UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 03/31/2026

Date of reporting period: 09/30/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares U.S. Aerospace & Defense ETF

ITA |Cboe BZX Exchange

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Aerospace & Defense ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Aerospace & Defense ETF	$23	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$11,836,085,813
Number of Portfolio Holdings...
42
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Aerospace & Defense...
99.9%
Leisure Products...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
General Electric Co...
21.5%
RTX Corp...
15.1
Boeing Co. (The)...
8.0
L3Harris Technologies, Inc...
4.7
Lockheed Martin Corp...
4.6
Howmet Aerospace, Inc...
4.6
General Dynamics Corp...
4.5
Northrop Grumman Corp...
4.5
TransDigm Group, Inc...
4.4
Axon Enterprise, Inc...
4.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Aerospace & Defense ETF

Semi-Annual Shareholder Report — September 30, 2025

ITA-09/25-SAR

iShares U.S. Broker-Dealers & Securities Exchanges ETF

IAI |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Broker-Dealers & Securities Exchanges ETF	$22	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,573,111,342
Number of Portfolio Holdings...
36
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Investment Banking & Brokerage...
57.0%
Financial Exchanges & Data...
43.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Goldman Sachs Group, Inc. (The)...
16.0%
Morgan Stanley...
12.8
S&P Global, Inc...
10.1
Charles Schwab Corp. (The)...
5.8
Robinhood Markets, Inc., Class A...
5.4
Coinbase Global, Inc., Class A...
4.8
CME Group, Inc., Class A...
4.6
MSCI, Inc...
4.5
Intercontinental Exchange, Inc...
4.4
Moody's Corp...
4.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Broker-Dealers & Securities Exchanges ETF

Semi-Annual Shareholder Report — September 30, 2025

IAI-09/25-SAR

iShares U.S. Healthcare Providers ETF

IHF |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Healthcare Providers ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare Providers ETF	$18	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$799,672,114
Number of Portfolio Holdings...
65
Portfolio Turnover Rate...
23%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care Services...
39.2%
Managed Health Care...
37.2
Health Care Facilities...
15.3
Health Care Technology...
8.3
Security	Percent of Total InvestmentsFootnote Reference(a)
UnitedHealth Group, Inc...
21.8%
CVS Health Corp...
11.9
Cigna Group (The)...
9.6
Veeva Systems, Inc., Class A...
4.8
HCA Healthcare, Inc...
4.7
Elevance Health, Inc...
4.6
Humana, Inc...
4.2
Labcorp Holdings, Inc...
3.8
Quest Diagnostics, Inc...
3.4
Tenet Healthcare Corp...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Healthcare Providers ETF

Semi-Annual Shareholder Report — September 30, 2025

IHF-09/25-SAR

iShares U.S. Home Construction ETF

ITB |Cboe BZX Exchange

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Home Construction ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Home Construction ETF	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,275,965,385
Number of Portfolio Holdings...
49
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Homebuilding...
65.3%
Building Products...
16.4
Home Improvement Retail...
10.5
Specialty Chemicals...
4.6
Home Furnishings...
1.8
Construction Materials...
1.3
Homefurnishing Retail...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
DR Horton, Inc...
15.8%
Lennar Corp., Class A...
9.6
PulteGroup, Inc...
8.8
NVR, Inc...
7.7
Home Depot, Inc. (The)...
4.6
Sherwin-Williams Co. (The)...
4.6
Toll Brothers, Inc...
4.6
Lowe's Companies, Inc...
4.5
TopBuild Corp...
3.7
Lennox International, Inc...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Home Construction ETF

Semi-Annual Shareholder Report — September 30, 2025

ITB-09/25-SAR

iShares U.S. Infrastructure ETF

IFRA |Cboe BZX Exchange

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Infrastructure ETF	$16	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,092,568,870
Number of Portfolio Holdings...
158
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
19.4%
Construction & Engineering...
14.1
Multi-Utilities...
11.6
Water Utilities...
6.5
Oil & Gas Storage & Transportation...
6.2
Gas Utilities...
6.1
Steel...
5.4
Building Products...
4.7
Construction Materials...
3.5
Construction Machinery & Heavy Transportation Equipment...
3.4
OtherFootnote Reference(b)...
19.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Eversource Energy...
0.8%
Sempra...
0.8
Xcel Energy, Inc...
0.8
Williams Companies, Inc. (The)...
0.8
MDU Resources Group, Inc...
0.8
NRG Energy, Inc...
0.8
CSX Corp...
0.8
Constellation Energy Corp...
0.8
Norfolk Southern Corp...
0.8
Spire, Inc...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Infrastructure ETF

Semi-Annual Shareholder Report — September 30, 2025

IFRA-09/25-SAR

iShares U.S. Insurance ETF

IAK |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Insurance ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Insurance ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$710,459,523
Number of Portfolio Holdings...
60
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Property & Casualty Insurance...
78.1%
Life & Health Insurance...
21.7
Multi-line Insurance...
0.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Progressive Corp. (The)...
15.9%
Chubb Ltd...
11.5
Travelers Companies, Inc. (The)...
6.9
Allstate Corp. (The)...
6.2
Aflac, Inc...
4.7
MetLife, Inc...
4.6
American International Group, Inc...
4.4
Hartford Insurance Group, Inc. (The)...
4.3
Prudential Financial, Inc...
4.2
Arch Capital Group Ltd...
3.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Insurance ETF

Semi-Annual Shareholder Report — September 30, 2025

IAK-09/25-SAR

iShares U.S. Manufacturing ETF

MADE |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Manufacturing ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Manufacturing ETF	$23	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$24,582,875
Number of Portfolio Holdings...
111
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electrical Components & Equipment...
15.6%
Aerospace & Defense...
14.7
Industrial Machinery & Supplies & Components...
13.6
Construction Machinery & Heavy Transportation Equipment...
9.2
Automobile Manufacturers...
8.3
Building Products...
7.9
Electronic Components...
5.9
Electronic Manufacturing Services...
5.3
Agricultural & Farm Machinery...
4.4
Industrial Conglomerates...
3.9
OtherFootnote Reference(b)...
11.2
Security	Percent of Total InvestmentsFootnote Reference(a)
TE Connectivity PLC...
4.1%
Amphenol Corp., Class A...
4.1
Eaton Corp. PLC...
4.0
Honeywell International, Inc...
3.9
Cummins, Inc...
3.8
General Motors Co...
3.8
Deere & Co...
3.8
PACCAR, Inc...
3.4
RTX Corp...
3.3
Ford Motor Co...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Manufacturing ETF

Semi-Annual Shareholder Report — September 30, 2025

MADE-09/25-SAR

iShares U.S. Medical Devices ETF

IHI |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Medical Devices ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Medical Devices ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$4,173,998,509
Number of Portfolio Holdings...
53
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care Equipment...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
Abbott Laboratories...
19.3%
Intuitive Surgical, Inc...
13.3
Boston Scientific Corp...
12.0
Medtronic PLC...
4.7
ResMed, Inc...
4.6
IDEXX Laboratories, Inc...
4.6
Edwards Lifesciences Corp...
4.5
Becton Dickinson & Co...
4.5
Stryker Corp...
4.4
GE HealthCare Technologies, Inc...
4.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Medical Devices ETF

Semi-Annual Shareholder Report — September 30, 2025

IHI-09/25-SAR

iShares U.S. Oil & Gas Exploration & Production ETF

IEO |Cboe BZX Exchange

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil & Gas Exploration & Production ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$467,763,424
Number of Portfolio Holdings...
49
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Exploration & Production...
75.8%
Oil & Gas Refining & Marketing...
24.2
Security	Percent of Total InvestmentsFootnote Reference(a)
ConocoPhillips...
19.2%
EOG Resources, Inc...
10.0
Marathon Petroleum Corp...
9.5
Phillips 66...
5.9
Expand Energy Corp...
4.9
Valero Energy Corp...
4.8
EQT Corp...
4.7
Diamondback Energy, Inc...
4.6
Devon Energy Corp...
4.4
Coterra Energy, Inc...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Oil & Gas Exploration & Production ETF

Semi-Annual Shareholder Report — September 30, 2025

IEO-09/25-SAR

iShares U.S. Oil Equipment & Services ETF

IEZ |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Oil Equipment & Services ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil Equipment & Services ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$113,759,821
Number of Portfolio Holdings...
32
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Equipment & Services...
85.1%
Oil & Gas Drilling...
14.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Baker Hughes Co., Class A...
23.2%
Schlumberger N.V...
21.2
Halliburton Co...
4.9
NOV, Inc...
4.5
Weatherford International PLC...
4.5
TechnipFMC PLC...
4.3
Archrock, Inc...
4.2
Noble Corp. PLC...
3.2
Valaris Ltd...
3.0
Transocean Ltd...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Oil Equipment & Services ETF

Semi-Annual Shareholder Report — September 30, 2025

IEZ-09/25-SAR

iShares U.S. Pharmaceuticals ETF

IHE |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Pharmaceuticals ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$580,759,373
Number of Portfolio Holdings...
46
Portfolio Turnover Rate...
17%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
Johnson & Johnson...
23.2%
Eli Lilly & Co...
22.2
Pfizer, Inc...
4.6
Merck & Co., Inc...
4.4
Zoetis, Inc., Class A...
4.3
Royalty Pharma PLC, Class A...
4.3
Viatris, Inc...
4.2
Bristol-Myers Squibb Co...
4.2
Elanco Animal Health, Inc...
3.7
Jazz Pharmaceuticals PLC...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Pharmaceuticals ETF

Semi-Annual Shareholder Report — September 30, 2025

IHE-09/25-SAR

iShares U.S. Real Estate ETF

IYR |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Real Estate ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Real Estate ETF	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$3,703,155,187
Number of Portfolio Holdings...
64
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care REITs...
14.8%
Retail REITs...
13.1
Telecom Tower REITs...
11.3
Industrial REITs...
10.6
Data Center REITs...
8.6
Real Estate Services...
8.5
Multi-Family Residential REITs...
7.9
Other Specialized REITs...
6.9
Self-Storage REITs...
6.3
Single-Family Residential REITs...
4.1
OtherFootnote Reference(b)...
7.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Welltower, Inc...
8.7%
Prologis, Inc...
7.8
American Tower Corp...
6.6
Simon Property Group, Inc...
4.6
Equinix, Inc...
4.5
Realty Income Corp...
4.1
Digital Realty Trust, Inc...
4.1
CBRE Group, Inc., Class A...
3.4
Public Storage...
3.4
Crown Castle, Inc...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Real Estate ETF

Semi-Annual Shareholder Report — September 30, 2025

IYR-09/25-SAR

iShares U.S. Regional Banks ETF

IAT |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Regional Banks ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Regional Banks ETF	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$669,565,384
Number of Portfolio Holdings...
36
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Regional Banks...
59.4%
Diversified Banks...
40.6
Security	Percent of Total InvestmentsFootnote Reference(a)
PNC Financial Services Group, Inc. (The)...
14.3%
U.S. Bancorp...
13.6
Truist Financial Corp...
10.6
M&T Bank Corp...
5.6
Fifth Third Bancorp...
4.5
Huntington Bancshares, Inc...
4.5
Regions Financial Corp...
4.3
Citizens Financial Group, Inc...
4.2
First Citizens BancShares, Inc., Class A...
3.5
KeyCorp...
3.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Regional Banks ETF

Semi-Annual Shareholder Report — September 30, 2025

IAT-09/25-SAR

iShares U.S. Telecommunications ETF

IYZ |Cboe BZX Exchange

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Telecommunications ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Telecommunications ETF	$21	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$685,799,896
Number of Portfolio Holdings...
25
Portfolio Turnover Rate...
28%

What did the Fund invest in?

(as of September 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of Total InvestmentsFootnote Reference(a)
Communications Equipment...
36.2%
Integrated Telecommunication Services...
32.4
Cable & Satellite...
10.6
Alternative Carriers...
10.2
Wireless Telecommunication Services...
7.2
Movies & Entertainment...
3.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
18.1%
AT&T, Inc...
13.4
Verizon Communications, Inc...
12.7
Arista Networks, Inc...
4.3
AST SpaceMobile, Inc., Class A...
4.1
T-Mobile U.S., Inc...
4.0
Comcast Corp., Class A...
3.9
Ciena Corp...
3.6
Motorola Solutions, Inc...
3.6
Charter Communications, Inc., Class A...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Telecommunications ETF

Semi-Annual Shareholder Report — September 30, 2025

IYZ-09/25-SAR

iShares Russell 1000 ETF

IWB |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 1000 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$43,561,998,435
Number of Portfolio Holdings...
1,015
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.9%
Financials...
13.8
Consumer Discretionary...
10.7
Communication Services...
10.0
Industrials...
9.2
Health Care...
9.0
Consumer Staples...
4.8
Energy...
3.0
Utilities...
2.3
Real Estate...
2.2
OtherFootnote Reference(b)...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.1%
Microsoft Corp...
6.2
Apple, Inc...
6.0
Amazon.com, Inc...
3.4
Meta Platforms, Inc., Class A...
2.6
Broadcom, Inc...
2.5
Alphabet, Inc., Class A...
2.3
Tesla, Inc...
2.0
Alphabet, Inc., Class C, NVS...
1.9
Berkshire Hathaway, Inc., Class B...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 ETF

Semi-Annual Shareholder Report — September 30, 2025

IWB-09/25-SAR

iShares Russell 1000 Growth ETF

IWF |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 1000 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Growth ETF	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$122,146,473,833
Number of Portfolio Holdings...
394
Portfolio Turnover Rate...
13%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
52.7%
Consumer Discretionary...
13.2
Communication Services...
11.5
Health Care...
6.8
Financials...
6.2
Industrials...
5.9
Consumer Staples...
2.4
Real Estate...
0.4
Materials...
0.3
Utilities...
0.3
OtherFootnote Reference(b)...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
13.1%
Microsoft Corp...
11.6
Apple, Inc...
11.2
Broadcom, Inc...
4.7
Amazon.com, Inc...
4.2
Tesla, Inc...
3.9
Meta Platforms, Inc., Class A...
3.8
Alphabet, Inc., Class A...
2.8
Alphabet, Inc., Class C, NVS...
2.3
Eli Lilly & Co...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 Growth ETF

Semi-Annual Shareholder Report — September 30, 2025

IWF-09/25-SAR

iShares Russell 1000 Value ETF

IWD |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 1000 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Value ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$64,313,700,353
Number of Portfolio Holdings...
873
Portfolio Turnover Rate...
13%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
22.6%
Industrials...
13.1
Health Care...
11.7
Information Technology...
10.5
Communication Services...
8.1
Consumer Discretionary...
7.7
Consumer Staples...
7.6
Energy...
5.9
Utilities...
4.5
Real Estate...
4.2
OtherFootnote Reference(b)...
4.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
3.2%
JPMorgan Chase & Co...
3.0
Amazon.com, Inc...
2.0
Alphabet, Inc., Class A...
1.7
Exxon Mobil Corp...
1.7
Johnson & Johnson...
1.5
Alphabet, Inc., Class C, NVS...
1.4
Walmart, Inc...
1.4
Procter & Gamble Co. (The)...
1.2
Bank of America Corp...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 Value ETF

Semi-Annual Shareholder Report — September 30, 2025

IWD-09/25-SAR

iShares Texas Equity ETF

TEXN |NASDAQ

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Texas Equity ETF (the “Fund”) for the period of June 23, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Texas Equity ETF	$6Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$13,318,333
Number of Portfolio Holdings...
199
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Energy...
32.2%
Information Technology...
17.3
Consumer Discretionary...
14.5
Industrials...
13.0
Financials...
5.2
Communication Services...
4.8
Real Estate...
3.8
Utilities...
3.5
Health Care...
3.1
Consumer Staples...
1.8
OtherFootnote Reference(b)...
0.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Tesla, Inc...
12.5%
Exxon Mobil Corp...
9.8
Oracle Corp...
8.4
Chevron Corp...
6.1
Caterpillar, Inc...
4.6
AT&T, Inc...
4.1
Texas Instruments, Inc...
3.4
Charles Schwab Corp. (The)...
3.4
Crowdstrike Holdings, Inc., Class A...
2.5
ConocoPhillips...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Texas Equity ETF

Semi-Annual Shareholder Report — September 30, 2025

TEXN-09/25-SAR

iShares US Small Cap Value Factor ETF

SVAL |Cboe BZX Exchange

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares US Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US Small Cap Value Factor ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$142,484,226
Number of Portfolio Holdings...
256
Portfolio Turnover Rate...
112%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.5%
Industrials...
16.8
Consumer Discretionary...
13.7
Health Care...
10.4
Information Technology...
7.6
Energy...
7.2
Materials...
5.3
Consumer Staples...
4.3
Utilities...
4.2
Real Estate...
3.1
OtherFootnote Reference(b)...
2.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Peabody Energy Corp...
0.6%
ODP Corp. (The)...
0.6
United Natural Foods, Inc...
0.5
American Eagle Outfitters, Inc...
0.5
Resideo Technologies, Inc...
0.5
SSR Mining, Inc...
0.5
TETRA Technologies, Inc...
0.5
Axcelis Technologies, Inc...
0.5
Upwork, Inc...
0.5
NETGEAR, Inc...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares US Small Cap Value Factor ETF

Semi-Annual Shareholder Report — September 30, 2025

SVAL-09/25-SAR

iShares Europe ETF

IEV |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Europe ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Europe ETF	$32	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$2,197,205,764
Number of Portfolio Holdings...
367
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Geographic allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.5%
Industrials...
19.3
Health Care...
13.4
Consumer Staples...
9.1
Consumer Discretionary...
8.5
Information Technology...
7.5
Materials...
5.2
Energy...
4.3
Utilities...
4.3
Communication Services...
3.2
OtherFootnote Reference(b)...
0.7
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
22.3%
France...
16.2
Germany...
14.9
Switzerland...
14.8
Netherlands...
8.1
Spain...
5.3
Italy...
4.9
Sweden...
4.5
Denmark...
2.9
Finland...
1.7
OtherFootnote Reference(c)...
4.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Europe ETF

Semi-Annual Shareholder Report — September 30, 2025

IEV-09/25-SAR

iShares Future AI & Tech ETF

ARTY |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Future AI & Tech ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future AI & Tech ETF	$29	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,671,071,601
Number of Portfolio Holdings...
51
Portfolio Turnover Rate...
20%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Geographic allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
83.6%
Communication Services...
5.4
Industrials...
5.3
Utilities...
3.1
Consumer Discretionary...
2.6
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
80.0%
Japan...
5.3
Taiwan...
3.7
France...
2.9
Ireland...
2.7
Israel...
2.7
Canada...
2.5
South Korea...
0.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Future AI & Tech ETF

Semi-Annual Shareholder Report — September 30, 2025

ARTY-09/25-SAR

iShares India 50 ETF

INDY |NASDAQ

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares India 50 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares India 50 ETF	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$657,974,584
Number of Portfolio Holdings...
52
Portfolio Turnover Rate...
11%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
36.5%
Consumer Discretionary...
11.7
Information Technology...
9.9
Energy...
9.8
Industrials...
7.7
Consumer Staples...
6.8
Materials...
6.3
Communication Services...
4.5
Health Care...
4.3
Utilities...
2.5
Security	Percent of Total InvestmentsFootnote Reference(a)
HDFC Bank Ltd...
12.9%
ICICI Bank Ltd...
8.5
Reliance Industries Ltd...
8.2
Infosys Ltd...
4.6
Bharti Airtel Ltd...
4.5
Larsen & Toubro Ltd...
3.8
ITC Ltd...
3.4
State Bank of India...
3.2
Axis Bank Ltd...
2.9
Mahindra & Mahindra Ltd...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares India 50 ETF

Semi-Annual Shareholder Report — September 30, 2025

INDY-09/25-SAR

iShares Latin America 40 ETF

ILF |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Latin America 40 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Latin America 40 ETF	$27	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$1,956,012,885
Number of Portfolio Holdings...
45
Portfolio Turnover Rate...
7%

What did the Fund invest in?

(as of September 30, 2025)

Sector allocation

Geographic allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
41.5%
Materials...
19.6
Consumer Staples...
10.6
Energy...
10.0
Industrials...
5.1
Utilities...
4.8
Communication Services...
4.6
Health Care...
1.5
Consumer Discretionary...
1.5
Real Estate...
0.8
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Brazil...
59.3%
Mexico...
25.9
Chile...
7.3
Peru...
3.5
Colombia...
2.1
United States...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Latin America 40 ETF

Semi-Annual Shareholder Report — September 30, 2025

ILF-09/25-SAR

(b)     Not Applicable
Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
September 30, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX Exchange
iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
iShares U.S. Home Construction ETF | ITB | Cboe BZX Exchange
iShares U.S. Infrastructure ETF | IFRA | Cboe BZX Exchange
iShares U.S. Insurance ETF | IAK | NYSE Arca
iShares U.S. Manufacturing ETF | MADE | NYSE Arca
iShares U.S. Medical Devices ETF | IHI | NYSE Arca
iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX Exchange
iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
iShares U.S. Real Estate ETF | IYR | NYSE Arca
iShares U.S. Regional Banks ETF | IAT | NYSE Arca
iShares U.S. Telecommunications ETF | IYZ | Cboe BZX Exchange

Page

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .8%
AAR Corp.
(a) (b)
............................ 432,302 $ 38,764,520
AeroVironment, Inc.
(a) (b)
...................... 388,703 122,398,688
Archer Aviation, Inc. , Class A
(a) (b)
................ 6,465,710 61,941,502
ATI, Inc.
(a)
............................... 1,683,961 136,973,388
Axon Enterprise, Inc.
(a) (b)
..................... 675,246 484,583,539
Boeing Co. (The)
(a) (b)
........................ 4,392,769 948,091,333
BWX Technologies, Inc. ..................... 1,116,657 205,878,051
Cadre Holdings, Inc. ........................ 352,287 12,861,998
Carpenter Technology Corp. .................. 609,054 149,547,119
Curtiss-Wright Corp. ........................ 460,336 249,934,828
Ducommun, Inc.
(a) (b)
........................ 167,537 16,105,332
General Dynamics Corp. ..................... 1,562,565 532,834,665
General Electric Co. ........................ 8,450,712 2,542,143,184
HEICO Corp.
(b)
........................... 490,972 158,495,581
HEICO Corp. , Class A ....................... 944,774 240,057,626
Hexcel Corp. ............................. 972,701 60,988,353
Howmet Aerospace, Inc.
(b)
.................... 2,746,363 538,918,811
Huntington Ingalls Industries, Inc. ............... 479,424 138,030,964
Karman Holdings, Inc.
(a) (b)
.................... 938,232 67,740,350
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 2,062,240 188,426,869
L3Harris Technologies, Inc. ................... 1,831,307 559,299,471
Leonardo DRS, Inc. ........................ 941,752 42,755,541
Loar Holdings, Inc.
(a) (b)
....................... 434,126 34,730,080
Lockheed Martin Corp. ...................... 1,088,197 543,238,824
Mercury Systems, Inc.
(a) (b)
.................... 644,890 49,914,486
Moog, Inc. , Class A
(b)
....................... 347,424 72,149,542
National Presto Industries, Inc. ................. 64,561 7,240,516
Northrop Grumman Corp. .................... 870,521 530,425,856
Rocket Lab Corp.
(a) (b)
....................... 5,186,607 248,490,341
RTX Corp. .............................. 10,666,921 1,784,895,891
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
....... 1,435,751 55,419,989
Security Shares Value
a
Aerospace & Defense (continued)
StandardAero, Inc.
(a) (b)
....................... 1,714,188 $ 46,780,191
Textron, Inc.
(b)
............................ 2,177,219 183,953,233
TransDigm Group, Inc. ...................... 392,122 516,824,638
V2X, Inc.
(a)
.............................. 251,499 14,609,577
VSE Corp.
(b)
............................. 252,296 41,941,687
Woodward, Inc. ........................... 732,638 185,144,949
11,812,531,513
a
Leisure Products  —  0 .1%
Smith & Wesson Brands, Inc. .................. 540,691 5,314,993
Sturm Ruger & Co., Inc. ..................... 197,204 8,572,458
13,887,451
a
Total Long-Term Investments — 99.9%
(Cost: $ 8,320,217,564 ) ............................... 11,826,418,964
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 393,152,325 393,348,902
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 8,846,047 8,846,047
a
Total Short-Term Securities — 3.4%
(Cost: $ 402,124,794 ) ................................ 402,194,949
Total Investments — 103.3%
(Cost: $ 8,722,342,358 ) ............................... 12,228,613,913
Liabilities in Excess of Other Assets — ( 3 .3 ) % ............... (392,528,100)
Net Assets — 100.0% ................................. $ 11,836,085,813
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 368,673,886 $ 24,647,569
(a)
$ — $ 5,685 $ 21,762 $ 393,348,902 393,152,325 $ 307,559
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 8,308,939 537,108
(a)
— — — 8,846,047 8,846,047 148,258 —
$ 5,685 $ 21,762
$ 402,194,949
$ 455,817 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Aerospace & Defense ETF
4
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 56 12/19/25 $ 8,777 $ 104,591
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 104,591 $ — $ — $ — $ 104,591
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 1,331,047 $ — $ — $ — $ 1,331,047
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 169,232 $ — $ — $ — $ 169,232
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,639,920
a

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,826,418,964  $ —  $ —  $ 11,826,418,964
Short-Term Securities
Money Market Funds ...................................... 402,194,949  —  —  402,194,949
$ 12,228,613,913  $ —  $ —  $ 12,228,613,913
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 104,591  $ —  $ —  $ 104,591
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  —  43 .0%
Cboe Global Markets, Inc. .................... 166,539 $ 40,843,690
CME Group, Inc. , Class A .................... 269,881 72,919,147
Coinbase Global, Inc. , Class A
(a) (b)
............... 222,442 75,071,951
Donnelley Financial Solutions, Inc.
(a) (b)
............ 45,145 2,321,807
FactSet Research Systems, Inc. ................ 60,672 17,381,921
Intercontinental Exchange, Inc. ................ 407,274 68,617,523
MarketAxess Holdings, Inc. ................... 56,170 9,787,622
Moody's Corp. ............................ 138,718 66,096,353
Morningstar, Inc. .......................... 39,521 9,169,267
MSCI, Inc. .............................. 123,257 69,937,254
Nasdaq, Inc. ............................. 721,789 63,842,237
S&P Global, Inc. .......................... 325,445 158,397,336
Tradeweb Markets, Inc. , Class A ................ 185,600 20,597,888
674,983,996
a
Investment Banking & Brokerage  —  56 .9%
BGC Group, Inc. , Class A .................... 587,619 5,558,876
Charles Schwab Corp. (The) .................. 958,351 91,493,770
Evercore, Inc. , Class A ...................... 61,809 20,849,412
Goldman Sachs Group, Inc. (The) .............. 315,261 251,058,097
Houlihan Lokey, Inc. , Class A .................. 87,222 17,908,421
Interactive Brokers Group, Inc. , Class A ........... 708,969 48,784,157
Jefferies Financial Group, Inc. ................. 264,157 17,281,151
Lazard, Inc. ............................. 181,738 9,592,132
LPL Financial Holdings, Inc. ................... 127,398 42,384,041
Moelis & Co. , Class A ....................... 98,399 7,017,817
Morgan Stanley ........................... 1,263,472 200,841,509
Perella Weinberg Partners , Class A .............. 104,337 2,224,465
Security Shares Value
a
Investment Banking & Brokerage (continued)
Piper Sandler Companies .................... 26,744 $ 9,279,901
PJT Partners, Inc. , Class A
(b)
.................. 39,024 6,935,736
Raymond James Financial, Inc. ................ 282,590 48,775,034
Robinhood Markets, Inc. , Class A
(a) (b)
............. 597,180 85,504,232
Stifel Financial Corp. ....................... 163,865 18,593,762
StoneX Group, Inc.
(a)
....................... 74,569 7,525,503
Virtu Financial, Inc. , Class A ................... 128,512 4,562,176
896,170,192
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,328,088,333 ) ............................... 1,571,154,188
a
Short-Term Securities
Money Market Funds  —  5 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 79,605,002 79,644,805
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 2,310,081 2,310,081
a
Total Short-Term Securities — 5.2%
(Cost: $ 81,954,886 ) ................................. 81,954,886
Total Investments — 105.1%
(Cost: $ 1,410,043,219 ) ............................... 1,653,109,074
Liabilities in Excess of Other Assets — ( 5 .1 ) % ............... (79,997,732)
Net Assets — 100.0% ................................. $ 1,573,111,342
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 345,956 $ 79,300,301
(a)
$ — $ (1,383) $ (69) $ 79,644,805 79,605,002 $ 8,249
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 1,172,453 1,137,628
(a)
— — — 2,310,081 2,310,081 42,537 —
$ (1,383) $ (69)
$ 81,954,886
$ 50,786 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 8 12/19/25 $ 1,339 $ 2,467
E-Mini Russell 2000 Index ................................................................ 4 12/19/25 491 833
$ 3,300
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,300 $ — $ — $ — $ 3,300
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 304,114 $ — $ — $ — $ 304,114
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (9,488) $ — $ — $ — $ (9,488)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 10,796,093
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
8
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,571,154,188  $ —  $ —  $ 1,571,154,188
Short-Term Securities
Money Market Funds ...................................... 81,954,886  —  —  81,954,886
$ 1,653,109,074  $ —  $ —  $ 1,653,109,074
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,300  $ —  $ —  $ 3,300
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Facilities  —  15 .3%
Acadia Healthcare Co., Inc.
(a) (b)
................. 118,935 $ 2,944,831
Brookdale Senior Living, Inc.
(a)
................. 305,944 2,591,346
Community Health Systems, Inc.
(a) (b)
............. 147,745 474,261
Concentra Group Holdings Parent, Inc. ........... 153,515 3,213,069
Encompass Health Corp. .................... 129,657 16,469,032
Ensign Group, Inc. (The) ..................... 73,744 12,740,751
HCA Healthcare, Inc.
(b)
...................... 88,909 37,893,016
National HealthCare Corp. .................... 15,993 1,943,309
PACS Group, Inc.
(a)
........................ 55,795 766,065
Select Medical Holdings Corp. ................. 142,331 1,827,530
Surgery Partners, Inc.
(a)
..................... 96,821 2,095,206
Tenet Healthcare Corp.
(a)
..................... 113,729 23,091,536
U.S. Physical Therapy, Inc. ................... 19,528 1,658,904
Universal Health Services, Inc. , Class B .......... 72,585 14,839,277
122,548,133
a
Health Care Services  —  39 .1%
Addus HomeCare Corp.
(a)
.................... 23,394 2,760,258
agilon health, Inc.
(a)
........................ 399,120 411,094
AMN Healthcare Services, Inc.
(a)
................ 49,211 952,725
Astrana Health, Inc.
(a)
....................... 55,136 1,563,106
Aveanna Healthcare Holdings, Inc.
(a)
............. 91,205 808,988
BrightSpring Health Services, Inc.
(a) (b)
............ 125,483 3,709,278
Castle Biosciences, Inc.
(a)
.................... 37,249 848,160
Chemed Corp. ............................ 18,757 8,398,259
Cigna Group (The) ......................... 265,172 76,435,829
CorVel Corp.
(a)
............................ 40,314 3,121,110
Cross Country Healthcare, Inc.
(a)
............... 39,572 561,922
CVS Health Corp. ......................... 1,259,977 94,989,666
DaVita, Inc.
(a) (b)
........................... 46,019 6,114,545
Fulgent Genetics, Inc.
(a)
..................... 25,942 586,289
GeneDx Holdings Corp. , Class A
(a)
.............. 27,377 2,949,598
Guardant Health, Inc.
(a)
...................... 160,528 10,029,789
Hims & Hers Health, Inc. , Class A
(a) (b)
............ 266,151 15,096,085
Labcorp Holdings, Inc. ...................... 106,970 30,706,808
LifeStance Health Group, Inc.
(a)
................ 224,728 1,236,004
NeoGenomics, Inc.
(a)
....................... 165,790 1,279,899
OPKO Health, Inc.
(a)
........................ 572,493 887,364
Option Care Health, Inc.
(a)
.................... 209,019 5,802,367
Pediatrix Medical Group, Inc.
(a)
................. 110,125 1,844,594
Pennant Group, Inc. (The)
(a)
................... 44,383 1,119,339
Premier, Inc. , Class A ....................... 106,049 2,948,162
Privia Health Group, Inc.
(a)
.................... 148,578 3,699,592
Quest Diagnostics, Inc. ...................... 143,944 27,432,848
RadNet, Inc.
(a) (b)
........................... 89,154 6,794,426
313,088,104
a
Security Shares Value
a
Health Care Technology  —  8 .3%
Certara, Inc.
(a)
............................ 155,368 $ 1,898,597
Claritev Corp.
(a)
........................... 9,732 516,574
Doximity, Inc. , Class A
(a) (b)
.................... 175,580 12,843,677
Evolent Health, Inc. , Class A
(a)
................. 150,954 1,277,071
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 112,760 476,975
HealthStream, Inc. ......................... 30,450 859,908
Phreesia, Inc.
(a)
........................... 72,915 1,714,961
Schrodinger, Inc.
(a)
......................... 71,996 1,444,240
Teladoc Health, Inc.
(a) (b)
...................... 227,867 1,761,412
Veeva Systems, Inc. , Class A
(a)
................ 127,683 38,038,042
Waystar Holding Corp.
(a)
..................... 148,030 5,613,298
66,444,755
a
Managed Health Care  —  37 .2%
Alignment Healthcare, Inc.
(a)
.................. 186,180 3,248,841
Centene Corp.
(a)
.......................... 600,596 21,429,265
Clover Health Investments Corp. , Class A
(a) (b)
....... 507,209 1,552,060
Elevance Health, Inc. ....................... 114,301 36,932,939
HealthEquity, Inc.
(a)
......................... 111,313 10,549,133
Humana, Inc. ............................ 128,158 33,342,867
Molina Healthcare, Inc.
(a) (b)
.................... 69,769 13,350,996
Progyny, Inc.
(a)
............................ 103,040 2,217,421
UnitedHealth Group, Inc. ..................... 505,533 174,560,545
297,184,067
a
Total Long-Term Investments — 99.9%
(Cost: $ 854,431,084 ) ................................ 799,265,059
a
Short-Term Securities
Money Market Funds  —  6 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 50,637,734 50,663,053
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 478,421 478,421
a
Total Short-Term Securities — 6.4%
(Cost: $ 51,135,834 ) ................................. 51,141,474
Total Investments — 106.3%
(Cost: $ 905,566,918 ) ................................ 850,406,533
Liabilities in Excess of Other Assets — ( 6 .3 ) % ............... (50,734,419)
Net Assets — 100.0% ................................. $ 799,672,114
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,910,381 $ 38,753,539
(a)
$ — $ (947) $ 80 $ 50,663,053 50,637,734 $ 24,538
(b)
$ —

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Healthcare Providers ETF
10
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares . $ 640,202 $ — $ (161,781)
(a)
$ — $ — $ 478,421 478,421 $ 13,883 $ —
$ (947) $ 80
$ 51,141,474
$ 38,421 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 2 12/19/25 $ 283 $ 6,455
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 6,455 $ — $ — $ — $ 6,455
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (65,046) $ — $ — $ — $ (65,046)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (299) $ — $ — $ — $ (299)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 278,870
a

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 799,265,059  $ —  $ —  $ 799,265,059
Short-Term Securities
Money Market Funds ...................................... 51,141,474  —  —  51,141,474
$ 850,406,533  $ —  $ —  $ 850,406,533
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,455  $ —  $ —  $ 6,455
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
U.S. Home Construction ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Building Products  —  16 .4%
American Woodmark Corp.
(a)
.................. 83,913 $ 5,602,032
Builders FirstSource, Inc.
(a) (b)
.................. 637,265 77,268,381
Fortune Brands Innovations, Inc. ............... 691,974 36,944,492
Gibraltar Industries, Inc.
(a) (b)
................... 170,126 10,683,913
Griffon Corp. ............................. 225,456 17,168,474
Hayward Holdings, Inc.
(a) (b)
.................... 1,151,159 17,405,524
JELD-WEN Holding, Inc.
(a)
.................... 492,308 2,417,232
Lennox International, Inc. .................... 184,257 97,538,286
Masco Corp. ............................. 1,206,853 84,950,383
Masterbrand, Inc.
(a) (b)
....................... 730,558 9,621,449
Owens Corning ........................... 482,037 68,188,954
Quanex Building Products Corp. ................ 263,495 3,746,899
Simpson Manufacturing Co., Inc. ............... 239,902 40,173,989
Trex Co., Inc.
(a) (b)
.......................... 618,167 31,940,689
UFP Industries, Inc. ........................ 337,550 31,557,549
535,208,246
a
Construction Materials  —  1 .3%
Eagle Materials, Inc.
(b)
....................... 187,030 43,585,471
a
Home Furnishings  —  1 .7%
Ethan Allen Interiors, Inc. .................... 133,417 3,930,465
La-Z-Boy, Inc. ............................ 237,307 8,144,376
Leggett & Platt, Inc. ........................ 780,254 6,928,655
Mohawk Industries, Inc.
(a) (b)
................... 300,868 38,787,903
57,791,399
a
Home Improvement Retail  —  10 .5%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 620,803 45,753,181
Home Depot, Inc. (The) ..................... 374,529 151,755,406
Lowe's Companies, Inc. ..................... 580,452 145,873,392
343,381,979
a
Homebuilding  —  65 .3%
Beazer Homes USA, Inc.
(a) (b)
.................. 299,829 7,360,802
Cavco Industries, Inc.
(a) (b)
..................... 86,946 50,492,151
Century Communities, Inc. ................... 283,486 17,964,508
Champion Homes, Inc.
(a) (b)
.................... 620,960 47,422,715
DR Horton, Inc. ........................... 3,044,828 516,007,001
Dream Finders Homes, Inc. , Class A
(a) (b)
........... 316,596 8,206,168
Green Brick Partners, Inc.
(a) (b)
.................. 334,911 24,736,526
Security Shares Value
a
Homebuilding (continued)
Hovnanian Enterprises, Inc. , Class A
(a)
............ 50,096 $ 6,436,835
Installed Building Products, Inc.
(b)
............... 250,575 61,806,829
KB Home ............................... 747,034 47,541,244
Lennar Corp. , Class A ....................... 2,499,139 314,991,480
Lennar Corp. , Class B ...................... 99,889 11,985,681
LGI Homes, Inc.
(a) (b)
........................ 222,801 11,521,040
M/I Homes, Inc.
(a)
.......................... 289,790 41,857,268
Meritage Homes Corp. ...................... 781,371 56,594,701
NVR, Inc.
(a) (b)
............................. 31,515 253,212,310
PulteGroup, Inc.
(b)
......................... 2,166,456 286,253,831
Taylor Morrison Home Corp.
(a)
................. 1,085,361 71,644,680
Toll Brothers, Inc. .......................... 1,078,115 148,930,806
TopBuild Corp.
(a) (b)
......................... 307,215 120,078,055
Tri Pointe Homes, Inc.
(a) (b)
.................... 960,744 32,636,474
2,137,681,105
a
Homefurnishing Retail  —  0 .1%
Arhaus, Inc. , Class A
(a)
...................... 310,479 3,300,392
a
Specialty Chemicals  —  4 .6%
Sherwin-Williams Co. (The) ................... 433,317 150,040,344
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,634,940,733 ) ............................... 3,270,988,936
a
Short-Term Securities
Money Market Funds  —  3 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 94,365,730 94,412,913
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 4,842,443 4,842,443
a
Total Short-Term Securities — 3.0%
(Cost: $ 99,242,819 ) ................................. 99,255,356
Total Investments — 102.9%
(Cost: $ 3,734,183,552 ) ............................... 3,370,244,292
Liabilities in Excess of Other Assets — ( 2 .9 ) % ............... (94,278,907)
Net Assets — 100.0% ................................. $ 3,275,965,385
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 53,138,348 $ 41,272,789
(a)
$ — $ (3,474) $ 5,250 $ 94,412,913 94,365,730 $ 71,553
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,921,347 — (78,904)
(a)
— — 4,842,443 4,842,443 80,765 —
$ (3,474) $ 5,250
$ 99,255,356
$ 152,318 $ —

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................ 13 12/19/25 $ 4,272 $ (70,967)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 70,967 $ — $ — $ — $ 70,967
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 701,347 $ — $ — $ — $ 701,347
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (70,557) $ — $ — $ — $ (70,557)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,073,680
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Home Construction ETF
14
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,270,988,936  $ —  $ —  $ 3,270,988,936
Short-Term Securities
Money Market Funds ...................................... 99,255,356  —  —  99,255,356
$ 3,370,244,292  $ —  $ —  $ 3,370,244,292
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (70,967) $ —  $ —  $ (70,967)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
ATI, Inc.
(a)
............................... 227,806 $ 18,529,740
Carpenter Technology Corp. .................. 71,486 17,552,672
36,082,412
a
Aluminum  —  1 .3%
Century Aluminum Co.
(a)
..................... 800,381 23,499,186
Kaiser Aluminum Corp. ...................... 207,827 16,035,931
39,535,117
a
Automotive Parts & Equipment  —  0 .5%
XPEL, Inc.
(a)
............................. 495,750 16,394,453
a
Building Products  —  4 .6%
Advanced Drainage Systems, Inc. .............. 118,997 16,504,884
Apogee Enterprises, Inc. ..................... 405,482 17,666,851
Armstrong World Industries, Inc. ................ 88,996 17,444,106
Builders FirstSource, Inc.
(a)
................... 118,358 14,350,907
Carlisle Companies, Inc. ..................... 44,656 14,690,038
Insteel Industries, Inc. ....................... 454,919 17,441,594
Owens Corning ........................... 113,708 16,085,134
Simpson Manufacturing Co., Inc. ............... 90,144 15,095,514
Trex Co., Inc.
(a)
........................... 273,333 14,123,116
143,402,144
a
Commodity Chemicals  —  3 .3%
AdvanSix, Inc. ............................ 834,706 16,176,602
Hawkins, Inc. ............................ 105,825 19,336,344
Koppers Holdings, Inc. ...................... 612,578 17,152,184
LyondellBasell Industries N.V. , Class A ........... 320,531 15,718,840
Olin Corp. ............................... 697,715 17,435,898
Westlake Corp. ........................... 197,473 15,217,269
101,037,137
a
Construction & Engineering  —  14 .1%
AECOM ................................ 139,689 18,225,224
API Group Corp.
(a)
......................... 505,947 17,389,398
Argan, Inc. .............................. 83,579 22,570,509
Bowman Consulting Group Ltd.
(a)
............... 433,009 18,342,261
Comfort Systems USA, Inc. ................... 25,040 20,662,507
Construction Partners, Inc. , Class A
(a) (b)
........... 144,428 18,342,356
EMCOR Group, Inc. ........................ 28,284 18,371,589
Everus Construction Group, Inc.
(a)
............... 238,451 20,447,173
Fluor Corp.
(a)
............................. 425,408 17,896,915
Granite Construction, Inc. .................... 163,626 17,941,591
Great Lakes Dredge & Dock Corp.
(a)
............. 1,507,721 18,077,575
IES Holdings, Inc.
(a)
........................ 50,584 20,114,728
Limbach Holdings, Inc.
(a)
..................... 164,003 15,927,971
MasTec, Inc.
(a)
............................ 99,250 21,121,393
Matrix Service Co.
(a)
........................ 1,211,099 15,841,175
MYR Group, Inc.
(a)
......................... 98,213 20,431,250
NWPX Infrastructure, Inc.
(a)
................... 338,574 17,920,722
Primoris Services Corp. ..................... 150,994 20,736,006
Quanta Services, Inc. ....................... 47,477 19,675,418
Stantec, Inc.
(b)
............................ 163,687 17,645,459
Sterling Infrastructure, Inc.
(a) (b)
................. 61,759 20,978,297
Tutor Perini Corp.
(a)
........................ 282,027 18,498,151
Valmont Industries, Inc. ...................... 46,726 18,117,072
435,274,740
a
Construction Machinery & Heavy Transportation Equipment  —  3 .4%
Astec Industries, Inc. ....................... 373,481 17,975,641
Caterpillar, Inc. ........................... 41,808 19,948,687
Greenbrier Companies, Inc. (The) ............... 375,048 17,315,966
Oshkosh Corp. ........................... 126,527 16,410,552
Security Shares Value
a
Construction Machinery & Heavy Transportation Equipment (continued)
Terex Corp. .............................. 333,944 $ 17,131,327
Trinity Industries, Inc. ....................... 619,977 17,384,155
106,166,328
a
Construction Materials  —  3 .5%
CRH PLC ............................... 157,428 18,875,617
Eagle Materials, Inc. ........................ 72,888 16,985,820
Knife River Corp.
(a) (b)
........................ 220,076 16,917,242
Martin Marietta Materials, Inc. ................. 28,357 17,872,850
United States Lime & Minerals, Inc.
(b)
............ 143,721 18,906,498
Vulcan Materials Co. ....................... 59,994 18,455,354
108,013,381
a
Copper  —  1 .3%
MAC Copper Ltd.
(a) (b)
....................... 1,454,428 17,758,566
Taseko Mines Ltd.
(a)
........................ 5,305,141 22,440,747
40,199,313
a
Distributors  —  0 .5%
Pool Corp. .............................. 53,008 16,436,191
a
Diversified Chemicals  —  0 .5%
LSB Industries, Inc.
(a)
....................... 2,113,179 16,651,851
a
Diversified Metals & Mining  —  0 .6%
Compass Minerals International, Inc.
(a)
............ 940,181 18,051,475
a
Electric Utilities  —  19 .4%
ALLETE, Inc. ............................ 361,905 24,030,492
Alliant Energy Corp. ........................ 356,506 24,032,070
American Electric Power Co., Inc. ............... 213,100 23,973,750
Constellation Energy Corp. ................... 76,377 25,133,379
Duke Energy Corp. ........................ 191,011 23,637,611
Edison International ........................ 423,087 23,388,249
Entergy Corp. ............................ 262,527 24,464,891
Evergy, Inc. .............................. 321,751 24,459,511
Eversource Energy ........................ 362,563 25,792,732
Exelon Corp. ............................. 530,435 23,874,879
FirstEnergy Corp. ......................... 529,826 24,276,627
Fortis, Inc. .............................. 467,339 23,712,781
Hawaiian Electric Industries, Inc.
(a) (b)
............. 1,869,183 20,635,780
IDACORP, Inc. ........................... 183,776 24,285,998
MGE Energy, Inc. .......................... 271,817 22,881,555
NextEra Energy, Inc. ....................... 324,888 24,525,795
NRG Energy, Inc. .......................... 155,984 25,261,609
OGE Energy Corp. ......................... 521,767 24,142,159
PG&E Corp. ............................. 1,526,656 23,021,973
Pinnacle West Capital Corp. .................. 258,853 23,208,760
Portland General Electric Co. .................. 537,429 23,646,876
PPL Corp. .............................. 640,635 23,805,997
Southern Co. (The) ........................ 251,005 23,787,744
TXNM Energy, Inc. ......................... 405,078 22,907,161
Xcel Energy, Inc. .......................... 316,941 25,561,292
598,449,671
a
Environmental & Facilities Services  —  0 .5%
Tetra Tech, Inc. ........................... 490,122 16,360,272
a
Forest Products  —  1 .0%
Louisiana-Pacific Corp. ...................... 178,312 15,841,238
West Fraser Timber Co. Ltd.
(b)
................. 235,703 16,023,090
31,864,328
a
Gas Utilities  —  6 .1%
Atmos Energy Corp. ........................ 138,386 23,629,409
Chesapeake Utilities Corp. ................... 183,433 24,706,591

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
16
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Gas Utilities (continued)
MDU Resources Group, Inc. .................. 1,423,626 $ 25,354,779
New Jersey Resources Corp. .................. 489,252 23,557,484
Northwest Natural Holding Co. ................. 550,271 24,723,676
ONE Gas, Inc. ............................ 303,140 24,536,152
Southwest Gas Holdings, Inc. ................. 224,647 17,598,846
Spire, Inc. ............................... 304,947 24,859,279
188,966,216
a
Industrial Machinery & Supplies & Components  —  1 .7%
Kornit Digital Ltd.
(a) (b)
........................ 1,153,555 15,572,993
Luxfer Holdings PLC ....................... 1,288,887 17,915,529
Mueller Industries, Inc. ...................... 181,040 18,304,954
51,793,476
a
Multi-Utilities  —  11 .6%
Algonquin Power & Utilities Corp. ............... 4,063,215 21,819,464
Ameren Corp. ............................ 228,928 23,895,505
Avista Corp. ............................. 624,791 23,623,348
Black Hills Corp. .......................... 385,445 23,739,557
CenterPoint Energy, Inc. ..................... 609,757 23,658,572
CMS Energy Corp. ......................... 321,966 23,587,229
Consolidated Edison, Inc. .................... 234,934 23,615,566
Dominion Energy, Inc. ....................... 395,880 24,215,980
DTE Energy Co. .......................... 168,645 23,851,462
NiSource, Inc. ............................ 571,178 24,732,007
Northwestern Energy Group, Inc. ............... 397,569 23,301,519
Public Service Enterprise Group, Inc. ............ 283,981 23,701,054
Sempra ................................ 284,269 25,578,525
Unitil Corp. .............................. 498,143 23,841,124
WEC Energy Group, Inc. ..................... 213,708 24,488,800
357,649,712
a
Oil & Gas Equipment & Services  —  0 .6%
Atlas Energy Solutions, Inc. ................... 1,638,656 18,631,519
a
Oil & Gas Storage & Transportation  —  6 .2%
Antero Midstream Corp. ..................... 1,262,174 24,536,663
DT Midstream, Inc. ......................... 218,807 24,738,319
Kinder Morgan, Inc. ........................ 866,264 24,523,934
Kinetik Holdings, Inc. , Class A ................. 549,091 23,468,149
New Fortress Energy, Inc. , Class A
(a) (b)
............ 9,402,399 20,779,302
ONEOK, Inc. ............................. 317,146 23,142,144
TC Energy Corp.
(b)
......................... 444,211 24,169,520
Williams Companies, Inc. (The) ................ 402,671 25,509,208
190,867,239
a
Rail Transportation  —  2 .4%
CSX Corp. .............................. 708,129 25,145,661
Norfolk Southern Corp. ...................... 82,841 24,886,265
Union Pacific Corp. ........................ 104,555 24,713,665
74,745,591
a
Research & Consulting Services  —  0 .6%
Jacobs Solutions, Inc. ....................... 121,428 18,197,200
a
Specialty Chemicals  —  1 .6%
Eastman Chemical Co. ...................... 256,126 16,148,744
Ecovyst, Inc.
(a)
............................ 1,965,430 17,217,167
Ingevity Corp.
(a)
........................... 295,488 16,307,983
49,673,894
a
Steel  —  5 .3%
Algoma Steel Group, Inc. .................... 3,448,780 12,260,413
Cleveland-Cliffs, Inc.
(a)
...................... 1,550,699 18,918,528
Commercial Metals Co. ...................... 298,760 17,112,973
Metallus, Inc.
(a)
........................... 1,036,293 17,129,923
Security Shares Value
a
Steel (continued)
Nucor Corp. ............................. 119,910 $ 16,239,411
Olympic Steel, Inc. ......................... 522,817 15,919,778
Reliance, Inc. ............................ 59,152 16,611,656
Ryerson Holding Corp. ...................... 752,702 17,206,768
Steel Dynamics, Inc. ........................ 131,363 18,315,943
Worthington Steel, Inc. ...................... 534,642 16,247,770
165,963,163
a
Trading Companies & Distributors  —  1 .5%
BlueLinx Holdings, Inc.
(a) (b)
.................... 204,962 14,978,623
Boise Cascade Co. ........................ 196,531 15,195,777
United Rentals, Inc. ........................ 18,138 17,315,623
47,490,023
a
Water Utilities  —  6 .5%
American States Water Co. ................... 308,561 22,623,693
American Water Works Co., Inc. ................ 160,443 22,332,061
Artesian Resources Corp. , Class A , NVS
(c)
......... 693,191 22,594,561
California Water Service Group ................ 488,575 22,420,707
Consolidated Water Co. Ltd. .................. 522,608 18,437,610
Essential Utilities, Inc. ....................... 585,467 23,360,133
H2O America ............................ 456,475 22,230,332
Middlesex Water Co. ....................... 425,264 23,015,288
York Water Co. (The)
(c)
...................... 742,874 22,598,227
199,612,612
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,750,065,840 ) ............................... 3,087,509,458
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 46,436,924 46,460,143
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 4,510,060 4,510,060
a
Total Short-Term Securities — 1.7%
(Cost: $ 50,965,024 ) ................................. 50,970,203
Total Investments — 101.5%
(Cost: $ 2,801,030,864 ) ............................... 3,138,479,661
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (45,910,791)
Net Assets — 100.0% ................................. $ 3,092,568,870
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
Artesian Resources
Corp. ......... $ 16,970,491 $ 6,320,557 $ (556,099) $ (35,009) $ (105,379) $ 22,594,561 693,191 $ 357,570 $ —
BlackRock Cash
Funds: Institutional,
SL Agency Shares 25,497,070 20,960,417
(a)
— 409 2,247 46,460,143 46,436,924 265,215
(b)
—
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,467,101 42,959
(a)
— — — 4,510,060 4,510,060 68,888 —
York Water Co. (The)
(c)
N/A 3,709,783 (109,165) (17,164) (2,334,540) 22,598,227 742,874 162,838 —
$ (51,764) $ (2,437,672)
$ 96,162,991
$ 854,511 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of the beginning of the period, the entity was not considered an affiliate.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 1 12/19/25 $ 94 $ (172)
E-Mini S&P MidCap 400 Index ............................................................ 6 12/19/25 1,972 (18,324)
E-Mini Utilities Select Sector Index ......................................................... 12 12/19/25 1,064 22,090
$ 3,594
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Kaiser Aluminum Corp. ................ Goldman Sachs Bank USA USD 1,582,034 08/18/26 0.40% 1D FEDL01 Monthly $ (871)
Total long positions of equity swaps (871)
Net dividends and financing fees (1,578)
Total equity swap contracts including dividends and financing fees $ (2,449)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ — $ (2,449)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Infrastructure ETF
18
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 22,090 $ — $ — $ — $ 22,090
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 18,496 $ — $ — $ — $ 18,496
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 2,449 — — — 2,449
$ — $ — $ 20,945 $ — $ — $ — $ 20,945
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 297,370 $ — $ — $ — $ 297,370
Swaps ......................................... — — (6,919) — — — (6,919)
$ — $ — $ 290,451 $ — $ — $ — $ 290,451
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 9,032 $ — $ — $ — $ 9,032
Swaps ......................................... — — (751) — — — (751)
$ —
$ — $ 8,281 $ — $ — $ — $ 8,281
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,814,990
Equity Swaps
Average notional value - long ............................................................................................ $ 791,017
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................. $ 3,216 $ —
Swaps — OTC
(a)
................................................................................. — 871
Total derivative assets and liabilities in the Statements of Assets and Liabilities ......................................... $ 3,216 $ 871
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ......................................
(3,216) —
Total derivative assets and liabilities subject to an MNA ......................................................... $ — $ 871
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c)
Goldman Sachs Bank USA .............................. $ 871 $ – $ – $ – $ 871
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 3,087,509,458 $ — $ — $ 3,087,509,458
Short-Term Securities
Money Market Funds ..................................... 50,970,203 — — 50,970,203
$ 3,138,479,661 $ — $ — $ 3,138,479,661
Derivative Financial Instruments
(a)
Assets
Equity Contracts .......................................... $ 22,090 $ — $ — $ 22,090
Liabilities
Equity Contracts .......................................... (18,496) (2,449) — (20,945)
$ 3,594 $ (2,449) $ — $ 1,145
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
U.S. Insurance ETF
(Percentages shown are based on Net Assets)
20
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  21 .6%
Aflac, Inc. ............................... 298,722 $ 33,367,247
Brighthouse Financial, Inc.
(a)
.................. 46,923 2,490,673
CNO Financial Group, Inc. .................... 79,898 3,159,966
F&G Annuities & Life, Inc. .................... 17,571 549,445
Genworth Financial, Inc.
(a)
.................... 334,556 2,977,548
Globe Life, Inc. ........................... 65,885 9,419,579
Lincoln National Corp. ...................... 131,476 5,302,427
MetLife, Inc. ............................. 394,543 32,498,507
Oscar Health, Inc. , Class A
(a) (b)
................. 169,521 3,209,033
Primerica, Inc. ............................ 26,472 7,348,363
Principal Financial Group, Inc. ................. 164,882 13,670,367
Prudential Financial, Inc. ..................... 285,791 29,647,958
Unum Group ............................. 127,432 9,911,661
153,552,774
a
Multi-line Insurance  —  0 .2%
Horace Mann Educators Corp. ................. 32,837 1,483,247
a
Property & Casualty Insurance  —  77 .8%
Allstate Corp. (The) ........................ 204,447 43,884,549
Ambac Financial Group, Inc.
(a)
................. 37,948 316,486
American Financial Group, Inc. ................ 56,242 8,195,584
American International Group, Inc. .............. 400,393 31,446,866
AMERISAFE, Inc. ......................... 15,560 682,150
Arch Capital Group Ltd. ..................... 301,162 27,324,428
Assurant, Inc. ............................ 41,023 8,885,582
Assured Guaranty Ltd. ...................... 36,218 3,065,854
Axis Capital Holdings Ltd. .................... 57,776 5,534,941
Bowhead Specialty Holdings, Inc.
(a)
.............. 13,591 367,501
Chubb Ltd. .............................. 287,702 81,203,890
Cincinnati Financial Corp. .................... 126,753 20,039,649
CNA Financial Corp. ........................ 17,409 808,822
Employers Holdings, Inc. ..................... 18,903 802,999
Erie Indemnity Co. , Class A , NVS ............... 20,563 6,542,324
Fidelity National Financial, Inc. ................. 207,341 12,542,057
First American Financial Corp. ................. 82,433 5,295,496
Hanover Insurance Group, Inc. (The) ............ 28,964 5,260,731
Hartford Insurance Group, Inc. (The) ............. 228,284 30,450,803
HCI Group, Inc. ........................... 8,668 1,663,649
Kemper Corp. ............................ 50,717 2,614,461
Kinsale Capital Group, Inc. ................... 17,953 7,634,693
Security Shares Value
a
Property & Casualty Insurance (continued)
Lemonade, Inc.
(a) (b)
......................... 50,773 $ 2,717,879
Loews Corp. ............................. 137,905 13,844,283
Markel Group, Inc.
(a)
........................ 10,276 19,641,135
Mercury General Corp. ...................... 21,731 1,842,354
Old Republic International Corp. ................ 185,052 7,859,158
Palomar Holdings, Inc.
(a)
..................... 22,102 2,580,409
ProAssurance Corp.
(a)
....................... 41,948 1,006,333
Progressive Corp. (The) ..................... 454,868 112,329,653
RLI Corp. ............................... 74,306 4,846,237
Safety Insurance Group, Inc. .................. 12,283 868,285
Selective Insurance Group, Inc. ................ 49,221 3,990,347
Skyward Specialty Insurance Group, Inc.
(a) (b)
........ 30,374 1,444,587
Stewart Information Services Corp. .............. 22,602 1,657,179
Tiptree, Inc. ............................. 18,566 355,910
Travelers Companies, Inc. (The) ................ 174,680 48,774,150
Trupanion, Inc.
(a)
.......................... 28,307 1,225,127
United Fire Group, Inc. ...................... 17,639 536,578
Universal Insurance Holdings, Inc. .............. 22,004 578,705
W R Berkley Corp. ......................... 242,688 18,594,755
White Mountains Insurance Group Ltd.
(b)
.......... 2,071 3,461,718
552,718,297
a
Total Long-Term Investments — 99.6%
(Cost: $ 647,980,923 ) ................................ 707,754,318
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 5,188,736 5,191,330
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 1,892,381 1,892,381
a
Total Short-Term Securities — 1.0%
(Cost: $ 7,083,085 ) .................................. 7,083,711
Total Investments — 100.6%
(Cost: $ 655,064,008 ) ................................ 714,838,029
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (4,378,506)
Net Assets — 100.0% ................................. $ 710,459,523
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,880,552 $ — $ (1,689,278)
(a)
$ (457) $ 513 $ 5,191,330 5,188,736 $ 10,284
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,344,410 547,971
(a)
— — — 1,892,381 1,892,381 26,979 —
$ (457) $ 513
$ 7,083,711
$ 37,263 $ —

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
21
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 12 12/19/25 $ 2,009 $ 2,192
E-Mini S&P MidCap 400 Index ............................................................ 1 12/19/25 329 (6,083)
$ (3,891)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,192 $ — $ — $ — $ 2,192
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 6,083 $ — $ — $ — $ 6,083
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 158,771 $ — $ — $ — $ 158,771
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (33,665) $ — $ — $ — $ (33,665)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,389,875
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Insurance ETF
22
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 707,754,318  $ —  $ —  $ 707,754,318
Short-Term Securities
Money Market Funds ...................................... 7,083,711  —  —  7,083,711
$ 714,838,029  $ —  $ —  $ 714,838,029
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,192  $ —  $ —  $ 2,192
Liabilities
Equity Contracts ........................................... (6,083) —  —  (6,083)
$ (3,891) $ —  $ —  $ (3,891)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  14 .7%
Axon Enterprise, Inc.
(a)
..................... 287 $ 205,963
Boeing Co. (The)
(a)
........................ 2,761 595,907
BWX Technologies, Inc. .................... 334 61,580
Curtiss-Wright Corp. ....................... 138 74,926
General Dynamics Corp. .................... 922 314,402
HEICO Corp. ........................... 145 46,809
Huntington Ingalls Industries, Inc. .............. 143 41,171
Kratos Defense & Security Solutions, Inc.
(a)
....... 616 56,284
L3Harris Technologies, Inc. .................. 688 210,122
Leonardo DRS, Inc. ....................... 242 10,987
Lockheed Martin Corp. ..................... 750 374,407
Moog, Inc. , Class A ....................... 109 22,636
Northrop Grumman Corp. ................... 491 299,176
Rocket Lab Corp.
(a)
....................... 1,550 74,260
RTX Corp. ............................. 4,887 817,742
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 439 16,945
Textron, Inc. ............................ 651 55,003
TransDigm Group, Inc. ..................... 206 271,512
Woodward, Inc. .......................... 219 55,343
3,605,175
a
Automobile Components  —  0 .9%
LCI Industries ........................... 393 36,608
Modine Manufacturing Co.
(a)
................. 852 121,121
Patrick Industries, Inc. ..................... 540 55,852
213,581
a
Automobiles  —  8 .5%
Ford Motor Co. .......................... 63,424 758,551
General Motors Co. ....................... 15,448 941,865
Harley-Davidson, Inc. ...................... 1,973 55,047
Lucid Group, Inc.
(a) (b)
....................... 2,167 51,553
Rivian Automotive, Inc. , Class A
(a) (b)
............. 12,952 190,135
Thor Industries, Inc. ....................... 867 89,899
2,087,050
a
Building Products  —  7 .9%
A O Smith Corp. ......................... 866 63,573
AAON, Inc. ............................. 513 47,935
Carrier Global Corp. ....................... 6,032 360,110
CSW Industrials, Inc. ...................... 134 32,529
Johnson Controls International PLC ............ 4,958 545,132
Lennox International, Inc. ................... 242 128,105
Trane Technologies PLC
(b)
................... 1,686 711,425
Zurn Elkay Water Solutions Corp. .............. 1,078 50,698
1,939,507
a
Commercial Services & Supplies  —  0 .4%
MSA Safety, Inc. ......................... 597 102,726
a
Communications Equipment  —  0 .7%
Lumentum Holdings, Inc.
(a) (b)
................. 1,133 184,350
a
Electrical Equipment  —  17 .0%
Acuity, Inc. ............................. 492 169,440
AMETEK, Inc. ........................... 3,747 704,436
Atkore, Inc. ............................. 602 37,769
Bloom Energy Corp. , Class A
(a)
................ 3,493 295,403
Eaton Corp. PLC ......................... 2,649 991,388
EnerSys ............................... 635 71,730
Generac Holdings, Inc.
(a)
.................... 952 159,365
Hubbell, Inc. ............................ 859 369,636
NEXTracker, Inc. , Class A
(a)
.................. 2,401 177,650
NuScale Power Corp. , Class A
(a) (b)
.............. 2,126 76,536
Security Shares Value
a
Electrical Equipment (continued)
nVent Electric PLC ........................ 2,611 $ 257,549
Plug Power, Inc.
(a) (b)
....................... 19,427 45,265
Powell Industries, Inc. ...................... 153 46,636
Regal Rexnord Corp. ...................... 1,077 154,485
Rockwell Automation, Inc. ................... 1,824 637,543
4,194,831
a
Electronic Equipment, Instruments & Components  —  14 .7%
Advanced Energy Industries, Inc. .............. 611 103,955
Amphenol Corp. , Class A ................... 8,057 997,054
Badger Meter, Inc. ........................ 196 35,002
Belden, Inc. ............................ 658 79,138
Coherent Corp.
(a)
......................... 2,522 271,670
Fabrinet
(a)
.............................. 581 211,844
Itron, Inc.
(a)
............................. 704 87,690
Littelfuse, Inc. ........................... 402 104,122
Ralliant Corp. ........................... 1,829 79,982
TE Connectivity PLC ...................... 4,561 1,001,276
Teledyne Technologies, Inc.
(a)
................. 761 445,976
TTM Technologies, Inc.
(a)
.................... 1,676 96,538
Vontier Corp. ............................ 2,468 103,582
3,617,829
a
Industrial Conglomerates  —  3 .9%
Honeywell International, Inc. ................. 4,532 953,986
a
Leisure Products  —  0 .3%
Brunswick Corp. ......................... 1,060 67,034
a
Machinery  —  27 .2%
Alamo Group, Inc. ........................ 166 31,689
Albany International Corp. , Class A ............. 479 25,531
Allison Transmission Holdings, Inc. ............. 1,357 115,182
Crane Co. .............................. 371 68,316
Cummins, Inc. ........................... 2,236 944,419
Deere & Co. ............................ 2,036 930,981
Dover Corp. ............................ 2,225 371,197
Enpro, Inc. ............................. 157 35,482
ESCO Technologies, Inc. ................... 404 85,289
Federal Signal Corp. ...................... 986 117,324
Fortive Corp. ............................ 5,490 268,955
Franklin Electric Co., Inc. ................... 334 31,797
Graco, Inc. ............................. 1,255 106,625
Greenbrier Companies, Inc. (The) .............. 501 23,131
IDEX Corp. ............................. 570 92,773
JBT Marel Corp. ......................... 843 118,399
Lincoln Electric Holdings, Inc. ................ 895 211,068
Middleby Corp. (The)
(a)
..................... 757 100,628
Mueller Water Products, Inc. , Series A ........... 1,234 31,492
Oshkosh Corp. .......................... 1,043 135,277
PACCAR, Inc. ........................... 8,520 837,687
Parker-Hannifin Corp. ...................... 968 733,889
Pentair PLC ............................ 1,242 137,564
Snap-on, Inc. ........................... 846 293,164
SPX Technologies, Inc.
(a)
.................... 374 69,856
Standex International Corp. .................. 205 43,440
Stanley Black & Decker, Inc. ................. 2,512 186,717
Terex Corp. ............................. 1,011 51,864
Toro Co. (The) ........................... 1,601 121,996
Trinity Industries, Inc. ...................... 1,312 36,789
Watts Water Technologies, Inc. , Class A .......... 194 54,180
Xylem, Inc. ............................. 1,844 271,990
6,684,691
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Manufacturing ETF
(Percentages shown are based on Net Assets)
24
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Security Shares Value
a
Professional Services  —  0 .6%
Amentum Holdings, Inc.
(a)
................... 440 $ 10,538
KBR, Inc. .............................. 538 25,442
Leidos Holdings, Inc. ...................... 473 89,378
Science Applications International Corp. ......... 171 16,992
142,350
a
Semiconductors & Semiconductor Equipment  —  3 .1%
Enphase Energy, Inc.
(a)
..................... 2,121 75,062
First Solar, Inc.
(a)
......................... 1,740 383,722
FormFactor, Inc.
(a)
........................ 1,258 45,816
MKS, Inc. .............................. 1,081 133,796
Qorvo, Inc.
(a)
............................ 1,368 124,598
762,994
Total Long-Term Investments — 99.9%
(Cost: $ 20,965,925 ) ................................. 24,556,104
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  4 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(c) (d) (e)
...................... 967,966 $ 968,450
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................ 23,891 23,891
a
Total Short-Term Securities — 4.0%
(Cost: $ 992,390 ) ................................... 992,341
Total Investments — 103.9%
(Cost: $ 21,958,315 ) ................................. 25,548,445
Liabilities in Excess of Other Assets — ( 3 .9 ) % ............... (965,570)
Net Assets — 100.0% ................................. $ 24,582,875
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 276,266 $ 692,234
(a)
$ — $ (1) $ (49) $ 968,450 967,966 $ 2,165
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 21,649 2,242
(a)
— — — 23,891 23,891 639 —
$ (1) $ (49)
$ 992,341
$ 2,804 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 5,093 $ — $ — $ — $ 5,093
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 339 $ — $ — $ — $ 339
Futures contracts
Average notional value of contracts — long ................................................................................... $ 21,917
a

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
25
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 24,556,104  $ —  $ —  $ 24,556,104
Short-Term Securities
Money Market Funds ...................................... 992,341  —  —  992,341
$ 25,548,445  $ —  $ —  $ 25,548,445

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
U.S. Medical Devices ETF
(Percentages shown are based on Net Assets)
26
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .8%
Abbott Laboratories ........................ 6,014,994 $ 805,648,296
Alphatec Holdings, Inc.
(a) (b)
.................... 574,189 8,348,708
Artivion, Inc.
(a) (b)
........................... 209,223 8,858,502
AtriCure, Inc.
(a) (b)
.......................... 250,449 8,828,327
Axogen, Inc.
(a) (b)
........................... 231,859 4,136,364
Baxter International, Inc. ..................... 2,590,365 58,982,611
Becton Dickinson & Co. ..................... 1,009,668 188,979,559
Beta Bionics, Inc.
(a) (b)
....................... 199,324 3,960,568
Boston Scientific Corp.
(a)
..................... 5,120,902 499,953,662
Butterfly Network, Inc. , Class A
(a) (b)
.............. 1,033,173 1,994,024
CONMED Corp. ........................... 155,987 7,336,069
Dexcom, Inc.
(a)
........................... 1,977,765 133,083,807
Edwards Lifesciences Corp.
(a) (b)
................ 2,430,396 189,011,897
Enovis Corp.
(a) (b)
........................... 288,035 8,738,982
Envista Holdings Corp.
(a)
..................... 839,275 17,096,032
GE HealthCare Technologies, Inc. .............. 2,302,597 172,925,035
Glaukos Corp.
(a)
........................... 289,495 23,608,317
Globus Medical, Inc. , Class A
(a) (b)
............... 568,279 32,545,338
Hologic, Inc.
(a) (b)
........................... 1,121,730 75,705,558
IDEXX Laboratories, Inc.
(a) (b)
.................. 298,217 190,527,859
Inspire Medical Systems, Inc.
(a)
................ 135,606 10,061,965
Insulet Corp.
(a)
............................ 355,017 109,604,398
Integer Holdings Corp.
(a)
..................... 176,543 18,242,188
Integra LifeSciences Holdings Corp.
(a) (b)
........... 337,632 4,838,266
Intuitive Surgical, Inc.
(a)
...................... 1,238,891 554,069,222
iRadimed Corp. ........................... 40,382 2,873,583
iRhythm Technologies, Inc.
(a) (b)
................. 162,128 27,884,395
LeMaitre Vascular, Inc. ...................... 104,940 9,183,299
LivaNova PLC
(a) (b)
.......................... 275,136 14,411,624
Masimo Corp.
(a) (b)
.......................... 232,674 34,331,049
Medtronic PLC ........................... 2,060,783 196,268,973
Novocure Ltd.
(a)
........................... 512,655 6,623,503
Omnicell, Inc.
(a)
........................... 231,271 7,042,202
Orthofix Medical, Inc.
(a)
...................... 199,015 2,913,580
Security Shares Value
a
Health Care Equipment (continued)
Penumbra, Inc.
(a)
.......................... 196,688 $ 49,825,004
PROCEPT BioRobotics Corp.
(a) (b)
............... 280,348 10,005,620
QuidelOrtho Corp.
(a) (b)
....................... 342,154 10,076,435
ResMed, Inc. ............................ 703,412 192,544,967
Senseonics Holdings, Inc.
(a) (b)
.................. 3,824,964 1,666,919
SI-BONE, Inc.
(a) (b)
.......................... 193,480 2,848,026
STERIS PLC ............................. 496,724 122,909,387
Stryker Corp. ............................ 496,780 183,644,663
Surmodics, Inc.
(a)
.......................... 72,046 2,153,455
Tandem Diabetes Care, Inc.
(a)
................. 340,483 4,133,464
Teleflex, Inc. ............................. 223,035 27,290,563
TransMedics Group, Inc.
(a) (b)
................... 172,120 19,311,864
Treace Medical Concepts, Inc.
(a) (b)
............... 241,933 1,623,370
Varex Imaging Corp.
(a)
...................... 209,405 2,596,622
Zimmer Biomet Holdings, Inc. ................. 999,062 98,407,607
a
Total Long-Term Investments — 99.8%
(Cost: $ 4,438,487,306 ) ............................... 4,167,655,728
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 91,462,666 91,508,397
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 4,546,710 4,546,710
a
Total Short-Term Securities — 2.3%
(Cost: $ 96,034,049 ) ................................. 96,055,107
Total Investments — 102.1%
(Cost: $ 4,534,521,355 ) ............................... 4,263,710,835
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (89,712,326)
Net Assets — 100.0% ................................. $ 4,173,998,509
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 135,097,086  $ —  $ (43,582,873)
(a)
$ (11,359) $ 5,543  $ 91,508,397  91,462,666  $ 115,123
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 5,513,710  —  (967,000)
(a)
—  —  4,546,710  4,546,710  108,421  —
$ (11,359) $ 5,543
$ 96,055,107
$ 223,544  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 31 12/19/25 $ 4,391 $ 90,278
E-Mini Technology Select Sector Index ....................................................... 3 12/19/25 860 9,333
$ 99,611
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 99,611 $ — $ — $ — $ 99,611
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 92,719 $ — $ — $ — $ 92,719
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 78,944 $ — $ — $ — $ 78,944
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,739,975
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Medical Devices ETF
28
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,167,655,728  $ —  $ —  $ 4,167,655,728
Short-Term Securities
Money Market Funds ...................................... 96,055,107  —  —  96,055,107
$ 4,263,710,835  $ —  $ —  $ 4,263,710,835
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 99,611  $ —  $ —  $ 99,611
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  75 .7%
Antero Resources Corp.
(a)
.................... 270,268 $ 9,070,194
APA Corp. .............................. 329,483 7,999,847
California Resources Corp. ................... 67,043 3,565,347
Chord Energy Corp. ........................ 52,729 5,239,681
Civitas Resources, Inc. ...................... 76,830 2,496,975
CNX Resources Corp.
(a)
..................... 130,232 4,183,052
Comstock Resources, Inc.
(a)
................... 72,760 1,442,831
ConocoPhillips ........................... 949,951 89,855,866
Coterra Energy, Inc. ........................ 702,771 16,620,534
Crescent Energy Co. , Class A ................. 171,450 1,529,334
Devon Energy Corp. ........................ 584,583 20,495,480
Diamondback Energy, Inc. .................... 149,039 21,327,481
EOG Resources, Inc. ....................... 415,285 46,561,754
EQT Corp. .............................. 406,718 22,137,661
Expand Energy Corp. ....................... 215,733 22,919,474
Gulfport Energy Corp.
(a)
..................... 14,400 2,606,112
Kosmos Energy Ltd.
(a)
....................... 439,764 730,008
Magnolia Oil & Gas Corp. , Class A .............. 170,633 4,073,010
Matador Resources Co. ..................... 107,767 4,841,971
Murphy Oil Corp. .......................... 123,555 3,510,198
Northern Oil & Gas, Inc. ..................... 89,489 2,219,327
Ovintiv, Inc. .............................. 236,704 9,558,107
Permian Resources Corp. , Class A .............. 643,162 8,232,474
Range Resources Corp. ..................... 219,349 8,256,296
Sable Offshore Corp. , Class A
(a) (b)
............... 71,562 1,249,473
SM Energy Co. ........................... 105,880 2,643,824
Talos Energy, Inc.
(a)
........................ 118,845 1,139,724
Texas Pacific Land Corp.
(b)
................... 17,782 16,601,986
VAALCO Energy, Inc. ....................... 95,867 385,385
Venture Global, Inc. , Class A
(b)
................. 423,005 6,002,441
Viper Energy, Inc. , Class A ................... 155,372 5,938,318
Vital Energy, Inc.
(a)
......................... 26,763 452,027
Vitesse Energy, Inc. ........................ 25,920 602,122
354,488,314
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  24 .2%
Calumet, Inc.
(a)
........................... 59,030 $ 1,077,297
Clean Energy Fuels Corp.
(a) (b)
.................. 159,296 410,984
CVR Energy, Inc.
(a)
......................... 27,732 1,011,663
Delek U.S. Holdings, Inc. .................... 55,457 1,789,597
Green Plains, Inc.
(a)
........................ 60,288 529,932
HF Sinclair Corp. .......................... 146,439 7,664,617
Marathon Petroleum Corp. ................... 231,239 44,569,005
Par Pacific Holdings, Inc.
(a)
................... 46,855 1,659,604
PBF Energy, Inc. , Class A .................... 75,686 2,283,447
Phillips 66 ............................... 202,119 27,492,226
REX American Resources Corp
(a)
............... 26,047 797,559
Valero Energy Corp. ........................ 131,305 22,355,989
World Kinect Corp. ......................... 51,075 1,325,396
112,967,316
a
Total Long-Term Investments — 99.9%
(Cost: $ 534,518,423 ) ................................ 467,455,630
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 7,155,022 7,158,599
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 384,137 384,137
a
Total Short-Term Securities — 1.6%
(Cost: $ 7,542,343 ) .................................. 7,542,736
Total Investments — 101.5%
(Cost: $ 542,060,766 ) ................................ 474,998,366
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (7,234,942)
Net Assets — 100.0% ................................. $ 467,763,424
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 25,490,257  $ —  $ (18,331,768)
(a)
$ (622) $ 732  $ 7,158,599  7,155,022  $ 13,779
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,009,834  —  (625,697)
(a)
—  —  384,137  384,137  16,517  —
$ (622) $ 732
$ 7,542,736
$ 30,296  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Oil & Gas Exploration & Production ETF
30
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 3 12/19/25 $ 283 $ 4,116
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 4,116 $ — $ — $ — $ 4,116
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 67,020 $ — $ — $ — $ 67,020
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (46,639) $ — $ — $ — $ (46,639)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 544,575
a

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
31
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 467,455,630  $ —  $ —  $ 467,455,630
Short-Term Securities
Money Market Funds ...................................... 7,542,736  —  —  7,542,736
$ 474,998,366  $ —  $ —  $ 474,998,366
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,116  $ —  $ —  $ 4,116
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
U.S. Oil Equipment & Services ETF
(Percentages shown are based on Net Assets)
32
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  —  14 .8%
Helmerich & Payne, Inc. ..................... 103,246 $ 2,280,704
Nabors Industries Ltd.
(a)
..................... 16,339 667,775
Noble Corp. PLC .......................... 130,274 3,684,149
Patterson-UTI Energy, Inc. ................... 363,917 1,885,090
Seadrill Ltd.
(a)
............................ 64,606 1,951,747
Transocean Ltd.
(a)
......................... 998,102 3,114,078
Valaris Ltd.
(a) (b)
............................ 68,763 3,353,571
16,937,114
a
Oil & Gas Equipment & Services  —  84 .9%
Archrock, Inc. ............................ 182,550 4,802,890
Atlas Energy Solutions, Inc. ................... 79,654 905,666
Baker Hughes Co. , Class A ................... 540,004 26,308,995
Bristow Group, Inc.
(a) (b)
...................... 26,028 939,090
Cactus, Inc. , Class A ....................... 71,199 2,810,225
Core Laboratories, Inc.
(b)
..................... 48,689 601,796
Expro Group Holdings N.V.
(a) (b)
................. 106,815 1,268,962
Halliburton Co. ........................... 224,221 5,515,837
Helix Energy Solutions Group, Inc.
(a)
............. 141,928 931,048
Innovex International, Inc.
(a) (b)
.................. 39,990 741,415
Kodiak Gas Services, Inc. .................... 68,333 2,526,271
Liberty Energy, Inc. , Class A .................. 168,154 2,075,020
NOV, Inc. ............................... 385,577 5,108,895
Oceaneering International, Inc.
(a) (b)
.............. 104,043 2,578,186
ProPetro Holding Corp.
(a)
..................... 83,301 436,497
RPC, Inc. ............................... 92,304 439,367
Schlumberger N.V. ......................... 700,691 24,082,750
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
Select Water Solutions, Inc. , Class A ............. 102,521 $ 1,095,949
TechnipFMC PLC ......................... 123,928 4,888,960
TETRA Technologies, Inc.
(a)
................... 138,381 795,691
Tidewater, Inc.
(a)
.......................... 47,789 2,548,587
Weatherford International PLC ................. 74,584 5,103,783
96,505,880
a
Total Long-Term Investments — 99.7%
(Cost: $ 146,005,186 ) ................................ 113,442,994
a
Short-Term Securities
Money Market Funds  —  3 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 3,565,729 3,567,512
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 100,070 100,070
a
Total Short-Term Securities — 3.2%
(Cost: $ 3,666,378 ) .................................. 3,667,582
Total Investments — 102.9%
(Cost: $ 149,671,564 ) ................................ 117,110,576
Liabilities in Excess of Other Assets — ( 2 .9 ) % ............... (3,350,755)
Net Assets — 100.0% ................................. $ 113,759,821
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 6,487,873 $ — $ (2,921,063)
(a)
$ 1,198 $ (496) $ 3,567,512 3,565,729 $ 3,814
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 202,659 — (102,589)
(a)
— — 100,070 100,070 3,129 —
$ 1,198 $ (496)
$ 3,667,582
$ 6,943 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
33
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 3 12/19/25 $ 283 $ 6,192
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 6,192 $ — $ — $ — $ 6,192
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 76,661 $ — $ — $ — $ 76,661
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (22,039) $ — $ — $ — $ (22,039)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 275,835
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Oil Equipment & Services ETF
34
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 113,442,994  $ —  $ —  $ 113,442,994
Short-Term Securities
Money Market Funds ...................................... 3,667,582  —  —  3,667,582
$ 117,110,576  $ —  $ —  $ 117,110,576
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,192  $ —  $ —  $ 6,192
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  99 .8%
Amneal Pharmaceuticals, Inc. , Class A
(a) (b)
......... 361,458 $ 3,618,194
Amphastar Pharmaceuticals, Inc.
(a)
.............. 76,299 2,033,368
Amylyx Pharmaceuticals, Inc.
(a) (b)
............... 172,830 2,348,760
ANI Pharmaceuticals, Inc.
(a)
................... 36,888 3,378,941
Arvinas, Inc.
(a)
............................ 156,469 1,333,116
Avadel Pharmaceuticals PLC
(a)
................. 207,284 3,165,227
Axsome Therapeutics, Inc.
(a)
.................. 89,364 10,853,258
Bristol-Myers Squibb Co. ..................... 540,131 24,359,908
Collegium Pharmaceutical, Inc.
(a)
............... 67,135 2,349,054
Corcept Therapeutics, Inc.
(a) (b)
................. 199,936 16,616,681
Crinetics Pharmaceuticals, Inc.
(a) (b)
.............. 200,969 8,370,359
Edgewise Therapeutics, Inc.
(a) (b)
................ 157,183 2,549,508
Elanco Animal Health, Inc.
(a) (b)
................. 1,059,178 21,331,845
Eli Lilly & Co. ............................ 168,742 128,750,146
Enliven Therapeutics, Inc.
(a)
................... 94,683 1,938,161
Evolus, Inc.
(a)
............................ 137,856 846,436
Harmony Biosciences Holdings, Inc.
(a)
............ 84,778 2,336,482
Harrow, Inc.
(a)
............................ 70,193 3,381,899
Innoviva, Inc.
(a)
........................... 127,592 2,328,554
Jazz Pharmaceuticals PLC
(a)
.................. 129,321 17,044,508
Johnson & Johnson ........................ 724,364 134,311,573
LENZ Therapeutics, Inc.
(a)
.................... 42,550 1,981,979
Ligand Pharmaceuticals, Inc.
(a) (b)
................ 41,780 7,400,909
Liquidia Corp.
(a) (b)
.......................... 145,185 3,301,507
Merck & Co., Inc. .......................... 303,073 25,436,917
Mind Medicine MindMed, Inc.
(a) (b)
............... 162,160 1,911,866
Nektar Therapeutics
(a) (b)
...................... 40,536 2,306,498
Nuvation Bio, Inc. , Class A
(a) (b)
................. 510,619 1,889,290
Ocular Therapeutix, Inc.
(a)
.................... 281,839 3,294,698
Organon & Co.
(b)
.......................... 554,215 5,919,016
Pacira BioSciences, Inc.
(a) (b)
................... 95,757 2,467,658
Security Shares Value
a
Pharmaceuticals (continued)
Perrigo Co. PLC .......................... 293,319 $ 6,532,214
Pfizer, Inc. .............................. 1,036,516 26,410,428
Phathom Pharmaceuticals, Inc.
(a)
............... 96,765 1,138,924
Phibro Animal Health Corp. , Class A ............. 43,409 1,756,328
Prestige Consumer Healthcare, Inc.
(a)
............ 104,921 6,547,070
Royalty Pharma PLC , Class A ................. 703,903 24,833,698
Supernus Pharmaceuticals, Inc.
(a)
............... 119,541 5,712,864
Tarsus Pharmaceuticals, Inc.
(a)
................. 82,777 4,919,437
Theravance Biopharma, Inc.
(a)
................. 78,350 1,143,910
Viatris, Inc. .............................. 2,485,570 24,607,143
WaVe Life Sciences Ltd.
(a) (b)
................... 261,297 1,912,694
Zoetis, Inc. , Class A ........................ 170,440 24,938,781
a
Total Long-Term Investments — 99.8%
(Cost: $ 538,585,469 ) ................................ 579,609,807
a
Short-Term Securities
Money Market Funds  —  6 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 35,988,806 36,006,800
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 251,552 251,552
a
Total Short-Term Securities — 6.2%
(Cost: $ 36,251,048 ) ................................. 36,258,352
Total Investments — 106.0%
(Cost: $ 574,836,517 ) ................................ 615,868,159
Liabilities in Excess of Other Assets — ( 6 .0 ) % ............... (35,108,786)
Net Assets — 100.0% ................................. $ 580,759,373
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 31,199,933 $ 4,806,566
(a)
$ — $ (1,122) $ 1,423 $ 36,006,800 35,988,806 $ 24,542
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 710,096 — (458,544)
(a)
— — 251,552 251,552 21,050 —
$ (1,122) $ 1,423
$ 36,258,352
$ 45,592 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Pharmaceuticals ETF
36
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 2 12/19/25 $ 283 $ 5,447
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 5,447 $ — $ — $ — $ 5,447
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (1,808,011) $ — $ — $ — $ (1,808,011)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 9,729 $ — $ — $ — $ 9,729
Futures contracts
Average notional value of contracts — long ................................................................................... $ 416,080
a

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
37
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 579,609,807  $ —  $ —  $ 579,609,807
Short-Term Securities
Money Market Funds ...................................... 36,258,352  —  —  36,258,352
$ 615,868,159  $ —  $ —  $ 615,868,159
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 5,447  $ —  $ —  $ 5,447
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
38
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Data Center REITs  —  8 .6%
Digital Realty Trust, Inc. ..................... 880,259 $ 152,179,176
Equinix, Inc. ............................. 211,760 165,858,902
318,038,078
a
Diversified REITs  —  1 .1%
WP Carey, Inc. ........................... 601,296 40,629,571
a
Health Care REITs  —  14 .7%
Alexandria Real Estate Equities, Inc. ............. 427,420 35,621,183
Healthcare Realty Trust, Inc. , Class A ............ 965,428 17,406,667
Healthpeak Properties, Inc. ................... 1,908,082 36,539,770
Omega Healthcare Investors, Inc. ............... 809,999 34,198,158
Sabra Health Care REIT, Inc. .................. 658,556 12,275,484
Ventas, Inc. ............................. 1,247,864 87,338,001
Welltower, Inc. ............................ 1,807,613 322,008,180
545,387,443
a
Hotel & Resort REITs  —  0 .8%
Host Hotels & Resorts, Inc. ................... 1,755,677 29,881,623
a
Industrial REITs  —  10 .6%
Americold Realty Trust, Inc. ................... 779,909 9,546,086
EastGroup Properties, Inc. ................... 146,231 24,751,059
First Industrial Realty Trust, Inc. ................ 363,549 18,711,867
Lineage, Inc. ............................. 156,621 6,051,835
Prologis, Inc. ............................. 2,508,247 287,244,447
Rexford Industrial Realty, Inc. ................. 648,361 26,654,121
STAG Industrial, Inc. ....................... 512,621 18,090,395
391,049,810
a
Mortgage REITs  —  2 .7%
AGNC Investment Corp. ..................... 2,860,342 28,002,748
Annaly Capital Management, Inc. ............... 1,762,970 35,629,624
Rithm Capital Corp. ........................ 1,456,046 16,584,364
Starwood Property Trust, Inc. .................. 947,596 18,354,934
98,571,670
a
Multi-Family Residential REITs  —  7 .9%
AvalonBay Communities, Inc. ................. 390,461 75,425,351
Camden Property Trust ...................... 293,379 31,327,010
Equity Residential ......................... 954,215 61,766,337
Essex Property Trust, Inc. .................... 176,833 47,331,121
Mid-America Apartment Communities, Inc. ......... 321,446 44,915,649
UDR, Inc. ............................... 827,911 30,847,964
291,613,432
a
Office REITs  —  2 .0%
BXP, Inc. ............................... 404,429 30,065,252
Cousins Properties, Inc. ..................... 461,235 13,348,141
Kilroy Realty Corp. ......................... 298,862 12,626,919
Vornado Realty Trust ....................... 442,928 17,951,872
73,992,184
a
Other Specialized REITs  —  6 .9%
Gaming and Leisure Properties, Inc. ............. 777,077 36,219,559
Iron Mountain, Inc. ......................... 810,951 82,668,345
Lamar Advertising Co. , Class A ................ 238,340 29,177,583
Millrose Properties, Inc. , Class A ................ 330,384 11,104,206
VICI Properties, Inc. ........................ 2,927,984 95,481,558
254,651,251
a
Security Shares Value
a
Real Estate Services  —  8 .4%
CBRE Group, Inc. , Class A
(a) (b)
................. 804,771 $ 126,799,719
CoStar Group, Inc.
(a)
........................ 1,163,225 98,141,293
Jones Lang LaSalle, Inc.
(a)
.................... 130,093 38,804,140
Zillow Group, Inc. , Class A
(a) (b)
................. 137,634 10,245,475
Zillow Group, Inc. , Class C , NVS
(a) (b)
............. 479,969 36,981,611
310,972,238
a
Retail REITs  —  13 .0%
Agree Realty Corp. ........................ 303,332 21,548,705
Brixmor Property Group, Inc. .................. 840,480 23,264,486
Federal Realty Investment Trust ................ 215,550 21,837,371
Kimco Realty Corp. ........................ 1,859,433 40,628,611
NNN REIT, Inc. ........................... 518,360 22,066,585
Realty Income Corp. ........................ 2,510,469 152,611,411
Regency Centers Corp. ..................... 448,640 32,705,856
Simon Property Group, Inc. ................... 896,451 168,236,959
482,899,984
a
Self-Storage REITs  —  6 .3%
CubeSmart .............................. 626,116 25,457,877
Extra Space Storage, Inc. .................... 582,800 82,139,832
Public Storage ............................ 433,582 125,240,161
232,837,870
a
Single-Family Residential REITs  —  4 .0%
American Homes 4 Rent , Class A ............... 894,669 29,747,744
Equity LifeStyle Properties, Inc. ................ 532,111 32,299,138
Invitation Homes, Inc. ....................... 1,548,509 45,417,769
Sun Communities, Inc. ...................... 323,023 41,669,967
149,134,618
a
Telecom Tower REITs  —  11 .2%
American Tower Corp. ...................... 1,260,772 242,471,671
Crown Castle, Inc. ......................... 1,195,694 115,372,514
SBA Communications Corp. , Class A ............. 294,830 57,005,380
414,849,565
a
Timber REITs  —  1 .3%
Weyerhaeuser Co. ......................... 1,981,102 49,111,519
a
Total Long-Term Investments — 99.5%
(Cost: $ 4,531,405,817 ) ............................... 3,683,620,856
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 5,667,944 5,670,779
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 6,727,647 6,727,647
a
Total Short-Term Securities — 0.3%
(Cost: $ 12,397,620 ) ................................. 12,398,426
Total Investments — 99.8%
(Cost: $ 4,543,803,437 ) ............................... 3,696,019,282
Other Assets Less Liabilities — 0 .2% ..................... 7,135,905
Net Assets — 100.0% ................................. $ 3,703,155,187
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
39
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 34,928,697 $ — $ (29,258,375)
(a)
$ 635 $ (178) $ 5,670,779 5,667,944 $ 10,515
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 5,236,708 1,490,939
(a)
— — — 6,727,647 6,727,647 127,528 —
$ 635 $ (178)
$ 12,398,426
$ 138,043 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 523 12/19/25 $ 19,377 $ 58,743
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 58,743 $ — $ — $ — $ 58,743
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (414,075) $ — $ — $ — $ (414,075)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (111,524) $ — $ — $ — $ (111,524)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Real Estate ETF
40
2025
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 20,049,370
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,683,620,856  $ —  $ —  $ 3,683,620,856
Short-Term Securities
Money Market Funds ...................................... 12,398,426  —  —  12,398,426
$ 3,696,019,282  $ —  $ —  $ 3,696,019,282
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 58,743  $ —  $ —  $ 58,743
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Banks  —  40 .4%
Comerica, Inc. ............................ 157,808 $ 10,813,004
Fifth Third Bancorp ........................ 669,477 29,825,200
First Citizens BancShares, Inc. , Class A ........... 12,875 23,035,435
KeyCorp ................................ 1,144,392 21,388,686
PNC Financial Services Group, Inc. (The) ......... 473,813 95,203,246
U.S. Bancorp ............................ 1,872,346 90,490,482
270,756,053
a
Regional Banks  —  59 .4%
Bank OZK .............................. 129,981 6,626,431
BOK Financial Corp. ........................ 27,281 3,040,195
Citizens Financial Group, Inc. ................. 529,627 28,154,971
Commerce Bancshares, Inc. .................. 152,373 9,105,810
Cullen/Frost Bankers, Inc. .................... 78,981 10,012,421
East West Bancorp, Inc. ..................... 169,223 18,013,788
First Financial Bankshares, Inc. ................ 159,895 5,380,467
First Horizon Corp. ......................... 623,432 14,095,798
FNB Corp. .............................. 440,971 7,104,043
Glacier Bancorp, Inc. ....................... 145,561 7,084,454
Home BancShares, Inc. ..................... 225,042 6,368,689
Huntington Bancshares, Inc. .................. 1,725,250 29,795,067
M&T Bank Corp. .......................... 188,017 37,155,920
Pinnacle Financial Partners, Inc. ................ 94,421 8,855,746
Popular, Inc. ............................. 82,981 10,539,417
Prosperity Bancshares, Inc. ................... 116,645 7,739,396
Regions Financial Corp. ..................... 1,095,610 28,891,236
SOUTHSTATE BANK CORP.
(a)
................. 124,268 12,286,377
Synovus Financial Corp. ..................... 170,429 8,364,655
Security Shares Value
a
Regional Banks (continued)
Truist Financial Corp. ....................... 1,551,398 $ 70,929,917
UMB Financial Corp. ....................... 87,634 10,371,484
United Bankshares, Inc. ..................... 173,508 6,456,233
Valley National Bancorp ..................... 591,032 6,264,939
Webster Financial Corp. ..................... 204,053 12,128,910
Western Alliance Bancorp .................... 127,106 11,022,632
Wintrust Financial Corp. ..................... 82,206 10,887,363
Zions Bancorp NA ......................... 181,258 10,255,578
396,931,937
a
Total Long-Term Investments — 99.8%
(Cost: $ 705,611,329 ) ................................ 667,687,990
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(b) (c) (d)
............................ 10,137 10,142
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(b) (c)
............................. 943,474 943,474
a
Total Short-Term Securities — 0.1%
(Cost: $ 953,616 ) ................................... 953,616
Total Investments — 99.9%
(Cost: $ 706,564,945 ) ................................ 668,641,606
Other Assets Less Liabilities — 0 .1% ..................... 923,778
Net Assets — 100.0% ................................. $ 669,565,384
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 5,246,795 $ — $ (5,236,496)
(a)
$ (157) $ — $ 10,142 10,137 $ 2,194
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,058,655 — (115,181)
(a)
— — 943,474 943,474 16,319 —
$ (157) $ —
$ 953,616
$ 18,513 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Regional Banks ETF
42
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 11 12/19/25 $ 1,841 $ 1,523
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,523 $ — $ — $ — $ 1,523
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 196,369 $ — $ — $ — $ 196,369
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (93,699) $ — $ — $ — $ (93,699)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,816,196
a

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
43
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 667,687,990  $ —  $ —  $ 667,687,990
Short-Term Securities
Money Market Funds ...................................... 953,616  —  —  953,616
$ 668,641,606  $ —  $ —  $ 668,641,606
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,523  $ —  $ —  $ 1,523
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
U.S. Telecommunications ETF
(Percentages shown are based on Net Assets)
44
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Alternative Carriers  —  10 .2%
AST SpaceMobile, Inc. , Class A
(a) (b)
.............. 572,881 $ 28,117,000
Iridium Communications, Inc. .................. 1,180,178 20,605,908
Liberty Global Ltd. , Class A
(a)
.................. 1,002,977 11,494,116
Liberty Global Ltd. , Class C , NVS
(a)
.............. 831,293 9,767,693
69,984,717
a
Cable & Satellite  —  10 .6%
Charter Communications, Inc. , Class A
(a) (b)
......... 85,480 23,515,975
Comcast Corp. , Class A ..................... 849,566 26,693,364
Liberty Broadband Corp. , Series A
(a)
............. 45,983 2,912,103
Liberty Broadband Corp. , Series C , NVS
(a)
......... 311,244 19,776,444
72,897,886
a
Communications Equipment  —  36 .1%
Arista Networks, Inc.
(a) (b)
..................... 201,798 29,403,986
Ciena Corp.
(a) (b)
........................... 170,892 24,893,838
Cisco Systems, Inc. ........................ 1,812,565 124,015,697
Lumentum Holdings, Inc.
(a) (b)
.................. 132,073 21,489,598
Motorola Solutions, Inc. ..................... 53,807 24,605,403
Ubiquiti, Inc. ............................. 35,114 23,195,606
247,604,128
a
Integrated Telecommunication Services  —  32 .4%
AT&T, Inc. ............................... 3,249,258 91,759,046
Frontier Communications Parent, Inc.
(a)
........... 579,409 21,640,926
GCI Liberty, Inc. , Series A
(a) (b)
.................. 75,629 2,840,247
GCI Liberty, Inc. , Series C , NVS
(a)
............... 511,698 19,070,985
Verizon Communications, Inc. ................. 1,971,891 86,664,609
221,975,813
a
Security Shares Value
a
Movies & Entertainment  —  3 .3%
Roku, Inc. , Class A
(a)
....................... 229,928 $ 23,022,691
a
Wireless Telecommunication Services  —  7 .2%
Millicom International Cellular SA ............... 445,909 21,644,423
T-Mobile U.S., Inc. ......................... 114,992 27,526,785
49,171,208
a
Total Long-Term Investments — 99.8%
(Cost: $ 674,992,854 ) ................................ 684,656,443
a
Short-Term Securities
Money Market Funds  —  8 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.26%
(c) (d) (e)
............................ 53,966,146 53,993,129
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................. 1,125,052 1,125,052
a
Total Short-Term Securities — 8.1%
(Cost: $ 55,113,122 ) ................................. 55,118,181
Total Investments — 107.9%
(Cost: $ 730,105,976 ) ................................ 739,774,624
Liabilities in Excess of Other Assets — ( 7 .9 ) % ............... (53,974,728)
Net Assets — 100.0% ................................. $ 685,799,896
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 2,512,950 $ 51,480,096
(a)
$ — $ (2,715) $ 2,798 $ 53,993,129 53,966,146 $ 39,409
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 635,018 490,034
(a)
— — — 1,125,052 1,125,052 19,628 —
$ (2,715) $ 2,798
$ 55,118,181
$ 59,037 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
45
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 3 12/19/25 $ 303 $ 1,761
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,761 $ — $ — $ — $ 1,761
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 31,098 $ — $ — $ — $ 31,098
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (7,330) $ — $ — $ — $ (7,330)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 295,658
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
U.S. Telecommunications ETF
46
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 684,656,443  $ —  $ —  $ 684,656,443
Short-Term Securities
Money Market Funds ...................................... 55,118,181  —  —  55,118,181
$ 739,774,624  $ —  $ —  $ 739,774,624
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,761  $ —  $ —  $ 1,761
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
September 30, 2025
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 11,826,418,964  $ 1,571,154,188  $ 799,265,059  $ 3,270,988,936
Investments, at value — affiliated
(c)
........................................ 402,194,949  81,954,886  51,141,474  99,255,356
Cash ............................................................ —  —  3,890  —
Cash pledged:
Futures contracts .................................................. 428,000  107,000  18,000  312,000
Receivables:
Securities lending income — affiliated .................................... 67,959  2,002  6,683  13,629
Capital shares sold ................................................. 16,159  —  —  9,845
Dividends — unaffiliated ............................................. 3,248,313  —  129,177  820,637
Dividends — affiliated ............................................... 38,754  10,300  2,219  15,627
Variation margin on futures contracts ..................................... 68,320  —  6,820  4,810
Total assets .......................................................
12,232,481,418  1,653,228,376  850,573,322  3,371,420,840
LIABILITIES
Collateral on securities loaned ........................................... 393,322,143  79,645,370  50,655,078  94,448,443
Payables:
Capital shares redeemed ............................................. —  —  3,286  —
Investment advisory fees ............................................. 3,073,462  466,324  242,844  1,007,012
Variation margin on futures contracts ..................................... —  5,340  —  —
Total liabilities ......................................................
396,395,605  80,117,034  50,901,208  95,455,455
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 11,836,085,813  $ 1,573,111,342  $ 799,672,114  $ 3,275,965,385
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 8,964,099,987  $ 1,370,241,139  $ 1,138,826,862  $ 3,934,260,336
Accumulated earnings (loss) ............................................ 2,871,985,826  202,870,203  (339,154,748) (658,294,951)
NET ASSETS ......................................................
$ 11,836,085,813  $ 1,573,111,342  $ 799,672,114  $ 3,275,965,385
NET ASSET VALUE
Shares outstanding .................................................. 56,550,000  8,900,000  16,200,000  30,550,000
Net asset value ..................................................... $ 209.30  $ 176.75  $ 49.36  $ 107.23
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 392,839,589  $ 78,823,039  $ 48,868,275  $ 92,554,586
(b)
Investments, at cost — unaffiliated ...................................... $ 8,320,217,564  $ 1,328,088,333  $ 854,431,084  $ 3,634,940,733
(c)
Investments, at cost — affiliated ........................................ $ 402,124,794  $ 81,954,886  $ 51,135,834  $ 99,242,819

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2025
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Manufacturing
ETF
iShares
U.S. Medical
Devices ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 3,042,316,670  $ 707,754,318  $ 24,556,104  $ 4,167,655,728
Investments, at value — affiliated
(c)
......................................... 96,162,991  7,083,711  992,341  96,055,107
Cash ............................................................. 200  3,795  1,355  —
Cash pledged:
Futures contracts ................................................... 289,000  130,000  —  288,000
Receivables:
Securities lending income — affiliated ..................................... 96,177  1,398  953  14,205
Capital shares sold .................................................. —  154,867  —  —
Dividends — unaffiliated .............................................. 2,700,033  742,210  8,524  2,587,062
Dividends — affiliated ................................................ 176,767  4,616  92  12,931
Variation margin on futures contracts ...................................... 3,216  —  —  111,170
Total assets ........................................................
3,141,745,054  715,874,915  25,559,369  4,266,724,203
LIABILITIES
Collateral on securities loaned ............................................ 46,448,016  5,192,873  968,510  91,425,932
Payables:
Investments purchased ............................................... 1,984,992  —  —  —
Capital shares redeemed .............................................. —  —  —  7,530
Investment advisory fees .............................................. 740,727  213,469  7,984  1,292,232
Variation margin on futures contracts ...................................... —  9,050  —  —
Unrealized depreciation on:
OTC swaps ....................................................... 2,449  —  —  —
Total liabilities .......................................................
49,176,184  5,415,392  976,494  92,725,694
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 3,092,568,870  $ 710,459,523  $ 24,582,875  $ 4,173,998,509
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 2,785,042,238  $ 608,560,693  $ 20,799,640  $ 4,772,880,172
Accumulated earnings (loss) ............................................. 307,526,632  101,898,830  3,783,235  (598,881,663)
NET ASSETS .......................................................
$ 3,092,568,870  $ 710,459,523  $ 24,582,875  $ 4,173,998,509
NET ASSET VALUE
Shares outstanding ................................................... 58,600,000  5,300,000  840,000  69,450,000
Net asset value ...................................................... $ 52.77  $ 134.05  $ 29.27  $ 60.10
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 45,627,957  $ 5,044,367  $ 948,460  $ 89,523,312
(b)
Investments, at cost — unaffiliated ....................................... $ 2,694,886,656  $ 647,980,923  $ 20,965,925  $ 4,438,487,306
(c)
Investments, at cost — affiliated ......................................... $ 106,144,208  $ 7,083,085  $ 992,390  $ 96,034,049

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Oil & Gas
Exploration &
Production ETF
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 467,455,630  $ 113,442,994  $ 579,609,807  $ 3,683,620,856
Investments, at value — affiliated
(c)
....................................... 7,542,736  3,667,582  36,258,352  12,398,426
Cash ........................................................... —  —  687  5,856
Cash pledged:
Futures contracts ................................................. 18,000  26,000  18,000  643,000
Receivables:
Securities lending income — affiliated ................................... 2,309  615  5,563  1,329
Capital shares sold ................................................ —  —  —  150,319
Dividends — unaffiliated ............................................ 50,486  219,667  248,886  13,281,471
Dividends — affiliated .............................................. 2,993  592  2,207  26,211
Variation margin on futures contracts .................................... —  —  6,820  85,644
Other assets ...................................................... —  —  787,867  —
Total assets ......................................................
475,072,154  117,357,450  616,938,189  3,710,213,112
LIABILITIES
Collateral on securities loaned .......................................... 7,163,977  3,560,178  36,004,190  5,659,275
Payables:
Capital shares redeemed ............................................ —  —  —  275,584
Investment advisory fees ............................................ 142,740  34,451  174,626  1,123,066
Variation margin on futures contracts .................................... 2,013  3,000  —  —
Total liabilities .....................................................
7,308,730  3,597,629  36,178,816  7,057,925
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 467,763,424  $ 113,759,821  $ 580,759,373  $ 3,703,155,187
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 787,995,442  $ 476,369,830  $ 739,839,770  $ 5,156,532,091
Accumulated loss .................................................. (320,232,018) (362,610,009) (159,080,397) (1,453,376,904)
NET ASSETS .....................................................
$ 467,763,424  $ 113,759,821  $ 580,759,373  $ 3,703,155,187
NET ASSET VALUE
Shares outstanding ................................................. 5,050,000  5,900,000  8,000,000  38,150,000
Net asset value .................................................... $ 92.63  $ 19.28  $ 72.59  $ 97.07
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 7,002,367  $ 3,436,129  $ 35,095,532  $ 5,397,385
(b)
Investments, at cost — unaffiliated ..................................... $ 534,518,423  $ 146,005,186  $ 538,585,469  $ 4,531,405,817
(c)
Investments, at cost — affiliated ....................................... $ 7,542,343  $ 3,666,378  $ 36,251,048  $ 12,397,620

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2025
See notes to financial statements.
iShares
U.S. Regional Banks
ETF
iShares
U.S.
Telecommunications
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 667,687,990  $ 684,656,443
Investments, at value — affiliated
(c)
....................................................................... 953,616  55,118,181
Cash ........................................................................................... 9,000  —
Cash pledged:
Futures contracts ................................................................................. 103,000  22,000
Receivables:
Securities lending income — affiliated ................................................................... 84  10,457
Capital shares sold ................................................................................ —  113,117
Dividends — unaffiliated ............................................................................ 2,371,314  59,504
Dividends — affiliated .............................................................................. 3,508  5,329
Variation margin on futures contracts .................................................................... —  660
Total assets ......................................................................................
671,128,512  739,985,691
LIABILITIES
Collateral on securities loaned .......................................................................... 19,878  53,999,628
Payables:
Investments purchased ............................................................................. 1,328,569  —
Investment advisory fees ............................................................................ 206,046  186,167
Variation margin on futures contracts .................................................................... 8,635  —
Total liabilities .....................................................................................
1,563,128  54,185,795
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 669,565,384  $ 685,799,896
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 913,119,404  $ 1,023,737,069
Accumulated loss .................................................................................. (243,554,020) (337,937,173)
NET ASSETS .....................................................................................
$ 669,565,384  $ 685,799,896
NET ASSET VALUE
Shares outstanding ................................................................................. 12,750,000  21,250,000
Net asset value .................................................................................... $ 52.51  $ 32.27
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 9,887  $ 53,020,012
(b)
Investments, at cost — unaffiliated ..................................................................... $ 705,611,329  $ 674,992,854
(c)
Investments, at cost — affiliated ....................................................................... $ 953,616  $ 55,113,122

Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended September 30, 2025
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 59,500,970
(a)
$ 9,167,966  $ 5,103,063  $ 12,688,299
Dividends — affiliated .............................................. 148,258  42,537  13,883  80,765
Interest — unaffiliated .............................................. 12,542  2,970  1,418  22,523
Securities lending income — affiliated — net ............................... 307,559  8,249  24,538  71,553
Total investment income ..............................................
59,969,329  9,221,722  5,142,902  12,863,140
EXPENSES
Investment advisory ............................................... 15,312,264  2,560,494  1,275,350  4,942,816
Interest expense ................................................. 19  1  2  6,856
Total expenses .................................................... 15,312,283  2,560,495  1,275,352  4,949,672
Net investment income ...............................................
44,657,046  6,661,227  3,867,550  7,913,468
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 13,414,291  17,697,088  (52,536,270) (27,786,655)
Investments — affiliated ........................................... 5,685  (1,383) (947) (3,474)
Futures contracts ............................................... 1,331,047  304,114  (65,046) 701,347
In-kind redemptions — unaffiliated
(b)
................................... 254,060,669  95,514,107  26,205,127  14,518,125
268,811,692  113,513,926  (26,397,136) (12,570,657)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 2,234,403,145  175,248,291  4,241,455  283,805,318
Investments — affiliated ........................................... 21,762  (69) 80  5,250
Futures contracts ............................................... 169,232  (9,488) (299) (70,557)
2,234,594,139  175,238,734  4,241,236  283,740,011
Net realized and unrealized gain (loss) ....................................
2,503,405,831  288,752,660  (22,155,900) 271,169,354
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 2,548,062,877  $ 295,413,887  $ (18,288,350) $ 279,082,822
(a)
Includes $23,722,920 related to a special distribution from TransDigm Group, Inc.
(b)
See Note 2 of the Notes to Financial Statements.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2025
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Manufacturing
ETF
iShares
U.S. Medical
Devices ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 27,859,629  $ 6,247,191  $ 153,670  $ 16,867,790
Dividends — affiliated .............................................. 589,296  26,979  639  108,421
Interest — unaffiliated .............................................. 18,431  2,216  11  9,125
Securities lending income — affiliated — net ............................... 265,215  10,284  2,165  115,123
Foreign taxes withheld ............................................. (248,142) —  —  —
Total investment income ..............................................
28,484,429  6,286,670  156,485  17,100,459
EXPENSES
Investment advisory ............................................... 3,944,145  1,434,115  40,516  8,348,593
Interest expense ................................................. 9,436  —  —  23
Total expenses .................................................... 3,953,581  1,434,115  40,516  8,348,616
Net investment income ...............................................
24,530,848  4,852,555  115,969  8,751,843
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 3,534,034  (528,421) (226,446) (22,937,067)
Investments — affiliated ........................................... (57,571) (457) (1) (11,359)
Futures contracts ............................................... 297,370  158,771  5,093  92,719
In-kind redemptions — unaffiliated
(a)
................................... 98,926,347  53,075,839  549,912  190,265,823
In-kind redemptions — affiliated
(a)
.................................... 5,807  —  —  —
Swaps   ...................................................... (6,919) —  —  —
102,699,068  52,705,732  328,558  167,410,116
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 301,671,397  (80,164,735) 4,510,750  (171,933,501)
Investments — affiliated ........................................... (2,437,672) 513  (49) 5,543
Futures contracts ............................................... 9,032  (33,665) 339  78,944
Swaps   ...................................................... (751) —  —  —
299,242,006  (80,197,887) 4,511,040  (171,849,014)
Net realized and unrealized gain (loss) ....................................
401,941,074  (27,492,155) 4,839,598  (4,438,898)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 426,471,922  $ (22,639,600) $ 4,955,567  $ 4,312,945
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2025
Statements of Operations
See notes to financial statements.
iShares
U.S. Oil & Gas
Exploration &
Production ETF
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 7,086,003  $ 1,538,268  $ 6,070,937  $ 64,638,939
Dividends — affiliated .............................................. 16,517  3,129  21,050  127,528
Interest — unaffiliated .............................................. 2,713  615  4,483  15,818
Securities lending income — affiliated — net ............................... 13,779  3,814  24,542  10,515
Total investment income ..............................................
7,119,012  1,545,826  6,121,012  64,792,800
EXPENSES
Investment advisory ............................................... 905,065  218,127  1,062,791  6,738,893
Interest expense ................................................. —  —  —  17
Total expenses .................................................... 905,065  218,127  1,062,791  6,738,910
Net investment income ...............................................
6,213,947  1,327,699  5,058,221  58,053,890
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (3,539,097) (4,348,545) 3,885,585  (35,122,462)
Investments — affiliated ........................................... (622) 1,198  (1,122) 635
Futures contracts ............................................... 67,020  76,661  (1,808,011) (414,075)
In-kind redemptions — unaffiliated
(a)
................................... (1,301,053) (1,100,308) 21,772,906  10,934,284
(4,773,752) (5,370,994) 23,849,358  (24,601,618)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (13,256,935) (720,900) (13,682,447) 34,800,743
Investments — affiliated ........................................... 732  (496) 1,423  (178)
Futures contracts ............................................... (46,639) (22,039) 9,729  (111,524)
(13,302,842) (743,435) (13,671,295) 34,689,041
Net realized and unrealized gain (loss) ....................................
(18,076,594) (6,114,429) 10,178,063  10,087,423
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (11,862,647) $ (4,786,730) $ 15,236,284  $ 68,141,313
(a)
See Note 2 of the Notes to Financial Statements.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2025
See notes to financial statements.
iShares
U.S. Regional Banks
ETF
iShares
U.S.
Telecommunications
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 11,066,309  $ 5,393,190
Dividends — affiliated .............................................................................. 16,319  19,628
Interest — unaffiliated .............................................................................. 1,983  9,434
Securities lending income — affiliated — net ............................................................... 2,194  39,409
Foreign taxes withheld ............................................................................. (18,517) (50,259)
Total investment income ..............................................................................
11,068,288  5,411,402
EXPENSES
Investment advisory ............................................................................... 1,188,267  901,799
Total expenses .................................................................................... 1,188,267  901,799
Net investment income ...............................................................................
9,880,021  4,509,603
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (1,910,688) 9,651,692
Investments — affiliated ........................................................................... (157) (2,715)
Futures contracts ............................................................................... 196,369  31,098
In-kind redemptions — unaffiliated
(a)
................................................................... (1,011,030) 23,111,171
(2,725,506) 32,791,246
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 70,388,631  49,950,322
Investments — affiliated ........................................................................... —  2,798
Futures contracts ............................................................................... (93,699) (7,330)
70,294,932  49,945,790
Net realized and unrealized gain ........................................................................
67,569,426  82,737,036
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 77,449,447  $ 87,246,639
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
U.S. Aerospace & Defense ETF
iShares
U.S. Broker-Dealers & Securities Exchanges
ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 44,657,046  $ 51,922,986  $ 6,661,227  $ 17,749,959
Net realized gain ........................................... 268,811,692  492,217,793  113,513,926  274,540,029
Net change in unrealized appreciation (depreciation) ................... 2,234,594,139  441,449,034  175,238,734  10,995,295
Net increase in net assets resulting from operations ......................
2,548,062,877  985,589,813  295,413,887  303,285,283
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(42,010,817)
(b)
(52,542,752) (6,759,216)
(b)
(17,521,317)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
3,028,912,437  (719,913,404) (33,623,552) 551,151,040
NET ASSETS
Total increase in net assets ...................................... 5,534,964,497  213,133,657  255,031,119  836,915,006
Beginning of period ...........................................
6,301,121,316  6,087,987,659  1,318,080,223  481,165,217
End of period ...............................................
$ 11,836,085,813  $ 6,301,121,316  $ 1,573,111,342  $ 1,318,080,223
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Healthcare Providers ETF
iShares
U.S. Home Construction ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 3,867,550  $ 5,721,738  $ 7,913,468  $ 13,825,013
Net realized gain (loss) ....................................... (26,397,136) (4,530,506) (12,570,657) 434,216,312
Net change in unrealized appreciation (depreciation) ................... 4,241,236  (21,552,669) 283,740,011  (1,054,238,830)
Net increase (decrease) in net assets resulting from operations ..............
(18,288,350) (20,361,437) 279,082,822  (606,197,505)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(2,617,520)
(b)
(5,672,511) (19,350,233)
(b)
(25,754,654)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
146,920,246  (157,601,371) 594,032,149  (282,628,987)
NET ASSETS
Total increase (decrease) in net assets .............................. 126,014,376  (183,635,319) 853,764,738  (914,581,146)
Beginning of period ...........................................
673,657,738  857,293,057  2,422,200,647  3,336,781,793
End of period ...............................................
$ 799,672,114  $ 673,657,738  $ 3,275,965,385  $ 2,422,200,647
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Infrastructure ETF
iShares
U.S. Insurance ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 24,530,848  $ 49,869,295  $ 4,852,555  $ 13,418,898
Net realized gain ........................................... 102,699,068  338,428,007  52,705,732  73,813,134
Net change in unrealized appreciation (depreciation) ................... 299,242,006  (240,357,799) (80,197,887) 30,451,905
Net increase (decrease) in net assets resulting from operations ..............
426,471,922  147,939,503  (22,639,600) 117,683,937
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(21,964,743)
(b)
(52,406,072) (4,863,142)
(b)
(13,003,873)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
419,202,944  (184,630,112) (54,812,782) 37,051,143
NET ASSETS
Total increase (decrease) in net assets .............................. 823,710,123  (89,096,681) (82,315,524) 141,731,207
Beginning of period ...........................................
2,268,858,747  2,357,955,428  792,775,047  651,043,840
End of period ...............................................
$ 3,092,568,870  $ 2,268,858,747  $ 710,459,523  $ 792,775,047
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Manufacturing ETF
iShares
U.S. Medical Devices ETF
Six Months
Ended
09/30/25
(unaudited)
Period From
07/17/24
(a)
to 03/31/25
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 115,969  $ 85,429  $ 8,751,843  $ 19,554,297
Net realized gain (loss) ....................................... 328,558  (144,078) 167,410,116  401,930,559
Net change in unrealized appreciation (depreciation) ................... 4,511,040  (920,910) (171,849,014) (288,429,446)
Net increase (decrease) in net assets resulting from operations ..............
4,955,567  (979,559) 4,312,945  133,055,410
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ............
(111,337)
(c)
(81,436) (8,407,650)
(c)
(22,387,105)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
7,212,955  13,586,685  (459,413,102) (1,233,401,149)
NET ASSETS
Total increase (decrease) in net assets .............................. 12,057,185  12,525,690  (463,507,807) (1,122,732,844)
Beginning of period ...........................................
12,525,690  —  4,637,506,316  5,760,239,160
End of period ...............................................
$ 24,582,875  $ 12,525,690  $ 4,173,998,509  $ 4,637,506,316
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Oil & Gas Exploration & Production ETF
iShares
U.S. Oil Equipment & Services ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 6,213,947  $ 15,470,533  $ 1,327,699  $ 2,688,848
Net realized gain (loss) ....................................... (4,773,752) 20,438,546  (5,370,994) (6,269,777)
Net change in unrealized appreciation (depreciation) ................... (13,302,842) (121,921,950) (743,435) (36,756,441)
Net decrease in net assets resulting from operations .....................
(11,862,647) (86,012,871) (4,786,730) (40,337,370)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(6,090,064)
(b)
(15,314,113) (1,337,374)
(b)
(2,710,527)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ............
(76,609,897) (117,091,225) (32,204,371) (94,591,320)
NET ASSETS
Total decrease in net assets ..................................... (94,562,608) (218,418,209) (38,328,475) (137,639,217)
Beginning of period ...........................................
562,326,032  780,744,241  152,088,296  289,727,513
End of period ...............................................
$ 467,763,424  $ 562,326,032  $ 113,759,821  $ 152,088,296
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Pharmaceuticals ETF
iShares
U.S. Real Estate ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 5,058,221  $ 11,186,679  $ 58,053,890  $ 103,308,407
Net realized gain (loss) ....................................... 23,849,358  34,654,932  (24,601,618) (3,842,311)
Net change in unrealized appreciation (depreciation) ................... (13,671,295) (9,845,643) 34,689,041  80,269,127
Net increase in net assets resulting from operations ......................
15,236,284  35,995,968  68,141,313  179,735,223
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(5,151,592)
(b)
(10,873,203) (43,305,910)
(b)
(103,765,002)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(43,146,090) (70,032,786) 121,778,086  (749,367,666)
NET ASSETS
Total increase (decrease) in net assets .............................. (33,061,398) (44,910,021) 146,613,489  (673,397,445)
Beginning of period ...........................................
613,820,771  658,730,792  3,556,541,698  4,229,939,143
End of period ...............................................
$ 580,759,373  $ 613,820,771  $ 3,703,155,187  $ 3,556,541,698
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Regional Banks ETF
iShares
U.S. Telecommunications ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 9,880,021  $ 21,478,780  $ 4,509,603  $ 7,420,779
Net realized gain (loss) ....................................... (2,725,506) 10,013,978  32,791,246  63,771,635
Net change in unrealized appreciation (depreciation) ................... 70,294,932  2,463,218  49,945,790  4,820,195
Net increase in net assets resulting from operations ......................
77,449,447  33,955,976  87,246,639  76,012,609
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(10,157,849)
(b)
(20,846,820) (5,722,076)
(b)
(7,393,564)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(113,380,279) 51,973,693  231,699,031  73,156,780
NET ASSETS
Total increase (decrease) in net assets .............................. (46,088,681) 65,082,849  313,223,594  141,775,825
Beginning of period ...........................................
715,654,065  650,571,216  372,576,302  230,800,477
End of period ...............................................
$ 669,565,384  $ 715,654,065  $ 685,799,896  $ 372,576,302
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Aerospace & Defense ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Net asset value, beginning of period .......
$ 153.13  $ 131.92  $ 115.09  $ 110.71  $ 104.13  $ 71.94
Net investment income
(b)
............... 1 .00
(c)
1 .18  1 .14  1 .20  0 .72  0 .89
Net realized and unrealized gain
(d)
.........
56.09  21.25  16.85  4 .36  6 .55  32.23
Net increase from investment operations ......
57.09  22.43  17.99  5 .56  7 .27  33.12
Distributions from net investment income
(e)
..... ( 0 .92 )
(f)
( 1 .22 ) ( 1 .16 ) ( 1 .18 ) ( 0 .69 ) ( 0 .93 )
Net asset value, end of period ............
$ 209.30  $ 153.13  $ 131.92  $ 115.09  $ 110.71  $ 104.13
Total Return
(g)
– – – – – –
Based on net asset value ................
37.33%
(h)
17.05% 15.74% 5 .16% 7 .00% 46.23%
Ratios to Average Net Assets
(i)
– – – – – –
Total expenses .......................
0 .38%
(j)
0 .38% 0 .40% 0 .40% 0 .39% 0 .42%
Net investment income ..................
1 .10%
(c) (j)
0 .82% 0 .97% 1 .13% 0 .68% 1 .04%
Supplemental Data
Net assets, end of period (000) ............
$ 11,836,086  $ 6,301,121  $ 6,087,988  $ 5,829,505  $ 3,670,015  $ 2,962,613
Portfolio turnover rate
(k)
..................
11% 42% 17% 20% 27% 49%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $0.47 per share and 0.51% of average net assets.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Broker-Dealers & Securities Exchanges ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .......
$ 140.22  $ 115.94  $ 91.60  $ 99.82  $ 92.12  $ 51.30
Net investment income
(a)
............... 0 .79  1 .65  1 .75  1 .89  1 .80  1 .07
Net realized and unrealized gain (loss)
(b)
.....
36.53  24.25  24.47  ( 8 .35 ) 7 .84  40.82
Net increase (decrease) from investment
operations .........................
37.32  25.90  26.22  ( 6 .46 ) 9 .64  41.89
Distributions from net investment income
(c)
..... ( 0 .79 )
(d)
( 1 .62 ) ( 1 .88 ) ( 1 .76 ) ( 1 .94 ) ( 1 .07 )
Net asset value, end of period ............
$ 176.75  $ 140.22  $ 115.94  $ 91.60  $ 99.82  $ 92.12
Total Return
(e)
– – – – – –
Based on net asset value ................
26.65%
(f)
22.43% 29.02% ( 6 .43 ) % 10.38% 82.40%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .38%
(h)
0 .38% 0 .40% 0 .40% 0 .39% 0 .41%
Net investment income ..................
0 .98%
(h)
1 .23% 1 .82% 1 .99% 1 .70% 1 .48%
Supplemental Data
Net assets, end of period (000) ............
$ 1,573,111  $ 1,318,080  $ 481,165  $ 760,307  $ 573,974  $ 409,948
Portfolio turnover rate
(i)
..................
8% 16% 38% 56% 24% 37%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare Providers ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of period ......
$ 52.84  $ 54.60  $ 49.47  $ 56.54  $ 50.27  $ 33.37
Net investment income
(b)
.............. 0 .27  0 .41  0 .39  0 .41  0 .33  0 .26
Net realized and unrealized gain (loss)
(c)
....
( 3 .58 ) ( 1 .76 ) 5 .16  ( 7 .07 ) 6 .27  16.91
Net increase (decrease) from investment
operations ........................
( 3 .31 ) ( 1 .35 ) 5 .55  ( 6 .66 ) 6 .60  17.17
Distributions from net investment income
(d)
.... ( 0 .17 )
(e)
( 0 .41 ) ( 0 .42 ) ( 0 .41 ) ( 0 .33 ) ( 0 .27 )
Net asset value, end of period ...........
$ 49.36  $ 52.84  $ 54.60  $ 49.47  $ 56.54  $ 50.27
Total Return
(f)
– – – – – –
Based on net asset value ...............
( 6 .24 ) %
(g)
( 2 .48 ) % 11.30% (11.81) % 13.15% 51.63%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0 .38%
(i)
0 .38% 0 .40% 0 .40% 0 .39% 0 .42%
Net investment income .................
1 .14%
(i)
0 .77% 0 .76% 0 .77% 0 .61% 0 .61%
Supplemental Data
Net assets, end of period (000) ...........
$ 799,672  $ 673,658  $ 857,293  $ 1,162,539  $ 1,328,742  $ 1,143,723
Portfolio turnover rate
(j)
.................
23% 15% 24% 20% 24% 27%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Home Construction ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period ......
$ 95.17  $ 115.86  $ 70.28  $ 59.23  $ 67.84  $ 28.94
Net investment income
(a)
.............. 0 .30  0 .51  0 .52  0 .50  0 .36  0 .27
Net realized and unrealized gain (loss)
(b)
....
12.55  (20.21) 45.55  11.06  ( 8 .59 ) 38.89
Net increase (decrease) from investment
operations ........................
12.85  (19.70) 46.07  11.56  ( 8 .23 ) 39.16
Distributions from net investment income
(c)
.... ( 0 .79 )
(d)
( 0 .99 ) ( 0 .49 ) ( 0 .51 ) ( 0 .38 ) ( 0 .26 )
Net asset value, end of period ...........
$ 107.23  $ 95.17  $ 115.86  $ 70.28  $ 59.23  $ 67.84
Total Return
(e)
– – – – – –
Based on net asset value ...............
13.62%
(f)
(17.04) % 65.77% 19.69% (12.21) % 135.53%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .38%
(h)
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income .................
0 .60%
(h)
0 .46% 0 .59% 0 .84% 0 .50% 0 .50%
Supplemental Data
Net assets, end of period (000) ...........
$ 3,275,965  $ 2,422,201  $ 3,336,782  $ 1,637,471  $ 1,764,976  $ 2,645,573
Portfolio turnover rate
(i)
.................
9% 13% 8% 9% 5% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Infrastructure ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .......
$ 45.11  $ 43.34  $ 37.34  $ 38.92  $ 34.56  $ 20.27
Net investment income
(a)
............... 0 .46  0 .83  0 .79  0 .72  0 .67  0 .77
Net realized and unrealized gain (loss)
(b)
.....
7 .60  1 .86  5 .99  ( 1 .57 ) 4 .38  14.10
Net increase (decrease) from investment
operations .........................
8 .06  2 .69  6 .78  ( 0 .85 ) 5 .05  14.87
Distributions from net investment income
(c)
..... ( 0 .40 )
(d)
( 0 .92 ) ( 0 .78 ) ( 0 .73 ) ( 0 .69 ) ( 0 .58 )
Net asset value, end of period ............
$ 52.77  $ 45.11  $ 43.34  $ 37.34  $ 38.92  $ 34.56
Total Return
(e)
– – – – – –
Based on net asset value ................
17.94%
(f)
6 .16% 18.41% ( 2 .08 ) % 14.78% 74.11%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .30%
(h)
0 .30% 0 .30% 0 .30% 0 .35% 0 .40%
Net investment income ..................
1 .87%
(h)
1 .82% 2 .06% 1 .96% 1 .85% 2 .54%
Supplemental Data
Net assets, end of period (000) ............
$ 3,092,569  $ 2,268,859  $ 2,357,955  $ 1,794,292  $ 899,114  $ 369,805
Portfolio turnover rate
(i)
..................
11% 29% 32% 26% 33% 65%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Insurance ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .......
$ 137.87  $ 117.31  $ 85.65  $ 91.15  $ 74.17  $ 49.76
Net investment income
(a)
............... 0 .84  2 .41  1 .54  1 .57  1 .67  1 .51
Net realized and unrealized gain (loss)
(b)
.....
( 3 .80 ) 20.40  31.69  ( 5 .57 ) 16.94  24.37
Net increase (decrease) from investment
operations .........................
( 2 .96 ) 22.81  33.23  ( 4 .00 ) 18.61  25.88
Distributions from net investment income
(c)
..... ( 0 .86 )
(d)
( 2 .25 ) ( 1 .57 ) ( 1 .50 ) ( 1 .63 ) ( 1 .47 )
Net asset value, end of period ............
$ 134.05  $ 137.87  $ 117.31  $ 85.65  $ 91.15  $ 74.17
Total Return
(e)
– – – – – –
Based on net asset value ................
( 2 .13 ) %
(f)
19.60% 39.17% ( 4 .35 ) % 25.36% 52.54%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .38%
(h)
0 .38% 0 .39% 0 .40% 0 .39% 0 .42%
Net investment income ..................
1 .28%
(h)
1 .94% 1 .60% 1 .78% 2 .04% 2 .50%
Supplemental Data
Net assets, end of period (000) ............
$ 710,460  $ 792,775  $ 651,044  $ 449,660  $ 186,860  $ 85,301
Portfolio turnover rate
(i)
..................
2% 12% 19% 12% 11% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Manufacturing ETF
Six Months
Ended
09/30/25
(unaudited)
Period From
07/17/24
(a)
to 03/31/25
Net asset value, beginning of period .....................................................................
$ 23.20  $ 24.52
Net investment income
(b)
............................................................................. 0 .15  0 .23
Net realized and unrealized gain (loss)
(c)
...................................................................
6 .06  ( 1 .35 )
Net increase (decrease) from investment operations ............................................................
6 .21  ( 1 .12 )
Distributions from net investment income
(d)
................................................................... ( 0 .14 )
(e)
( 0 .20 )
Net asset value, end of period ..........................................................................
$ 29.27  $ 23.20
Total Return
(f)
– –
Based on net asset value ..............................................................................
26.80%
(g)
( 4 .64 ) %
(g)
Ratios to Average Net Assets
(h)
– –
Total expenses .....................................................................................
0 .40%
(i)
0 .40%
(i)
Net investment income ................................................................................
1 .14%
(i)
1 .34%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 24,583  $ 12,526
Portfolio turnover rate
(j)
................................................................................
8% 18%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Medical Devices ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of period .......
$ 60.19  $ 58.60  $ 54.03  $ 60.93  $ 55.04  $ 37.54
Net investment income
(b)
............... 0 .12  0 .23  0 .28  0 .24  0 .16  0 .15
Net realized and unrealized gain (loss)
(c)
.....
( 0 .09 ) 1 .63  4 .59  ( 6 .89 ) 5 .89  17.49
Net increase (decrease) from investment
operations .........................
0 .03  1 .86  4 .87  ( 6 .65 ) 6 .05  17.64
Distributions from net investment income
(d)
..... ( 0 .12 )
(e)
( 0 .27 ) ( 0 .30 ) ( 0 .25 ) ( 0 .16 ) ( 0 .14 )
Net asset value, end of period ............
$ 60.10  $ 60.19  $ 58.60  $ 54.03  $ 60.93  $ 55.04
Total Return
(f)
– – – – – –
Based on net asset value ................
0 .05%
(g)
3 .19% 9 .10% (10.89) % 10.99% 47.02%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0 .38%
(i)
0 .38% 0 .40% 0 .40% 0 .39% 0 .41%
Net investment income ..................
0 .40%
(i)
0 .39% 0 .52% 0 .45% 0 .26% 0 .30%
Supplemental Data
Net assets, end of period (000) ............
$ 4,173,999  $ 4,637,506  $ 5,760,239  $ 6,002,335  $ 8,076,257  $ 8,206,921
Portfolio turnover rate
(j)
..................
4% 16% 31% 10% 11% 9%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil & Gas Exploration & Production ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .......
$ 94.51  $ 106.95  $ 85.82  $ 84.23  $ 48.63  $ 22.83
Net investment income
(a)
............... 1 .14  2 .25  2 .50  3 .81  2 .00  0 .98
Net realized and unrealized gain (loss)
(b)
.....
( 1 .86 ) (12.40) 21.24  1 .50  35.51  25.92
Net increase (decrease) from investment
operations .........................
( 0 .72 ) (10.15) 23.74  5 .31  37.51  26.90
Distributions from net investment income
(c)
..... ( 1 .16 )
(d)
( 2 .29 ) ( 2 .61 ) ( 3 .72 ) ( 1 .91 ) ( 1 .10 )
Net asset value, end of period ............
$ 92.63  $ 94.51  $ 106.95  $ 85.82  $ 84.23  $ 48.63
Total Return
(e)
– – – – – –
Based on net asset value ................
( 0 .75 ) %
(f)
( 9 .43 ) % 28.10% 6 .40% 78.44% 120.05%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .38%
(h)
0 .38% 0 .40% 0 .40% 0 .39% 0 .42%
Net investment income ..................
2 .59%
(h)
2 .31% 2 .71% 4 .22% 3 .27% 2 .81%
Supplemental Data
Net assets, end of period (000) ............
$ 467,763  $ 562,326  $ 780,744  $ 729,496  $ 800,140  $ 243,173
Portfolio turnover rate
(i)
..................
12% 19% 22% 15% 17% 21%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil Equipment & Services ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .......
$ 19.50  $ 23.65  $ 19.33  $ 19.30  $ 13.41  $ 5 .97
Net investment income
(a)
............... 0 .20  0 .32  0 .26  0 .16  0 .07  0 .14
Net realized and unrealized gain (loss)
(b)
.....
( 0 .20 ) ( 4 .12 ) 4 .29  0 .05  5 .92  7 .50
Net increase (decrease) from investment
operations .........................
0 .00
(c)
( 3 .80 ) 4 .55  0 .21  5 .99  7 .64
Distributions from net investment income
(d)
..... ( 0 .22 )
(e)
( 0 .35 ) ( 0 .23 ) ( 0 .18 ) ( 0 .10 ) ( 0 .20 )
Net asset value, end of period ............
$ 19.28  $ 19.50  $ 23.65  $ 19.33  $ 19.30  $ 13.41
Total Return
(f)
– – – – – –
Based on net asset value ................
0 .04%
(g)
(16.11) % 23.62% 1 .16% 44.88% 129.06%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0 .38%
(i)
0 .38% 0 .40% 0 .40% 0 .39% 0 .41%
Net investment income ..................
2 .29%
(i)
1 .51% 1 .19% 0 .84% 0 .49% 1 .37%
Supplemental Data
Net assets, end of period (000) ............
$ 113,760  $ 152,088  $ 289,728  $ 223,246  $ 283,677  $ 371,516
Portfolio turnover rate
(j)
..................
12% 25% 37% 16% 55% 71%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Pharmaceuticals ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of period .......
$ 70.55  $ 67.91  $ 58.47  $ 64.73  $ 59.13  $ 44.94
Net investment income
(b)
............... 0 .60  1 .18  1 .06  1 .02  1 .02  0 .74
Net realized and unrealized gain (loss)
(c)
.....
2 .06  2 .62  9 .29  ( 6 .08 ) 5 .63  14.18
Net increase (decrease) from investment
operations .........................
2 .66  3 .80  10.35  ( 5 .06 ) 6 .65  14.92
Distributions from net investment income
(d)
..... ( 0 .62 )
(e)
( 1 .16 ) ( 0 .91 ) ( 1 .20 ) ( 1 .05 ) ( 0 .73 )
Net asset value, end of period ............
$ 72.59  $ 70.55  $ 67.91  $ 58.47  $ 64.73  $ 59.13
Total Return
(f)
– – – – – –
Based on net asset value ................
3 .82%
(g)
5 .65% 17.86% ( 7 .83 ) % 11.29% 33.30%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0 .38%
(i)
0 .38% 0 .39% 0 .40% 0 .39% 0 .42%
Net investment income ..................
1 .79%
(i)
1 .73% 1 .71% 1 .66% 1 .63% 1 .33%
Supplemental Data
Net assets, end of period (000) ............
$ 580,759  $ 613,821  $ 658,731  $ 377,159  $ 407,773  $ 354,762
Portfolio turnover rate
(j)
..................
17% 24% 42% 46% 20% 52%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Real Estate ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .......
$ 95.73  $ 89.90  $ 84.95  $ 108.01  $ 91.81  $ 69.71
Net investment income
(a)
............... 1 .54  2 .45  2 .69  2 .35  1 .64  1 .67
Net realized and unrealized gain (loss)
(b)
.....
0 .91  5 .80  4 .66  (22.94) 16.94  22.49
Net increase (decrease) from investment
operations .........................
2 .45  8 .25  7 .35  (20.59) 18.58  24.16
Distributions from net investment income
(c)
..... ( 1 .11 )
(d)
( 2 .42 ) ( 2 .40 ) ( 2 .47 ) ( 2 .38 ) ( 2 .06 )
Net asset value, end of period ............
$ 97.07  $ 95.73  $ 89.90  $ 84.95  $ 108.01  $ 91.81
Total Return
(e)
– – – – – –
Based on net asset value ................
2 .57%
(f)
9 .22% 8 .89% (19.04) % 20.27% 35.02%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .38%
(h)
0 .38% 0 .39% 0 .40% 0 .39% 0 .41%
Net investment income ..................
3 .24%
(h)
2 .59% 3 .15% 2 .56% 1 .56% 2 .03%
Supplemental Data
Net assets, end of period (000) ............
$ 3,703,155  $ 3,556,542  $ 4,229,939  $ 3,232,382  $ 5,378,867  $ 4,687,047
Portfolio turnover rate
(i)
..................
3% 11% 7% 8% 9% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Regional Banks ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .......
$ 46.62  $ 43.37  $ 35.79  $ 58.87  $ 56.62  $ 29.00
Net investment income
(a)
............... 0 .76  1 .50  1 .53  1 .46  1 .34  1 .32
Net realized and unrealized gain (loss)
(b)
.....
5 .91  3 .19  7 .64  (23.11) 2 .14  27.52
Net increase (decrease) from investment
operations .........................
6 .67  4 .69  9 .17  (21.65) 3 .48  28.84
Distributions from net investment income
(c)
..... ( 0 .78 )
(d)
( 1 .44 ) ( 1 .59 ) ( 1 .43 ) ( 1 .23 ) ( 1 .22 )
Net asset value, end of period ............
$ 52.51  $ 46.62  $ 43.37  $ 35.79  $ 58.87  $ 56.62
Total Return
(e)
– – – – – –
Based on net asset value ................
14.44%
(f)
10.92% 26.46% (37.30) % 6 .11% 101.55%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .38%
(h)
0 .38% 0 .40% 0 .40% 0 .39% 0 .41%
Net investment income ..................
3 .13%
(h)
3 .17% 4 .20% 2 .90% 2 .19% 3 .26%
Supplemental Data
Net assets, end of period (000) ............
$ 669,565  $ 715,654  $ 650,571  $ 799,865  $ 1,386,344  $ 673,808
Portfolio turnover rate
(i)
..................
3% 8% 9% 7% 14% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Telecommunications ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period ......
$ 27.40  $ 21.98  $ 23.15  $ 29.88  $ 32.39  $ 24.88
Net investment income
(a)
.............. 0 .28  0 .52  0 .48  0 .58  0 .77  0 .82
Net realized and unrealized gain (loss)
(b)
....
4 .92  5 .45  ( 1 .15 ) ( 6 .73 ) ( 2 .54 ) 7 .50
Net increase (decrease) from investment
operations ........................
5 .20  5 .97  ( 0 .67 ) ( 6 .15 ) ( 1 .77 ) 8 .32
Distributions from net investment income
(c)
.... ( 0 .33 )
(d)
( 0 .55 ) ( 0 .50 ) ( 0 .58 ) ( 0 .74 ) ( 0 .81 )
Net asset value, end of period ...........
$ 32.27  $ 27.40  $ 21.98  $ 23.15  $ 29.88  $ 32.39
Total Return
(e)
– – – – – –
Based on net asset value ...............
19.09%
(f)
27.38% ( 2 .84 ) % (20.56) % ( 5 .63 ) % 33.82%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .38%
(h)
0 .38% 0 .40% 0 .40% 0 .39% 0 .42%
Net investment income .................
1 .88%
(h)
2 .06% 2 .19% 2 .40% 2 .37% 2 .82%
Supplemental Data
Net assets, end of period (000) ...........
$ 685,800  $ 372,576  $ 230,800  $ 302,131  $ 503,440  $ 425,882
Portfolio turnover rate
(i)
.................
28% 30% 30% 24% 75% 40%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

2025
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
U.S. Aerospace & Defense .............................................................................................. Non-diversified
U.S. Broker-Dealers & Securities Exchanges .................................................................................. Non-diversified
U.S. Healthcare Providers ............................................................................................... Non-diversified
U.S. Home Construction ................................................................................................ Non-diversified
U.S. Infrastructure .................................................................................................... Diversified
U.S. Insurance ...................................................................................................... Non-diversified
U.S. Manufacturing ................................................................................................... Non-diversified
U.S. Medical Devices .................................................................................................. Non-diversified
U.S. Oil & Gas Exploration & Production ..................................................................................... Non-diversified
U.S. Oil Equipment & Services ............................................................................................ Non-diversified
U.S. Pharmaceuticals .................................................................................................. Non-diversified
U.S. Real Estate ..................................................................................................... Diversified
U.S. Regional Banks .................................................................................................. Non-diversified
U.S. Telecommunications ............................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Aerospace & Defense
Barclays Bank PLC ............................................... $ 6,316,691 $ (6,316,691) $ — $ —
BNP Paribas SA ................................................. 97,114,372 (97,114,372) — —
BofA Securities, Inc. .............................................. 14,009,730 (13,910,621) — 99,109
Citigroup Global Markets, Inc. ........................................ 20,066,420 (20,066,420) — —
Goldman Sachs & Co. LLC ......................................... 16,988,910 (16,808,053) — 180,857
HSBC Bank PLC ................................................ 14,261,849 (14,261,849) — —
J.P. Morgan Securities LLC ......................................... 101,063,164 (101,063,164) — —
Morgan Stanley ................................................. 19,088,054 (19,011,747) — 76,307
National Financial Services LLC ...................................... 4,420,900 (4,420,900) — —
Natixis SA ..................................................... 14,152,477 (14,147,762) — 4,715
State Street Bank & Trust Co. ........................................ 21,085,239 (21,085,239) — —
Toronto-Dominion Bank ............................................ 125,956 (125,956) — —
UBS AG ...................................................... 5,464,276 (5,418,669) — 45,607
Virtu Americas LLC ............................................... 667,441 (667,441) — —
Wells Fargo Bank NA ............................................. 31,053,729 (30,915,128) — 138,601
Wells Fargo Securities LLC ......................................... 26,960,381 (26,960,381) — —
$ 392,839,589 $ (392,294,393)
$ —
$ 545,196
a
U.S. Broker-Dealers & Securities Exchanges
Barclays Bank PLC ............................................... 154,290 (154,290) — —
BNP Paribas SA ................................................. 337,490 (337,490) — —
BofA Securities, Inc. .............................................. 73,977,808 (73,977,808) — —
Citigroup Global Markets, Inc. ........................................ 887,716 (864,894) — 22,822
Goldman Sachs & Co. LLC ......................................... 2,399,355 (2,399,355) — —
Morgan Stanley ................................................. 462,098 (462,098) — —
UBS AG ...................................................... 604,282 (604,282) — —
$ 78,823,039 $ (78,800,217)
$ —
$ 22,822
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Healthcare Providers
Barclays Bank PLC ............................................... $ 225,316 $ (225,316) $ — $ —
BofA Securities, Inc. .............................................. 23,025,657 (23,025,657) — —
Citigroup Global Markets, Inc. ........................................ 2,720,359 (2,641,647) — 78,712
Goldman Sachs & Co. LLC ......................................... 3,517,753 (3,517,753) — —
J.P. Morgan Securities LLC ......................................... 1,302,936 (1,302,936) — —
Morgan Stanley ................................................. 7,854,141 (7,854,141) — —
National Financial Services LLC ...................................... 141,888 (138,022) — 3,866
State Street Bank & Trust Co. ........................................ 2,331,192 (2,331,192) — —
Toronto-Dominion Bank ............................................ 607,145 (607,145) — —
UBS AG ...................................................... 19,001 (19,001) — —
Virtu Americas LLC ............................................... 96,300 (96,300) — —
Wells Fargo Bank NA ............................................. 7,026,587 (7,026,587) — —
$ 48,868,275 $ (48,785,697)
$ —
$ 82,578
a
U.S. Home Construction
Barclays Bank PLC ............................................... 290,092 (290,092) — —
BNP Paribas SA ................................................. 4,702 (4,702) — —
BofA Securities, Inc. .............................................. 7,919,579 (7,919,579) — —
Citigroup Global Markets, Inc. ........................................ 32,005,027 (32,005,027) — —
Goldman Sachs & Co. LLC ......................................... 17,769,778 (17,769,778) — —
J.P. Morgan Securities LLC ......................................... 221,994 (221,994) — —
Jefferies LLC ................................................... 103,722 (103,722) — —
Morgan Stanley ................................................. 21,470,780 (21,470,780) — —
National Financial Services LLC ...................................... 5,343,453 (5,343,453) — —
State Street Bank & Trust Co. ........................................ 3,121,429 (3,121,429) — —
UBS AG ...................................................... 1,719,784 (1,719,784) — —
Virtu Americas LLC ............................................... 369,958 (369,958) — —
Wells Fargo Bank NA ............................................. 422,816 (422,816) — —
Wells Fargo Securities LLC ......................................... 1,791,472 (1,791,472) — —
$ 92,554,586 $ (92,554,586)
$ —
$ —
a
U.S. Infrastructure
Barclays Capital, Inc. ............................................. 4,554,328 (4,554,328) — —
BNP Paribas SA ................................................. 3,406,433 (3,406,433) — —
BofA Securities, Inc. .............................................. 10,931,811 (10,931,811) — —
Citadel Clearing LLC .............................................. 226,380 (226,380) — —
Citigroup Global Markets, Inc. ........................................ 12,096,513 (12,096,513) — —
J.P. Morgan Securities LLC ......................................... 5,463,823 (5,463,823) — —
Morgan Stanley ................................................. 8,379,074 (7,964,094) — 414,980
Pershing LLC ................................................... 197,142 (197,142) — —
Toronto-Dominion Bank ............................................ 109,350 (109,350) — —
UBS Securities LLC .............................................. 41,954 (41,954) — —
Virtu Americas LLC ............................................... 144,705 (144,705) — —
Wells Fargo Securities LLC ......................................... 76,444 (76,444) — —
$ 45,627,957 $ (45,212,977)
$ —
$ 414,980
a
U.S. Insurance
BNP Paribas SA ................................................. 2,507,280 (2,507,280) — —
Citigroup Global Markets, Inc. ........................................ 1,846,472 (1,846,472) — —
J.P. Morgan Securities LLC ......................................... 61,846 (61,846) — —
Morgan Stanley ................................................. 155,451 (155,451) — —
National Financial Services LLC ...................................... 382,954 (382,954) — —
Virtu Americas LLC ............................................... 90,364 (90,364) — —
$ 5,044,367 $ (5,044,367)
$ —
$ —
a
U.S. Manufacturing
BofA Securities, Inc. .............................................. 190,255 (190,255) — —
HSBC Bank PLC ................................................ 12,666 (12,666) — —
J.P. Morgan Securities LLC ......................................... 70,403 (70,403) — —
Wells Fargo Securities LLC ......................................... 675,136 (675,136) — —
$ 948,460 $ (948,460)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Medical Devices
Barclays Bank PLC ............................................... $ 3,500,215 $ (3,500,215) $ — $ —
BNP Paribas SA ................................................. 4,134,196 (4,134,196) — —
BofA Securities, Inc. .............................................. 632,662 (632,662) — —
Citigroup Global Markets, Inc. ........................................ 10,143,878 (10,098,280) — 45,598
Goldman Sachs & Co. LLC ......................................... 32,143,976 (32,047,280) — 96,696
HSBC Bank PLC ................................................ 1,615,872 (1,615,872) — —
J.P. Morgan Securities LLC ......................................... 10,037,041 (10,037,041) — —
Jefferies LLC ................................................... 33 (33) — —
Morgan Stanley ................................................. 4,268,096 (4,268,096) — —
National Financial Services LLC ...................................... 3,580,521 (3,580,521) — —
SG Americas Securities LLC ........................................ 59,630 (59,630) — —
Toronto-Dominion Bank ............................................ 1,204,552 (1,204,552) — —
UBS AG ...................................................... 15,292,638 (15,292,638) — —
Wells Fargo Bank NA ............................................. 206,388 (206,388) — —
Wells Fargo Securities LLC ......................................... 2,703,614 (2,703,614) — —
$ 89,523,312 $ (89,381,018)
$ —
$ 142,294
a
U.S. Oil & Gas Exploration & Production
Citigroup Global Markets, Inc. ........................................ 1,078,609 (1,078,609) — —
Goldman Sachs & Co. LLC ......................................... 31,099 (31,099) — —
J.P. Morgan Securities LLC ......................................... 218,129 (218,129) — —
Morgan Stanley ................................................. 5,041,656 (5,041,656) — —
RBC Capital Markets LLC .......................................... 632,874 (632,874) — —
$ 7,002,367 $ (7,002,367)
$ —
$ —
a
U.S. Oil Equipment & Services
BNP Paribas SA ................................................. 590,436 (590,436) — —
Citigroup Global Markets, Inc. ........................................ 364,408 (364,408) — —
Goldman Sachs & Co. LLC ......................................... 2,481,285 (2,481,285) — —
$ 3,436,129 $ (3,436,129)
$ —
$ —
a
U.S. Pharmaceuticals
Barclays Bank PLC ............................................... 1,857,373 (1,857,373) — —
BNP Paribas SA ................................................. 11,931,876 (11,931,876) — —
BofA Securities, Inc. .............................................. 1,086,972 (1,086,972) — —
Citigroup Global Markets, Inc. ........................................ 1,948,260 (1,935,910) — 12,350
Goldman Sachs & Co. LLC ......................................... 1,254,961 (1,254,961) — —
J.P. Morgan Securities LLC ......................................... 2,890,259 (2,890,259) — —
Jefferies LLC ................................................... 1,468,944 (1,389,641) — 79,303
Morgan Stanley ................................................. 3,497,769 (3,497,769) — —
National Financial Services LLC ...................................... 937,626 (937,626) — —
SG Americas Securities LLC ........................................ 35,370 (35,370) — —
Toronto-Dominion Bank ............................................ 27,084 (27,084) — —
Wells Fargo Bank NA ............................................. 2,230,731 (2,230,731) — —
Wells Fargo Securities LLC ......................................... 5,928,307 (5,928,307) — —
$ 35,095,532 $ (35,003,879)
$ —
$ 91,653
a
U.S. Real Estate
Barclays Bank PLC ............................................... 431,752 (431,752) — —
National Financial Services LLC ...................................... 2,804,568 (2,804,568) — —
Toronto-Dominion Bank ............................................ 2,161,065 (2,161,065) — —
$ 5,397,385 $ (5,397,385)
$ —
$ —
a
U.S. Regional Banks
Wells Fargo Securities LLC ......................................... 9,887 (9,887) — —
$ 9,887 $ (9,887)
$ —
$ —
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Telecommunications
Barclays Bank PLC ............................................... $ 1,074,852 $ (1,074,852) $ — $ —
Barclays Capital, Inc. ............................................. 3,150,691 (3,150,691) — —
BNP Paribas SA ................................................. 18,419,098 (18,419,098) — —
BofA Securities, Inc. .............................................. 1,414,123 (1,414,123) — —
Citigroup Global Markets, Inc. ........................................ 3,874,822 (3,874,822) — —
J.P. Morgan Securities LLC ......................................... 2,997,905 (2,997,905) — —
Morgan Stanley ................................................. 12,270,049 (12,270,049) — —
Pershing LLC ................................................... 1,089 (1,080) — 9
State Street Bank & Trust Co. ........................................ 876,471 (876,471) — —
Virtu Americas LLC ............................................... 27,510 (27,510) — —
Wells Fargo Bank NA ............................................. 8,913,402 (8,913,402) — —
$ 53,020,012 $ (53,020,003)
$ —
$ 9
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each Fund, except for iShares U.S. Infrastructure ETF and iShares U.S. Manufacturing ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for
iShares ETF Investment Advisory Fees
U.S. Infrastructure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
U.S. Manufacturing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF Amounts
U.S. Aerospace & Defense ............................................................................................. $ 129,908
U.S. Broker-Dealers & Securities Exchanges ................................................................................. 3,514
U.S. Healthcare Providers .............................................................................................. 10,299
U.S. Home Construction ............................................................................................... 30,325
U.S. Infrastructure ................................................................................................... 71,000
U.S. Insurance ..................................................................................................... 3,974
U.S. Manufacturing .................................................................................................. 573
U.S. Medical Devices ................................................................................................. 48,924
U.S. Oil & Gas Exploration & Production .................................................................................... 4,277
U.S. Oil Equipment & Services ........................................................................................... 1,597
U.S. Pharmaceuticals ................................................................................................. 10,382
U.S. Real Estate .................................................................................................... 4,461
U.S. Regional Banks ................................................................................................. 939
U.S. Telecommunications .............................................................................................. 15,164
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Aerospace & Defense ............................................................
$ 130,049,743 $ 194,402,048 $ (220,332)
U.S. Broker-Dealers & Securities Exchanges ................................................
43,369,712 51,689,047 13,093,535
U.S. Healthcare Providers .............................................................
52,370,365 33,410,259 (13,703,973)
U.S. Home Construction ..............................................................
83,057,578 8,067,052 (1,510,269)
U.S. Infrastructure ..................................................................
32,353,260 28,048,395 (1,606,537)
U.S. Insurance ....................................................................
6,222,091 1,361,829 (41,291)
U.S. Medical Devices ................................................................
31,759,386 52,540,986 (1,354,477)
U.S. Oil & Gas Exploration & Production ...................................................
14,599,770 23,514,641 32,530
U.S. Oil Equipment & Services ..........................................................
5,735,608 6,418,934 (942,716)
U.S. Pharmaceuticals ................................................................
17,952,456 24,273,849 (2,964,641)
U.S. Real Estate ...................................................................
17,880,240 21,553,535 (5,801,018)
U.S. Regional Banks ................................................................
3,792,628 2,459,696 (109,313)
U.S. Telecommunications .............................................................
36,082,872 31,300,054 154,049

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Purchases Sales
U.S. Aerospace & Defense ........................................................................... $ 926,372,971  $ 918,966,689
U.S. Broker-Dealers & Securities Exchanges ............................................................... 108,446,180  109,596,576
U.S. Healthcare Providers ............................................................................ 164,479,355  158,685,714
U.S. Home Construction ............................................................................. 229,366,136  233,062,029
U.S. Infrastructure ................................................................................. 316,994,533  296,771,898
U.S. Insurance ................................................................................... 13,567,482  15,722,458
U.S. Manufacturing ................................................................................ 1,658,144  1,620,322
U.S. Medical Devices ............................................................................... 193,018,034  192,268,676
U.S. Oil & Gas Exploration & Production .................................................................. 61,770,539  58,525,427
U.S. Oil Equipment & Services ......................................................................... 13,595,904  13,535,430
U.S. Pharmaceuticals ............................................................................... 95,246,444  95,242,516
U.S. Real Estate .................................................................................. 132,423,569  115,655,336
U.S. Regional Banks ............................................................................... 18,531,513  19,213,959
U.S. Telecommunications ............................................................................ 137,241,403  137,970,147
iShares ETF In-kind Purchases In-kind Sales
U.S. Aerospace & Defense ........................................................................... $ 3,698,415,737  $ 673,123,971
U.S. Broker-Dealers & Securities Exchanges ............................................................... 423,552,321  456,890,121
U.S. Healthcare Providers ............................................................................ 267,548,781  125,108,810
U.S. Home Construction ............................................................................. 3,227,157,488  2,640,047,366
U.S. Infrastructure ................................................................................. 620,505,829  200,351,083
U.S. Insurance ................................................................................... 151,408,787  204,780,375
U.S. Manufacturing ................................................................................ 8,842,939  1,658,288
U.S. Medical Devices ............................................................................... 452,140,848  910,783,516
U.S. Oil & Gas Exploration & Production .................................................................. 17,520,420  93,684,302
U.S. Oil Equipment & Services ......................................................................... 11,862,507  43,946,611
U.S. Pharmaceuticals ............................................................................... 85,498,856  129,833,194
U.S. Real Estate .................................................................................. 5,341,862,576  5,218,952,152
U.S. Regional Banks ............................................................................... 181,421,936  293,890,187
U.S. Telecommunications ............................................................................ 674,991,768  444,302,391

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
U.S. Aerospace & Defense ............................................................................................
$ (898,805,668)
U.S. Broker-Dealers & Securities Exchanges ................................................................................
(152,533,090)
U.S. Healthcare Providers .............................................................................................
(256,899,925)
U.S. Home Construction ..............................................................................................
(251,151,168)
U.S. Infrastructure ..................................................................................................
(129,548,231)
U.S. Insurance ....................................................................................................
(9,284,312)
U.S. Manufacturing .................................................................................................
(131,669)
U.S. Medical Devices ................................................................................................
(484,043,899)
U.S. Oil & Gas Exploration & Production ...................................................................................
(244,788,386)
U.S. Oil Equipment & Services ..........................................................................................
(324,186,394)
U.S. Pharmaceuticals ................................................................................................
(219,398,946)
U.S. Real Estate ...................................................................................................
(587,722,037)
U.S. Regional Banks ................................................................................................
(201,184,404)
U.S. Telecommunications .............................................................................................
(378,457,494)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Aerospace & Defense ....................................... $ 8,729,449,572  $ 3,508,833,296  $ (9,564,364) $ 3,499,268,932
U.S. Broker-Dealers & Securities Exchanges ........................... 1,411,340,873  274,404,107  (32,632,606) 241,771,501
U.S. Healthcare Providers ........................................ 907,606,367  84,511,959  (141,705,338) (57,193,379)
U.S. Home Construction ......................................... 3,765,422,017  10,106,497  (405,355,189) (395,248,692)
U.S. Infrastructure ............................................. 2,806,678,252  479,409,294  (147,606,740) 331,802,554
U.S. Insurance ............................................... 656,731,392  70,012,186  (11,909,440) 58,102,746
U.S. Manufacturing ............................................ 21,971,063  3,873,436  (296,054) 3,577,382
U.S. Medical Devices ........................................... 4,546,405,549  353,545,687  (636,140,790) (282,595,103)
U.S. Oil & Gas Exploration & Production .............................. 545,901,910  28,292,001  (99,191,429) (70,899,428)
U.S. Oil Equipment & Services ..................................... 150,145,158  11,147,340  (44,175,730) (33,028,390)
U.S. Pharmaceuticals ........................................... 581,894,067  76,812,209  (42,832,670) 33,979,539
U.S. Real Estate .............................................. 4,555,918,840  38,666,658  (898,507,473) (859,840,815)
U.S. Regional Banks ........................................... 709,969,149  16,334,835  (57,660,855) (41,326,020)
U.S. Telecommunications ........................................ 730,852,961  38,596,062  (29,672,638) 8,923,424

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
U.S. Aerospace & Defense
Shares sold .............................................................. 19,100,000 $ 3,703,139,196 8,850,000 $ 1,251,926,582
Shares redeemed .......................................................... (3,700,000) (674,226,759) (13,850,000) (1,971,839,986)
15,400,000 $ 3,028,912,437 (5,000,000) $ (719,913,404)
U.S. Broker-Dealers & Securities Exchanges
Shares sold .............................................................. 2,600,000 $ 427,422,579 12,700,000 $ 1,624,189,170
Shares redeemed .......................................................... (3,100,000) (461,046,131) (7,450,000) (1,073,038,130)
(500,000) $ (33,623,552) 5,250,000 $ 551,151,040
U.S. Healthcare Providers
Shares sold .............................................................. 6,100,000 $ 274,357,567 1,250,000 $ 64,125,604
Shares redeemed .......................................................... (2,650,000) (127,437,321) (4,200,000) (221,726,975)
3,450,000 $ 146,920,246 (2,950,000) $ (157,601,371)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
U.S. Home Construction
Shares sold .............................................................. 32,350,000 $ 3,241,081,207 64,550,000 $ 7,040,655,299
Shares redeemed .......................................................... (27,250,000) (2,647,049,058) (67,900,000) (7,323,284,286)
5,100,000 $ 594,032,149 (3,350,000) $ (282,628,987)
U.S. Infrastructure
Shares sold .............................................................. 12,650,000 $ 622,707,247 26,750,000 $ 1,228,913,242
Shares redeemed .......................................................... (4,350,000) (203,504,303) (30,850,000) (1,413,543,354)
8,300,000 $ 419,202,944 (4,100,000) $ (184,630,112)
U.S. Insurance
Shares sold .............................................................. 1,150,000 $ 154,010,125 2,800,000 $ 348,536,414
Shares redeemed .......................................................... (1,600,000) (208,822,907) (2,600,000) (311,485,271)
(450,000) $ (54,812,782) 200,000 $ 37,051,143
U.S. Manufacturing
(a)
Shares sold .............................................................. 360,000 $ 8,854,821 540,000 $ 13,586,685
Shares redeemed .......................................................... (60,000) (1,641,866) — —
300,000 $ 7,212,955 540,000 $ 13,586,685
U.S. Medical Devices
Shares sold .............................................................. 7,500,000 $ 452,839,837 16,600,000 $ 978,659,099
Shares redeemed .......................................................... (15,100,000) (912,252,939) (37,850,000) (2,212,060,248)
(7,600,000) $ (459,413,102) (21,250,000) $ (1,233,401,149)
U.S. Oil & Gas Exploration & Production
Shares sold .............................................................. 200,000 $ 17,557,863 1,800,000 $ 187,400,316
Shares redeemed .......................................................... (1,100,000) (94,167,760) (3,150,000) (304,491,541)
(900,000) $ (76,609,897) (1,350,000) $ (117,091,225)
U.S. Oil Equipment & Services
Shares sold .............................................................. 700,000 $ 11,883,234 2,200,000 $ 46,019,123
Shares redeemed .......................................................... (2,600,000) (44,087,605) (6,650,000) (140,610,443)
(1,900,000) $ (32,204,371) (4,450,000) $ (94,591,320)
U.S. Pharmaceuticals
Shares sold .............................................................. 1,300,000 $ 87,053,720 2,500,000 $ 166,976,024
Shares redeemed .......................................................... (2,000,000) (130,199,810) (3,500,000) (237,008,810)
(700,000) $ (43,146,090) (1,000,000) $ (70,032,786)
U.S. Real Estate
Shares sold .............................................................. 56,500,000 $ 5,358,593,381 131,200,000 $ 12,330,745,870
Shares redeemed .......................................................... (55,500,000) (5,236,815,295) (141,100,000) (13,080,113,536)
1,000,000 $ 121,778,086 (9,900,000) $ (749,367,666)
U.S. Regional Banks
Shares sold .............................................................. 3,650,000 $ 181,993,664 9,150,000 $ 464,951,723
Shares redeemed .......................................................... (6,250,000) (295,373,943) (8,800,000) (412,978,030)
(2,600,000) $ (113,380,279) 350,000 $ 51,973,693
U.S. Telecommunications
Shares sold .............................................................. 22,850,000 $ 677,463,562 73,850,000 $ 1,963,510,598
Shares redeemed .......................................................... (15,200,000) (445,764,531) (70,750,000) (1,890,353,818)
7,650,000 $ 231,699,031 3,100,000 $ 73,156,780
(a)
The Fund commenced operations on July 17, 2024.

Notes to Financial Statements
(unaudited) (continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2025
iShares Semi-Annual Financial Statements and Additional Information
iShares U.S. Infrastructure ETF, iShares U.S. Manufacturing ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Aerospace & Defense ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Medical Devices ETF, iShares U.S. Pharmaceuticals ETF (each the
“Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Insurance ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil
Equipment & Services ETF, iShares U.S. Regional Banks ETF, iShares U.S. Telecommunications ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Home Construction ETF, iShares U.S. Real Estate ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
The Board also
considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer
Group that do not have similar attributes.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted
that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Semi-Annual Financial Statements and Additional Information
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P
Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the
iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Russell 1000 ETF | IWB | NYSE Arca
iShares Russell 1000 Growth ETF | IWF | NYSE Arca
iShares Russell 1000 Value ETF | IWD | NYSE Arca

Page
2

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .3%
ATI, Inc.
(a)
.............................. 98,680 $ 8,026,631
Axon Enterprise, Inc.
(a)
..................... 52,624 37,765,087
Boeing Co. (The)
(a)
........................ 512,269 110,563,018
BWX Technologies, Inc. .................... 63,884 11,778,293
Carpenter Technology Corp. ................. 33,957 8,337,802
Curtiss-Wright Corp. ....................... 26,845 14,575,224
General Dynamics Corp. .................... 178,272 60,790,752
General Electric Co. ....................... 743,072 223,530,920
HEICO Corp. ........................... 29,911 9,655,869
HEICO Corp. , Class A ...................... 52,908 13,443,394
Hexcel Corp. ............................ 59,224 3,713,345
Howmet Aerospace, Inc. .................... 282,834 55,500,516
Huntington Ingalls Industries, Inc. .............. 27,537 7,928,178
Karman Holdings, Inc.
(a) (b)
................... 18,671 1,348,046
L3Harris Technologies, Inc. .................. 131,753 40,238,684
Leonardo DRS, Inc. ....................... 53,364 2,422,725
Loar Holdings, Inc.
(a) (b)
...................... 30,059 2,404,720
Lockheed Martin Corp. ..................... 147,331 73,549,108
Northrop Grumman Corp. ................... 96,090 58,549,559
Rocket Lab Corp.
(a) (b)
...................... 292,347 14,006,345
RTX Corp. ............................. 945,448 158,201,814
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 82,922 3,200,789
StandardAero, Inc.
(a)
....................... 95,985 2,619,431
Textron, Inc. ............................ 126,949 10,725,921
TransDigm Group, Inc. ..................... 39,015 51,422,550
Woodward, Inc. .......................... 41,410 10,464,721
994,763,442
a
Air Freight & Logistics  —  0 .2%
CH Robinson Worldwide, Inc. ................ 81,808 10,831,379
Expeditors International of Washington, Inc. ....... 96,667 11,850,408
FedEx Corp. ............................ 151,414 35,704,935
GXO Logistics, Inc.
(a) (b)
..................... 82,281 4,351,842
United Parcel Service, Inc. , Class B ............ 518,974 43,349,898
106,088,462
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 153,499 13,234,684
BorgWarner, Inc. ......................... 154,422 6,788,391
Gentex Corp. ........................... 164,687 4,660,642
Lear Corp. ............................. 37,042 3,726,795
QuantumScape Corp. , Class A
(a) (b)
............. 290,915 3,584,073
31,994,585
a
Automobiles  —  2 .2%
Ford Motor Co. .......................... 2,754,242 32,940,734
General Motors Co. ....................... 672,790 41,020,006
Harley-Davidson, Inc. ...................... 79,462 2,216,990
Lucid Group, Inc.
(a) (b)
....................... 87,662 2,085,479
Rivian Automotive, Inc. , Class A
(a) (b)
............. 546,659 8,024,954
Tesla, Inc.
(a)
............................. 1,987,672 883,957,492
Thor Industries, Inc. ....................... 36,742 3,809,778
974,055,433
a
Banks  —  3 .7%
Bank of America Corp. ..................... 4,765,890 245,872,265
Bank OZK ............................. 74,672 3,806,779
BOK Financial Corp. ....................... 15,998 1,782,817
Citigroup, Inc. ........................... 1,290,169 130,952,154
Citizens Financial Group, Inc. ................ 306,224 16,278,868
Columbia Banking System, Inc. ............... 209,188 5,384,499
Comerica, Inc. ........................... 92,605 6,345,295
Commerce Bancshares, Inc. ................. 88,758 5,304,178
Security Shares Value
a
Banks (continued)
Cullen/Frost Bankers, Inc. ................... 41,461 $ 5,256,011
East West Bancorp, Inc. .................... 96,439 10,265,932
Fifth Third Bancorp ....................... 469,713 20,925,714
First Citizens BancShares, Inc. , Class A .......... 6,699 11,985,583
First Hawaiian, Inc. ....................... 89,869 2,231,447
First Horizon Corp. ........................ 354,602 8,017,551
FNB Corp. ............................. 257,110 4,142,042
Huntington Bancshares, Inc. ................. 1,027,708 17,748,517
JPMorgan Chase & Co. .................... 1,962,492 619,028,852
KeyCorp ............................... 668,297 12,490,471
M&T Bank Corp. ......................... 110,650 21,866,653
NU Holdings Ltd. , Class A
(a) (b)
................. 2,363,847 37,845,190
Pinnacle Financial Partners, Inc. ............... 52,683 4,941,139
PNC Financial Services Group, Inc. (The) ........ 278,694 55,997,985
Popular, Inc. ............................ 49,319 6,264,006
Prosperity Bancshares, Inc. .................. 64,515 4,280,570
Regions Financial Corp. .................... 633,689 16,710,379
SOUTHSTATE BANK CORP. ................. 70,721 6,992,185
Synovus Financial Corp. .................... 96,432 4,732,883
TFS Financial Corp. ....................... 41,938 552,533
Truist Financial Corp. ...................... 911,508 41,674,146
U.S. Bancorp ........................... 1,102,837 53,300,112
Webster Financial Corp. .................... 117,093 6,960,008
Wells Fargo & Co. ........................ 2,278,790 191,008,178
Western Alliance Bancorp ................... 75,570 6,553,430
Wintrust Financial Corp. .................... 46,748 6,191,305
Zions Bancorp NA ........................ 104,168 5,893,825
1,599,583,502
a
Beverages  —  0 .9%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 5,496 1,161,964
Brown-Forman Corp. , Class A ................ 34,841 937,571
Brown-Forman Corp. , Class B , NVS ............ 104,157 2,820,572
Celsius Holdings, Inc.
(a)
..................... 115,939 6,665,333
Coca-Cola Co. (The) ...................... 2,747,980 182,246,033
Coca-Cola Consolidated, Inc. ................. 36,537 4,280,675
Constellation Brands, Inc. , Class A ............. 102,112 13,751,423
Keurig Dr Pepper, Inc. ..................... 913,486 23,303,028
Molson Coors Beverage Co. , Class B ........... 120,553 5,455,023
Monster Beverage Corp.
(a)
................... 492,035 33,118,876
PepsiCo, Inc. ........................... 968,397 136,001,675
Primo Brands Corp. , Class A ................. 181,098 4,002,266
413,744,439
a
Biotechnology  —  1 .8%
AbbVie, Inc. ............................ 1,251,817 289,845,708
Alnylam Pharmaceuticals, Inc.
(a)
............... 88,039 40,145,784
Amgen, Inc. ............................ 380,343 107,332,795
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 73,239 1,657,399
Biogen, Inc.
(a)
........................... 103,774 14,536,662
BioMarin Pharmaceutical, Inc.
(a)
............... 132,699 7,186,978
Caris Life Sciences, Inc.
(a)
................... 15,827 478,767
Exact Sciences Corp.
(a)
..................... 129,574 7,088,994
Exelixis, Inc.
(a)
........................... 190,270 7,858,151
Gilead Sciences, Inc. ...................... 880,706 97,758,366
Halozyme Therapeutics, Inc.
(a)
................ 86,450 6,340,243
Incyte Corp.
(a)
........................... 112,924 9,577,084
Insmed, Inc.
(a)
........................... 131,644 18,958,052
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 109,306 7,150,798
Moderna, Inc.
(a)
.......................... 250,197 6,462,588
Natera, Inc.
(a)
........................... 91,613 14,746,945
Neurocrine Biosciences, Inc.
(a) (b)
............... 68,286 9,585,989
Regeneron Pharmaceuticals, Inc. .............. 73,896 41,549,504
Revolution Medicines, Inc.
(a) (b)
................ 122,267 5,709,869

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Biotechnology (continued)
Roivant Sciences Ltd.
(a)
..................... 267,239 $ 4,043,326
Sarepta Therapeutics, Inc.
(a) (b)
................ 64,465 1,242,241
Summit Therapeutics, Inc.
(a) (b)
................. 82,365 1,701,661
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 61,423 1,847,604
United Therapeutics Corp.
(a)
.................. 30,868 12,940,174
Vertex Pharmaceuticals, Inc.
(a)
................ 181,449 71,062,686
Viking Therapeutics, Inc.
(a) (b)
.................. 74,376 1,954,601
788,762,969
a
Broadline Retail  —  3 .6%
Amazon.com, Inc.
(a)
....................... 6,778,465 1,488,347,560
Coupang, Inc.
(a)
.......................... 875,762 28,199,536
Dillard's, Inc. , Class A
(b)
..................... 2,160 1,327,277
eBay, Inc. .............................. 324,912 29,550,746
Etsy, Inc.
(a)
............................. 72,779 4,831,798
Macy's, Inc. ............................ 190,994 3,424,523
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 42,375 5,440,950
1,561,122,390
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 81,546 5,986,292
AAON, Inc. ............................. 48,314 4,514,460
Advanced Drainage Systems, Inc. ............. 49,777 6,904,070
Allegion PLC ............................ 60,134 10,664,765
Armstrong World Industries, Inc. ............... 30,325 5,944,003
Builders FirstSource, Inc.
(a)
.................. 78,743 9,547,589
Carlisle Companies, Inc. .................... 30,224 9,942,487
Carrier Global Corp. ....................... 560,599 33,467,760
Fortune Brands Innovations, Inc. .............. 87,128 4,651,764
Hayward Holdings, Inc.
(a) (b)
................... 139,955 2,116,120
Johnson Controls International PLC ............ 466,909 51,336,645
Lennox International, Inc. ................... 22,894 12,119,168
Masco Corp. ............................ 148,260 10,436,021
Owens Corning .......................... 59,368 8,398,197
Simpson Manufacturing Co., Inc. .............. 29,899 5,006,886
Trane Technologies PLC .................... 157,218 66,339,707
Trex Co., Inc.
(a)
.......................... 77,395 3,999,000
251,374,934
a
Capital Markets  —  3 .6%
Affiliated Managers Group, Inc. ............... 19,734 4,705,178
Ameriprise Financial, Inc. ................... 68,253 33,529,286
Ares Management Corp. , Class A .............. 132,822 21,236,910
Bank of New York Mellon Corp. (The) ........... 498,624 54,330,071
BlackRock, Inc.
(c)
......................... 107,650 125,505,906
Blackstone, Inc. .......................... 517,737 88,455,365
Blue Owl Capital, Inc. , Class A ................ 430,270 7,284,471
Brookfield Asset Management Ltd. , Class A ....... 269,732 15,358,540
Carlyle Group, Inc. (The) .................... 184,499 11,568,087
Cboe Global Markets, Inc. ................... 73,833 18,107,543
Charles Schwab Corp. (The) ................. 1,206,573 115,191,524
CME Group, Inc. , Class A ................... 254,369 68,727,960
Coinbase Global, Inc. , Class A
(a)
............... 148,519 50,123,677
Evercore, Inc. , Class A ..................... 25,553 8,619,538
FactSet Research Systems, Inc. ............... 26,924 7,713,457
Franklin Resources, Inc. .................... 219,289 5,072,154
Freedom Holding Corp.
(a) (b)
.................. 12,459 2,144,568
Goldman Sachs Group, Inc. (The) ............. 212,431 169,169,427
Hamilton Lane, Inc. , Class A ................. 28,496 3,840,976
Houlihan Lokey, Inc. , Class A ................. 38,347 7,873,406
Interactive Brokers Group, Inc. , Class A .......... 303,039 20,852,114
Intercontinental Exchange, Inc. ............... 402,948 67,888,679
Invesco Ltd. ............................ 260,635 5,978,967
Janus Henderson Group PLC ................ 90,839 4,043,244
Jefferies Financial Group, Inc. ................ 108,020 7,066,668
Security Shares Value
a
Capital Markets (continued)
KKR & Co., Inc. .......................... 478,741 $ 62,212,393
Lazard, Inc. ............................ 65,003 3,430,858
LPL Financial Holdings, Inc. .................. 56,656 18,848,885
MarketAxess Holdings, Inc. .................. 27,151 4,731,062
Moody's Corp. ........................... 109,657 52,249,367
Morgan Stanley .......................... 813,874 129,373,411
Morningstar, Inc. ......................... 16,580 3,846,726
MSCI, Inc. ............................. 53,064 30,109,044
Nasdaq, Inc. ............................ 291,437 25,777,603
Northern Trust Corp. ....................... 137,100 18,453,660
Raymond James Financial, Inc. ............... 128,971 22,260,395
Robinhood Markets, Inc. , Class A
(a) (b)
............ 522,157 74,762,439
S&P Global, Inc. ......................... 217,064 105,647,219
SEI Investments Co. ....................... 72,089 6,116,752
State Street Corp. ........................ 203,178 23,570,680
Stifel Financial Corp. ...................... 70,241 7,970,246
T Rowe Price Group, Inc. ................... 155,686 15,979,611
TPG, Inc. , Class A ........................ 91,348 5,247,943
Tradeweb Markets, Inc. , Class A ............... 82,760 9,184,705
Virtu Financial, Inc. , Class A .................. 59,662 2,118,001
XP, Inc. , Class A ......................... 288,439 5,419,769
1,551,698,485
a
Chemicals  —  1 .1%
Air Products and Chemicals, Inc. .............. 157,009 42,819,494
Albemarle Corp. ......................... 82,850 6,717,478
Ashland, Inc. ............................ 35,549 1,703,153
Axalta Coating Systems Ltd.
(a)
................ 153,764 4,400,726
Celanese Corp. .......................... 76,820 3,232,586
CF Industries Holdings, Inc. .................. 116,840 10,480,548
Corteva, Inc. ............................ 482,534 32,633,774
Dow, Inc. .............................. 497,641 11,410,908
DuPont de Nemours, Inc. ................... 295,721 23,036,666
Eastman Chemical Co. ..................... 81,004 5,107,302
Ecolab, Inc. ............................ 176,765 48,408,863
Element Solutions, Inc. ..................... 160,153 4,031,051
FMC Corp. ............................. 87,649 2,947,636
Huntsman Corp. ......................... 119,118 1,069,680
International Flavors & Fragrances, Inc. .......... 180,991 11,138,186
Linde PLC ............................. 331,319 157,376,525
LyondellBasell Industries N.V. , Class A .......... 179,843 8,819,501
Mosaic Co. (The) ......................... 226,159 7,843,194
NewMarket Corp. ......................... 4,158 3,443,697
Olin Corp. .............................. 81,224 2,029,788
PPG Industries, Inc. ....................... 160,329 16,852,181
RPM International, Inc. ..................... 89,370 10,534,936
Scotts Miracle-Gro Co. (The) , Class A ........... 31,120 1,772,284
Sherwin-Williams Co. (The) .................. 164,556 56,979,160
Westlake Corp. .......................... 23,039 1,775,385
476,564,702
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 242,505 49,776,576
Clean Harbors, Inc.
(a)
...................... 36,527 8,482,300
Copart, Inc.
(a)
........................... 624,250 28,072,523
MSA Safety, Inc. ......................... 26,836 4,617,671
RB Global, Inc. .......................... 130,365 14,126,352
Republic Services, Inc. ..................... 142,890 32,790,397
Rollins, Inc. ............................. 197,545 11,603,793
Tetra Tech, Inc. .......................... 186,407 6,222,266
Veralto Corp. ............................ 168,148 17,926,258
Waste Management, Inc. .................... 262,033 57,864,747
231,482,883
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 729,144 $ 106,243,572
Ciena Corp.
(a)
........................... 99,501 14,494,311
Cisco Systems, Inc. ....................... 2,812,526 192,433,029
F5, Inc.
(a)
.............................. 40,731 13,163,852
Lumentum Holdings, Inc.
(a) (b)
................. 48,135 7,832,046
Motorola Solutions, Inc. .................... 117,679 53,813,430
Ubiquiti, Inc. ............................ 2,976 1,965,886
389,946,126
a
Construction & Engineering  —  0 .3%
AECOM ............................... 93,664 12,220,342
API Group Corp.
(a)
........................ 260,077 8,938,846
Comfort Systems USA, Inc. .................. 24,564 20,269,722
EMCOR Group, Inc. ....................... 31,205 20,268,896
Everus Construction Group, Inc.
(a)
.............. 36,614 3,139,651
MasTec, Inc.
(a)
........................... 43,750 9,310,438
Quanta Services, Inc. ...................... 103,984 43,093,049
Valmont Industries, Inc. ..................... 13,850 5,370,060
WillScot Holdings Corp. , Class A .............. 123,711 2,611,539
125,222,543
a
Construction Materials  —  0 .3%
CRH PLC .............................. 478,389 57,358,841
Eagle Materials, Inc. ....................... 23,284 5,426,103
James Hardie Industries PLC
(a) (b)
.............. 106,818 2,051,974
Martin Marietta Materials, Inc. ................ 42,284 26,650,760
Vulcan Materials Co. ...................... 93,587 28,789,233
120,276,911
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 197,428 7,739,178
American Express Co. ..................... 388,175 128,936,208
Capital One Financial Corp. .................. 443,481 94,275,191
Credit Acceptance Corp.
(a) (b)
.................. 3,176 1,482,970
OneMain Holdings, Inc. ..................... 82,151 4,638,245
SLM Corp. ............................. 149,264 4,131,627
SoFi Technologies, Inc.
(a) (b)
.................. 799,376 21,119,514
Synchrony Financial ....................... 268,319 19,064,065
281,386,998
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 293,173 5,133,459
BJ's Wholesale Club Holdings, Inc.
(a)
............ 93,864 8,752,818
Casey's General Stores, Inc. ................. 26,163 14,790,467
Costco Wholesale Corp. .................... 313,624 290,299,783
Dollar General Corp. ...................... 155,827 16,104,721
Dollar Tree, Inc.
(a) (b)
....................... 142,661 13,462,919
Kroger Co. (The) ......................... 427,727 28,833,077
Maplebear, Inc.
(a)
......................... 121,765 4,476,082
Performance Food Group Co.
(a)
............... 109,206 11,361,792
Sprouts Farmers Market, Inc.
(a)
................ 69,045 7,512,096
Sysco Corp. ............................ 342,223 28,178,642
Target Corp. ............................ 320,589 28,756,833
U.S. Foods Holding Corp.
(a)
.................. 161,968 12,409,988
Walmart, Inc. ............................ 3,074,321 316,839,522
786,912,199
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 1,619,035 13,243,706
AptarGroup, Inc. ......................... 46,969 6,277,877
Avery Dennison Corp. ...................... 54,870 8,898,268
Ball Corp. .............................. 199,181 10,042,706
Crown Holdings, Inc. ...................... 82,612 7,979,493
Graphic Packaging Holding Co. ............... 210,171 4,113,047
International Paper Co. ..................... 371,562 17,240,477
Packaging Corp. of America ................. 62,294 13,575,731
Security Shares Value
a
Containers & Packaging (continued)
Sealed Air Corp. ......................... 104,029 $ 3,677,425
Silgan Holdings, Inc. ....................... 60,788 2,614,492
Smurfit WestRock PLC ..................... 367,092 15,627,106
Sonoco Products Co. ...................... 71,036 3,060,941
106,351,269
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 97,600 13,527,360
LKQ Corp. ............................. 185,098 5,652,893
Pool Corp. ............................. 25,317 7,850,042
27,030,295
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 360,837 3,142,890
Bright Horizons Family Solutions, Inc.
(a)
.......... 40,261 4,371,137
Duolingo, Inc. , Class A
(a)
.................... 26,680 8,586,691
Grand Canyon Education, Inc.
(a)
............... 19,608 4,304,348
H&R Block, Inc. .......................... 93,547 4,730,672
Service Corp. International .................. 98,906 8,230,958
33,366,696
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 154,419 10,434,092
a
Diversified Telecommunication Services  —  0 .7%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 136,015 6,675,616
AT&T, Inc. .............................. 4,957,096 139,988,391
Frontier Communications Parent, Inc.
(a)
.......... 164,770 6,154,160
GCI Liberty, Inc. , Series A
(a) (b)
................. 2,358 88,555
GCI Liberty, Inc. , Series C , NVS
(a)
.............. 15,624 582,306
Iridium Communications, Inc. ................. 66,923 1,168,476
Liberty Global Ltd. , Class A
(a) (b)
................ 116,795 1,338,470
Liberty Global Ltd. , Class C , NVS
(a) (b)
............ 98,837 1,161,335
Verizon Communications, Inc. ................ 2,984,969 131,189,388
288,346,697
a
Electric Utilities  —  1 .4%
Alliant Energy Corp. ....................... 181,771 12,253,183
American Electric Power Co., Inc. .............. 377,123 42,426,338
Constellation Energy Corp. .................. 220,932 72,702,093
Duke Energy Corp. ....................... 549,185 67,961,644
Edison International ....................... 269,408 14,892,874
Entergy Corp. ........................... 315,566 29,407,596
Evergy, Inc. ............................. 162,652 12,364,805
Eversource Energy ....................... 259,967 18,494,052
Exelon Corp. ............................ 713,541 32,116,480
FirstEnergy Corp. ........................ 387,084 17,736,189
IDACORP, Inc. .......................... 37,700 4,982,055
NextEra Energy, Inc. ...................... 1,458,395 110,094,239
NRG Energy, Inc. ......................... 134,449 21,774,016
OGE Energy Corp. ........................ 144,420 6,682,313
PG&E Corp. ............................ 1,545,465 23,305,612
Pinnacle West Capital Corp. ................. 84,101 7,540,496
PPL Corp. ............................. 522,440 19,413,870
Southern Co. (The) ....................... 778,294 73,758,922
Xcel Energy, Inc. ......................... 418,187 33,726,782
621,633,559
a
Electrical Equipment  —  1 .0%
Acuity, Inc. ............................. 21,828 7,517,345
AMETEK, Inc. ........................... 162,513 30,552,444
Eaton Corp. PLC ......................... 277,149 103,723,013
Emerson Electric Co. ...................... 397,562 52,152,183
GE Vernova, Inc. ......................... 193,245 118,826,350
Generac Holdings, Inc.
(a)
.................... 41,908 7,015,399
Hubbell, Inc. ............................ 37,638 16,196,008

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Electrical Equipment (continued)
nVent Electric PLC ........................ 116,184 $ 11,460,390
Regal Rexnord Corp. ...................... 46,863 6,722,029
Rockwell Automation, Inc. ................... 80,007 27,964,847
Sensata Technologies Holding PLC ............ 99,955 3,053,625
Vertiv Holdings Co. , Class A ................. 268,335 40,481,018
425,664,651
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 850,669 105,270,289
Arrow Electronics, Inc.
(a)
.................... 37,786 4,572,106
Avnet, Inc. ............................. 61,492 3,214,802
CDW Corp. ............................. 92,794 14,780,228
Cognex Corp. ........................... 121,806 5,517,812
Coherent Corp.
(a) (b)
........................ 108,234 11,658,967
Corning, Inc. ............................ 550,740 45,177,202
Crane NXT Co. .......................... 34,239 2,296,410
Flex Ltd.
(a)
.............................. 268,858 15,585,698
Ingram Micro Holding Corp.
(b)
................. 12,592 270,602
IPG Photonics Corp.
(a)
..................... 17,522 1,387,567
Jabil, Inc. .............................. 74,399 16,157,231
Keysight Technologies, Inc.
(a)
................. 121,365 21,229,166
Littelfuse, Inc. ........................... 16,988 4,400,062
Ralliant Corp. ........................... 80,583 3,523,895
TD SYNNEX Corp. ........................ 55,547 9,095,821
Teledyne Technologies, Inc.
(a)
................. 32,758 19,197,498
Trimble, Inc.
(a) (b)
.......................... 168,016 13,718,506
Vontier Corp. ............................ 104,039 4,366,517
Zebra Technologies Corp. , Class A
(a)
............ 36,058 10,714,995
312,135,374
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 699,527 34,080,955
Halliburton Co. .......................... 604,703 14,875,694
NOV, Inc. .............................. 263,509 3,491,494
Schlumberger N.V. ........................ 1,058,862 36,393,087
TechnipFMC PLC ........................ 292,984 11,558,219
Weatherford International PLC ................ 51,069 3,494,652
103,894,101
a
Entertainment  —  1 .8%
Electronic Arts, Inc. ....................... 177,651 35,832,207
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 14,966 1,425,063
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 148,720 15,533,804
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 13,651 1,287,289
Liberty Media Corp.-Liberty Live , Series C , NVS
(a)
... 32,618 3,162,968
Live Nation Entertainment, Inc.
(a)
.............. 112,427 18,370,572
Madison Square Garden Sports Corp. , Class A
(a)
.... 11,343 2,574,861
Netflix, Inc.
(a)
............................ 299,455 359,022,589
ROBLOX Corp. , Class A
(a)
................... 431,768 59,808,503
Roku, Inc. , Class A
(a)
...................... 90,172 9,028,922
Spotify Technology SA
(a) (b)
................... 108,475 75,715,550
Take-Two Interactive Software, Inc.
(a)
............ 128,731 33,258,941
TKO Group Holdings, Inc. , Class A ............. 48,509 9,796,878
Walt Disney Co. (The) ..................... 1,279,783 146,535,153
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,645,880 32,144,036
803,497,336
a
Financial Services  —  3 .9%
Affirm Holdings, Inc. , Class A
(a)
................ 189,391 13,840,694
Apollo Global Management, Inc. ............... 292,498 38,981,208
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,303,330 655,236,124
Block, Inc. , Class A
(a)
...................... 387,282 27,988,870
Corpay, Inc.
(a)
........................... 48,319 13,918,771
Equitable Holdings, Inc. .................... 222,802 11,313,886
Security Shares Value
a
Financial Services (continued)
Euronet Worldwide, Inc.
(a)
................... 28,986 $ 2,545,261
Fidelity National Information Services, Inc. ........ 374,856 24,718,005
Fiserv, Inc.
(a)
............................ 382,263 49,285,169
Global Payments, Inc. ..................... 174,988 14,538,003
Jack Henry & Associates, Inc. ................ 52,102 7,759,551
Mastercard, Inc. , Class A .................... 574,916 327,017,970
MGIC Investment Corp. .................... 164,556 4,668,454
Mr Cooper Group, Inc. ..................... 44,237 9,324,717
PayPal Holdings, Inc.
(a)
..................... 675,925 45,327,530
Rocket Companies, Inc. , Class A
(b)
............. 177,489 3,439,737
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 46,838 3,625,261
Toast, Inc. , Class A
(a)
...................... 324,016 11,829,824
UWM Holdings Corp. , Class A ................ 123,929 754,728
Visa, Inc. , Class A ........................ 1,203,583 410,879,164
Voya Financial, Inc. ....................... 68,074 5,091,935
Western Union Co. (The) ................... 198,433 1,585,480
WEX, Inc.
(a) (b)
............................ 23,942 3,771,583
1,687,441,925
a
Food Products  —  0 .5%
Archer-Daniels-Midland Co. .................. 338,647 20,230,772
Bunge Global SA ......................... 93,968 7,634,900
Conagra Brands, Inc. ...................... 338,254 6,193,431
Darling Ingredients, Inc.
(a)
................... 111,731 3,449,136
Flowers Foods, Inc. ....................... 130,595 1,704,265
Freshpet, Inc.
(a)
.......................... 32,934 1,814,993
General Mills, Inc. ........................ 385,520 19,437,918
Hershey Co. (The) ........................ 103,032 19,272,136
Hormel Foods Corp. ....................... 206,456 5,107,721
Ingredion, Inc. ........................... 45,039 5,499,712
J M Smucker Co. (The) ..................... 72,557 7,879,690
Kellanova .............................. 195,989 16,075,018
Kraft Heinz Co. (The) ...................... 602,238 15,682,277
Lamb Weston Holdings, Inc. ................. 96,117 5,582,475
McCormick & Co., Inc. , NVS ................. 179,489 12,009,609
Mondelez International, Inc. , Class A ............ 917,825 57,336,528
Pilgrim's Pride Corp. ....................... 27,841 1,133,686
Post Holdings, Inc.
(a)
....................... 36,930 3,969,236
Seaboard Corp. .......................... 145 528,815
Smithfield Foods, Inc. ...................... 18,104 425,082
The Campbell's Company ................... 137,854 4,353,429
Tyson Foods, Inc. , Class A .................. 196,686 10,680,050
226,000,879
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 111,708 19,074,141
MDU Resources Group, Inc. ................. 146,444 2,608,168
National Fuel Gas Co. ..................... 63,101 5,828,639
UGI Corp. .............................. 155,406 5,168,804
32,679,752
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a)
................... 12,603 2,023,727
CSX Corp. ............................. 1,324,111 47,019,182
JB Hunt Transport Services, Inc. .............. 56,269 7,549,612
Knight-Swift Transportation Holdings, Inc. , Class A .. 109,460 4,324,765
Landstar System, Inc. ...................... 25,209 3,089,615
Lyft, Inc. , Class A
(a)
........................ 270,049 5,943,778
Norfolk Southern Corp. ..................... 159,807 48,007,621
Old Dominion Freight Line, Inc. ............... 131,461 18,507,079
Ryder System, Inc. ........................ 28,363 5,350,396
Saia, Inc.
(a)
............................. 18,550 5,553,128
Schneider National, Inc. , Class B .............. 33,173 701,941
Uber Technologies, Inc.
(a)
................... 1,423,036 139,414,837
U-Haul Holding Co.
(a) (b)
..................... 6,272 357,943

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Ground Transportation (continued)
U-Haul Holding Co. , Series N , NVS ............. 70,901 $ 3,608,861
Union Pacific Corp. ....................... 422,950 99,972,691
XPO, Inc.
(a) (b)
............................ 80,209 10,368,617
401,793,793
a
Health Care Equipment & Supplies  —  1 .9%
Abbott Laboratories ....................... 1,223,560 163,883,626
Align Technology, Inc.
(a)
..................... 48,367 6,056,516
Baxter International, Inc. .................... 360,740 8,214,050
Becton Dickinson & Co. .................... 201,750 37,761,548
Boston Scientific Corp.
(a)
.................... 1,043,891 101,915,078
Cooper Companies, Inc. (The)
(a)
............... 140,127 9,607,107
DENTSPLY SIRONA, Inc. ................... 140,654 1,784,899
Dexcom, Inc.
(a)
.......................... 276,674 18,617,393
Edwards Lifesciences Corp.
(a)
................ 406,009 31,575,320
Envista Holdings Corp.
(a) (b)
................... 117,189 2,387,140
GE HealthCare Technologies, Inc.
(b)
............ 322,504 24,220,050
Globus Medical, Inc. , Class A
(a)
............... 79,178 4,534,524
Hologic, Inc.
(a)
........................... 157,273 10,614,355
IDEXX Laboratories, Inc.
(a)
................... 56,916 36,363,063
Inspire Medical Systems, Inc.
(a)
............... 21,082 1,564,284
Insulet Corp.
(a)
........................... 49,608 15,315,478
Intuitive Surgical, Inc.
(a)
..................... 252,270 112,822,712
Masimo Corp.
(a)
.......................... 30,495 4,499,537
Medtronic PLC .......................... 907,208 86,402,490
Penumbra, Inc.
(a)
......................... 26,568 6,730,206
ResMed, Inc. ........................... 103,490 28,328,318
Solventum Corp.
(a)
........................ 104,247 7,610,031
STERIS PLC ............................ 69,143 17,108,744
Stryker Corp. ........................... 243,459 89,999,489
Teleflex, Inc. ............................ 31,508 3,855,319
Zimmer Biomet Holdings, Inc. ................ 140,463 13,835,606
845,606,883
a
Health Care Providers & Services  —  1 .6%
Acadia Healthcare Co., Inc.
(a)
................. 64,130 1,587,859
Cardinal Health, Inc. ....................... 170,330 26,734,997
Cencora, Inc. ........................... 129,171 40,369,813
Centene Corp.
(a)
......................... 350,238 12,496,492
Chemed Corp. ........................... 10,052 4,500,682
Cigna Group (The) ........................ 186,169 53,663,214
CVS Health Corp. ........................ 883,635 66,617,243
DaVita, Inc.
(a)
............................ 26,995 3,586,826
Elevance Health, Inc. ...................... 159,514 51,542,164
Encompass Health Corp. ................... 69,352 8,809,091
HCA Healthcare, Inc. ...................... 120,712 51,447,454
Henry Schein, Inc.
(a) (b)
...................... 77,298 5,130,268
Humana, Inc. ........................... 85,190 22,163,882
Labcorp Holdings, Inc. ..................... 59,203 16,994,813
McKesson Corp. ......................... 88,540 68,400,692
Molina Healthcare, Inc.
(a)
.................... 37,817 7,236,661
Quest Diagnostics, Inc. ..................... 78,143 14,892,493
Tenet Healthcare Corp.
(a)
.................... 61,532 12,493,457
UnitedHealth Group, Inc. .................... 643,015 222,033,079
Universal Health Services, Inc. , Class B ......... 38,856 7,943,721
698,644,901
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 121,065 10,089,557
Healthcare Realty Trust, Inc. , Class A ........... 231,462 4,173,260
Healthpeak Properties, Inc. .................. 489,485 9,373,638
Medical Properties Trust, Inc. ................. 351,852 1,783,890
Omega Healthcare Investors, Inc. .............. 202,555 8,551,872
Ventas, Inc. ............................ 320,151 22,407,368
Security Shares Value
a
Health Care REITs (continued)
Welltower, Inc. ........................... 472,857 $ 84,234,746
140,614,331
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 81,437 995,160
Doximity, Inc. , Class A
(a)
.................... 92,162 6,741,651
Veeva Systems, Inc. , Class A
(a)
............... 104,399 31,101,506
38,838,317
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 483,204 8,224,132
Park Hotels & Resorts, Inc. .................. 146,439 1,622,544
9,846,676
a
Hotels, Restaurants & Leisure  —  2 .1%
Airbnb, Inc. , Class A
(a)
...................... 299,970 36,422,357
Aramark ............................... 185,311 7,115,942
Booking Holdings, Inc. ..................... 22,922 123,762,067
Boyd Gaming Corp. ....................... 40,990 3,543,586
Caesars Entertainment, Inc.
(a) (b)
............... 157,160 4,247,249
Carnival Corp.
(a)
.......................... 762,409 22,041,244
Cava Group, Inc.
(a) (b)
....................... 70,354 4,250,085
Chipotle Mexican Grill, Inc.
(a)
................. 946,202 37,081,656
Choice Hotels International, Inc.
(b)
.............. 18,384 1,965,433
Churchill Downs, Inc. ...................... 45,880 4,450,819
Darden Restaurants, Inc. ................... 82,000 15,609,520
Domino's Pizza, Inc. ....................... 22,449 9,691,458
DoorDash, Inc. , Class A
(a)
................... 253,156 68,855,900
DraftKings, Inc. , Class A
(a) (b)
.................. 339,014 12,679,124
Dutch Bros, Inc. , Class A
(a) (b)
................. 81,735 4,278,010
Expedia Group, Inc. ....................... 85,208 18,213,210
Flutter Entertainment PLC , Class DI
(a)
........... 123,577 31,388,558
Hilton Worldwide Holdings, Inc. ............... 164,530 42,685,663
Hyatt Hotels Corp. , Class A .................. 29,076 4,126,757
Las Vegas Sands Corp. .................... 225,916 12,152,022
Light & Wonder, Inc.
(a) (b)
..................... 58,368 4,899,410
Marriott International, Inc. , Class A ............. 161,253 41,996,731
McDonald's Corp. ........................ 505,140 153,506,995
MGM Resorts International
(a) (b)
................ 144,492 5,008,093
Norwegian Cruise Line Holdings Ltd.
(a)
........... 314,163 7,737,835
Penn Entertainment, Inc.
(a)
................... 110,789 2,133,796
Planet Fitness, Inc. , Class A
(a)
................ 59,025 6,126,795
Restaurant Brands International, Inc. ............ 228,207 14,637,197
Royal Caribbean Cruises Ltd. ................ 178,659 57,810,479
Starbucks Corp. .......................... 804,039 68,021,699
Texas Roadhouse, Inc. ..................... 47,006 7,810,047
Travel + Leisure Co. ....................... 44,073 2,621,903
Vail Resorts, Inc. ......................... 25,267 3,779,185
Viking Holdings Ltd.
(a)
...................... 123,099 7,651,834
Wendy's Co. (The) ........................ 124,353 1,139,073
Wingstop, Inc. ........................... 19,606 4,934,438
Wyndham Hotels & Resorts, Inc. .............. 53,614 4,283,759
Wynn Resorts Ltd. ........................ 58,892 7,554,077
Yum! Brands, Inc. ........................ 196,587 29,881,224
896,095,230
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 188,147 31,885,272
Garmin Ltd. ............................. 114,978 28,309,883
Lennar Corp. , Class A ...................... 160,960 20,287,399
Lennar Corp. , Class B ..................... 6,198 743,698
Mohawk Industries, Inc.
(a)
................... 36,966 4,765,657
Newell Brands, Inc. ....................... 295,705 1,549,494
NVR, Inc.
(a)
............................. 1,979 15,900,592
PulteGroup, Inc. ......................... 140,887 18,615,399

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Household Durables (continued)
SharkNinja, Inc.
(a)
......................... 58,493 $ 6,033,553
Somnigroup International, Inc. ................ 142,588 12,024,446
Toll Brothers, Inc. ......................... 69,892 9,654,881
TopBuild Corp.
(a)
......................... 20,541 8,028,655
Whirlpool Corp.
(b)
......................... 37,719 2,964,714
160,763,643
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 173,131 15,171,469
Clorox Co. (The) ......................... 87,572 10,797,628
Colgate-Palmolive Co. ..................... 567,087 45,332,935
Kimberly-Clark Corp. ...................... 234,594 29,169,418
Procter & Gamble Co. (The) ................. 1,659,765 255,022,892
Reynolds Consumer Products, Inc. ............. 38,005 929,982
356,424,324
a
Independent Power and Renewable Electricity Producers  —  0 .2%
AES Corp. (The) ......................... 501,428 6,598,793
Brookfield Renewable Corp. , Class A
(b)
.......... 94,100 3,238,922
Clearway Energy, Inc. , Class A ................ 24,426 657,792
Clearway Energy, Inc. , Class C ............... 58,600 1,655,450
Talen Energy Corp.
(a)
...................... 32,024 13,622,369
Vistra Corp. ............................ 238,650 46,756,308
72,529,634
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 376,830 58,476,479
Honeywell International, Inc. ................. 449,337 94,585,439
153,061,918
a
Industrial REITs  —  0 .2%
Americold Realty Trust, Inc. .................. 201,921 2,471,513
EastGroup Properties, Inc. .................. 36,849 6,237,062
First Industrial Realty Trust, Inc. ............... 93,442 4,809,460
Lineage, Inc. ............................ 49,944 1,929,836
Prologis, Inc. ............................ 654,376 74,939,140
Rexford Industrial Realty, Inc. ................ 167,173 6,872,482
STAG Industrial, Inc. ...................... 131,370 4,636,047
101,895,540
a
Insurance  —  2 .0%
Aflac, Inc. .............................. 343,621 38,382,466
Allstate Corp. (The) ....................... 185,889 39,901,074
American Financial Group, Inc. ............... 46,610 6,792,009
American International Group, Inc. ............. 411,657 32,331,541
Aon PLC , Class A ........................ 148,121 52,816,986
Arch Capital Group Ltd. .................... 257,567 23,369,054
Arthur J Gallagher & Co. .................... 178,886 55,408,150
Assurant, Inc. ........................... 35,300 7,645,980
Assured Guaranty Ltd. ..................... 32,831 2,779,144
Axis Capital Holdings Ltd. ................... 55,669 5,333,090
Brighthouse Financial, Inc.
(a)
................. 41,499 2,202,767
Brown & Brown, Inc. ....................... 197,465 18,520,242
Chubb Ltd. ............................. 262,532 74,099,657
Cincinnati Financial Corp. ................... 107,843 17,049,978
CNA Financial Corp. ....................... 17,487 812,446
Everest Group Ltd. ........................ 29,811 10,440,706
Fidelity National Financial, Inc. ................ 183,656 11,109,351
First American Financial Corp. ................ 68,495 4,400,119
Globe Life, Inc. .......................... 58,575 8,374,468
Hanover Insurance Group, Inc. (The) ........... 25,402 4,613,765
Hartford Insurance Group, Inc. (The) ............ 200,213 26,706,412
Kemper Corp. ........................... 44,281 2,282,686
Kinsale Capital Group, Inc. .................. 15,439 6,565,589
Lincoln National Corp. ..................... 124,762 5,031,651
Loews Corp. ............................ 120,493 12,096,292
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(a)
....................... 8,767 $ 16,756,893
Marsh & McLennan Companies, Inc. ............ 348,122 70,157,027
MetLife, Inc. ............................ 396,820 32,686,063
Old Republic International Corp. ............... 161,203 6,846,291
Primerica, Inc. ........................... 23,351 6,482,004
Principal Financial Group, Inc. ................ 156,631 12,986,276
Progressive Corp. (The) .................... 413,906 102,214,087
Prudential Financial, Inc. .................... 250,152 25,950,768
Reinsurance Group of America, Inc. ............ 46,428 8,920,212
RenaissanceRe Holdings Ltd. ................ 33,706 8,558,965
RLI Corp. .............................. 59,676 3,892,069
Ryan Specialty Holdings, Inc. , Class A ........... 72,738 4,099,514
Travelers Companies, Inc. (The) ............... 160,062 44,692,512
Unum Group ............................ 122,083 9,495,616
W R Berkley Corp. ........................ 205,027 15,709,169
White Mountains Insurance Group Ltd.
(b)
......... 1,805 3,017,094
Willis Towers Watson PLC ................... 69,932 24,158,009
865,688,192
a
Interactive Media & Services  —  6 .9%
Alphabet, Inc. , Class A ..................... 4,107,555 998,546,621
Alphabet, Inc. , Class C , NVS ................. 3,344,530 814,560,281
IAC, Inc.
(a) (b)
............................ 51,554 1,756,445
Match Group, Inc. ........................ 174,640 6,168,285
Meta Platforms, Inc. , Class A ................. 1,542,830 1,133,023,495
Pinterest, Inc. , Class A
(a)
.................... 418,309 13,457,001
Reddit, Inc. , Class A
(a)
...................... 82,202 18,905,638
Trump Media & Technology Group Corp.
(a) (b)
....... 113,366 1,861,470
ZoomInfo Technologies, Inc.
(a)
................ 196,639 2,145,331
2,990,424,567
a
IT Services  —  1 .2%
Accenture PLC , Class A .................... 442,568 109,137,269
Akamai Technologies, Inc.
(a)
.................. 101,246 7,670,397
Amdocs Ltd. ............................ 79,040 6,485,232
Cloudflare, Inc. , Class A
(a)
................... 217,698 46,715,814
Cognizant Technology Solutions Corp. , Class A ..... 348,268 23,358,335
DXC Technology Co.
(a)
..................... 125,580 1,711,655
EPAM Systems, Inc.
(a)
...................... 39,275 5,922,277
Gartner, Inc.
(a)
........................... 53,344 14,022,537
Globant SA
(a) (b)
.......................... 29,523 1,694,030
GoDaddy, Inc. , Class A
(a)
.................... 96,936 13,263,753
International Business Machines Corp. .......... 657,457 185,508,067
Kyndryl Holdings, Inc.
(a) (b)
................... 161,710 4,856,151
MongoDB, Inc. , Class A
(a)
................... 55,651 17,272,957
Okta, Inc. , Class A
(a)
....................... 115,546 10,595,568
Snowflake, Inc.
(a)
......................... 221,036 49,854,670
Twilio, Inc. , Class A
(a)
...................... 99,727 9,981,676
VeriSign, Inc. ........................... 59,514 16,638,329
524,688,717
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 45,226 2,860,092
Hasbro, Inc. ............................ 93,242 7,072,406
Mattel, Inc.
(a)
............................ 226,487 3,811,776
YETI Holdings, Inc.
(a)
...................... 60,599 2,010,675
15,754,949
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 201,018 25,800,660
Avantor, Inc.
(a)
........................... 465,608 5,810,788
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 13,609 3,815,828
Bio-Techne Corp. ......................... 112,192 6,241,241
Bruker Corp. ............................ 77,517 2,518,527
Charles River Laboratories International, Inc.
(a)
..... 34,437 5,388,013

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Danaher Corp. .......................... 451,224 $ 89,459,670
Illumina, Inc.
(a)
........................... 113,117 10,742,721
IQVIA Holdings, Inc.
(a)
...................... 119,362 22,671,618
Medpace Holdings, Inc.
(a)
................... 16,093 8,274,377
Mettler-Toledo International, Inc.
(a)
............. 14,739 18,093,744
QIAGEN N.V.
(b)
.......................... 152,017 6,792,120
Repligen Corp.
(a)
......................... 37,130 4,963,167
Revvity, Inc. ............................ 85,280 7,474,792
Sotera Health Co.
(a)
....................... 106,373 1,673,247
Tempus AI, Inc. , Class A
(a) (b)
.................. 58,080 4,687,637
Thermo Fisher Scientific, Inc. ................. 266,387 129,203,023
Waters Corp.
(a)
.......................... 41,798 12,531,458
West Pharmaceutical Services, Inc.
(b)
........... 50,350 13,208,316
379,350,947
a
Machinery  —  1 .6%
AGCO Corp. ............................ 45,109 4,829,821
Allison Transmission Holdings, Inc. ............. 59,024 5,009,957
Caterpillar, Inc. .......................... 327,219 156,132,546
CNH Industrial N.V. ....................... 617,159 6,696,175
Crane Co. .............................. 34,239 6,304,769
Cummins, Inc. ........................... 97,235 41,069,147
Deere & Co. ............................ 172,341 78,804,646
Donaldson Co., Inc. ....................... 85,528 7,000,467
Dover Corp. ............................ 95,587 15,946,779
Esab Corp. ............................. 40,125 4,483,568
Flowserve Corp. ......................... 94,007 4,995,532
Fortive Corp. ............................ 241,478 11,830,007
Gates Industrial Corp. PLC
(a) (b)
................ 179,223 4,448,315
Graco, Inc. ............................. 116,976 9,938,281
IDEX Corp. ............................. 54,075 8,801,247
Illinois Tool Works, Inc. ..................... 206,680 53,893,877
Ingersoll Rand, Inc.
(b)
...................... 285,449 23,583,796
ITT, Inc. ............................... 56,823 10,157,680
Lincoln Electric Holdings, Inc. ................ 38,250 9,020,498
Middleby Corp. (The)
(a)
..................... 35,556 4,726,459
Mueller Industries, Inc. ..................... 76,493 7,734,207
Nordson Corp. ........................... 38,013 8,627,050
Oshkosh Corp. .......................... 45,818 5,942,595
Otis Worldwide Corp. ...................... 278,750 25,486,113
PACCAR, Inc. ........................... 364,313 35,819,254
Parker-Hannifin Corp. ...................... 90,876 68,897,639
Pentair PLC ............................ 115,300 12,770,628
RBC Bearings, Inc.
(a)
...................... 21,872 8,536,423
Snap-on, Inc. ........................... 36,627 12,692,354
Stanley Black & Decker, Inc. ................. 109,786 8,160,393
Timken Co. (The) ......................... 43,766 3,290,328
Toro Co. (The) ........................... 69,817 5,320,055
Westinghouse Air Brake Technologies Corp. ....... 119,617 23,979,620
Xylem, Inc. ............................. 171,006 25,223,385
720,153,611
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 41,434 3,457,667
a
Media  —  0 .4%
Charter Communications, Inc. , Class A
(a) (b)
........ 62,364 17,156,648
Comcast Corp. , Class A .................... 2,587,963 81,313,798
DoubleVerify Holdings, Inc.
(a)
................. 97,274 1,165,343
Fox Corp. , Class A , NVS .................... 152,198 9,597,606
Fox Corp. , Class B ........................ 105,429 6,040,027
Interpublic Group of Companies, Inc. (The) ....... 266,309 7,432,684
Liberty Broadband Corp. , Series A
(a)
............ 11,791 746,724
Liberty Broadband Corp. , Series C , NVS
(a)
........ 78,172 4,967,049
New York Times Co. (The) , Class A ............. 113,876 6,536,482
Security Shares Value
a
Media (continued)
News Corp. , Class A , NVS .................. 270,465 $ 8,305,980
News Corp. , Class B
(b)
..................... 81,941 2,831,062
Nexstar Media Group, Inc. ................... 19,906 3,936,212
NIQ Global Intelligence PLC
(a)
................ 33,697 529,043
Omnicom Group, Inc. ...................... 136,928 11,163,740
Sirius XM Holdings, Inc. .................... 133,898 3,116,476
Trade Desk, Inc. (The) , Class A
(a)
.............. 316,629 15,517,987
180,356,861
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 183,766 6,044,064
Anglogold Ashanti PLC ..................... 355,297 24,988,038
Cleveland-Cliffs, Inc.
(a)
..................... 351,959 4,293,900
Freeport-McMoRan, Inc. .................... 1,009,069 39,575,686
MP Materials Corp. , Class A
(a) (b)
............... 91,393 6,129,729
Newmont Corp. .......................... 776,307 65,450,443
Nucor Corp. ............................ 162,015 21,941,691
Reliance, Inc. ........................... 37,208 10,449,123
Royal Gold, Inc. .......................... 46,211 9,269,002
Southern Copper Corp. ..................... 58,243 7,068,370
Steel Dynamics, Inc. ....................... 99,056 13,811,378
209,021,424
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 734,959 7,195,249
Annaly Capital Management, Inc. .............. 453,998 9,175,300
Rithm Capital Corp. ....................... 363,156 4,136,347
Starwood Property Trust, Inc. ................. 241,777 4,683,220
25,190,116
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 190,496 19,883,972
CenterPoint Energy, Inc. .................... 457,776 17,761,709
CMS Energy Corp. ........................ 211,833 15,518,886
Consolidated Edison, Inc. ................... 254,238 25,556,004
Dominion Energy, Inc. ...................... 601,990 36,823,728
DTE Energy Co. ......................... 146,753 20,755,277
NiSource, Inc. ........................... 331,233 14,342,389
Public Service Enterprise Group, Inc. ........... 353,712 29,520,803
Sempra ............................... 460,474 41,433,451
WEC Energy Group, Inc. .................... 226,224 25,923,008
247,519,227
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 110,519 8,215,982
Cousins Properties, Inc. .................... 117,221 3,392,376
Highwoods Properties, Inc. .................. 76,710 2,440,912
Kilroy Realty Corp. ........................ 81,246 3,432,644
Vornado Realty Trust ...................... 125,861 5,101,146
22,583,060
a
Oil, Gas & Consumable Fuels  —  2 .7%
Antero Midstream Corp. .................... 239,262 4,651,253
Antero Resources Corp.
(a)
................... 203,879 6,842,179
APA Corp. ............................. 248,223 6,026,854
Cheniere Energy, Inc. ...................... 155,612 36,565,708
Chevron Corp. ........................... 1,357,232 210,764,557
Chord Energy Corp. ....................... 41,404 4,114,315
Civitas Resources, Inc. ..................... 63,159 2,052,668
ConocoPhillips .......................... 895,549 84,709,980
Coterra Energy, Inc. ....................... 532,136 12,585,016
Devon Energy Corp. ....................... 438,638 15,378,648
Diamondback Energy, Inc. ................... 135,497 19,389,621
DT Midstream, Inc. ........................ 71,386 8,070,901
EOG Resources, Inc. ...................... 389,528 43,673,879
EQT Corp. ............................. 439,208 23,906,091

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
10
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp. ...................... 155,002 $ 16,467,412
Exxon Mobil Corp. ........................ 3,062,077 345,249,182
HF Sinclair Corp. ......................... 112,864 5,907,302
Kinder Morgan, Inc. ....................... 1,371,318 38,822,013
Marathon Petroleum Corp. .................. 217,157 41,854,840
Matador Resources Co. .................... 83,075 3,732,560
Occidental Petroleum Corp. .................. 498,399 23,549,353
ONEOK, Inc. ............................ 441,945 32,248,727
Ovintiv, Inc. ............................. 183,470 7,408,519
Permian Resources Corp. , Class A ............. 446,942 5,720,858
Phillips 66 .............................. 287,532 39,110,103
Range Resources Corp. .................... 165,750 6,238,830
Targa Resources Corp. ..................... 151,460 25,375,608
Texas Pacific Land Corp.
(b)
.................. 13,583 12,681,632
Valero Energy Corp. ....................... 220,207 37,492,444
Viper Energy, Inc. , Class A .................. 119,133 4,553,263
Williams Companies, Inc. (The) ............... 860,736 54,527,626
1,179,671,942
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 45,214 4,016,812
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 85,410 4,251,710
American Airlines Group, Inc.
(a) (b)
.............. 467,394 5,253,509
Delta Air Lines, Inc. ....................... 458,550 26,022,712
Southwest Airlines Co. ..................... 332,835 10,620,765
United Airlines Holdings, Inc.
(a)
................ 229,658 22,161,997
68,310,693
a
Personal Care Products  —  0 .1%
BellRing Brands, Inc.
(a)
..................... 92,073 3,346,854
Coty, Inc. , Class A
(a)
....................... 274,425 1,108,677
elf Beauty, Inc.
(a) (b)
........................ 37,361 4,949,585
Estee Lauder Companies, Inc. (The) , Class A ...... 163,729 14,427,800
Kenvue, Inc. ............................ 1,340,384 21,754,432
45,587,348
a
Pharmaceuticals  —  2 .6%
Bristol-Myers Squibb Co. .................... 1,439,643 64,927,899
Corcept Therapeutics, Inc.
(a)
................. 66,280 5,508,531
Elanco Animal Health, Inc.
(a) (b)
................ 345,149 6,951,301
Eli Lilly & Co. ........................... 566,083 431,921,329
Jazz Pharmaceuticals PLC
(a)
................. 41,750 5,502,650
Johnson & Johnson ....................... 1,700,472 315,301,518
Merck & Co., Inc. ......................... 1,780,484 149,436,022
Organon & Co.
(b)
......................... 186,846 1,995,515
Perrigo Co. PLC ......................... 96,638 2,152,128
Pfizer, Inc. ............................. 4,013,875 102,273,535
Royalty Pharma PLC , Class A ................ 276,692 9,761,694
Viatris, Inc. ............................. 849,068 8,405,773
Zoetis, Inc. , Class A ....................... 314,789 46,059,927
1,150,197,822
a
Professional Services  —  0 .7%
Amentum Holdings, Inc.
(a)
................... 109,270 2,617,017
Automatic Data Processing, Inc. ............... 287,387 84,348,085
Booz Allen Hamilton Holding Corp. , Class C ....... 88,100 8,805,595
Broadridge Financial Solutions, Inc. ............ 82,519 19,653,550
CACI International, Inc. , Class A
(a) (b)
............ 15,513 7,737,574
Clarivate PLC
(a) (b)
......................... 288,572 1,105,231
Concentrix Corp. ......................... 32,129 1,482,753
Dayforce, Inc.
(a)
.......................... 106,633 7,345,947
Equifax, Inc. ............................ 86,964 22,308,875
ExlService Holdings, Inc.
(a)
.................. 111,602 4,913,836
FTI Consulting, Inc.
(a)
...................... 23,396 3,781,963
Security Shares Value
a
Professional Services (continued)
Genpact Ltd. ............................ 113,501 $ 4,754,557
Jacobs Solutions, Inc. ...................... 85,623 12,831,463
KBR, Inc. .............................. 92,325 4,366,049
Leidos Holdings, Inc. ...................... 89,930 16,993,173
ManpowerGroup, Inc. ...................... 33,387 1,265,367
Parsons Corp.
(a) (b)
......................... 37,230 3,087,112
Paychex, Inc. ........................... 227,418 28,827,506
Paycom Software, Inc. ..................... 36,546 7,606,684
Paylocity Holding Corp.
(a)
................... 31,053 4,945,811
Robert Half, Inc. ......................... 72,976 2,479,724
Science Applications International Corp. ......... 34,369 3,415,248
SS&C Technologies Holdings, Inc. ............. 148,884 13,214,944
TransUnion ............................. 136,937 11,472,582
Verisk Analytics, Inc. ....................... 98,584 24,794,862
304,155,508
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a) (b)
................ 209,739 33,046,477
CoStar Group, Inc.
(a)
....................... 295,076 24,895,562
Howard Hughes Holdings, Inc.
(a) (b)
.............. 23,276 1,912,589
Jones Lang LaSalle, Inc.
(a)
................... 33,137 9,884,104
Zillow Group, Inc. , Class A
(a)
................. 33,238 2,474,237
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 114,786 8,844,261
81,057,230
a
Residential REITs  —  0 .3%
American Homes 4 Rent , Class A .............. 239,646 7,968,229
AvalonBay Communities, Inc. ................ 100,311 19,377,076
Camden Property Trust ..................... 76,142 8,130,443
Equity LifeStyle Properties, Inc. ............... 134,181 8,144,787
Equity Residential ........................ 267,870 17,339,225
Essex Property Trust, Inc. ................... 45,153 12,085,652
Invitation Homes, Inc. ...................... 429,443 12,595,563
Mid-America Apartment Communities, Inc. ........ 82,897 11,583,198
Sun Communities, Inc. ..................... 89,334 11,524,086
UDR, Inc. .............................. 233,279 8,691,975
117,440,234
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 76,413 5,428,380
Brixmor Property Group, Inc. ................. 208,880 5,781,799
Federal Realty Investment Trust ............... 60,317 6,110,715
Kimco Realty Corp. ....................... 467,145 10,207,118
NNN REIT, Inc. .......................... 131,202 5,585,269
Realty Income Corp. ....................... 639,122 38,852,226
Regency Centers Corp. .................... 127,421 9,288,991
Simon Property Group, Inc. .................. 228,696 42,919,378
124,173,876
a
Semiconductors & Semiconductor Equipment  —  12 .6%
Advanced Micro Devices, Inc.
(a)
............... 1,137,964 184,111,196
Allegro MicroSystems, Inc.
(a) (b)
................ 87,208 2,546,474
Amkor Technology, Inc. ..................... 79,760 2,265,184
Analog Devices, Inc. ....................... 350,633 86,150,528
Applied Materials, Inc. ..................... 566,755 116,037,419
Astera Labs, Inc.
(a)
........................ 89,023 17,430,703
Broadcom, Inc. .......................... 3,263,458 1,076,647,429
Cirrus Logic, Inc.
(a)
........................ 38,294 4,797,855
Enphase Energy, Inc.
(a)
..................... 93,170 3,297,286
Entegris, Inc.
(b)
.......................... 106,109 9,810,838
First Solar, Inc.
(a)
......................... 71,602 15,790,389
GLOBALFOUNDRIES, Inc.
(a) (b)
................ 71,472 2,561,556
Intel Corp.
(a)
............................ 3,085,026 103,502,622
KLA Corp. .............................. 93,922 101,304,269
Lam Research Corp. ...................... 904,080 121,056,312

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(a) (b)
............... 96,702 $ 7,090,191
MACOM Technology Solutions Holdings, Inc.
(a)
..... 44,105 5,490,631
Marvell Technology, Inc. .................... 611,734 51,428,477
Microchip Technology, Inc. ................... 371,272 23,843,088
Micron Technology, Inc. ..................... 789,789 132,147,495
MKS, Inc.
(b)
............................. 46,646 5,773,375
Monolithic Power Systems, Inc. ............... 32,629 30,039,563
NVIDIA Corp. ........................... 16,538,220 3,085,701,088
ON Semiconductor Corp.
(a)
.................. 297,357 14,662,674
Onto Innovation, Inc.
(a)
..................... 34,554 4,465,068
Qorvo, Inc.
(a)
............................ 59,938 5,459,153
QUALCOMM, Inc. ........................ 763,394 126,998,226
Skyworks Solutions, Inc. .................... 108,134 8,324,155
Teradyne, Inc. ........................... 113,612 15,637,556
Texas Instruments, Inc. ..................... 642,442 118,035,869
Universal Display Corp. .................... 30,984 4,450,232
5,486,856,901
a
Software  —  11 .1%
Adobe, Inc.
(a)
............................ 300,928 106,152,352
Appfolio, Inc. , Class A
(a)
.................... 15,469 4,264,184
AppLovin Corp. , Class A
(a) (b)
.................. 168,592 121,140,096
Atlassian Corp. , Class A
(a)
................... 114,496 18,285,011
Aurora Innovation, Inc. , Class A
(a) (b)
............. 694,782 3,744,875
Autodesk, Inc.
(a)
.......................... 150,287 47,741,671
Bentley Systems, Inc. , Class B ................ 111,003 5,714,434
BILL Holdings, Inc.
(a)
....................... 65,031 3,444,692
Cadence Design Systems, Inc.
(a)
.............. 192,810 67,726,441
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 391,136 3,563,249
Circle Internet Group, Inc.
(a) (b)
................. 33,405 4,428,835
Confluent, Inc. , Class A
(a)
................... 195,248 3,865,910
Crowdstrike Holdings, Inc. , Class A
(a)
............ 172,287 84,486,099
Datadog, Inc. , Class A
(a)
.................... 217,785 31,012,584
Docusign, Inc.
(a)
.......................... 141,856 10,226,399
Dolby Laboratories, Inc. , Class A .............. 43,826 3,171,688
Dropbox, Inc. , Class A
(a)
.................... 142,753 4,312,568
Dynatrace, Inc.
(a)
......................... 209,382 10,144,558
Elastic N.V.
(a)
............................ 61,736 5,216,075
Fair Isaac Corp.
(a)
......................... 16,792 25,129,732
Fortinet, Inc.
(a)
........................... 449,164 37,765,709
Gen Digital, Inc. .......................... 384,719 10,922,172
Gitlab, Inc. , Class A
(a) (b)
..................... 93,337 4,207,632
Guidewire Software, Inc.
(a)
................... 58,436 13,432,099
HubSpot, Inc.
(a)
.......................... 35,870 16,779,986
Informatica, Inc. , Class A
(a)
.................. 73,935 1,836,545
Intuit, Inc. .............................. 192,917 131,744,948
Manhattan Associates, Inc.
(a)
................. 42,168 8,643,597
Microsoft Corp. .......................... 5,240,727 2,714,434,550
nCino, Inc.
(a) (b)
........................... 75,170 2,037,859
Nutanix, Inc. , Class A
(a)
..................... 181,064 13,469,351
Oracle Corp. ............................ 1,170,089 329,075,830
Palantir Technologies, Inc. , Class A
(a)
........... 1,543,519 281,568,736
Palo Alto Networks, Inc.
(a)
................... 464,639 94,609,793
Pegasystems, Inc. ........................ 60,532 3,480,590
Procore Technologies, Inc.
(a) (b)
................ 80,818 5,893,249
PTC, Inc.
(a) (b)
............................ 83,745 17,001,910
RingCentral, Inc. , Class A
(a) (b)
................. 60,677 1,719,586
Roper Technologies, Inc. .................... 75,641 37,721,410
Rubrik, Inc. , Class A
(a)
...................... 82,139 6,755,933
SailPoint, Inc.
(a) (b)
......................... 42,395 936,082
Salesforce, Inc. .......................... 659,743 156,359,091
Samsara, Inc. , Class A
(a)
.................... 189,260 7,049,935
SentinelOne, Inc. , Class A
(a)
.................. 195,136 3,436,345
ServiceNow, Inc.
(a)
........................ 146,096 134,449,227
Strategy, Inc. , Class A
(a) (b)
................... 186,596 60,123,097
Security Shares Value
a
Software (continued)
Synopsys, Inc.
(a)
......................... 130,218 $ 64,248,259
Teradata Corp.
(a)
......................... 71,565 1,539,363
Tyler Technologies, Inc.
(a)
................... 30,417 15,912,958
UiPath, Inc. , Class A
(a)
..................... 296,076 3,961,497
Unity Software, Inc.
(a) (b)
..................... 224,517 8,989,661
Workday, Inc. , Class A
(a) (b)
................... 151,756 36,532,222
Zoom Communications, Inc. , Class A
(a)
.......... 187,247 15,447,877
Zscaler, Inc.
(a)
........................... 68,865 20,636,086
4,826,494,638
a
Specialized REITs  —  0 .8%
American Tower Corp. ..................... 330,408 63,544,067
Crown Castle, Inc. ........................ 306,071 29,532,791
CubeSmart ............................. 157,619 6,408,789
Digital Realty Trust, Inc. .................... 237,918 41,131,264
EPR Properties .......................... 51,805 3,005,208
Equinix, Inc. ............................ 68,932 53,990,300
Extra Space Storage, Inc. ................... 148,360 20,909,858
Gaming and Leisure Properties, Inc. ............ 191,828 8,941,103
Iron Mountain, Inc. ........................ 206,548 21,055,503
Lamar Advertising Co. , Class A ............... 62,475 7,648,189
Millrose Properties, Inc. , Class A ............... 83,954 2,821,694
National Storage Affiliates Trust ............... 48,418 1,463,192
Public Storage ........................... 111,923 32,328,959
Rayonier, Inc. ........................... 107,707 2,858,544
SBA Communications Corp. , Class A ............ 76,447 14,781,027
VICI Properties, Inc. ....................... 743,943 24,259,981
Weyerhaeuser Co. ........................ 513,599 12,732,119
347,412,588
a
Specialty Retail  —  1 .9%
AutoNation, Inc.
(a)
......................... 19,429 4,250,482
AutoZone, Inc.
(a)
......................... 11,779 50,534,737
Bath & Body Works, Inc. .................... 152,543 3,929,508
Best Buy Co., Inc. ........................ 136,347 10,310,560
Burlington Stores, Inc.
(a)
.................... 44,803 11,402,364
CarMax, Inc.
(a)
........................... 108,378 4,862,921
Carvana Co. , Class A
(a)
..................... 93,281 35,189,324
Chewy, Inc. , Class A
(a)
..................... 147,517 5,967,063
Dick's Sporting Goods, Inc. .................. 44,735 9,941,012
Five Below, Inc.
(a)
......................... 38,546 5,963,066
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 74,603 5,498,241
GameStop Corp. , Class A
(a) (b)
................. 289,537 7,898,569
Gap, Inc. (The) .......................... 162,629 3,478,634
Home Depot, Inc. (The) .................... 703,592 285,088,443
Lithia Motors, Inc. , Class A .................. 18,018 5,693,688
Lowe's Companies, Inc. .................... 396,357 99,608,478
Murphy USA, Inc. ........................ 12,721 4,939,055
O'Reilly Automotive, Inc.
(a)
................... 601,254 64,821,194
Penske Automotive Group, Inc. ............... 12,577 2,187,266
RH
(a)
................................. 10,315 2,095,595
Ross Stores, Inc. ......................... 227,274 34,634,285
TJX Companies, Inc. (The) .................. 790,885 114,314,518
Tractor Supply Co. ........................ 376,228 21,396,086
Ulta Beauty, Inc.
(a)
........................ 31,873 17,426,563
Valvoline, Inc.
(a)
.......................... 92,247 3,312,590
Wayfair, Inc. , Class A
(a) (b)
.................... 67,816 6,058,003
Williams-Sonoma, Inc. ..................... 83,540 16,327,893
837,130,138
a
Technology Hardware, Storage & Peripherals  —  6 .4%
Apple, Inc. ............................. 10,301,678 2,623,116,269
Dell Technologies, Inc. , Class C ............... 213,332 30,244,078
Hewlett Packard Enterprise Co. ............... 925,140 22,721,438
HP, Inc. ............................... 663,454 18,065,853

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ............................ 143,658 $ 17,017,727
Pure Storage, Inc. , Class A
(a)
................. 217,916 18,263,540
Sandisk Corp.
(a)
.......................... 95,122 10,672,688
Super Micro Computer, Inc.
(a) (b)
................ 362,177 17,362,765
Western Digital Corp.
(b)
..................... 245,027 29,417,942
2,786,882,300
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Amer Sports, Inc.
(a)
........................ 105,236 3,656,951
Birkenstock Holding PLC
(a) (b)
................. 37,541 1,698,730
Columbia Sportswear Co. ................... 18,328 958,554
Crocs, Inc.
(a) (b)
........................... 40,290 3,366,230
Deckers Outdoor Corp.
(a)
.................... 107,844 10,932,146
Lululemon Athletica, Inc.
(a)
................... 74,253 13,211,836
NIKE, Inc. , Class B ....................... 815,908 56,893,265
On Holding AG , Class A
(a)
................... 155,391 6,580,809
PVH Corp. ............................. 38,219 3,201,606
Ralph Lauren Corp. , Class A ................. 27,875 8,740,485
Tapestry, Inc. ............................ 145,889 16,517,553
Under Armour, Inc. , Class A
(a)
................. 138,624 691,734
Under Armour, Inc. , Class C , NVS
(a)
............ 138,690 669,872
VF Corp. .............................. 250,265 3,611,324
130,731,095
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 1,189,831 78,600,236
Philip Morris International, Inc. ................ 1,100,948 178,573,765
257,174,001
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 72,880 4,638,812
Applied Industrial Technologies, Inc. ............ 26,892 7,020,157
Core & Main, Inc. , Class A
(a)
.................. 136,229 7,333,207
Fastenal Co. ............................ 810,010 39,722,890
Ferguson Enterprises, Inc. ................... 136,637 30,685,937
FTAI Aviation Ltd. ......................... 71,859 11,990,393
MSC Industrial Direct Co., Inc. , Class A .......... 30,726 2,831,094
QXO, Inc.
(a) (b)
............................ 419,813 8,001,636
SiteOne Landscape Supply, Inc.
(a) (b)
............. 32,231 4,151,353
United Rentals, Inc. ....................... 45,748 43,673,786
Security Shares Value
a
Trading Companies & Distributors (continued)
Watsco, Inc. ............................ 24,532 $ 9,918,287
WESCO International, Inc. ................... 33,809 7,150,603
WW Grainger, Inc. ........................ 31,250 29,780,000
206,898,155
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 137,542 19,144,471
Essential Utilities, Inc. ...................... 194,390 7,756,161
26,900,632
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 70,458 —
Millicom International Cellular SA .............. 72,489 3,518,616
T-Mobile U.S., Inc. ........................ 320,332 76,681,074
80,199,690
Total Long-Term Investments — 99.8%
(Cost: $ 35,829,537,719 ) .............................. 43,485,053,760
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(c) (e) (f)
...................... 490,115,681 490,360,738
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (e)
............................ 59,285,139 59,285,139
a
Total Short-Term Securities — 1.3%
(Cost: $ 549,441,834 ) ................................ 549,645,877
Total Investments — 101.1%
(Cost: $ 36,378,979,553 ) .............................. 44,034,699,637
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (472,701,202)
Net Assets — 100.0% ................................. $ 43,561,998,435
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 337,521,570 $ 152,792,826
(a)
$ — $ 23,800 $ 22,542 $ 490,360,738 490,115,681 $ 1,254,370
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 55,868,399 3,416,740
(a)
— — — 59,285,139 59,285,139 1,149,223 —
BlackRock, Inc. ..... 100,685,596 24,485,371 (23,789,068) 8,708,165 15,415,842 125,505,906 107,650 1,141,000 —
$ 8,731,965 $ 15,438,384
$ 675,151,783
$ 3,544,593 $ —

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 194 12/19/25 $ 65,366 $ 760,809
E-Mini S&P MidCap 400 Index ............................................................ 14 12/19/25 4,601 (59,291)
$ 701,518
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 760,809 $ — $ — $ — $ 760,809
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 59,291 $ — $ — $ — $ 59,291
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 11,470,697 $ — $ — $ — $ 11,470,697
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (192,880) $ — $ — $ — $ (192,880)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 67,970,846
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 ETF
14
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 43,485,053,760  $ —  $ —  $ 43,485,053,760
Short-Term Securities
Money Market Funds ...................................... 549,645,877  —  —  549,645,877
$ 44,034,699,637  $ —  $ —  $ 44,034,699,637
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 760,809  $ —  $ —  $ 760,809
Liabilities
Equity Contracts ........................................... (59,291) —  —  (59,291)
$ 701,518  $ —  $ —  $ 701,518
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a) (b)
.................... 291,743 $ 209,366,446
Boeing Co. (The)
(a)
........................ 401,040 86,556,463
BWX Technologies, Inc. .................... 62,770 11,572,905
Carpenter Technology Corp. ................. 33,275 8,170,343
General Electric Co. ....................... 4,112,822 1,237,219,114
HEICO Corp.
(b)
.......................... 165,994 53,586,183
HEICO Corp. , Class A ...................... 293,282 74,520,023
Howmet Aerospace, Inc.
(b)
................... 1,568,286 307,744,762
Karman Holdings, Inc.
(a) (b)
................... 103,520 7,474,144
Leonardo DRS, Inc. ....................... 111,354 5,055,472
Loar Holdings, Inc.
(a) (b)
...................... 150,786 12,062,880
Lockheed Martin Corp. ..................... 227,341 113,490,901
Rocket Lab Corp.
(a) (b)
...................... 1,618,093 77,522,836
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 51,108 1,972,769
StandardAero, Inc.
(a) (b)
...................... 46,893 1,279,710
TransDigm Group, Inc. ..................... 37,791 49,809,294
2,257,404,245
a
Automobiles  —  3 .9%
Tesla, Inc.
(a)
............................. 10,794,942 4,800,726,606
a
Banks  —  0 .4%
Bank of America Corp. ..................... 2,096,264 108,146,260
Citigroup, Inc. ........................... 1,274,828 129,395,042
NU Holdings Ltd. , Class A
(a)
.................. 13,082,591 209,452,282
Pinnacle Financial Partners, Inc. ............... 19,752 1,852,540
Popular, Inc. ............................ 25,909 3,290,702
Western Alliance Bancorp ................... 88,298 7,657,202
459,794,028
a
Beverages  —  0 .7%
Celsius Holdings, Inc.
(a)
..................... 642,958 36,963,655
Coca-Cola Co. (The) ...................... 7,432,001 492,890,306
Coca-Cola Consolidated, Inc. ................. 26,541 3,109,544
Monster Beverage Corp.
(a)
................... 2,728,295 183,641,537
PepsiCo, Inc. ........................... 733,955 103,076,640
819,681,682
a
Biotechnology  —  2 .6%
AbbVie, Inc. ............................ 6,928,849 1,604,305,697
Alnylam Pharmaceuticals, Inc.
(a)
............... 488,145 222,594,120
Amgen, Inc. ............................ 1,551,743 437,901,875
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 421,618 9,541,215
Caris Life Sciences, Inc.
(a)
................... 43,545 1,317,236
Exact Sciences Corp.
(a)
..................... 38,491 2,105,843
Exelixis, Inc.
(a)
........................... 833,638 34,429,249
Gilead Sciences, Inc. ...................... 1,311,301 145,554,411
Halozyme Therapeutics, Inc.
(a)
................ 479,224 35,146,288
Incyte Corp.
(a)
........................... 160,011 13,570,533
Insmed, Inc.
(a)
........................... 682,793 98,329,020
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 564,755 36,946,272
Natera, Inc.
(a)
........................... 507,802 81,740,888
Neurocrine Biosciences, Inc.
(a) (b)
............... 324,042 45,489,016
Sarepta Therapeutics, Inc.
(a) (b)
................ 333,097 6,418,779
Summit Therapeutics, Inc.
(a) (b)
................. 456,821 9,437,922
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 351,269 10,566,172
Vertex Pharmaceuticals, Inc.
(a)
................ 1,005,822 393,920,128
Viking Therapeutics, Inc.
(a) (b)
.................. 32,213 846,558
3,190,161,222
a
Broadline Retail  —  4 .3%
Amazon.com, Inc.
(a)
....................... 23,191,135 5,092,077,512
Coupang, Inc.
(a)
.......................... 4,855,868 156,358,950
Security Shares Value
a
Broadline Retail (continued)
Etsy, Inc.
(a)
............................. 221,765 $ 14,722,978
5,263,159,440
a
Building Products  —  0 .4%
AAON, Inc.
(b)
............................ 262,804 24,556,406
Armstrong World Industries, Inc. ............... 49,379 9,678,778
Carlisle Companies, Inc. .................... 19,687 6,476,235
Lennox International, Inc. ................... 124,195 65,743,865
Simpson Manufacturing Co., Inc. .............. 14,020 2,347,789
Trane Technologies PLC .................... 871,902 367,907,768
476,710,841
a
Capital Markets  —  1 .4%
Ameriprise Financial, Inc. ................... 327,068 160,672,155
Ares Management Corp. , Class A .............. 735,907 117,664,170
Bank of New York Mellon Corp. (The) ........... 200,436 21,839,507
Blackstone, Inc. .......................... 2,862,646 489,083,069
Blue Owl Capital, Inc. , Class A ................ 2,385,795 40,391,509
Brookfield Asset Management Ltd. , Class A
(b)
...... 515,996 29,380,812
Charles Schwab Corp. (The) ................. 583,240 55,681,923
Coinbase Global, Inc. , Class A
(a) (b)
.............. 80,243 27,081,210
FactSet Research Systems, Inc. ............... 9,997 2,864,041
Freedom Holding Corp.
(a) (b)
.................. 58,711 10,105,924
Goldman Sachs Group, Inc. (The) ............. 63,251 50,369,934
Hamilton Lane, Inc. , Class A ................. 101,920 13,737,797
Houlihan Lokey, Inc. , Class A ................. 80,645 16,558,031
Interactive Brokers Group, Inc. , Class A .......... 89,586 6,164,413
Jefferies Financial Group, Inc. ................ 146,268 9,568,853
KKR & Co., Inc. .......................... 661,179 85,920,211
Lazard, Inc. ............................ 79,803 4,212,002
LPL Financial Holdings, Inc.
(b)
................ 311,636 103,678,181
Moody's Corp. ........................... 607,966 289,683,640
Morningstar, Inc. ......................... 61,546 14,279,288
MSCI, Inc. ............................. 144,705 82,107,064
Robinhood Markets, Inc. , Class A
(a) (b)
............ 387,473 55,478,384
TPG, Inc. , Class A ........................ 485,465 27,889,964
Tradeweb Markets, Inc. , Class A ............... 38,777 4,303,471
XP, Inc. , Class A ......................... 145,358 2,731,277
1,721,446,830
a
Chemicals  —  0 .3%
Ecolab, Inc. ............................ 239,152 65,494,167
Sherwin-Williams Co. (The) .................. 826,909 286,325,510
351,819,677
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 1,344,659 276,004,706
Copart, Inc.
(a)
........................... 3,221,381 144,865,504
RB Global, Inc. .......................... 44,334 4,804,032
Rollins, Inc. ............................. 1,097,661 64,476,607
Tetra Tech, Inc.
(b)
......................... 192,641 6,430,357
Veralto Corp. ............................ 370,030 39,448,898
Waste Management, Inc. .................... 1,446,904 319,519,810
855,549,914
a
Communications Equipment  —  0 .6%
Arista Networks, Inc.
(a)
..................... 4,034,729 587,900,363
Lumentum Holdings, Inc.
(a) (b)
................. 20,901 3,400,802
Motorola Solutions, Inc. .................... 274,473 125,513,758
Ubiquiti, Inc.
(b)
........................... 16,471 10,880,413
727,695,336
a
Construction & Engineering  —  0 .3%
Comfort Systems USA, Inc. .................. 136,051 112,266,564
EMCOR Group, Inc. ....................... 59,772 38,824,305
MasTec, Inc.
(a)
........................... 51,187 10,893,105

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
16
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Construction & Engineering (continued)
Quanta Services, Inc.
(b)
..................... 446,200 $ 184,914,204
WillScot Holdings Corp. , Class A .............. 191,514 4,042,861
350,941,039
a
Construction Materials  —  0 .0%
Eagle Materials, Inc. ....................... 7,548 1,758,986
James Hardie Industries PLC
(a) (b)
.............. 349,869 6,720,983
8,479,969
a
Consumer Finance  —  0 .2%
Ally Financial, Inc. ........................ 131,959 5,172,793
American Express Co. ..................... 704,373 233,964,535
Credit Acceptance Corp.
(a) (b)
.................. 2,668 1,245,769
SLM Corp. ............................. 107,938 2,987,724
SoFi Technologies, Inc.
(a)
.................... 607,207 16,042,409
259,413,230
a
Consumer Staples Distribution & Retail  —  1 .6%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 75,613 7,050,912
Casey's General Stores, Inc. ................. 21,667 12,248,789
Costco Wholesale Corp. .................... 1,735,992 1,606,886,275
Performance Food Group Co.
(a)
............... 73,797 7,677,840
Sprouts Farmers Market, Inc.
(a)
................ 382,841 41,653,101
Sysco Corp. ............................ 1,016,198 83,673,743
Walmart, Inc. ............................ 1,700,206 175,223,230
1,934,413,890
a
Distributors  —  0 .0%
Pool Corp. ............................. 26,217 8,129,105
a
Diversified Consumer Services  —  0 .1%
Bright Horizons Family Solutions, Inc.
(a)
.......... 32,567 3,535,799
Duolingo, Inc. , Class A
(a) (b)
................... 146,979 47,303,721
Grand Canyon Education, Inc.
(a)
............... 30,585 6,714,019
H&R Block, Inc. .......................... 83,796 4,237,564
61,791,103
a
Diversified Telecommunication Services  —  0 .0%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 695,460 34,133,177
GCI Liberty, Inc. , Series A
(a) (b)
................. 2,977 111,801
GCI Liberty, Inc. , Series C , NVS
(a) (b)
............. 17,744 661,319
Iridium Communications, Inc. ................. 38,505 672,297
35,578,594
a
Electric Utilities  —  0 .1%
NRG Energy, Inc. ......................... 743,790 120,456,791
a
Electrical Equipment  —  0 .7%
GE Vernova, Inc. ......................... 1,069,276 657,497,812
Rockwell Automation, Inc. ................... 35,568 12,432,083
Vertiv Holdings Co. , Class A
(b)
................ 1,487,937 224,470,176
894,400,071
a
Electronic Equipment, Instruments & Components  —  0 .5%
Amphenol Corp. , Class A ................... 4,715,902 583,592,873
CDW Corp. ............................. 37,162 5,919,163
Jabil, Inc. .............................. 269,191 58,460,209
647,972,245
a
Energy Equipment & Services  —  0 .0%
Schlumberger N.V. ........................ 463,407 15,927,299
a
Entertainment  —  2 .4%
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
29,085 2,769,474
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 254,519 26,584,509
Live Nation Entertainment, Inc.
(a) (b)
............. 618,937 101,134,306
Security Shares Value
a
Entertainment (continued)
Netflix, Inc.
(a)
............................ 1,657,566 $ 1,987,289,029
ROBLOX Corp. , Class A
(a)
................... 2,389,428 330,983,567
Roku, Inc. , Class A
(a) (b)
..................... 65,426 6,551,105
Spotify Technology SA
(a) (b)
................... 601,622 419,932,156
Take-Two Interactive Software, Inc.
(a)
............ 241,588 62,416,676
TKO Group Holdings, Inc. , Class A
(b)
............ 114,542 23,132,902
2,960,793,724
a
Financial Services  —  3 .8%
Affirm Holdings, Inc. , Class A
(a)
................ 624,057 45,606,086
Apollo Global Management, Inc. ............... 1,122,920 149,651,548
Block, Inc. , Class A
(a)
...................... 788,225 56,965,021
Corpay, Inc.
(a) (b)
.......................... 265,785 76,562,027
Equitable Holdings, Inc. .................... 1,144,487 58,117,050
Fiserv, Inc.
(a) (b)
........................... 584,436 75,351,333
Mastercard, Inc. , Class A .................... 3,181,965 1,809,933,512
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 255,352 19,764,245
Toast, Inc. , Class A
(a) (b)
..................... 1,766,675 64,501,304
UWM Holdings Corp. , Class A ................ 126,522 770,519
Visa, Inc. , Class A ........................ 6,661,570 2,274,126,767
WEX, Inc.
(a) (b)
............................ 13,901 2,189,824
4,633,539,236
a
Food Products  —  0 .0%
Darling Ingredients, Inc.
(a)
................... 65,581 2,024,485
Freshpet, Inc.
(a)
.......................... 55,208 3,042,513
Hershey Co. (The) ........................ 68,832 12,875,026
17,942,024
a
Ground Transportation  —  0 .7%
Avis Budget Group, Inc.
(a)
................... 24,919 4,001,368
Lyft, Inc. , Class A
(a)
........................ 249,753 5,497,064
Old Dominion Freight Line, Inc. ............... 41,012 5,773,669
Uber Technologies, Inc.
(a)
................... 7,874,252 771,440,469
U-Haul Holding Co.
(a) (b)
..................... 11,173 637,643
U-Haul Holding Co. , Series N , NVS
(b)
........... 150,654 7,668,289
Union Pacific Corp. ....................... 184,643 43,644,066
XPO, Inc.
(a) (b)
............................ 92,301 11,931,750
850,594,318
a
Health Care Equipment & Supplies  —  1 .1%
Boston Scientific Corp.
(a)
.................... 995,172 97,158,642
Dexcom, Inc.
(a)
.......................... 1,529,202 102,900,003
IDEXX Laboratories, Inc.
(a) (b)
................. 315,605 201,636,878
Inspire Medical Systems, Inc.
(a)
............... 111,880 8,301,496
Insulet Corp.
(a)
........................... 274,222 84,660,558
Intuitive Surgical, Inc.
(a)
..................... 1,395,813 624,249,448
Masimo Corp.
(a) (b)
......................... 176,257 26,006,720
Penumbra, Inc.
(a) (b)
........................ 146,267 37,052,356
ResMed, Inc. ........................... 134,998 36,953,003
Stryker Corp. ........................... 346,204 127,981,233
1,346,900,337
a
Health Care Providers & Services  —  0 .6%
Cardinal Health, Inc. ....................... 469,048 73,621,774
Cencora, Inc. ........................... 716,128 223,811,484
Chemed Corp. ........................... 5,341 2,391,379
Cigna Group (The) ........................ 81,888 23,604,216
DaVita, Inc.
(a)
............................ 146,909 19,519,799
HCA Healthcare, Inc.
(b)
..................... 141,375 60,254,025
McKesson Corp. ......................... 453,063 350,009,290
Molina Healthcare, Inc.
(a) (b)
................... 115,060 22,017,882
775,229,849
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Health Care Technology  —  0 .2%
Doximity, Inc. , Class A
(a)
.................... 522,127 $ 38,193,590
Veeva Systems, Inc. , Class A
(a)
............... 459,597 136,918,542
175,112,132
a
Hotels, Restaurants & Leisure  —  2 .6%
Airbnb, Inc. , Class A
(a)
...................... 1,663,235 201,949,994
Booking Holdings, Inc. ..................... 119,498 645,201,966
Carnival Corp.
(a)
.......................... 1,303,936 37,696,790
Cava Group, Inc.
(a) (b)
....................... 390,243 23,574,580
Chipotle Mexican Grill, Inc.
(a)
................. 5,246,225 205,599,558
Choice Hotels International, Inc.
(b)
.............. 30,869 3,300,205
Churchill Downs, Inc. ...................... 208,116 20,189,333
Darden Restaurants, Inc. ................... 434,009 82,617,953
Domino's Pizza, Inc. ....................... 37,743 16,294,030
DoorDash, Inc. , Class A
(a)
................... 1,403,268 381,674,863
DraftKings, Inc. , Class A
(a) (b)
.................. 1,879,568 70,295,843
Dutch Bros, Inc. , Class A
(a)
.................. 458,632 24,004,799
Expedia Group, Inc. ....................... 473,241 101,155,264
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 566,880 143,987,520
Hilton Worldwide Holdings, Inc. ............... 902,607 234,172,360
Las Vegas Sands Corp. .................... 1,216,907 65,457,428
Light & Wonder, Inc.
(a) (b)
..................... 323,678 27,169,531
Marriott International, Inc. , Class A ............. 683,119 177,911,512
McDonald's Corp. ........................ 158,097 48,044,097
Norwegian Cruise Line Holdings Ltd.
(a)
........... 1,561,260 38,453,834
Planet Fitness, Inc. , Class A
(a)
................ 328,166 34,063,631
Restaurant Brands International, Inc. ............ 806,611 51,736,030
Royal Caribbean Cruises Ltd. ................ 990,913 320,639,629
Starbucks Corp. .......................... 588,406 49,779,148
Texas Roadhouse, Inc. ..................... 258,869 43,011,084
Travel + Leisure Co. ....................... 77,175 4,591,141
Vail Resorts, Inc. ......................... 114,614 17,142,816
Viking Holdings Ltd.
(a) (b)
..................... 681,620 42,369,499
Wendy's Co. (The) ........................ 315,426 2,889,302
Wingstop, Inc.
(b)
.......................... 108,621 27,337,733
Wyndham Hotels & Resorts, Inc. .............. 262,099 20,941,710
Yum! Brands, Inc. ........................ 366,331 55,682,312
3,218,935,495
a
Household Durables  —  0 .1%
SharkNinja, Inc.
(a)
......................... 55,300 5,704,195
Somnigroup International, Inc. ................ 790,636 66,674,334
TopBuild Corp.
(a)
......................... 8,932 3,491,161
75,869,690
a
Household Products  —  0 .2%
Colgate-Palmolive Co. ..................... 1,490,175 119,124,590
Kimberly-Clark Corp. ...................... 468,059 58,198,456
177,323,046
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 1,323,145 259,230,568
a
Industrial Conglomerates  —  0 .0%
3M Co. ................................ 335,604 52,079,029
a
Insurance  —  0 .4%
Aon PLC , Class A ........................ 758,563 270,488,395
Arthur J Gallagher & Co.
(b)
................... 60,364 18,697,145
Brown & Brown, Inc. ....................... 115,488 10,831,619
Everest Group Ltd. ........................ 23,111 8,094,166
Kinsale Capital Group, Inc.
(b)
................. 86,478 36,775,634
Markel Group, Inc.
(a) (b)
...................... 9,938 18,995,096
Marsh & McLennan Companies, Inc. ............ 228,863 46,122,760
Progressive Corp. (The) .................... 114,980 28,394,311
RLI Corp. .............................. 17,780 1,159,612
Security Shares Value
a
Insurance (continued)
Ryan Specialty Holdings, Inc. , Class A ........... 410,573 $ 23,139,894
462,698,632
a
Interactive Media & Services  —  8 .9%
Alphabet, Inc. , Class A ..................... 14,017,771 3,407,720,130
Alphabet, Inc. , Class C , NVS ................. 11,413,853 2,779,843,898
Meta Platforms, Inc. , Class A ................. 6,247,289 4,587,884,096
Pinterest, Inc. , Class A
(a)
.................... 1,147,271 36,907,708
Reddit, Inc. , Class A
(a)
...................... 455,957 104,865,550
Trump Media & Technology Group Corp.
(a) (b)
....... 340,235 5,586,659
10,922,808,041
a
IT Services  —  0 .6%
Cloudflare, Inc. , Class A
(a)
................... 1,206,897 258,988,027
Gartner, Inc.
(a)
........................... 293,018 77,025,642
Globant SA
(a) (b)
.......................... 15,708 901,325
GoDaddy, Inc. , Class A
(a)
.................... 537,581 73,557,208
Kyndryl Holdings, Inc.
(a) (b)
................... 56,151 1,686,215
MongoDB, Inc. , Class A
(a)
................... 29,396 9,123,930
Okta, Inc. , Class A
(a)
....................... 253,775 23,271,167
Snowflake, Inc.
(a) (b)
........................ 1,222,438 275,720,891
Twilio, Inc. , Class A
(a) (b)
..................... 94,440 9,452,500
729,726,905
a
Life Sciences Tools & Services  —  0 .1%
Medpace Holdings, Inc.
(a) (b)
.................. 87,297 44,884,625
Repligen Corp.
(a)
......................... 29,780 3,980,693
Sotera Health Co.
(a)
....................... 58,178 915,140
Tempus AI, Inc. , Class A
(a) (b)
.................. 321,891 25,979,823
Waters Corp.
(a)
.......................... 121,803 36,517,757
112,278,038
a
Machinery  —  0 .2%
Allison Transmission Holdings, Inc. ............. 56,298 4,778,574
Caterpillar, Inc. .......................... 222,906 106,359,598
Illinois Tool Works, Inc. ..................... 375,186 97,833,501
RBC Bearings, Inc.
(a)
...................... 24,581 9,593,719
218,565,392
a
Media  —  0 .1%
DoubleVerify Holdings, Inc.
(a) (b)
................ 244,787 2,932,548
Liberty Broadband Corp. , Series A
(a) (b)
........... 14,923 945,074
Liberty Broadband Corp. , Series C , NVS
(a) (b)
....... 92,704 5,890,412
Nexstar Media Group, Inc. ................... 6,338 1,253,276
NIQ Global Intelligence PLC
(a)
................ 92,773 1,456,536
Trade Desk, Inc. (The) , Class A
(a)
.............. 1,745,249 85,534,654
98,012,500
a
Metals & Mining  —  0 .0%
Anglogold Ashanti PLC ..................... 228,714 16,085,455
Steel Dynamics, Inc. ....................... 52,709 7,349,216
23,434,671
a
Oil, Gas & Consumable Fuels  —  0 .3%
Cheniere Energy, Inc. ...................... 388,310 91,245,084
HF Sinclair Corp. ......................... 59,457 3,111,979
Phillips 66 .............................. 113,987 15,504,512
Targa Resources Corp. ..................... 839,933 140,722,375
Texas Pacific Land Corp.
(b)
.................. 75,209 70,218,131
Williams Companies, Inc. (The) ............... 252,598 16,002,083
336,804,164
a
Passenger Airlines  —  0 .0%
Alaska Air Group, Inc.
(a)
..................... 79,273 3,946,210
American Airlines Group, Inc.
(a) (b)
.............. 166,247 1,868,616

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
18
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Passenger Airlines (continued)
Southwest Airlines Co. ..................... 201,388 $ 6,426,291
12,241,117
a
Pharmaceuticals  —  2 .2%
Bristol-Myers Squibb Co. .................... 1,533,496 69,160,670
Corcept Therapeutics, Inc.
(a) (b)
................ 367,545 30,546,665
Eli Lilly & Co. ........................... 3,133,336 2,390,735,368
Zoetis, Inc. , Class A ....................... 1,392,276 203,717,824
2,694,160,527
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 1,477,593 433,673,545
Booz Allen Hamilton Holding Corp. , Class C ....... 475,382 47,514,431
Broadridge Financial Solutions, Inc. ............ 414,066 98,618,099
Dayforce, Inc.
(a)
.......................... 59,716 4,113,835
Equifax, Inc. ............................ 84,037 21,558,012
ExlService Holdings, Inc.
(a) (b)
................. 618,835 27,247,305
KBR, Inc. .............................. 40,347 1,908,010
Paychex, Inc. ........................... 394,955 50,064,496
Paycom Software, Inc.
(b)
.................... 109,678 22,828,379
Paylocity Holding Corp.
(a)
................... 159,750 25,443,382
Verisk Analytics, Inc. ....................... 328,517 82,625,311
815,594,805
a
Real Estate Management & Development  —  0 .0%
CBRE Group, Inc. , Class A
(a) (b)
................ 127,735 20,125,927
CoStar Group, Inc.
(a)
....................... 202,375 17,074,379
Jones Lang LaSalle, Inc.
(a)
................... 49,665 14,814,076
52,014,382
a
Residential REITs  —  0 .0%
Sun Communities, Inc. ..................... 94,615 12,205,335
UDR, Inc. .............................. 67,641 2,520,304
14,725,639
a
Retail REITs  —  0 .1%
Simon Property Group, Inc. .................. 281,209 52,774,493
a
Semiconductors & Semiconductor Equipment  —  20 .0%
Advanced Micro Devices, Inc.
(a)
............... 3,684,350 596,090,986
Applied Materials, Inc. ..................... 889,764 182,170,281
Astera Labs, Inc.
(a)
........................ 492,664 96,463,611
Broadcom, Inc. .......................... 17,238,751 5,687,236,342
Enphase Energy, Inc.
(a) (b)
.................... 497,784 17,616,576
Entegris, Inc.
(b)
.......................... 95,510 8,830,855
KLA Corp. .............................. 520,476 561,385,414
Lam Research Corp. ...................... 5,000,966 669,629,347
Lattice Semiconductor Corp.
(a) (b)
............... 452,365 33,167,402
MACOM Technology Solutions Holdings, Inc.
(a) (b)
.... 61,396 7,643,188
Marvell Technology, Inc. .................... 235,948 19,836,148
Monolithic Power Systems, Inc. ............... 181,017 166,651,491
NVIDIA Corp. ........................... 85,707,120 15,991,234,450
Onto Innovation, Inc.
(a)
..................... 46,166 5,965,571
QUALCOMM, Inc. ........................ 965,914 160,689,453
Texas Instruments, Inc. ..................... 1,454,303 267,199,090
24,471,810,205
a
Software  —  19 .5%
Adobe, Inc.
(a) (b)
........................... 1,664,557 587,172,482
Appfolio, Inc. , Class A
(a)
.................... 85,987 23,703,176
AppLovin Corp. , Class A
(a) (b)
.................. 932,465 670,013,401
Atlassian Corp. , Class A
(a)
................... 632,993 101,088,982
Autodesk, Inc.
(a)
.......................... 833,246 264,697,257
Bentley Systems, Inc. , Class B
(b)
............... 615,606 31,691,397
Cadence Design Systems, Inc.
(a)
.............. 1,067,152 374,847,811
Circle Internet Group, Inc.
(a) (b)
................. 28,659 3,799,610
Security Shares Value
a
Software (continued)
Confluent, Inc. , Class A
(a) (b)
.................. 1,082,576 $ 21,435,005
Crowdstrike Holdings, Inc. , Class A
(a)
............ 955,219 468,420,293
Datadog, Inc. , Class A
(a)
.................... 1,206,532 171,810,157
Docusign, Inc.
(a) (b)
......................... 593,522 42,787,001
Dropbox, Inc. , Class A
(a)
.................... 200,706 6,063,328
Dynatrace, Inc.
(a)
......................... 1,148,360 55,638,042
Elastic N.V.
(a)
............................ 354,577 29,958,211
Fair Isaac Corp.
(a)
......................... 75,557 113,073,317
Fortinet, Inc.
(a)
........................... 2,488,567 209,238,713
Gen Digital, Inc. .......................... 233,371 6,625,403
Gitlab, Inc. , Class A
(a) (b)
..................... 519,333 23,411,532
Guidewire Software, Inc.
(a)
................... 327,481 75,274,783
HubSpot, Inc.
(a) (b)
......................... 198,868 93,030,450
Intuit, Inc. .............................. 1,067,887 729,270,711
Manhattan Associates, Inc.
(a)
................. 234,441 48,055,716
Microsoft Corp. .......................... 27,202,664 14,089,619,819
nCino, Inc.
(a) (b)
........................... 56,046 1,519,407
Nutanix, Inc. , Class A
(a)
..................... 245,444 18,258,579
Oracle Corp. ............................ 6,476,218 1,821,371,550
Palantir Technologies, Inc. , Class A
(a)
........... 8,543,199 1,558,450,362
Palo Alto Networks, Inc.
(a) (b)
.................. 2,569,112 523,122,585
Pegasystems, Inc.
(b)
....................... 112,743 6,482,722
Procore Technologies, Inc.
(a) (b)
................ 448,128 32,677,494
PTC, Inc.
(a)
............................. 53,887 10,940,139
RingCentral, Inc. , Class A
(a) (b)
................. 313,115 8,873,679
Rubrik, Inc. , Class A
(a) (b)
..................... 271,485 22,329,641
Salesforce, Inc. .......................... 409,013 96,936,081
Samsara, Inc. , Class A
(a) (b)
................... 1,049,215 39,083,259
SentinelOne, Inc. , Class A
(a) (b)
................ 822,455 14,483,432
ServiceNow, Inc.
(a)
........................ 808,342 743,900,976
Strategy, Inc. , Class A
(a) (b)
................... 57,189 18,426,868
Synopsys, Inc.
(a) (b)
........................ 529,858 261,426,639
Teradata Corp.
(a)
......................... 81,128 1,745,063
Tyler Technologies, Inc.
(a)
................... 139,598 73,032,090
Unity Software, Inc.
(a) (b)
..................... 69,139 2,768,326
Workday, Inc. , Class A
(a)
.................... 841,535 202,582,721
Zscaler, Inc.
(a) (b)
.......................... 381,865 114,429,666
23,813,567,876
a
Specialized REITs  —  0 .3%
American Tower Corp. ..................... 1,829,445 351,838,862
Lamar Advertising Co. , Class A ............... 342,657 41,948,070
Public Storage ........................... 81,290 23,480,617
417,267,549
a
Specialty Retail  —  2 .0%
AutoZone, Inc.
(a)
......................... 10,236 43,914,897
Burlington Stores, Inc.
(a)
.................... 245,794 62,554,573
Carvana Co. , Class A
(a) (b)
.................... 516,220 194,738,833
Chewy, Inc. , Class A
(a)
..................... 832,958 33,693,151
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 132,435 9,760,460
Home Depot, Inc. (The) .................... 2,967,726 1,202,492,898
Lithia Motors, Inc. , Class A .................. 10,761 3,400,476
Murphy USA, Inc.
(b)
....................... 70,339 27,309,820
O'Reilly Automotive, Inc.
(a)
................... 3,063,347 330,259,440
RH
(a)
................................. 10,355 2,103,722
Ross Stores, Inc. ......................... 251,806 38,372,716
TJX Companies, Inc. (The) .................. 2,187,336 316,157,546
Tractor Supply Co. ........................ 2,079,114 118,239,213
Ulta Beauty, Inc.
(a) (b)
....................... 44,151 24,139,559
Valvoline, Inc.
(a) (b)
......................... 440,296 15,811,029
Wayfair, Inc. , Class A
(a) (b)
.................... 66,634 5,952,415
Williams-Sonoma, Inc. ..................... 69,191 13,523,381
2,442,424,129
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  11 .3%
Apple, Inc. ............................. 53,571,651 $ 13,640,949,494
Dell Technologies, Inc. , Class C ............... 163,367 23,160,540
NetApp, Inc. ............................ 308,517 36,546,924
Pure Storage, Inc. , Class A
(a)
................. 1,041,281 87,269,761
Super Micro Computer, Inc.
(a) (b)
................ 920,527 44,130,064
13,832,056,783
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Birkenstock Holding PLC
(a) (b)
................. 59,675 2,700,294
Deckers Outdoor Corp.
(a)
.................... 577,611 58,552,427
Lululemon Athletica, Inc.
(a)
................... 237,229 42,210,156
On Holding AG , Class A
(a)
................... 861,503 36,484,652
Ralph Lauren Corp. , Class A ................. 10,775 3,378,609
Tapestry, Inc. ............................ 741,844 83,991,578
227,317,716
a
Trading Companies & Distributors  —  0 .4%
Core & Main, Inc. , Class A
(a) (b)
................ 430,920 23,196,424
Fastenal Co. ............................ 3,687,323 180,826,320
Ferguson Enterprises, Inc. ................... 44,557 10,006,611
FTAI Aviation Ltd. ......................... 398,379 66,473,520
SiteOne Landscape Supply, Inc.
(a) (b)
............. 55,588 7,159,734
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 147,932 $ 140,973,279
428,635,888
Total Long-Term Investments — 99.9%
(Cost: $ 72,285,469,278 ) .............................. 121,984,122,057
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(c) (d) (e)
...................... 879,316,103 879,755,761
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................ 148,989,450 148,989,450
a
Total Short-Term Securities — 0.8%
(Cost: $ 1,028,167,675 ) ............................... 1,028,745,211
Total Investments — 100.7%
(Cost: $ 73,313,636,953 ) .............................. 123,012,867,268
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (866,393,435)
Net Assets — 100.0% ................................. $ 122,146,473,833
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 889,102,066 $ — $ (9,395,198)
(a)
$ 21,228 $ 27,665 $ 879,755,761 879,316,103 $ 1,131,509
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 135,290,105 13,699,345
(a)
— — — 148,989,450 148,989,450 2,897,501 —
$ 21,228 $ 27,665
$ 1,028,745,211
$ 4,029,010 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index .......................................................... 550 12/19/25 $ 130,908 $ 1,525,672

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 Growth ETF
20
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,525,672 $ — $ — $ — $ 1,525,672
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 29,473,966 $ — $ — $ — $ 29,473,966
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 4,484,449 $ — $ — $ — $ 4,484,449
Futures contracts
Average notional value of contracts — long ................................................................................... $ 132,259,700
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 121,984,122,057  $ —  $ —  $ 121,984,122,057
Short-Term Securities
Money Market Funds ...................................... 1,028,745,211  —  —  1,028,745,211
$ 123,012,867,268  $ —  $ —  $ 123,012,867,268
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,525,672  $ —  $ —  $ 1,525,672
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .9%
ATI, Inc.
(a)
.............................. 311,565 $ 25,342,697
Boeing Co. (The)
(a)
........................ 1,372,759 296,282,575
BWX Technologies, Inc. .................... 165,582 30,528,353
Carpenter Technology Corp. ................. 88,165 21,648,034
Curtiss-Wright Corp. ....................... 82,848 44,981,493
General Dynamics Corp. .................... 557,598 190,140,918
Hexcel Corp. ............................ 176,263 11,051,690
Huntington Ingalls Industries, Inc. .............. 85,906 24,733,196
L3Harris Technologies, Inc. .................. 412,236 125,900,997
Leonardo DRS, Inc. ....................... 101,136 4,591,574
Loar Holdings, Inc.
(a) (b)
...................... 9,880 790,400
Lockheed Martin Corp. ..................... 332,541 166,007,793
Northrop Grumman Corp. ................... 299,228 182,325,605
RTX Corp. ............................. 2,952,131 493,980,080
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 229,510 8,859,086
StandardAero, Inc.
(a) (b)
...................... 284,630 7,767,553
Textron, Inc. ............................ 396,601 33,508,819
TransDigm Group, Inc. ..................... 100,670 132,685,073
Woodward, Inc. .......................... 130,636 33,013,024
1,834,138,960
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 258,896 34,277,830
Expeditors International of Washington, Inc. ....... 302,123 37,037,259
FedEx Corp. ............................ 472,912 111,517,379
GXO Logistics, Inc.
(a) (b)
..................... 253,063 13,384,502
United Parcel Service, Inc. , Class B ............ 1,619,721 135,295,295
331,512,265
a
Automobile Components  —  0 .2%
Aptiv PLC
(a) (b)
............................ 479,287 41,324,125
BorgWarner, Inc. ......................... 486,128 21,370,187
Gentex Corp. ........................... 498,531 14,108,427
Lear Corp. ............................. 117,558 11,827,511
QuantumScape Corp. , Class A
(a) (b)
............. 908,084 11,187,595
99,817,845
a
Automobiles  —  0 .4%
Ford Motor Co. .......................... 8,598,974 102,843,729
General Motors Co. ....................... 2,100,831 128,087,666
Harley-Davidson, Inc. ...................... 245,737 6,856,062
Lucid Group, Inc.
(a) (b)
....................... 273,792 6,513,512
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,707,298 25,063,135
Thor Industries, Inc. ....................... 112,178 11,631,737
280,995,841
a
Banks  —  7 .4%
Bank of America Corp. ..................... 13,700,060 706,786,095
Bank OZK ............................. 235,236 11,992,331
BOK Financial Corp. ....................... 49,196 5,482,402
Citigroup, Inc. ........................... 3,309,699 335,934,448
Citizens Financial Group, Inc. ................ 958,161 50,935,839
Columbia Banking System, Inc. ............... 652,770 16,802,300
Comerica, Inc. ........................... 287,498 19,699,363
Commerce Bancshares, Inc. ................. 271,645 16,233,505
Cullen/Frost Bankers, Inc. ................... 131,011 16,608,264
East West Bancorp, Inc. .................... 301,223 32,065,188
Fifth Third Bancorp ....................... 1,466,740 65,343,267
First Citizens BancShares, Inc. , Class A .......... 20,970 37,518,685
First Hawaiian, Inc. ....................... 275,948 6,851,789
First Horizon Corp. ........................ 1,107,411 25,038,563
FNB Corp. ............................. 782,337 12,603,449
Huntington Bancshares, Inc. ................. 3,185,613 55,015,536
Security Shares Value
a
Banks (continued)
JPMorgan Chase & Co. .................... 6,128,148 $ 1,933,001,724
KeyCorp ............................... 2,082,916 38,929,700
M&T Bank Corp. ......................... 345,442 68,266,248
Pinnacle Financial Partners, Inc. ............... 156,616 14,689,015
PNC Financial Services Group, Inc. (The) ........ 871,864 175,183,634
Popular, Inc. ............................ 135,730 17,239,067
Prosperity Bancshares, Inc. .................. 201,539 13,372,113
Regions Financial Corp. .................... 1,978,859 52,182,512
SOUTHSTATE BANK CORP. ................. 223,501 22,097,544
Synovus Financial Corp. .................... 305,645 15,001,057
TFS Financial Corp. ....................... 131,956 1,738,520
Truist Financial Corp. ...................... 2,846,467 130,140,471
U.S. Bancorp ........................... 3,446,235 166,556,538
Webster Financial Corp. .................... 368,561 21,907,266
Wells Fargo & Co. ........................ 7,116,039 596,466,389
Western Alliance Bancorp ................... 187,994 16,302,840
Wintrust Financial Corp. .................... 145,465 19,265,385
Zions Bancorp NA ........................ 319,590 18,082,402
4,735,333,449
a
Beverages  —  1 .3%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
.......... 18,937 4,003,660
Brown-Forman Corp. , Class A ................ 96,037 2,584,356
Brown-Forman Corp. , Class B , NVS ............ 325,476 8,813,890
Coca-Cola Co. (The) ...................... 4,388,042 291,014,945
Coca-Cola Consolidated, Inc. ................. 98,450 11,534,402
Constellation Brands, Inc. , Class A ............. 318,828 42,936,567
Keurig Dr Pepper, Inc. ..................... 2,861,575 72,998,778
Molson Coors Beverage Co. , Class B ........... 374,628 16,951,917
PepsiCo, Inc. ........................... 2,609,584 366,489,977
Primo Brands Corp. , Class A ................. 565,837 12,504,998
829,833,490
a
Biotechnology  —  1 .0%
Amgen, Inc. ............................ 311,734 87,971,335
Biogen, Inc.
(a)
........................... 323,486 45,313,919
BioMarin Pharmaceutical, Inc.
(a)
............... 423,347 22,928,473
Caris Life Sciences, Inc.
(a)
................... 24,835 751,259
Exact Sciences Corp.
(a)
..................... 387,934 21,223,869
Exelixis, Inc.
(a)
........................... 115,482 4,769,407
Gilead Sciences, Inc. ...................... 2,008,201 222,910,311
Incyte Corp.
(a)
........................... 258,346 21,910,324
Insmed, Inc.
(a)
........................... 24,675 3,553,447
Ionis Pharmaceuticals, Inc.
(a)
................. 26,653 1,743,639
Moderna, Inc.
(a)
.......................... 781,323 20,181,573
Neurocrine Biosciences, Inc.
(a)
................ 30,814 4,325,669
Regeneron Pharmaceuticals, Inc. .............. 230,143 129,402,505
Revolution Medicines, Inc.
(a) (b)
................ 382,016 17,840,147
Roivant Sciences Ltd.
(a)
..................... 835,013 12,633,747
Sarepta Therapeutics, Inc.
(a) (b)
................ 34,333 661,597
United Therapeutics Corp.
(a)
.................. 97,884 41,033,952
Viking Therapeutics, Inc.
(a) (b)
.................. 221,191 5,812,899
664,968,072
a
Broadline Retail  —  2 .2%
Amazon.com, Inc.
(a)
....................... 5,819,219 1,277,725,916
Dillard's, Inc. , Class A
(b)
..................... 6,499 3,993,506
eBay, Inc. .............................. 1,017,282 92,521,798
Etsy, Inc.
(a)
............................. 98,263 6,523,681
Macy's, Inc. ............................ 610,222 10,941,280
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 134,946 17,327,066
1,409,033,247
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
22
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Building Products  —  0 .8%
A O Smith Corp. ......................... 254,785 $ 18,703,767
Advanced Drainage Systems, Inc. ............. 157,436 21,836,373
Allegion PLC ............................ 189,662 33,636,556
Armstrong World Industries, Inc. ............... 66,902 13,113,461
Builders FirstSource, Inc.
(a) (b)
................. 239,387 29,025,674
Carlisle Companies, Inc. .................... 83,418 27,441,185
Carrier Global Corp. ....................... 1,750,539 104,507,178
Fortune Brands Innovations, Inc. .............. 266,605 14,234,041
Hayward Holdings, Inc.
(a)
.................... 437,382 6,613,216
Johnson Controls International PLC ............ 1,456,688 160,162,845
Masco Corp. ............................ 465,023 32,732,969
Owens Corning .......................... 186,967 26,448,352
Simpson Manufacturing Co., Inc. .............. 84,759 14,193,742
Trex Co., Inc.
(a) (b)
......................... 235,188 12,152,164
514,801,523
a
Capital Markets  —  6 .0%
Affiliated Managers Group, Inc. ............... 61,564 14,678,704
Ameriprise Financial, Inc. ................... 19,635 9,645,694
Bank of New York Mellon Corp. (The) ........... 1,443,909 157,328,325
BlackRock, Inc.
(c)
......................... 336,641 392,479,643
Brookfield Asset Management Ltd. , Class A
(b)
...... 552,016 31,431,791
Carlyle Group, Inc. (The) .................... 576,430 36,142,161
Cboe Global Markets, Inc. ................... 230,874 56,621,848
Charles Schwab Corp. (The) ................. 3,436,705 328,102,226
CME Group, Inc. , Class A ................... 793,518 214,400,628
Coinbase Global, Inc. , Class A
(a)
............... 418,411 141,209,528
Evercore, Inc. , Class A ..................... 81,231 27,400,841
FactSet Research Systems, Inc. ............... 78,263 22,421,567
Franklin Resources, Inc. .................... 677,443 15,669,257
Freedom Holding Corp.
(a) (b)
.................. 5,793 997,152
Goldman Sachs Group, Inc. (The) ............. 627,646 499,825,892
Hamilton Lane, Inc. , Class A ................. 30,596 4,124,035
Houlihan Lokey, Inc. , Class A ................. 73,734 15,139,065
Interactive Brokers Group, Inc. , Class A
(b)
......... 895,647 61,629,470
Intercontinental Exchange, Inc. ............... 1,258,799 212,082,455
Invesco Ltd. ............................ 802,098 18,400,128
Janus Henderson Group PLC ................ 276,608 12,311,822
Jefferies Financial Group, Inc. ................ 255,057 16,685,829
KKR & Co., Inc. .......................... 1,123,355 145,979,982
Lazard, Inc. ............................ 163,661 8,638,028
MarketAxess Holdings, Inc. .................. 80,035 13,946,099
Morgan Stanley .......................... 2,541,279 403,961,710
Morningstar, Inc. ......................... 16,610 3,853,686
MSCI, Inc. ............................. 84,572 47,986,999
Nasdaq, Inc. ............................ 911,035 80,581,046
Northern Trust Corp. ....................... 419,414 56,453,124
Raymond James Financial, Inc. ............... 402,704 69,506,710
Robinhood Markets, Inc. , Class A
(a)
............. 1,414,403 202,514,222
S&P Global, Inc. ......................... 677,539 329,765,007
SEI Investments Co. ....................... 232,104 19,694,024
State Street Corp. ........................ 624,539 72,452,769
Stifel Financial Corp. ...................... 220,043 24,968,279
T Rowe Price Group, Inc. ................... 481,858 49,457,905
TPG, Inc. , Class A ........................ 17,508 1,005,835
Tradeweb Markets, Inc. , Class A ............... 235,416 26,126,468
Virtu Financial, Inc. , Class A .................. 177,806 6,312,113
XP, Inc. , Class A ......................... 814,330 15,301,261
3,867,233,328
a
Chemicals  —  2 .0%
Air Products and Chemicals, Inc. .............. 490,188 133,684,071
Albemarle Corp. ......................... 261,932 21,237,447
Ashland, Inc. ............................ 103,052 4,937,221
Axalta Coating Systems Ltd.
(a)
................ 480,926 13,764,102
Security Shares Value
a
Chemicals (continued)
Celanese Corp.
(b)
......................... 245,917 $ 10,348,187
CF Industries Holdings, Inc. .................. 355,712 31,907,366
Corteva, Inc. ............................ 1,510,396 102,148,081
Dow, Inc. .............................. 1,559,551 35,760,504
DuPont de Nemours, Inc. ................... 922,030 71,826,137
Eastman Chemical Co. ..................... 252,944 15,948,119
Ecolab, Inc. ............................ 415,874 113,891,254
Element Solutions, Inc. ..................... 496,258 12,490,814
FMC Corp. ............................. 273,482 9,197,200
Huntsman Corp. ......................... 362,517 3,255,403
International Flavors & Fragrances, Inc. .......... 564,675 34,750,100
Linde PLC ............................. 1,036,188 492,189,300
LyondellBasell Industries N.V. , Class A .......... 564,617 27,688,818
Mosaic Co. (The) ......................... 695,017 24,103,190
NewMarket Corp. ......................... 13,046 10,804,828
Olin Corp. .............................. 253,058 6,323,919
PPG Industries, Inc. ....................... 500,634 52,621,640
RPM International, Inc. ..................... 280,192 33,029,033
Scotts Miracle-Gro Co. (The) , Class A ........... 96,234 5,480,526
Sherwin-Williams Co. (The) .................. 48,813 16,901,989
Westlake Corp. .......................... 73,566 5,668,996
1,289,958,245
a
Commercial Services & Supplies  —  0 .4%
Clean Harbors, Inc.
(a)
...................... 112,717 26,175,142
Copart, Inc.
(a)
........................... 133,544 6,005,474
MSA Safety, Inc. ......................... 81,494 14,022,672
RB Global, Inc.
(b)
......................... 383,447 41,550,317
Republic Services, Inc. ..................... 446,201 102,394,205
Tetra Tech, Inc. .......................... 479,247 15,997,265
Veralto Corp. ............................ 316,972 33,792,385
239,937,460
a
Communications Equipment  —  1 .3%
Ciena Corp.
(a)
........................... 310,913 45,290,697
Cisco Systems, Inc. ....................... 8,782,479 600,897,213
F5, Inc.
(a)
.............................. 126,836 40,992,127
Lumentum Holdings, Inc.
(a) (b)
................. 139,948 22,770,939
Motorola Solutions, Inc. .................... 212,954 97,381,734
807,332,710
a
Construction & Engineering  —  0 .3%
AECOM ............................... 291,660 38,052,880
API Group Corp.
(a)
........................ 811,996 27,908,302
EMCOR Group, Inc. ....................... 63,761 41,415,320
Everus Construction Group, Inc.
(a) (b)
............ 112,084 9,611,203
MasTec, Inc.
(a)
........................... 109,615 23,327,168
Quanta Services, Inc. ...................... 73,098 30,293,273
Valmont Industries, Inc. ..................... 43,719 16,951,168
WillScot Holdings Corp. , Class A .............. 292,088 6,165,978
193,725,292
a
Construction Materials  —  0 .6%
CRH PLC .............................. 1,493,865 179,114,413
Eagle Materials, Inc. ....................... 69,299 16,149,439
James Hardie Industries PLC
(a) (b)
.............. 116,552 2,238,964
Martin Marietta Materials, Inc. ................ 132,499 83,511,470
Vulcan Materials Co. ...................... 292,040 89,837,345
370,851,631
a
Consumer Finance  —  1 .1%
Ally Financial, Inc. ........................ 536,222 21,019,902
American Express Co. ..................... 814,543 270,558,603
Capital One Financial Corp. .................. 1,386,969 294,841,870
Credit Acceptance Corp.
(a) (b)
.................. 8,837 4,126,260
OneMain Holdings, Inc. ..................... 262,458 14,818,379

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
SLM Corp. ............................. 397,475 $ 11,002,108
SoFi Technologies, Inc.
(a)
.................... 2,155,637 56,951,930
Synchrony Financial ....................... 820,449 58,292,901
731,611,953
a
Consumer Staples Distribution & Retail  —  2 .1%
Albertsons Companies, Inc. , Class A ............ 912,756 15,982,358
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 247,825 23,109,681
Casey's General Stores, Inc. ................. 69,335 39,196,462
Dollar General Corp. ...................... 483,830 50,003,830
Dollar Tree, Inc.
(a) (b)
....................... 434,903 41,041,796
Kroger Co. (The) ......................... 1,339,454 90,292,594
Maplebear, Inc.
(a)
......................... 379,777 13,960,603
Performance Food Group Co.
(a)
............... 294,719 30,662,565
Sysco Corp. ............................ 496,398 40,873,411
Target Corp. ............................ 1,003,977 90,056,737
U.S. Foods Holding Corp.
(a)
.................. 506,109 38,778,072
Walmart, Inc. ............................ 8,640,803 890,521,157
1,364,479,266
a
Containers & Packaging  —  0 .5%
Amcor PLC ............................. 5,085,339 41,598,073
AptarGroup, Inc. ......................... 145,750 19,480,945
Avery Dennison Corp. ...................... 171,454 27,804,695
Ball Corp. .............................. 622,421 31,382,467
Crown Holdings, Inc. ...................... 257,461 24,868,158
Graphic Packaging Holding Co. ............... 656,331 12,844,398
International Paper Co. ..................... 1,154,475 53,567,640
Packaging Corp. of America ................. 194,528 42,393,487
Sealed Air Corp. ......................... 321,294 11,357,743
Silgan Holdings, Inc. ....................... 199,099 8,563,248
Smurfit WestRock PLC ..................... 1,147,574 48,852,225
Sonoco Products Co. ...................... 217,023 9,351,521
332,064,600
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 305,538 42,347,567
LKQ Corp. ............................. 579,657 17,702,725
Pool Corp. ............................. 64,420 19,974,709
80,025,001
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 1,126,090 9,808,244
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 109,078 11,842,598
Grand Canyon Education, Inc.
(a)
............... 44,087 9,677,978
H&R Block, Inc. .......................... 242,964 12,286,690
Service Corp. International .................. 310,140 25,809,851
69,425,361
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 477,687 32,277,311
a
Diversified Telecommunication Services  —  1 .4%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 28,851 1,416,007
AT&T, Inc. .............................. 15,478,328 437,107,983
Frontier Communications Parent, Inc.
(a)
.......... 538,297 20,105,393
GCI Liberty, Inc. , Series A
(a)
.................. 6,055 227,396
GCI Liberty, Inc. , Series C , NVS
(a)
.............. 38,979 1,452,747
Iridium Communications, Inc. ................. 192,593 3,362,674
Liberty Global Ltd. , Class A
(a)
................. 368,872 4,227,273
Liberty Global Ltd. , Class C , NVS
(a) (b)
............ 308,842 3,628,893
Verizon Communications, Inc. ................ 9,319,284 409,582,532
881,110,898
a
Security Shares Value
a
Electric Utilities  —  2 .9%
Alliant Energy Corp. ....................... 566,083 $ 38,159,655
American Electric Power Co., Inc. .............. 1,180,754 132,834,825
Constellation Energy Corp. .................. 691,127 227,429,162
Duke Energy Corp. ....................... 1,716,593 212,428,384
Edison International ....................... 839,549 46,410,269
Entergy Corp. ........................... 985,199 91,810,695
Evergy, Inc. ............................. 507,332 38,567,379
Eversource Energy ....................... 809,283 57,572,392
Exelon Corp. ............................ 2,226,480 100,213,865
FirstEnergy Corp. ........................ 1,214,400 55,643,808
IDACORP, Inc. .......................... 118,812 15,701,006
NextEra Energy, Inc. ...................... 4,550,307 343,502,675
OGE Energy Corp. ........................ 448,364 20,745,802
PG&E Corp. ............................ 4,845,725 73,073,533
Pinnacle West Capital Corp. ................. 265,234 23,780,880
PPL Corp. ............................. 1,630,237 60,579,607
Southern Co. (The) ....................... 2,431,357 230,419,703
Xcel Energy, Inc. ......................... 1,305,842 105,316,157
1,874,189,797
a
Electrical Equipment  —  1 .3%
Acuity, Inc. ............................. 67,994 23,416,454
AMETEK, Inc. ........................... 508,793 95,653,084
Eaton Corp. PLC ......................... 864,724 323,622,957
Emerson Electric Co. ...................... 1,243,630 163,139,383
Generac Holdings, Inc.
(a)
.................... 128,655 21,536,847
Hubbell, Inc. ............................ 117,841 50,708,161
nVent Electric PLC ........................ 358,762 35,388,284
Regal Rexnord Corp. ...................... 147,182 21,111,786
Rockwell Automation, Inc. ................... 229,927 80,366,384
Sensata Technologies Holding PLC ............ 319,656 9,765,491
824,708,831
a
Electronic Equipment, Instruments & Components  —  0 .9%
Arrow Electronics, Inc.
(a) (b)
................... 113,769 13,766,049
Avnet, Inc. ............................. 189,360 9,899,741
CDW Corp. ............................. 268,850 42,822,428
Cognex Corp. ........................... 369,763 16,750,264
Coherent Corp.
(a)
......................... 338,076 36,417,547
Corning, Inc. ............................ 1,722,972 141,335,393
Crane NXT Co.
(b)
......................... 107,922 7,238,329
Flex Ltd.
(a)
.............................. 823,993 47,766,874
Ingram Micro Holding Corp.
(b)
................. 45,225 971,885
IPG Photonics Corp.
(a) (b)
.................... 55,058 4,360,043
Jabil, Inc. .............................. 81,963 17,799,905
Keysight Technologies, Inc.
(a)
................. 378,983 66,291,706
Littelfuse, Inc. ........................... 54,093 14,010,628
Ralliant Corp. ........................... 253,289 11,076,328
TD SYNNEX Corp. ........................ 173,340 28,384,425
Teledyne Technologies, Inc.
(a) (b)
............... 102,474 60,053,863
Trimble, Inc.
(a) (b)
.......................... 524,794 42,849,430
Vontier Corp. ............................ 325,850 13,675,924
Zebra Technologies Corp. , Class A
(a)
............ 112,010 33,284,892
608,755,654
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 2,189,816 106,687,836
Halliburton Co. .......................... 1,888,388 46,454,345
NOV, Inc. .............................. 823,484 10,911,163
Schlumberger N.V. ........................ 3,049,893 104,824,822
TechnipFMC PLC ........................ 898,552 35,447,876
Weatherford International PLC ................ 156,853 10,733,451
315,059,493
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
24
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 554,874 $ 111,918,086
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 33,689 3,207,867
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 318,901 33,309,209
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 43,365 4,089,319
Liberty Media Corp.-Liberty Live , Series C , NVS
(a)
... 100,837 9,778,164
Madison Square Garden Sports Corp. , Class A
(a) (b)
.. 35,461 8,049,647
Roku, Inc. , Class A
(a)
...................... 247,074 24,739,520
Take-Two Interactive Software, Inc.
(a) (b)
.......... 265,661 68,636,176
TKO Group Holdings, Inc. , Class A
(b)
............ 86,934 17,557,191
Walt Disney Co. (The) ..................... 3,995,918 457,532,611
Warner Bros Discovery, Inc. , Series A
(a)
.......... 5,138,891 100,362,541
839,180,331
a
Financial Services  —  4 .1%
Affirm Holdings, Inc. , Class A
(a)
................ 242,353 17,711,157
Apollo Global Management, Inc. ............... 277,473 36,978,827
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,069,770 2,046,036,170
Block, Inc. , Class A
(a)
...................... 759,478 54,887,475
Euronet Worldwide, Inc.
(a)
................... 91,906 8,070,266
Fidelity National Information Services, Inc. ........ 1,163,614 76,728,707
Fiserv, Inc.
(a)
............................ 863,877 111,379,662
Global Payments, Inc. ..................... 541,186 44,961,733
Jack Henry & Associates, Inc. ................ 161,435 24,042,515
MGIC Investment Corp. .................... 524,119 14,869,256
Mr Cooper Group, Inc. ..................... 139,354 29,374,430
PayPal Holdings, Inc.
(a)
..................... 2,110,805 141,550,583
Rocket Companies, Inc. , Class A
(b)
............. 554,213 10,740,648
UWM Holdings Corp. , Class A ................ 307,516 1,872,772
Voya Financial, Inc. ....................... 215,335 16,107,058
Western Union Co. (The) ................... 491,372 3,926,062
WEX, Inc.
(a) (b)
............................ 68,704 10,822,941
2,650,060,262
a
Food Products  —  1 .1%
Archer-Daniels-Midland Co. .................. 1,052,804 62,894,511
Bunge Global SA ......................... 295,704 24,025,950
Conagra Brands, Inc. ...................... 1,048,953 19,206,329
Darling Ingredients, Inc.
(a)
................... 306,096 9,449,184
Flowers Foods, Inc. ....................... 411,482 5,369,840
Freshpet, Inc.
(a)
.......................... 77,036 4,245,454
General Mills, Inc. ........................ 1,206,189 60,816,049
Hershey Co. (The) ........................ 282,119 52,770,359
Hormel Foods Corp. ....................... 637,496 15,771,651
Ingredion, Inc. ........................... 140,773 17,189,791
J M Smucker Co. (The) ..................... 230,649 25,048,481
Kellanova .............................. 611,943 50,191,565
Kraft Heinz Co. (The) ...................... 1,880,646 48,972,022
Lamb Weston Holdings, Inc. ................. 300,231 17,437,416
McCormick & Co., Inc. , NVS ................. 558,077 37,340,932
Mondelez International, Inc. , Class A ............ 2,858,748 178,585,988
Pilgrim's Pride Corp. ....................... 96,366 3,924,024
Post Holdings, Inc.
(a) (b)
...................... 111,119 11,943,070
Seaboard Corp.
(b)
......................... 563 2,053,261
Smithfield Foods, Inc. ...................... 99,634 2,339,406
The Campbell's Company ................... 427,301 13,494,166
Tyson Foods, Inc. , Class A .................. 616,625 33,482,738
696,552,187
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 350,087 59,777,355
MDU Resources Group, Inc. ................. 446,896 7,959,218
National Fuel Gas Co. ..................... 197,678 18,259,517
Security Shares Value
a
Gas Utilities (continued)
UGI Corp. .............................. 473,917 $ 15,762,479
101,758,569
a
Ground Transportation  —  1 .2%
Avis Budget Group, Inc.
(a)
................... 25,369 4,073,627
CSX Corp. ............................. 4,142,417 147,097,228
JB Hunt Transport Services, Inc. .............. 171,850 23,057,114
Knight-Swift Transportation Holdings, Inc. , Class A .. 346,953 13,708,113
Landstar System, Inc. ...................... 76,407 9,364,442
Lyft, Inc. , Class A
(a) (b)
....................... 736,578 16,212,082
Norfolk Southern Corp. ..................... 498,333 149,704,216
Old Dominion Freight Line, Inc. ............... 387,414 54,540,143
Ryder System, Inc. ........................ 88,646 16,722,181
Saia, Inc.
(a) (b)
............................ 58,749 17,587,101
Schneider National, Inc. , Class B .............. 114,101 2,414,377
U-Haul Holding Co.
(a) (b)
..................... 10,637 607,054
U-Haul Holding Co. , Series N , NVS
(b)
........... 138,070 7,027,763
Union Pacific Corp. ....................... 1,215,464 287,299,226
XPO, Inc.
(a) (b)
............................ 200,503 25,919,023
775,333,690
a
Health Care Equipment & Supplies  —  2 .9%
Abbott Laboratories ....................... 3,820,781 511,755,407
Align Technology, Inc.
(a)
..................... 152,780 19,131,111
Baxter International, Inc. .................... 1,139,394 25,944,001
Becton Dickinson & Co. .................... 631,384 118,176,143
Boston Scientific Corp.
(a)
.................... 2,695,560 263,167,523
Cooper Companies, Inc. (The)
(a) (b)
.............. 438,988 30,097,017
DENTSPLY SIRONA, Inc. ................... 438,904 5,569,692
Edwards Lifesciences Corp.
(a)
................ 1,271,048 98,849,403
Envista Holdings Corp.
(a)
.................... 370,006 7,537,022
GE HealthCare Technologies, Inc.
(b)
............ 1,011,433 75,958,618
Globus Medical, Inc. , Class A
(a) (b)
.............. 247,148 14,154,166
Hologic, Inc.
(a)
........................... 491,638 33,180,649
Medtronic PLC .......................... 2,829,657 269,496,533
ResMed, Inc. ........................... 245,538 67,211,117
Solventum Corp.
(a) (b)
....................... 326,021 23,799,533
STERIS PLC ............................ 216,643 53,606,144
Stryker Corp. ........................... 564,182 208,561,160
Teleflex, Inc. ............................ 98,377 12,037,410
Zimmer Biomet Holdings, Inc. ................ 436,180 42,963,730
1,881,196,379
a
Health Care Providers & Services  —  2 .7%
Acadia Healthcare Co., Inc.
(a) (b)
................ 200,380 4,961,409
Cardinal Health, Inc. ....................... 264,613 41,533,656
Centene Corp.
(a)
......................... 1,094,395 39,048,014
Chemed Corp. ........................... 29,341 13,137,139
Cigna Group (The) ........................ 535,109 154,245,169
CVS Health Corp. ........................ 2,763,562 208,344,939
Elevance Health, Inc. ...................... 498,980 161,230,418
Encompass Health Corp. ................... 219,397 27,867,807
HCA Healthcare, Inc.
(b)
..................... 297,274 126,698,179
Henry Schein, Inc.
(a) (b)
...................... 241,460 16,025,700
Humana, Inc. ........................... 265,874 69,172,439
Labcorp Holdings, Inc. ..................... 184,050 52,833,393
McKesson Corp. ......................... 21,324 16,473,643
Molina Healthcare, Inc.
(a) (b)
................... 53,383 10,215,371
Quest Diagnostics, Inc. ..................... 245,530 46,793,107
Tenet Healthcare Corp.
(a)
.................... 192,216 39,027,537
UnitedHealth Group, Inc. .................... 2,007,901 693,328,215
Universal Health Services, Inc. , Class B ......... 121,267 24,791,825
1,745,727,960
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 378,021 $ 31,504,270
Healthcare Realty Trust, Inc. , Class A ........... 723,168 13,038,719
Healthpeak Properties, Inc. .................. 1,526,855 29,239,273
Medical Properties Trust, Inc. ................. 1,099,489 5,574,409
Omega Healthcare Investors, Inc. .............. 632,546 26,706,092
Ventas, Inc. ............................ 999,529 69,957,035
Welltower, Inc. ........................... 1,476,567 263,035,646
439,055,444
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 267,219 3,265,416
Veeva Systems, Inc. , Class A
(a)
............... 67,202 20,020,148
23,285,564
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 1,510,534 25,709,289
Park Hotels & Resorts, Inc. .................. 432,764 4,795,025
30,504,314
a
Hotels, Restaurants & Leisure  —  1 .5%
Aramark ............................... 581,364 22,324,378
Booking Holdings, Inc. ..................... 4,379 23,643,403
Boyd Gaming Corp. ....................... 128,060 11,070,787
Caesars Entertainment, Inc.
(a)
................ 453,339 12,251,487
Carnival Corp.
(a)
.......................... 1,646,403 47,597,511
Choice Hotels International, Inc.
(b)
.............. 41,390 4,425,005
Churchill Downs, Inc. ...................... 22,466 2,179,427
Darden Restaurants, Inc. ................... 12,931 2,461,545
Domino's Pizza, Inc. ....................... 49,310 21,287,620
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 67,475 17,138,650
Hyatt Hotels Corp. , Class A
(b)
................. 88,653 12,582,520
Marriott International, Inc. , Class A ............. 116,777 30,413,402
McDonald's Corp. ........................ 1,488,144 452,232,080
MGM Resorts International
(a) (b)
................ 451,580 15,651,763
Norwegian Cruise Line Holdings Ltd.
(a)
........... 94,959 2,338,840
Penn Entertainment, Inc.
(a) (b)
................. 328,750 6,331,725
Restaurant Brands International, Inc. ............ 258,537 16,582,563
Starbucks Corp. .......................... 2,177,724 184,235,450
Travel + Leisure Co. ....................... 93,017 5,533,581
Vail Resorts, Inc. ......................... 14,739 2,204,512
Wendy's Co. (The) ........................ 212,873 1,949,917
Wyndham Hotels & Resorts, Inc. .............. 17,391 1,389,541
Wynn Resorts Ltd. ........................ 183,949 23,595,138
Yum! Brands, Inc. ........................ 407,659 61,964,168
981,385,013
a
Household Durables  —  0 .7%
DR Horton, Inc. .......................... 587,559 99,573,624
Garmin Ltd. ............................. 359,206 88,443,701
Lennar Corp. , Class A ...................... 493,937 62,255,819
Lennar Corp. , Class B ..................... 21,043 2,524,950
Mohawk Industries, Inc.
(a)
................... 113,038 14,572,859
Newell Brands, Inc. ....................... 918,117 4,810,933
NVR, Inc.
(a)
............................. 6,205 49,855,065
PulteGroup, Inc. ......................... 433,796 57,317,465
SharkNinja, Inc.
(a)
......................... 151,501 15,627,328
Toll Brothers, Inc. ......................... 217,876 30,097,391
TopBuild Corp.
(a)
......................... 58,478 22,856,711
Whirlpool Corp.
(b)
......................... 118,211 9,291,385
457,227,231
a
Household Products  —  1 .6%
Church & Dwight Co., Inc. ................... 542,485 47,537,961
Clorox Co. (The) ......................... 271,614 33,490,006
Colgate-Palmolive Co. ..................... 934,619 74,713,443
Kimberly-Clark Corp. ...................... 468,383 58,238,742
Security Shares Value
a
Household Products (continued)
Procter & Gamble Co. (The) ................. 5,182,841 $ 796,343,520
Reynolds Consumer Products, Inc. ............. 131,830 3,225,880
1,013,549,552
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,583,308 20,836,333
Brookfield Renewable Corp. , Class A ........... 297,664 10,245,595
Clearway Energy, Inc. , Class A ................ 76,388 2,057,129
Clearway Energy, Inc. , Class C ............... 179,308 5,065,451
Talen Energy Corp.
(a)
...................... 99,963 42,522,261
80,726,769
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 987,366 153,219,455
Honeywell International, Inc. ................. 1,403,241 295,382,231
448,601,686
a
Industrial REITs  —  0 .5%
Americold Realty Trust, Inc. .................. 628,371 7,691,261
EastGroup Properties, Inc. .................. 116,824 19,773,630
First Industrial Realty Trust, Inc. ............... 282,046 14,516,908
Lineage, Inc.
(b)
........................... 155,853 6,022,160
Prologis, Inc. ............................ 2,046,759 234,394,841
Rexford Industrial Realty, Inc. ................ 522,043 21,461,188
STAG Industrial, Inc. ...................... 411,419 14,518,976
318,378,964
a
Insurance  —  3 .8%
Aflac, Inc. .............................. 1,075,235 120,103,749
Allstate Corp. (The) ....................... 582,499 125,033,410
American Financial Group, Inc. ............... 145,733 21,236,213
American International Group, Inc. ............. 1,271,346 99,851,515
Aon PLC , Class A ........................ 35,269 12,576,220
Arch Capital Group Ltd. .................... 805,067 73,043,729
Arthur J Gallagher & Co. .................... 525,499 162,768,060
Assurant, Inc. ........................... 111,625 24,177,975
Assured Guaranty Ltd. ..................... 102,649 8,689,238
Axis Capital Holdings Ltd. ................... 168,663 16,157,915
Brighthouse Financial, Inc.
(a)
................. 125,946 6,685,214
Brown & Brown, Inc. ....................... 550,424 51,624,267
Chubb Ltd. ............................. 821,182 231,778,620
Cincinnati Financial Corp. ................... 339,291 53,641,907
CNA Financial Corp. ....................... 46,122 2,142,828
Everest Group Ltd. ........................ 79,495 27,841,534
Fidelity National Financial, Inc. ................ 572,942 34,657,262
First American Financial Corp. ................ 216,744 13,923,635
Globe Life, Inc. .......................... 182,616 26,108,610
Hanover Insurance Group, Inc. (The) ........... 78,936 14,337,146
Hartford Insurance Group, Inc. (The) ............ 619,823 82,678,190
Kemper Corp. ........................... 134,754 6,946,569
Lincoln National Corp. ..................... 378,370 15,259,662
Loews Corp. ............................ 376,557 37,802,557
Markel Group, Inc.
(a)
....................... 21,893 41,845,404
Marsh & McLennan Companies, Inc. ............ 959,886 193,445,826
MetLife, Inc. ............................ 1,239,243 102,076,446
Old Republic International Corp. ............... 503,656 21,390,270
Primerica, Inc. ........................... 72,609 20,155,532
Principal Financial Group, Inc. ................ 489,476 40,582,455
Progressive Corp. (The) .................... 1,228,176 303,298,063
Prudential Financial, Inc. .................... 781,129 81,034,322
Reinsurance Group of America, Inc. ............ 145,264 27,909,572
RenaissanceRe Holdings Ltd. ................ 101,983 25,896,543
RLI Corp. .............................. 170,682 11,131,880
Travelers Companies, Inc. (The) ............... 498,876 139,296,157
Unum Group ............................ 381,449 29,669,103

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
26
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Insurance (continued)
W R Berkley Corp.
(b)
....................... 640,295 $ 49,059,403
White Mountains Insurance Group Ltd.
(b)
......... 5,630 9,410,658
Willis Towers Watson PLC ................... 215,832 74,559,164
2,439,826,823
a
Interactive Media & Services  —  4 .2%
Alphabet, Inc. , Class A ..................... 4,552,601 1,106,737,303
Alphabet, Inc. , Class C , NVS ................. 3,706,924 902,821,340
IAC, Inc.
(a)
.............................. 148,079 5,045,052
Match Group, Inc. ........................ 538,759 19,028,968
Meta Platforms, Inc. , Class A ................. 859,236 631,005,734
Pinterest, Inc. , Class A
(a)
.................... 662,326 21,307,027
Trump Media & Technology Group Corp.
(a) (b)
....... 161,890 2,658,234
ZoomInfo Technologies, Inc.
(a) (b)
............... 651,296 7,105,639
2,695,709,297
a
IT Services  —  1 .9%
Accenture PLC , Class A .................... 1,381,261 340,618,963
Akamai Technologies, Inc.
(a)
.................. 316,095 23,947,357
Amdocs Ltd. ............................ 243,187 19,953,493
Cognizant Technology Solutions Corp. , Class A ..... 1,087,515 72,939,631
DXC Technology Co.
(a)
..................... 395,408 5,389,411
EPAM Systems, Inc.
(a)
...................... 122,136 18,416,887
Globant SA
(a) (b)
.......................... 85,882 4,927,909
International Business Machines Corp. .......... 2,052,985 579,270,248
Kyndryl Holdings, Inc.
(a) (b)
................... 476,751 14,316,832
MongoDB, Inc. , Class A
(a)
................... 157,941 49,021,728
Okta, Inc. , Class A
(a)
....................... 220,614 20,230,304
Twilio, Inc. , Class A
(a) (b)
..................... 258,251 25,848,343
VeriSign, Inc. ........................... 186,029 52,008,127
1,226,889,233
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 144,341 9,128,125
Hasbro, Inc. ............................ 294,458 22,334,639
Mattel, Inc.
(a) (b)
........................... 707,687 11,910,372
YETI Holdings, Inc.
(a)
...................... 181,819 6,032,755
49,405,891
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 627,669 80,561,316
Avantor, Inc.
(a) (b)
.......................... 1,475,000 18,408,000
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 42,713 11,976,298
Bio-Techne Corp. ......................... 345,621 19,226,896
Bruker Corp. ............................ 227,670 7,396,998
Charles River Laboratories International, Inc.
(a)
..... 107,515 16,821,797
Danaher Corp. .......................... 1,407,731 279,096,748
Illumina, Inc.
(a)
........................... 348,675 33,113,665
IQVIA Holdings, Inc.
(a)
...................... 372,735 70,797,286
Mettler-Toledo International, Inc.
(a)
............. 45,868 56,308,015
QIAGEN N.V.
(b)
.......................... 474,845 21,216,075
Repligen Corp.
(a)
......................... 101,681 13,591,699
Revvity, Inc. ............................ 267,467 23,443,483
Sotera Health Co.
(a)
....................... 347,263 5,462,447
Thermo Fisher Scientific, Inc. ................. 833,273 404,154,070
Waters Corp.
(a)
.......................... 63,458 19,025,343
West Pharmaceutical Services, Inc. ............ 157,769 41,387,542
1,121,987,678
a
Machinery  —  3 .3%
AGCO Corp. ............................ 136,686 14,634,970
Allison Transmission Holdings, Inc. ............. 155,715 13,217,089
Caterpillar, Inc. .......................... 895,935 427,495,385
CNH Industrial N.V. ....................... 1,931,361 20,955,267
Crane Co. .............................. 108,356 19,952,674
Cummins, Inc. ........................... 303,741 128,291,086
Security Shares Value
a
Machinery (continued)
Deere & Co. ............................ 539,125 $ 246,520,298
Donaldson Co., Inc. ....................... 262,322 21,471,056
Dover Corp. ............................ 298,709 49,833,623
Esab Corp. ............................. 125,441 14,016,777
Flowserve Corp. ......................... 287,163 15,259,842
Fortive Corp. ............................ 748,185 36,653,583
Gates Industrial Corp. PLC
(a)
................. 558,466 13,861,126
Graco, Inc. ............................. 365,906 31,087,374
IDEX Corp. ............................. 166,622 27,119,397
Illinois Tool Works, Inc. ..................... 435,088 113,453,547
Ingersoll Rand, Inc. ....................... 888,935 73,443,810
ITT, Inc. ............................... 171,333 30,627,487
Lincoln Electric Holdings, Inc. ................ 119,431 28,165,413
Middleby Corp. (The)
(a)
..................... 111,085 14,766,529
Mueller Industries, Inc. ..................... 238,839 24,149,011
Nordson Corp. ........................... 118,712 26,941,688
Oshkosh Corp. .......................... 140,965 18,283,161
Otis Worldwide Corp. ...................... 873,214 79,837,956
PACCAR, Inc. ........................... 1,137,654 111,854,141
Parker-Hannifin Corp. ...................... 283,995 215,310,809
Pentair PLC ............................ 360,528 39,932,081
RBC Bearings, Inc.
(a)
...................... 55,053 21,486,635
Snap-on, Inc. ........................... 112,942 39,137,791
Stanley Black & Decker, Inc. ................. 340,428 25,304,013
Timken Co. (The) ......................... 137,830 10,362,059
Toro Co. (The) ........................... 219,744 16,744,493
Westinghouse Air Brake Technologies Corp. ....... 373,471 74,869,731
Xylem, Inc. ............................. 535,975 79,056,313
2,124,096,215
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 124,755 10,410,805
a
Media  —  0 .8%
Charter Communications, Inc. , Class A
(a) (b)
........ 194,710 53,565,695
Comcast Corp. , Class A .................... 8,081,311 253,914,792
DoubleVerify Holdings, Inc.
(a)
................. 153,556 1,839,601
Fox Corp. , Class A , NVS
(b)
................... 475,613 29,992,156
Fox Corp. , Class B ........................ 329,736 18,890,575
Interpublic Group of Companies, Inc. (The) ....... 822,435 22,954,161
Liberty Broadband Corp. , Series A
(a)
............ 30,279 1,917,569
Liberty Broadband Corp. , Series C , NVS
(a)
........ 194,828 12,379,371
New York Times Co. (The) , Class A ............. 357,825 20,539,155
News Corp. , Class A , NVS .................. 834,428 25,625,284
News Corp. , Class B
(b)
..................... 277,988 9,604,485
Nexstar Media Group, Inc. ................... 58,422 11,552,366
NIQ Global Intelligence PLC
(a)
................ 52,648 826,574
Omnicom Group, Inc. ...................... 426,061 34,736,753
Sirius XM Holdings, Inc. .................... 418,364 9,737,422
508,075,959
a
Metals & Mining  —  1 .0%
Alcoa Corp. ............................. 569,515 18,731,349
Anglogold Ashanti PLC ..................... 975,567 68,611,627
Cleveland-Cliffs, Inc.
(a) (b)
.................... 1,072,407 13,083,366
Freeport-McMoRan, Inc. .................... 3,156,039 123,779,850
MP Materials Corp. , Class A
(a) (b)
............... 285,204 19,128,632
Newmont Corp. .......................... 2,424,207 204,384,892
Nucor Corp. ............................ 507,656 68,751,852
Reliance, Inc. ........................... 116,370 32,680,187
Royal Gold, Inc. .......................... 144,690 29,021,920
Southern Copper Corp. ..................... 184,473 22,387,643
Steel Dynamics, Inc. ....................... 279,921 39,029,385
639,590,703
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 2,294,596 $ 22,464,095
Annaly Capital Management, Inc. .............. 1,417,513 28,647,938
Rithm Capital Corp. ....................... 1,166,011 13,280,865
Starwood Property Trust, Inc. ................. 754,522 14,615,091
79,007,989
a
Multi-Utilities  —  1 .2%
Ameren Corp. ........................... 594,439 62,047,543
CenterPoint Energy, Inc. .................... 1,441,780 55,941,064
CMS Energy Corp. ........................ 655,221 48,001,490
Consolidated Edison, Inc. ................... 796,538 80,068,000
Dominion Energy, Inc. ...................... 1,884,091 115,249,846
DTE Energy Co. ......................... 456,433 64,553,319
NiSource, Inc. ........................... 1,036,443 44,877,982
Public Service Enterprise Group, Inc. ........... 1,103,032 92,059,051
Sempra ............................... 1,440,850 129,647,683
WEC Energy Group, Inc. .................... 705,798 80,877,393
773,323,371
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 348,901 25,937,300
Cousins Properties, Inc. .................... 367,779 10,643,524
Highwoods Properties, Inc. .................. 233,644 7,434,552
Kilroy Realty Corp. ........................ 258,492 10,921,287
Vornado Realty Trust ...................... 388,665 15,752,593
70,689,256
a
Oil, Gas & Consumable Fuels  —  5 .4%
Antero Midstream Corp. .................... 737,079 14,328,816
Antero Resources Corp.
(a)
................... 638,176 21,417,187
APA Corp. ............................. 781,591 18,977,029
Cheniere Energy, Inc. ...................... 267,708 62,906,026
Chevron Corp. ........................... 4,238,162 658,144,177
Chord Energy Corp. ....................... 130,153 12,933,304
Civitas Resources, Inc. ..................... 203,371 6,609,557
ConocoPhillips .......................... 2,793,207 264,209,450
Coterra Energy, Inc. ....................... 1,661,683 39,298,803
Devon Energy Corp. ....................... 1,369,730 48,022,734
Diamondback Energy, Inc. ................... 419,985 60,099,853
DT Midstream, Inc. ........................ 223,512 25,270,267
EOG Resources, Inc. ...................... 1,205,864 135,201,472
EQT Corp. ............................. 1,371,259 74,637,627
Expand Energy Corp. ...................... 484,004 51,420,585
Exxon Mobil Corp. ........................ 9,561,555 1,078,065,326
HF Sinclair Corp. ......................... 317,085 16,596,229
Kinder Morgan, Inc. ....................... 4,292,422 121,518,467
Marathon Petroleum Corp. .................. 678,097 130,696,416
Matador Resources Co. .................... 257,275 11,559,366
Occidental Petroleum Corp. .................. 1,556,084 73,524,969
ONEOK, Inc. ............................ 1,376,478 100,441,600
Ovintiv, Inc. ............................. 571,883 23,092,635
Permian Resources Corp. , Class A ............. 1,489,543 19,066,150
Phillips 66 .............................. 835,587 113,656,544
Range Resources Corp. .................... 520,347 19,585,861
Valero Energy Corp. ....................... 689,064 117,320,037
Viper Energy, Inc. , Class A .................. 372,623 14,241,651
Williams Companies, Inc. (The) ............... 2,544,801 161,213,143
3,494,055,281
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 138,856 12,335,967
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 209,635 10,435,630
American Airlines Group, Inc.
(a) (b)
.............. 1,365,689 15,350,344
Delta Air Lines, Inc. ....................... 1,440,755 81,762,846
Security Shares Value
a
Passenger Airlines (continued)
Southwest Airlines Co. ..................... 930,226 $ 29,683,512
United Airlines Holdings, Inc.
(a)
................ 719,275 69,410,038
206,642,370
a
Personal Care Products  —  0 .2%
BellRing Brands, Inc.
(a)
..................... 279,731 10,168,222
Coty, Inc. , Class A
(a)
....................... 760,948 3,074,230
elf Beauty, Inc.
(a) (b)
........................ 120,693 15,989,409
Estee Lauder Companies, Inc. (The) , Class A ...... 514,723 45,357,391
Kenvue, Inc. ............................ 4,199,289 68,154,460
142,743,712
a
Pharmaceuticals  —  3 .2%
Bristol-Myers Squibb Co. .................... 3,631,659 163,787,821
Elanco Animal Health, Inc.
(a) (b)
................ 1,084,028 21,832,324
Jazz Pharmaceuticals PLC
(a)
................. 132,699 17,489,728
Johnson & Johnson ....................... 5,309,938 984,568,704
Merck & Co., Inc. ......................... 5,559,668 466,622,935
Organon & Co. .......................... 571,913 6,108,031
Perrigo Co. PLC ......................... 300,184 6,685,098
Pfizer, Inc. ............................. 12,535,350 319,400,718
Royalty Pharma PLC , Class A ................ 836,619 29,515,918
Viatris, Inc. ............................. 2,638,019 26,116,388
Zoetis, Inc. , Class A ....................... 198,940 29,108,901
2,071,236,566
a
Professional Services  —  0 .8%
Amentum Holdings, Inc.
(a)
................... 350,867 8,403,265
Automatic Data Processing, Inc. ............... 65,476 19,217,206
Broadridge Financial Solutions, Inc. ............ 23,488 5,594,137
CACI International, Inc. , Class A
(a) (b)
............ 48,341 24,111,524
Clarivate PLC
(a) (b)
......................... 780,210 2,988,204
Concentrix Corp. ......................... 99,909 4,610,800
Dayforce, Inc.
(a)
.......................... 309,144 21,296,930
Equifax, Inc. ............................ 225,370 57,814,166
FTI Consulting, Inc.
(a)
...................... 69,627 11,255,205
Genpact Ltd. ............................ 354,735 14,859,849
Jacobs Solutions, Inc. ...................... 262,616 39,355,634
KBR, Inc. .............................. 261,851 12,382,934
Leidos Holdings, Inc. ...................... 282,238 53,331,693
ManpowerGroup, Inc. ...................... 101,427 3,844,083
Parsons Corp.
(a) (b)
......................... 116,316 9,644,923
Paychex, Inc. ........................... 488,357 61,904,133
Paycom Software, Inc. ..................... 51,301 10,677,790
Paylocity Holding Corp.
(a)
................... 8,247 1,313,500
Robert Half, Inc. ......................... 217,888 7,403,834
Science Applications International Corp. ......... 103,612 10,295,924
SS&C Technologies Holdings, Inc. ............. 465,810 41,345,296
TransUnion ............................. 429,616 35,993,229
Verisk Analytics, Inc. ....................... 123,295 31,009,925
488,654,184
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 584,519 92,096,814
CoStar Group, Inc.
(a)
....................... 805,809 67,986,105
Howard Hughes Holdings, Inc.
(a) (b)
.............. 68,202 5,604,159
Jones Lang LaSalle, Inc.
(a)
................... 76,793 22,905,816
Zillow Group, Inc. , Class A
(a)
................. 109,898 8,180,807
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 358,363 27,611,869
224,385,570
a
Residential REITs  —  0 .6%
American Homes 4 Rent , Class A .............. 759,948 25,268,271
AvalonBay Communities, Inc. ................ 313,240 60,508,571
Camden Property Trust ..................... 239,043 25,525,011
Equity LifeStyle Properties, Inc. ............... 423,916 25,731,701

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
28
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Residential REITs (continued)
Equity Residential ........................ 838,105 $ 54,250,537
Essex Property Trust, Inc. ................... 140,482 37,601,412
Invitation Homes, Inc. ...................... 1,347,750 39,529,507
Mid-America Apartment Communities, Inc. ........ 256,416 35,829,008
Sun Communities, Inc. ..................... 225,126 29,041,254
UDR, Inc. .............................. 687,900 25,631,154
358,916,426
a
Retail REITs  —  0 .6%
Agree Realty Corp. ....................... 238,568 16,947,871
Brixmor Property Group, Inc. ................. 679,956 18,821,182
Federal Realty Investment Trust ............... 187,361 18,981,543
Kimco Realty Corp. ....................... 1,472,773 32,180,090
NNN REIT, Inc. .......................... 412,124 17,544,119
Realty Income Corp. ....................... 1,995,601 121,312,585
Regency Centers Corp. .................... 398,125 29,023,312
Simon Property Group, Inc. .................. 555,259 104,205,456
359,016,158
a
Semiconductors & Semiconductor Equipment  —  4 .0%
Advanced Micro Devices, Inc.
(a)
............... 1,474,864 238,618,247
Allegro MicroSystems, Inc.
(a) (b)
................ 271,048 7,914,602
Amkor Technology, Inc. ..................... 251,525 7,143,310
Analog Devices, Inc. ....................... 1,094,739 268,977,372
Applied Materials, Inc. ..................... 1,267,827 259,574,900
Cirrus Logic, Inc.
(a)
........................ 116,723 14,624,225
Entegris, Inc.
(b)
.......................... 279,278 25,822,044
First Solar, Inc.
(a)
......................... 223,620 49,314,919
GLOBALFOUNDRIES, Inc.
(a) (b)
................ 226,253 8,108,907
Intel Corp.
(a)
............................ 9,642,675 323,511,746
Lattice Semiconductor Corp.
(a)
................ 44,754 3,281,363
MACOM Technology Solutions Holdings, Inc.
(a)
..... 104,819 13,048,917
Marvell Technology, Inc. .................... 1,774,737 149,202,140
Microchip Technology, Inc. ................... 1,162,512 74,656,521
Micron Technology, Inc. ..................... 2,465,433 412,516,250
MKS, Inc. .............................. 148,081 18,327,985
ON Semiconductor Corp.
(a)
.................. 928,617 45,790,104
Onto Innovation, Inc.
(a)
..................... 83,351 10,770,616
Qorvo, Inc.
(a)
............................ 187,154 17,045,986
QUALCOMM, Inc. ........................ 1,838,853 305,911,585
Skyworks Solutions, Inc. .................... 337,627 25,990,526
Teradyne, Inc. ........................... 354,458 48,787,599
Texas Instruments, Inc. ..................... 1,184,909 217,703,331
Universal Display Corp. .................... 96,837 13,908,698
2,560,551,893
a
Software  —  1 .7%
Aurora Innovation, Inc. , Class A
(a) (b)
............. 2,310,173 12,451,832
BILL Holdings, Inc.
(a)
....................... 203,153 10,761,014
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 1,208,227 11,006,948
Circle Internet Group, Inc.
(a) (b)
................. 87,890 11,652,456
Docusign, Inc.
(a)
.......................... 108,201 7,800,210
Dolby Laboratories, Inc. , Class A .............. 133,259 9,643,954
Dropbox, Inc. , Class A
(a)
.................... 301,053 9,094,811
Fair Isaac Corp.
(a)
......................... 9,236 13,821,951
Gen Digital, Inc. .......................... 1,079,333 30,642,264
Informatica, Inc. , Class A
(a)
.................. 230,985 5,737,667
nCino, Inc.
(a) (b)
........................... 201,972 5,475,461
Nutanix, Inc. , Class A
(a)
..................... 423,929 31,536,078
Pegasystems, Inc.
(b)
....................... 128,100 7,365,750
PTC, Inc.
(a)
............................. 232,308 47,163,170
Roper Technologies, Inc. .................... 236,985 118,182,050
Rubrik, Inc. , Class A
(a)
...................... 103,386 8,503,498
SailPoint, Inc.
(a) (b)
......................... 132,510 2,925,821
Salesforce, Inc. .......................... 1,829,375 433,561,875
Security Shares Value
a
Software (continued)
SentinelOne, Inc. , Class A
(a)
.................. 178,730 $ 3,147,435
Strategy, Inc. , Class A
(a) (b)
................... 550,252 177,296,697
Synopsys, Inc.
(a) (b)
........................ 108,417 53,491,864
Teradata Corp.
(a)
......................... 162,011 3,484,857
Tyler Technologies, Inc.
(a) (b)
.................. 16,599 8,683,933
UiPath, Inc. , Class A
(a)
..................... 887,610 11,876,222
Unity Software, Inc.
(a) (b)
..................... 656,965 26,304,879
Zoom Communications, Inc. , Class A
(a)
.......... 578,726 47,744,895
1,109,357,592
a
Specialized REITs  —  1 .3%
Crown Castle, Inc. ........................ 958,297 92,466,077
CubeSmart ............................. 505,058 20,535,658
Digital Realty Trust, Inc. .................... 744,417 128,694,811
EPR Properties .......................... 164,436 9,538,932
Equinix, Inc. ............................ 215,641 168,898,657
Extra Space Storage, Inc. ................... 464,058 65,404,334
Gaming and Leisure Properties, Inc. ............ 599,044 27,921,441
Iron Mountain, Inc. ........................ 646,252 65,878,929
Millrose Properties, Inc. , Class A ............... 264,006 8,873,242
National Storage Affiliates Trust ............... 155,036 4,685,188
Public Storage ........................... 302,980 87,515,773
Rayonier, Inc. ........................... 341,222 9,056,032
SBA Communications Corp. , Class A ............ 236,557 45,738,296
VICI Properties, Inc. ....................... 2,334,001 76,111,773
Weyerhaeuser Co. ........................ 1,596,414 39,575,103
850,894,246
a
Specialty Retail  —  1 .9%
AutoNation, Inc.
(a)
......................... 60,518 13,239,523
AutoZone, Inc.
(a) (b)
........................ 31,089 133,379,271
Bath & Body Works, Inc. .................... 469,250 12,087,880
Best Buy Co., Inc. ........................ 426,027 32,216,162
CarMax, Inc.
(a)
........................... 340,060 15,258,492
Dick's Sporting Goods, Inc. .................. 139,878 31,083,689
Five Below, Inc.
(a)
......................... 118,644 18,354,227
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 161,917 11,933,283
GameStop Corp. , Class A
(a) (b)
................. 903,122 24,637,168
Gap, Inc. (The) .......................... 508,539 10,877,649
Home Depot, Inc. (The) .................... 522,661 211,777,011
Lithia Motors, Inc. , Class A .................. 50,048 15,815,168
Lowe's Companies, Inc. .................... 1,236,679 310,789,800
O'Reilly Automotive, Inc.
(a)
................... 152,056 16,393,157
Penske Automotive Group, Inc. ............... 40,783 7,092,572
RH
(a)
................................. 27,961 5,680,557
Ross Stores, Inc. ......................... 569,505 86,786,867
TJX Companies, Inc. (The) .................. 1,234,046 178,369,009
Ulta Beauty, Inc.
(a)
........................ 74,595 40,784,816
Valvoline, Inc.
(a)
.......................... 31,940 1,146,965
Wayfair, Inc. , Class A
(a) (b)
.................... 169,488 15,140,363
Williams-Sonoma, Inc. ..................... 221,881 43,366,641
1,236,210,270
a
Technology Hardware, Storage & Peripherals  —  0 .6%
Dell Technologies, Inc. , Class C ............... 575,136 81,537,031
Hewlett Packard Enterprise Co. ............... 2,888,301 70,936,672
HP, Inc. ............................... 2,077,559 56,571,932
NetApp, Inc. ............................ 270,737 32,071,505
Pure Storage, Inc. , Class A
(a)
................. 100,369 8,411,926
Sandisk Corp.
(a)
.......................... 297,244 33,350,777
Super Micro Computer, Inc.
(a) (b)
................ 612,908 29,382,809
Western Digital Corp. ...................... 762,387 91,532,183
403,794,835
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Amer Sports, Inc.
(a)
........................ 328,799 $ 11,425,765
Birkenstock Holding PLC
(a) (b)
................. 82,240 3,721,360
Columbia Sportswear Co. ................... 57,335 2,998,620
Crocs, Inc.
(a) (b)
........................... 119,806 10,009,791
Lululemon Athletica, Inc.
(a)
................... 98,252 17,481,978
NIKE, Inc. , Class B ....................... 2,553,009 178,021,318
PVH Corp. ............................. 105,231 8,815,201
Ralph Lauren Corp. , Class A ................. 77,598 24,331,629
Tapestry, Inc. ............................ 37,739 4,272,810
Under Armour, Inc. , Class A
(a)
................. 457,687 2,283,858
Under Armour, Inc. , Class C , NVS
(a) (b)
........... 469,727 2,268,782
VF Corp. .............................. 773,871 11,166,958
276,798,070
a
Tobacco  —  1 .3%
Altria Group, Inc. ......................... 3,722,167 245,886,352
Philip Morris International, Inc. ................ 3,437,798 557,610,836
803,497,188
a
Trading Companies & Distributors  —  0 .6%
Air Lease Corp. , Class A .................... 229,573 14,612,321
Applied Industrial Technologies, Inc. ............ 83,995 21,926,895
Core & Main, Inc. , Class A
(a)
.................. 175,508 9,447,596
Fastenal Co. ............................ 457,190 22,420,597
Ferguson Enterprises, Inc. ................... 402,617 90,419,726
MSC Industrial Direct Co., Inc. , Class A .......... 96,891 8,927,537
QXO, Inc.
(a) (b)
............................ 1,347,868 25,690,364
SiteOne Landscape Supply, Inc.
(a) (b)
............. 66,067 8,509,430
United Rentals, Inc. ....................... 141,632 135,210,405
Watsco, Inc. ............................ 76,713 31,015,066
WESCO International, Inc. ................... 105,542 22,322,133
WW Grainger, Inc. ........................ 14,299 13,626,375
404,128,445
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 428,984 $ 59,710,283
Essential Utilities, Inc. ...................... 618,761 24,688,564
84,398,847
a
Wireless Telecommunication Services  —  0 .4%
GCI Liberty, Inc. , Class A
(a) (d)
................. 250,091 —
Millicom International Cellular SA .............. 226,407 10,989,796
T-Mobile U.S., Inc. ........................ 1,002,035 239,867,139
250,856,935
Total Long-Term Investments — 99.7%
(Cost: $ 53,821,520,190 ) .............................. 64,143,193,213
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(c) (e) (f)
...................... 550,031,688 550,306,704
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (e)
............................ 118,311,442 118,311,442
a
Total Short-Term Securities — 1.1%
(Cost: $ 668,240,633 ) ................................ 668,618,146
Total Investments — 100.8%
(Cost: $ 54,489,760,823 ) .............................. 64,811,811,359
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (498,111,006)
Net Assets — 100.0% ................................. $ 64,313,700,353
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 699,490,732 $ — $ (149,167,930)
(a)
$ (36,445) $ 20,347 $ 550,306,704 550,031,688 $ 3,306,089
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 108,886,169 9,425,273
(a)
— — — 118,311,442 118,311,442 2,124,739 —
BlackRock, Inc. ... 346,562,170 36,378,354 (66,820,600) 18,129,253 58,230,466 392,479,643 336,641 3,610,191 —
$ 18,092,808 $ 58,250,813
$ 1,061,097,789
$ 9,041,019 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Russell 1000 Value ETF
30
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 1,581 12/19/25 $ 159,460 $ 427,612
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 427,612 $ — $ — $ — $ 427,612
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 10,985,065 $ — $ — $ — $ 10,985,065
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (2,159,821) $ — $ — $ — $ (2,159,821)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 129,536,618
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
31
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 64,143,193,213  $ —  $ —  $ 64,143,193,213
Short-Term Securities
Money Market Funds ...................................... 668,618,146  —  —  668,618,146
$ 64,811,811,359  $ —  $ —  $ 64,811,811,359
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 427,612  $ —  $ —  $ 427,612
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

32
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
September 30, 2025
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 43,359,547,854  $ 121,984,122,057  $ 63,750,713,570
Investments, at value — affiliated
(c)
........................................................ 675,151,783  1,028,745,211  1,061,097,789
Cash ............................................................................ 550,888  1,010,730  1,171,721
Cash pledged:
Futures contracts .................................................................. 3,768,000  9,749,000  10,408,740
Receivables:
Securities lending income — affiliated .................................................... 134,356  205,158  307,625
Capital shares sold ................................................................. —  221,652  599,219
Dividends — unaffiliated ............................................................. 19,216,991  18,484,677  48,013,005
Dividends — affiliated ............................................................... 199,033  517,159  379,183
Variation margin on futures contracts ..................................................... 215,103  530,750  312,193
Total assets .......................................................................
44,058,784,008  123,043,586,394  64,873,003,045
LIABILITIES
Collateral on securities loaned ........................................................... 489,953,787  879,112,901  549,802,813
Payables:
Capital shares redeemed ............................................................. 1,407,348  147,768  —
Investment advisory fees ............................................................. 5,424,438  17,851,892  9,499,879
Total liabilities ......................................................................
496,785,573  897,112,561  559,302,692
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 43,561,998,435  $ 122,146,473,833  $ 64,313,700,353
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 34,270,238,164  $ 71,068,333,706  $ 55,787,971,266
Accumulated earnings ................................................................ 9,291,760,271  51,078,140,127  8,525,729,087
NET ASSETS ......................................................................
$ 43,561,998,435  $ 122,146,473,833  $ 64,313,700,353
NET ASSET VALUE
Shares outstanding .................................................................. 119,100,000  260,650,000  315,800,000
Net asset value ..................................................................... $ 365.76  $ 468.62  $ 203.65
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 478,973,211  $ 853,548,211  $ 536,202,792
(b)
Investments, at cost — unaffiliated ...................................................... $ 35,733,809,416  $ 72,285,469,278  $ 53,570,845,409
(c)
Investments, at cost — affiliated ........................................................ $ 645,170,137  $ 1,028,167,675  $ 918,915,414

33
Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended September 30, 2025
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 259,398,279  $ 325,044,569  $ 625,893,079
Dividends — affiliated .............................................................. 2,290,223  2,897,501  5,734,930
Interest — unaffiliated .............................................................. 129,923  302,027  291,674
Securities lending income — affiliated — net ............................................... 1,254,370  1,131,509  3,306,089
Foreign taxes withheld ............................................................. (88,089) (115,602) (208,133)
Total investment income ..............................................................
262,984,706  329,260,004  635,017,639
EXPENSES
Investment advisory ............................................................... 30,558,018  99,447,032  56,322,507
Interest expense ................................................................. —  8  7
Total expenses .................................................................... 30,558,018  99,447,040  56,322,514
Net investment income ...............................................................
232,426,688  229,812,964  578,695,125
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (205,565,195) 355,201,951  (676,525,043)
Investments — affiliated ........................................................... 16,283  21,228  (27,377)
Futures contracts ............................................................... 11,470,697  29,473,966  10,985,065
In-kind redemptions — unaffiliated
(a)
................................................... 3,347,982,296  5,895,746,514  3,094,911,271
In-kind redemptions — affiliated
(a)
.................................................... 8,715,682  —  18,120,185
3,162,619,763  6,280,443,659  2,447,464,101
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 4,137,774,968  22,135,441,852  2,420,265,164
Investments — affiliated ........................................................... 15,438,384  27,665  58,250,813
Futures contracts ............................................................... (192,880) 4,484,449  (2,159,821)
4,153,020,472  22,139,953,966  2,476,356,156
Net realized and unrealized gain ........................................................
7,315,640,235  28,420,397,625  4,923,820,257
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 7,548,066,923  $ 28,650,210,589  $ 5,502,515,382
(a)
See Note 2 of the Notes to Financial Statements.

34
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 232,426,688  $ 439,226,235  $ 229,812,964  $ 459,725,163
Net realized gain ........................................... 3,162,619,763  6,239,532,536  6,280,443,659  10,329,999,586
Net change in unrealized appreciation (depreciation) ................... 4,153,020,472  (3,959,110,198) 22,139,953,966  (4,076,646,876)
Net increase in net assets resulting from operations ......................
7,548,066,923  2,719,648,573  28,650,210,589  6,713,077,873
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(220,970,063)
(b)
(440,057,087) (216,444,114)
(b)
(471,421,216)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(930,737,044) (558,916,093) (2,625,876,772) 924,103,611
NET ASSETS
Total increase in net assets ...................................... 6,396,359,816  1,720,675,393  25,807,889,703  7,165,760,268
Beginning of period ...........................................
37,165,638,619  35,444,963,226  96,338,584,130  89,172,823,862
End of period ...............................................
$ 43,561,998,435  $ 37,165,638,619  $ 122,146,473,833  $ 96,338,584,130
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

35
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Russell 1000 Value ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 578,695,125  $ 1,128,599,360
Net realized gain ............................................................................... 2,447,464,101  3,220,039,890
Net change in unrealized appreciation (depreciation) ....................................................... 2,476,356,156  (381,334,247)
Net increase in net assets resulting from operations ..........................................................
5,502,515,382  3,967,305,003
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(552,511,937)
(b)
(1,130,617,738)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................
(2,587,034,707) 2,933,153,591
NET ASSETS
Total increase in net assets .......................................................................... 2,362,968,738  5,769,840,856
Beginning of period ...............................................................................
61,950,731,615  56,180,890,759
End of period ...................................................................................
$ 64,313,700,353  $ 61,950,731,615
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

36
2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .......
$ 306.65  $ 288.17  $ 225.22  $ 250.07  $ 223.72  $ 141.59
Net investment income
(a)
............... 1 .90  3 .62  3 .44  3 .31  2 .88  2 .74
Net realized and unrealized gain (loss)
(b)
.....
59.01  18.51  62.99  (24.81) 26.40  82.26
Net increase (decrease) from investment
operations .........................
60.91  22.13  66.43  (21.50) 29.28  85.00
Distributions from net investment income
(c)
..... ( 1 .80 )
(d)
( 3 .65 ) ( 3 .48 ) ( 3 .35 ) ( 2 .93 ) ( 2 .87 )
Net asset value, end of period ............
$ 365.76  $ 306.65  $ 288.17  $ 225.22  $ 250.07  $ 223.72
Total Return
(e)
– – – – – –
Based on net asset value ................
19.90%
(f)
7 .66% 29.73% ( 8 .51 ) % 13.09% 60.37%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .14%
(h)
1 .17% 1 .39% 1 .51% 1 .17% 1 .44%
Supplemental Data
Net assets, end of period (000) ............
$ 43,561,998  $ 37,165,639  $ 35,444,963  $ 28,366,122  $ 30,420,468  $ 27,147,851
Portfolio turnover rate
(i)
..................
2% 3% 3% 5% 6% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

37
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Growth ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .......
$ 360.89  $ 337.07  $ 244.48  $ 277.39  $ 243.05  $ 150.69
Net investment income
(a)
............... 0 .87  1 .75  1 .88  1 .96  1 .53  1 .54
Net realized and unrealized gain (loss)
(b)
.....
107.69  23.86  92.66  (32.81) 34.37  92.34
Net increase (decrease) from investment
operations .........................
108.56  25.61  94.54  (30.85) 35.90  93.88
Distributions from net investment income
(c)
..... ( 0 .83 )
(d)
( 1 .79 ) ( 1 .95 ) ( 2 .06 ) ( 1 .56 ) ( 1 .52 )
Net asset value, end of period ............
$ 468.62  $ 360.89  $ 337.07  $ 244.48  $ 277.39  $ 243.05
Total Return
(e)
– – – – – –
Based on net asset value ................
30.10%
(f)
7 .57% 38.81% (11.06) % 14.77% 62.44%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .18%
(h)
0 .18% 0 .19% 0 .19% 0 .18% 0 .19%
Net investment income ..................
0 .42%
(h)
0 .47% 0 .66% 0 .85% 0 .55% 0 .72%
Supplemental Data
Net assets, end of period (000) ............
$ 122,146,474  $ 96,338,584  $ 89,172,824  $ 63,553,260  $ 70,734,758  $ 63,155,924
Portfolio turnover rate
(i)
..................
13% 13% 12% 14% 13% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

38
2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Value ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period .......
$ 188.10  $ 179.18  $ 152.35  $ 165.88  $ 151.43  $ 99.22
Net investment income
(a)
............... 1 .80  3 .53  3 .40  3 .24  2 .83  2 .69
Net realized and unrealized gain (loss)
(b)
.....
15.49  8 .89  26.77  (13.46) 14.44  52.15
Net increase (decrease) from investment
operations .........................
17.29  12.42  30.17  (10.22) 17.27  54.84
Distributions from net investment income
(c)
..... ( 1 .74 )
(d)
( 3 .50 ) ( 3 .34 ) ( 3 .31 ) ( 2 .82 ) ( 2 .63 )
Net asset value, end of period ............
$ 203.65  $ 188.10  $ 179.18  $ 152.35  $ 165.88  $ 151.43
Total Return
(e)
– – – – – –
Based on net asset value ................
9 .23%
(f)
6 .98% 20.08% ( 6 .07 ) % 11.45% 55.84%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .18%
(h)
0 .18% 0 .19% 0 .19% 0 .18% 0 .19%
Net investment income ..................
1 .87%
(h)
1 .91% 2 .14% 2 .12% 1 .75% 2 .15%
Supplemental Data
Net assets, end of period (000) ............
$ 64,313,700  $ 61,950,732  $ 56,180,891  $ 50,595,080  $ 57,965,518  $ 51,108,565
Portfolio turnover rate
(i)
..................
13% 15% 14% 15% 17% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
39
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds’ financial statements.
iShares ETF
Diversification
Classification
Russell 1000 ........................................................................................................ Diversified
Russell 1000 Growth
(a)
................................................................................................. Diversified
Russell 1000 Value ................................................................................................... Diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
(unaudited) (continued)
40
2025
iShares Semi-Annual Financial Statements and Additional Information
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
41
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000
Barclays Bank PLC ............................................... $ 9,234,157 $ (9,234,157) $ — $ —
Barclays Capital, Inc. ............................................. 445,426 (422,954) — 22,472
BMO Capital Markets Corp. ......................................... 1,517,744 (1,517,744) — —
BNP Paribas SA ................................................. 30,295,520 (30,295,520) — —
BofA Securities, Inc. .............................................. 171,363,414 (171,363,414) — —
Citigroup Global Markets, Inc. ........................................ 49,916,529 (49,916,529) — —
Goldman Sachs & Co. LLC ......................................... 12,890,028 (12,890,028) — —
HSBC Bank PLC ................................................ 1,870,408 (1,870,408) — —
J.P. Morgan Securities LLC ......................................... 120,321,859 (120,321,859) — —
Jefferies LLC ................................................... 3,684,006 (3,684,006) — —
Morgan Stanley ................................................. 25,287,653 (25,287,653) — —
National Financial Services LLC ...................................... 12,770,204 (12,770,204) — —
Natixis SA ..................................................... 154,560 (154,560) — —
Nomura Securities International, Inc. ................................... 2,208 (2,208) — —
Pershing LLC ................................................... 47,768 (47,768) — —
Scotia Capital (USA), Inc. .......................................... 6,942,999 (6,942,999) — —
State Street Bank & Trust Co. ........................................ 735,939 (735,939) — —
Toronto-Dominion Bank ............................................ 697,407 (697,407) — —
UBS AG ...................................................... 8,511,951 (8,511,951) — —
UBS Securities LLC .............................................. 591,591 (591,591) — —
Virtu Americas LLC ............................................... 983,712 (983,712) — —
Wells Fargo Bank NA ............................................. 5,460,362 (5,460,362) — —
Wells Fargo Securities LLC ......................................... 15,247,766 (15,247,766) — —
$ 478,973,211 $ (478,950,739)
$ —
$ 22,472
a
Russell 1000 Growth
Barclays Bank PLC ............................................... 8,916,607 (8,916,607) — —
Barclays Capital, Inc. ............................................. 123,373 (123,373) — —
BMO Capital Markets Corp. ......................................... 112,775 (112,775) — —
BNP Paribas SA ................................................. 57,495,731 (57,495,731) — —
BofA Securities, Inc. .............................................. 204,662,771 (204,662,771) — —
Citadel Clearing LLC .............................................. 49,850 (49,850) — —
Citigroup Global Markets, Inc. ........................................ 62,407,276 (62,407,276) — —
Goldman Sachs & Co. LLC ......................................... 127,939,744 (127,939,744) — —
HSBC Bank PLC ................................................ 110,053,453 (110,053,453) — —
J.P. Morgan Securities LLC ......................................... 123,612,919 (123,612,919) — —
Jefferies LLC ................................................... 640,723 (640,723) — —
Morgan Stanley ................................................. 29,810,492 (29,810,492) — —
National Financial Services LLC ...................................... 39,777,226 (39,777,226) — —
Natixis SA ..................................................... 9,267,075 (9,267,075) — —
Pershing LLC ................................................... 134,524 (134,524) — —
Scotia Capital (USA), Inc. .......................................... 790,771 (790,771) — —
SG Americas Securities LLC ........................................ 50,849 (50,849) — —
State Street Bank & Trust Co. ........................................ 9,004,614 (9,004,614) — —
Toronto-Dominion Bank ............................................ 1,026,631 (1,026,631) — —
UBS AG ...................................................... 22,043,608 (22,043,608) — —
UBS Securities LLC .............................................. 1,280,558 (1,280,558) — —
Virtu Americas LLC ............................................... 3,698,208 (3,698,208) — —
Wells Fargo Bank NA ............................................. 26,253,034 (26,253,034) — —
Wells Fargo Securities LLC ......................................... 14,395,399 (14,395,399) — —
$ 853,548,211 $ (853,548,211)
$ —
$ —

Notes to Financial Statements
(unaudited) (continued)
42
2025
iShares Semi-Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
a
Russell 1000 Value
Barclays Bank PLC ............................................... $ 30,117,133 $ (30,117,133) $ — $ —
Barclays Capital, Inc. ............................................. 194,785 (194,785) — —
BNP Paribas SA ................................................. 52,591,108 (52,591,108) — —
BofA Securities, Inc. .............................................. 29,039,636 (29,039,636) — —
Citigroup Global Markets, Inc. ........................................ 134,820,339 (134,820,339) — —
Goldman Sachs & Co. LLC ......................................... 34,567,924 (34,567,924) — —
HSBC Bank PLC ................................................ 1,590,691 (1,590,691) — —
J.P. Morgan Securities LLC ......................................... 79,277,233 (79,277,233) — —
Jefferies LLC ................................................... 119,455 (119,455) — —
Morgan Stanley ................................................. 79,729,017 (79,729,017) — —
National Financial Services LLC ...................................... 21,375,550 (21,375,550) — —
Natixis SA ..................................................... 1,809,515 (1,809,515) — —
Pershing LLC ................................................... 770,377 (770,377) — —
Scotia Capital (USA), Inc. .......................................... 10,283,776 (10,283,776) — —
SG Americas Securities LLC ........................................ 3,187,547 (3,187,547) — —
State Street Bank & Trust Co. ........................................ 5,843,679 (5,843,679) — —
Toronto-Dominion Bank ............................................ 7,256,164 (7,256,164) — —
UBS AG ...................................................... 14,095,443 (14,095,443) — —
UBS Securities LLC .............................................. 1,076,922 (1,076,922) — —
Virtu Americas LLC ............................................... 456,060 (456,060) — —
Wells Fargo Bank NA ............................................. 15,279,651 (15,279,651) — —
Wells Fargo Securities LLC ......................................... 12,720,787 (12,720,787) — —
$ 536,202,792 $ (536,202,792)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)
43
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares Russell 1000 ETF, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the
Fund, based on the average daily net assets of the Fund.
For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2000%
Over $121 billion, up to and including $181 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.190000
Over $181 billion, up to and including $231 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.180500
Over $231 billion, up to and including $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.171475
Over $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.162901
iShares ETF Amounts
Russell 1000 ....................................................................................................... $ 377,925
Russell 1000 Growth ................................................................................................. 445,210
Russell 1000 Value .................................................................................................. 917,404

Notes to Financial Statements
(unaudited) (continued)
44
2025
iShares Semi-Annual Financial Statements and Additional Information
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 1000 ......................................................................
$ 251,276,544 $ 174,519,646 $ (74,507,513)
Russell 1000 Growth ................................................................
5,340,940,754 7,118,571,221 486,179,621
Russell 1000 Value .................................................................
7,085,994,900 3,019,957,573 (73,671)
iShares ETF Purchases Sales
Russell 1000 ..................................................................................... $ 744,526,673  $ 704,681,399
Russell 1000 Growth ............................................................................... 13,844,714,734  13,794,703,376
Russell 1000 Value ................................................................................ 8,326,338,815  8,176,823,074
iShares ETF In-kind Purchases In-kind Sales
Russell 1000 ..................................................................................... $ 7,562,763,209  $ 8,491,819,661
Russell 1000 Growth ............................................................................... 6,921,503,276  9,541,033,940
Russell 1000 Value ................................................................................ 5,715,838,838  8,370,401,354
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Russell 1000 ......................................................................................................
$ (1,426,572,884)
Russell 1000 Growth ................................................................................................
(4,801,497,172)
Russell 1000 Value .................................................................................................
(4,080,162,482)
(a)
Amounts available to offset future realized capital gains.

Notes to Financial Statements
(unaudited) ( continued)
45
Notes to Financial Statements
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 1000 ................................................. $ 36,498,521,879  $ 9,942,049,349  $ (2,405,170,073) $ 7,536,879,276
Russell 1000 Growth ........................................... 73,439,075,106  50,585,499,004  (1,010,181,170) 49,575,317,834
Russell 1000 Value ............................................ 54,698,891,673  14,023,244,809  (3,909,897,511) 10,113,347,298

Notes to Financial Statements
(unaudited) (continued)
46
2025
iShares Semi-Annual Financial Statements and Additional Information
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Russell 1000
Shares sold ......................................................... 23,000,000  $ 7,591,891,458  45,300,000  $ 14,185,179,022
Shares redeemed ..................................................... (25,100,000) (8,522,628,502) (47,100,000) (14,744,095,115)
(2,100,000) $ (930,737,044) (1,800,000) $ (558,916,093)
Russell 1000 Growth
Shares sold ......................................................... 17,800,000  $ 6,940,645,254  44,900,000  $ 16,855,017,592
Shares redeemed ..................................................... (24,100,000) (9,566,522,026) (42,500,000) (15,930,913,981)
(6,300,000) $ (2,625,876,772) 2,400,000  $ 924,103,611
Russell 1000 Value
Shares sold ......................................................... 30,200,000  $ 5,748,657,777  69,550,000  $ 12,939,314,693
Shares redeemed ..................................................... (43,750,000) (8,335,692,484) (53,750,000) (10,006,161,102)
(13,550,000) $ (2,587,034,707) 15,800,000  $ 2,933,153,591

Additional Information
47
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
48
2025
iShares Semi-Annual Financial Statements and Additional Information
iShares Russell 1000 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
49
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
50
2025
iShares Semi-Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled

Board Review and Approval of Investment Advisory Contract
( continued)
51
Board Review and Approval of Investment Advisory Contract
meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid

Board Review and Approval of Investment Advisory Contract
(continued)
52
2025
iShares Semi-Annual Financial Statements and Additional Information
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
53
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Texas Equity ETF | TEXN | Nasdaq
iShares US Small Cap Value Factor ETF | SVAL | Cboe BZX Exchange

Page
2

iShares
®
Texas Equity ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
ATI, Inc.
(a)
.............................. 383 $ 31,153
Intuitive Machines, Inc. , Class A
(a)
.............. 281 2,956
Kratos Defense & Security Solutions, Inc.
(a)
....... 456 41,665
75,774
a
Automobile Components  —  0 .0%
XPEL, Inc.
(a)
............................ 66 2,183
a
Automobiles  —  12 .4%
Tesla, Inc.
(a)
............................. 3,723 1,655,693
a
Banks  —  0 .8%
Comerica, Inc. ........................... 351 24,051
Cullen/Frost Bankers, Inc. ................... 164 20,790
First Financial Bankshares, Inc. ............... 368 12,383
Hilltop Holdings, Inc. ....................... 125 4,177
International Bancshares Corp. ............... 150 10,312
Prosperity Bancshares, Inc. .................. 259 17,185
Southside Bancshares, Inc. .................. 81 2,288
Stellar Bancorp, Inc. ....................... 125 3,793
Texas Capital Bancshares, Inc.
(a)
.............. 123 10,397
Triumph Financial, Inc.
(a)
.................... 68 3,403
Veritex Holdings, Inc. ...................... 132 4,426
113,205
a
Biotechnology  —  0 .5%
Caris Life Sciences, Inc.
(a)
................... 61 1,845
Natera, Inc.
(a)
........................... 355 57,145
Taysha Gene Therapies, Inc.
(a)
................ 575 1,880
60,870
a
Building Products  —  0 .8%
AZZ, Inc. .............................. 81 8,840
Builders FirstSource, Inc.
(a)
.................. 297 36,011
CSW Industrials, Inc. ...................... 44 10,681
Lennox International, Inc. ................... 87 46,054
Quanex Building Products Corp. ............... 115 1,635
103,221
a
Capital Markets  —  3 .6%
Charles Schwab Corp. (The) ................. 4,668 445,654
P10, Inc. , Class A ........................ 192 2,089
TPG, Inc. , Class A ........................ 364 20,912
Victory Capital Holdings, Inc. , Class A ........... 121 7,836
476,491
a
Chemicals  —  0 .4%
Celanese Corp. .......................... 305 12,834
Huntsman Corp. ......................... 450 4,041
LyondellBasell Industries N.V. , Class A .......... 701 34,377
Orion SA .............................. 123 932
Westlake Corp. .......................... 92 7,090
59,274
a
Commercial Services & Supplies  —  2 .5%
CECO Environmental Corp.
(a)
................. 84 4,301
Copart, Inc.
(a)
........................... 2,424 109,007
Waste Management, Inc. .................... 1,012 223,480
336,788
a
Communications Equipment  —  0 .0%
Applied Optoelectronics, Inc.
(a)
................ 143 3,708
a
Security Shares Value
a
Construction & Engineering  —  2 .9%
AECOM ............................... 362 $ 47,230
Arcosa, Inc. ............................ 136 12,745
Comfort Systems USA, Inc. .................. 95 78,392
Fluor Corp.
(a)
............................ 444 18,679
Great Lakes Dredge & Dock Corp.
(a)
............ 202 2,422
IES Holdings, Inc.
(a)
....................... 26 10,339
Primoris Services Corp. .................... 150 20,599
Quanta Services, Inc. ...................... 404 167,426
Sterling Infrastructure, Inc.
(a)
................. 81 27,514
385,346
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ....................... 88 20,508
United States Lime & Minerals, Inc. ............. 33 4,341
24,849
a
Consumer Finance  —  0 .1%
FirstCash Holdings, Inc. .................... 109 17,268
a
Consumer Staples Distribution & Retail  —  0 .8%
Sysco Corp. ............................ 1,330 109,512
a
Diversified Consumer Services  —  0 .3%
Carriage Services, Inc. ..................... 40 1,782
Service Corp. International .................. 386 32,123
33,905
a
Diversified Telecommunication Services  —  4 .4%
AST SpaceMobile, Inc. , Class A
(a)
.............. 526 25,816
AT&T, Inc. .............................. 19,189 541,897
Frontier Communications Parent, Inc.
(a)
.......... 676 25,249
592,962
a
Electric Utilities  —  0 .6%
NRG Energy, Inc. ......................... 520 84,214
a
Electrical Equipment  —  0 .1%
Powell Industries, Inc. ...................... 26 7,925
Thermon Group Holdings, Inc.
(a)
............... 104 2,779
10,704
a
Electronic Equipment, Instruments & Components  —  0 .4%
Flex Ltd.
(a)
.............................. 1,021 59,187
a
Energy Equipment & Services  —  3 .7%
Archrock, Inc. ........................... 448 11,787
Aris Water Solutions, Inc. , Class A ............. 95 2,343
Atlas Energy Solutions, Inc. .................. 210 2,388
Baker Hughes Co. , Class A .................. 2,717 132,372
Bristow Group, Inc.
(a)
...................... 80 2,886
Cactus, Inc. , Class A ...................... 186 7,342
Core Laboratories, Inc. ..................... 146 1,805
Expro Group Holdings N.V.
(a)
................. 298 3,540
Halliburton Co. .......................... 2,345 57,687
Helix Energy Solutions Group, Inc.
(a)
............ 434 2,847
Innovex International, Inc.
(a)
.................. 106 1,965
Kodiak Gas Services, Inc. ................... 182 6,729
National Energy Services Reunited Corp.
(a)
....... 165 1,693
Noble Corp. PLC ......................... 313 8,852
NOV, Inc. .............................. 1,052 13,939
Oceaneering International, Inc.
(a)
.............. 271 6,715
Patterson-UTI Energy, Inc. .................. 1,028 5,325
Schlumberger N.V. ........................ 4,109 141,226
Seadrill Ltd.
(a)
............................ 182 5,498
Select Water Solutions, Inc. , Class A ............ 280 2,993
Solaris Energy Infrastructure, Inc. .............. 94 3,757

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Texas Equity ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Energy Equipment & Services (continued)
TechnipFMC PLC ........................ 1,114 $ 43,947
TETRA Technologies, Inc.
(a)
.................. 344 1,978
Tidewater, Inc.
(a)
......................... 134 7,146
Weatherford International PLC ................ 201 13,755
490,515
a
Entertainment  —  0 .1%
Cinemark Holdings, Inc. .................... 282 7,902
a
Financial Services  —  0 .3%
Mr Cooper Group, Inc. ..................... 172 36,256
a
Food Products  —  0 .1%
Darling Ingredients, Inc.
(a)
................... 428 13,212
Vital Farms, Inc.
(a)
........................ 94 3,868
17,080
a
Gas Utilities  —  0 .6%
Atmos Energy Corp. ....................... 433 73,935
a
Health Care Equipment & Supplies  —  0 .1%
Integer Holdings Corp.
(a)
.................... 93 9,610
Omnicell, Inc.
(a)
.......................... 132 4,019
Orthofix Medical, Inc.
(a)
..................... 105 1,537
15,166
a
Health Care Providers & Services  —  2 .6%
Addus HomeCare Corp.
(a)
................... 53 6,253
AMN Healthcare Services, Inc.
(a)
............... 96 1,859
Castle Biosciences, Inc.
(a)
................... 82 1,867
Concentra Group Holdings Parent, Inc. .......... 336 7,033
CorVel Corp.
(a)
........................... 79 6,116
McKesson Corp. ......................... 343 264,981
Tenet Healthcare Corp.
(a)
.................... 239 48,527
U.S. Physical Therapy, Inc. .................. 42 3,568
340,204
a
Hotel & Resort REITs  —  0 .0%
Summit Hotel Properties, Inc. ................. 312 1,713
a
Hotels, Restaurants & Leisure  —  0 .3%
Brinker International, Inc.
(a)
.................. 120 15,202
Dave & Buster's Entertainment, Inc.
(a)
........... 78 1,416
Sabre Corp.
(a)
........................... 915 1,674
Wingstop, Inc. ........................... 76 19,128
37,420
a
Household Durables  —  1 .0%
DR Horton, Inc. .......................... 729 123,544
Green Brick Partners, Inc.
(a)
.................. 85 6,278
LGI Homes, Inc.
(a)
........................ 58 2,999
132,821
a
Household Products  —  0 .8%
Kimberly-Clark Corp. ...................... 912 113,398
a
Independent Power and Renewable Electricity Producers  —  1 .8%
Talen Energy Corp.
(a)
...................... 125 53,173
Vistra Corp. ............................ 925 181,226
234,399
a
Insurance  —  0 .4%
Globe Life, Inc. .......................... 228 32,597
Goosehead Insurance, Inc. , Class A ............ 67 4,986
Skyward Specialty Insurance Group, Inc.
(a)
........ 96 4,566
Security Shares Value
a
Insurance (continued)
Stewart Information Services Corp. ............. 82 $ 6,012
48,161
a
Interactive Media & Services  —  0 .2%
Match Group, Inc. ........................ 679 23,982
a
IT Services  —  0 .1%
Applied Digital Corp.
(a)
..................... 580 13,305
a
Leisure Products  —  0 .1%
YETI Holdings, Inc.
(a)
...................... 226 7,499
a
Machinery  —  4 .8%
Alamo Group, Inc. ........................ 28 5,345
Caterpillar, Inc. .......................... 1,267 604,549
Flowserve Corp. ......................... 364 19,343
Microvast Holdings, Inc.
(a)
................... 468 1,802
Trinity Industries, Inc. ...................... 235 6,589
637,628
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 153 12,768
a
Media  —  0 .1%
Nexstar Media Group, Inc. ................... 76 15,028
a
Metals & Mining  —  0 .1%
Commercial Metals Co. ..................... 314 17,986
a
Multi-Utilities  —  0 .5%
CenterPoint Energy, Inc. .................... 1,782 69,142
a
Oil, Gas & Consumable Fuels  —  28 .4%
APA Corp. ............................. 986 23,940
Cheniere Energy, Inc. ...................... 604 141,928
Chevron Corp. ........................... 5,254 815,894
Chord Energy Corp. ....................... 158 15,700
Comstock Resources, Inc.
(a)
.................. 196 3,887
ConocoPhillips .......................... 3,463 327,565
Coterra Energy, Inc. ....................... 2,063 48,790
Crescent Energy Co. , Class A ................ 530 4,728
CVR Energy, Inc.
(a)
........................ 78 2,845
Diamondback Energy, Inc. ................... 523 74,841
EOG Resources, Inc. ...................... 1,495 167,619
Excelerate Energy, Inc. , Class A ............... 67 1,688
Exxon Mobil Corp. ........................ 11,508 1,297,527
HF Sinclair Corp. ......................... 437 22,873
Kinder Morgan, Inc. ....................... 5,326 150,779
Kinetik Holdings, Inc. , Class A ................ 120 5,129
Kosmos Energy Ltd.
(a)
...................... 1,155 1,917
Magnolia Oil & Gas Corp. , Class A ............. 521 12,436
Matador Resources Co. .................... 328 14,737
Murphy Oil Corp. ......................... 366 10,398
NextDecade Corp.
(a)
....................... 331 2,248
Occidental Petroleum Corp. .................. 1,929 91,145
Par Pacific Holdings, Inc.
(a)
.................. 139 4,923
Permian Resources Corp. , Class A ............. 1,866 23,885
Phillips 66 .............................. 1,117 151,934
Range Resources Corp. .................... 646 24,315
Sable Offshore Corp. , Class A
(a)
............... 222 3,876
Talos Energy, Inc.
(a)
....................... 357 3,424
Targa Resources Corp. ..................... 590 98,849
Texas Pacific Land Corp. .................... 53 49,483
Uranium Energy Corp.
(a)
.................... 1,153 15,381
Valero Energy Corp. ....................... 856 145,743

iShares
®
Texas Equity ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc. , Class A .................. 472 $ 18,040
3,778,467
a
Passenger Airlines  —  0 .5%
American Airlines Group, Inc.
(a)
................ 1,815 20,401
Southwest Airlines Co. ..................... 1,289 41,132
61,533
a
Professional Services  —  0 .6%
Acuren Corp.
(a)
.......................... 497 6,615
Insperity, Inc. ............................ 98 4,822
Jacobs Solutions, Inc. ...................... 326 48,854
KBR, Inc. .............................. 360 17,024
77,315
a
Real Estate Management & Development  —  1 .0%
CBRE Group, Inc. , Class A
(a)
................. 816 128,569
Forestar Group, Inc.
(a)
...................... 52 1,383
Howard Hughes Holdings, Inc.
(a)
............... 85 6,984
136,936
a
Residential REITs  —  0 .6%
Camden Property Trust ..................... 294 31,393
Invitation Homes, Inc. ...................... 1,685 49,421
NexPoint Residential Trust, Inc. ............... 52 1,676
82,490
a
Retail REITs  —  0 .0%
NETSTREIT Corp. ........................ 269 4,858
a
Semiconductors & Semiconductor Equipment  —  3 .7%
Cirrus Logic, Inc.
(a)
........................ 140 17,540
Diodes, Inc.
(a)
........................... 125 6,651
Silicon Laboratories, Inc.
(a)
................... 90 11,802
Texas Instruments, Inc. ..................... 2,486 456,753
492,746
a
Software  —  11 .4%
Alkami Technology, Inc.
(a)
................... 182 4,521
Crowdstrike Holdings, Inc. , Class A
(a)
............ 668 327,574
Oracle Corp. ............................ 3,943 1,108,929
PROS Holdings, Inc.
(a)
..................... 132 3,024
Q2 Holdings, Inc.
(a)
........................ 173 12,523
SailPoint, Inc.
(a)
.......................... 182 4,019
Security Shares Value
a
Software (continued)
Tyler Technologies, Inc.
(a)
................... 117 $ 61,210
1,521,800
a
Specialized REITs  —  2 .1%
Crown Castle, Inc. ........................ 1,190 114,823
Digital Realty Trust, Inc. .................... 923 159,568
274,391
a
Specialty Retail  —  0 .5%
Academy Sports & Outdoors, Inc. .............. 180 9,004
GameStop Corp. , Class A
(a)
.................. 1,120 30,553
Group 1 Automotive, Inc. .................... 35 15,313
Sally Beauty Holdings, Inc.
(a)
................. 274 4,461
Upbound Group, Inc. ...................... 157 3,710
63,041
a
Technology Hardware, Storage & Peripherals  —  1 .5%
Dell Technologies, Inc. , Class C ............... 824 116,818
Hewlett Packard Enterprise Co. ............... 3,598 88,367
205,185
a
Trading Companies & Distributors  —  0 .2%
DNOW, Inc.
(a)
........................... 284 4,331
DXP Enterprises, Inc.
(a)
..................... 39 4,644
MRC Global, Inc.
(a)
........................ 250 3,605
NPK International, Inc.
(a)
.................... 239 2,703
Rush Enterprises, Inc. , Class A ............... 165 8,822
24,105
Total Long-Term Investments — 99.7%
(Cost: $ 12,214,762 ) ................................. 13,274,329
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(b) (c)
............................ 40,507 40,507
a
Total Short-Term Securities — 0.3%
(Cost: $ 40,507 ) .................................... 40,507
Total Investments — 100.0%
(Cost: $ 12,255,269 ) ................................. 13,314,836
Other Assets Less Liabilities — 0 .0% ..................... 3,497
Net Assets — 100.0% ................................. $ 13,318,333
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
06/23/25
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ — $ 40,507
(b)
$ — $ — $ — $ 40,507 40,507 $ 322 $ —

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Texas Equity ETF
6
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,274,329  $ —  $ —  $ 13,274,329
Short-Term Securities
Money Market Funds ...................................... 40,507  —  —  40,507
$ 13,314,836  $ —  $ —  $ 13,314,836

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .4%
V2X, Inc.
(a)
............................ 9,974 $ 579,390
a
Automobile Components  —  3 .2%
Adient PLC
(a)
........................... 23,125 556,850
Dana, Inc. ............................. 28,862 578,395
Gentherm, Inc.
(a)
........................ 15,712 535,151
Patrick Industries, Inc. .................... 5,161 533,802
Phinia, Inc. ............................ 9,807 563,706
Standard Motor Products, Inc. ............... 14,778 603,238
Strattec Security Corp.
(a) (b)
.................. 8,707 592,598
Visteon Corp. .......................... 4,627 554,592
4,518,332
a
Automobiles  —  0 .4%
Winnebago Industries, Inc. ................. 16,049 536,679
a
Banks  —  16 .6%
1st Source Corp. ........................ 8,903 548,069
Associated Banc-Corp. .................... 21,544 553,896
Atlantic Union Bankshares Corp. ............. 16,051 566,440
BankUnited, Inc. ........................ 14,634 558,433
Banner Corp. .......................... 8,556 560,418
Beacon Financial Corp. .................... 21,948 520,387
Business First Bancshares, Inc. .............. 23,229 548,437
Byline Bancorp, Inc. ...................... 19,864 550,829
Cadence Bank ......................... 15,225 571,546
Capitol Federal Financial, Inc. ............... 88,506 562,013
CNB Financial Corp. ...................... 22,080 534,336
Customers Bancorp, Inc.
(a)
.................. 8,054 526,490
Enterprise Financial Services Corp. ........... 9,486 549,998
Equity Bancshares, Inc. , Class A ............. 14,352 584,126
First Business Financial Services, Inc. .......... 10,962 561,912
First Financial Bancorp .................... 21,658 546,865
First Financial Corp. ...................... 9,721 548,653
First Interstate BancSystem, Inc. , Class A ....... 17,528 558,617
First Mid Bancshares, Inc. .................. 14,217 538,540
Flushing Financial Corp. ................... 41,679 575,587
Great Southern Bancorp, Inc. ................ 9,080 556,150
Hancock Whitney Corp. ................... 9,115 570,690
Home Bancorp, Inc. ...................... 10,289 558,950
Live Oak Bancshares, Inc. .................. 14,931 525,870
Metropolitan Bank Holding Corp. ............. 7,317 547,458
Mid Penn Bancorp, Inc. .................... 19,301 552,781
Midland States Bancorp, Inc. ................ 31,135 533,654
National Bank Holdings Corp. , Class A ......... 14,623 565,033
OFG Bancorp .......................... 12,815 557,324
Old Second Bancorp, Inc. .................. 31,471 543,976
Origin Bancorp, Inc. ...................... 14,848 512,553
Pathward Financial, Inc. ................... 7,216 534,056
Provident Financial Services, Inc. ............. 28,827 555,785
QCR Holdings, Inc. ...................... 7,419 561,173
S&T Bancorp, Inc. ....................... 14,515 545,619
Shore Bancshares, Inc. .................... 33,832 555,183
Simmons First National Corp. , Class A ......... 27,599 529,073
Third Coast Bancshares, Inc.
(a)
............... 14,399 546,730
United Bankshares, Inc. ................... 14,958 556,587
Univest Financial Corp. .................... 18,343 550,657
Valley National Bancorp ................... 54,829 581,187
Veritex Holdings, Inc. ..................... 16,696 559,817
WaFd, Inc. ............................ 18,023 545,917
23,711,815
a
Security Shares Value
a
Biotechnology  —  0 .9%
Protagonist Therapeutics, Inc.
(a)
.............. 9,712 $ 645,168
Veracyte, Inc.
(a)
......................... 18,903 648,940
1,294,108
a
Building Products  —  2 .8%
Apogee Enterprises, Inc. ................... 13,042 568,240
AZZ, Inc. ............................. 5,151 562,129
Insteel Industries, Inc. ..................... 14,943 572,914
Janus International Group, Inc.
(a)
............. 55,412 546,916
Masterbrand, Inc.
(a) (b)
..................... 45,123 594,270
Quanex Building Products Corp. .............. 27,303 388,249
Resideo Technologies, Inc.
(a)
................ 16,843 727,281
3,959,999
a
Chemicals  —  1 .9%
Avient Corp. ........................... 15,450 509,078
Cabot Corp. ........................... 7,084 538,738
HB Fuller Co. .......................... 9,394 556,876
LSB Industries, Inc.
(a)
..................... 69,833 550,284
Perimeter Solutions, Inc.
(a)
.................. 25,615 573,520
2,728,496
a
Commercial Services & Supplies  —  2 .8%
ACCO Brands Corp. ...................... 142,666 569,237
CoreCivic, Inc.
(a)
........................ 28,280 575,498
Healthcare Services Group, Inc.
(a)
............. 36,740 618,334
MillerKnoll, Inc. ......................... 27,444 486,857
OPENLANE, Inc.
(a)
....................... 20,086 578,075
Steelcase, Inc. , Class A ................... 34,260 589,272
UniFirst Corp. .......................... 3,246 542,699
3,959,972
a
Communications Equipment  —  1 .3%
Digi International, Inc.
(a)
.................... 16,518 602,246
NETGEAR, Inc.
(a)
........................ 21,108 683,688
NetScout Systems, Inc.
(a)
.................. 23,042 595,175
1,881,109
a
Construction & Engineering  —  2 .5%
Arcosa, Inc.
(b)
.......................... 5,871 550,171
Great Lakes Dredge & Dock Corp.
(a)
........... 49,187 589,752
Matrix Service Co.
(a)
...................... 38,209 499,774
NWPX Infrastructure, Inc.
(a)
................. 10,980 581,171
Primoris Services Corp. ................... 4,838 664,403
Tutor Perini Corp.
(a)
...................... 9,731 638,256
3,523,527
a
Consumer Finance  —  1 .2%
Green Dot Corp. , Class A
(a)
................. 41,201 553,330
NerdWallet, Inc. , Class A
(a)
.................. 55,466 596,814
PROG Holdings, Inc. ..................... 16,275 526,659
1,676,803
a
Consumer Staples Distribution & Retail  —  1 .3%
Andersons, Inc. (The) ..................... 14,127 562,396
Grocery Outlet Holding Corp.
(a)
............... 31,888 511,802
United Natural Foods, Inc.
(a)
................. 20,280 762,934
1,837,132
a
Containers & Packaging  —  0 .8%
Greif, Inc. , Class A , NVS ................... 8,842 528,398
Myers Industries, Inc. ..................... 34,260 580,364
1,108,762
a
Distributors  —  0 .4%
A-Mark Precious Metals, Inc. ................ 24,499 633,789
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
8
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Diversified Consumer Services  —  0 .4%
Graham Holdings Co. , Class B ............... 529 $ 622,797
a
Diversified REITs  —  0 .8%
Alexander & Baldwin, Inc. .................. 29,697 540,189
Broadstone Net Lease, Inc. ................. 30,851 551,307
1,091,496
a
Diversified Telecommunication Services  —  0 .5%
Bandwidth, Inc. , Class A
(a) (b)
................. 38,234 637,361
a
Electric Utilities  —  0 .8%
ALLETE, Inc. .......................... 9,065 601,916
Otter Tail Corp. ......................... 6,915 566,822
1,168,738
a
Electrical Equipment  —  0 .8%
Allient, Inc. ............................ 12,638 565,550
EnerSys .............................. 5,587 631,108
1,196,658
a
Electronic Equipment, Instruments & Components  —  2 .1%
Insight Enterprises, Inc.
(a)
.................. 4,437 503,200
Kimball Electronics, Inc.
(a)
.................. 19,865 593,169
Plexus Corp.
(a)
.......................... 4,186 605,672
ScanSource, Inc.
(a)
....................... 13,139 577,985
Vishay Precision Group, Inc.
(a)
............... 20,180 646,769
2,926,795
a
Energy Equipment & Services  —  2 .5%
Expro Group Holdings N.V.
(a)
................ 46,324 550,329
Helmerich & Payne, Inc. ................... 27,454 606,459
Innovex International, Inc.
(a)
................. 33,228 616,047
Oceaneering International, Inc.
(a)
............. 23,505 582,454
TETRA Technologies, Inc.
(a)
................. 122,025 701,644
Tidewater, Inc.
(a)
........................ 9,591 511,488
3,568,421
a
Financial Services  —  1 .6%
Enact Holdings, Inc. ...................... 15,233 584,033
Essent Group Ltd. ....................... 9,141 581,002
NMI Holdings, Inc.
(a)
...................... 14,575 558,806
Repay Holdings Corp.
(a)
................... 97,539 510,129
2,233,970
a
Food Products  —  1 .5%
Cal-Maine Foods, Inc. ..................... 4,998 470,312
Dole PLC ............................. 39,230 527,251
Fresh Del Monte Produce, Inc. ............... 16,011 555,902
Mission Produce, Inc.
(a)
.................... 45,845 551,057
2,104,522
a
Gas Utilities  —  1 .3%
Northwest Natural Holding Co. ............... 13,810 620,484
ONE Gas, Inc. .......................... 7,497 606,807
Spire, Inc. ............................. 7,487 610,340
1,837,631
a
Ground Transportation  —  0 .7%
Marten Transport Ltd. ..................... 48,807 520,283
Werner Enterprises, Inc. ................... 20,010 526,663
1,046,946
a
Health Care Equipment & Supplies  —  2 .7%
CONMED Corp. ......................... 10,622 499,553
ICU Medical, Inc.
(a)
....................... 4,493 538,980
LivaNova PLC
(a)
......................... 10,174 532,914
Omnicell, Inc.
(a)
......................... 17,725 539,726
Security Shares Value
a
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc.
(a)
................ 173,268 $ 556,190
Tactile Systems Technology, Inc.
(a) (b)
........... 43,089 596,352
Varex Imaging Corp.
(a)
.................... 49,655 615,722
3,879,437
a
Health Care Providers & Services  —  4 .4%
Addus HomeCare Corp.
(a)
.................. 4,980 587,590
Astrana Health, Inc.
(a) (b)
.................... 18,082 512,625
Castle Biosciences, Inc.
(a)
.................. 23,887 543,907
Enhabit, Inc.
(a)
.......................... 72,781 582,976
Fulgent Genetics, Inc.
(a)
................... 26,246 593,160
LifeStance Health Group, Inc.
(a) (b)
............. 105,423 579,826
Pediatrix Medical Group, Inc.
(a)
............... 33,573 562,348
Premier, Inc. , Class A ..................... 22,143 615,575
Progyny, Inc.
(a)
.......................... 24,398 525,045
Select Medical Holdings Corp. ............... 44,409 570,212
U.S. Physical Therapy, Inc. ................. 6,970 592,101
6,265,365
a
Health Care Technology  —  0 .8%
HealthStream, Inc. ....................... 20,424 576,774
TruBridge, Inc.
(a)
........................ 28,733 579,544
1,156,318
a
Hotel & Resort REITs  —  0 .8%
Apple Hospitality REIT, Inc. ................. 44,234 531,250
Sunstone Hotel Investors, Inc. ............... 60,497 566,857
1,098,107
a
Hotels, Restaurants & Leisure  —  1 .7%
Cracker Barrel Old Country Store, Inc. .......... 9,687 426,809
Dave & Buster's Entertainment, Inc.
(a)
.......... 22,557 409,635
El Pollo Loco Holdings, Inc.
(a)
................ 54,312 526,826
Pursuit Attractions and Hospitality, Inc.
(a)
........ 15,376 556,304
Target Hospitality Corp.
(a) (b)
................. 63,695 540,134
2,459,708
a
Household Durables  —  0 .8%
Cricut, Inc. , Class A ...................... 100,617 632,881
Hovnanian Enterprises, Inc. , Class A
(a) (b)
........ 4,139 531,820
1,164,701
a
Household Products  —  0 .4%
Central Garden & Pet Co. , Class A , NVS
(a)
....... 17,493 516,568
a
Insurance  —  5 .1%
Bowhead Specialty Holdings, Inc.
(a)
............ 18,599 502,917
CNO Financial Group, Inc. .................. 14,732 582,651
Donegal Group, Inc. , Class A ................ 32,058 621,605
Fidelis Insurance Holdings Ltd. ............... 32,810 595,501
Hamilton Insurance Group Ltd. , Class B
(a)
....... 24,056 596,589
HCI Group, Inc. ......................... 3,440 660,239
Heritage Insurance Holdings, Inc.
(a)
............ 25,187 634,209
Horace Mann Educators Corp. ............... 12,473 563,405
Kingstone Cos., Inc. ...................... 42,609 626,352
Mercury General Corp. .................... 7,518 637,376
United Fire Group, Inc. .................... 18,657 567,546
Universal Insurance Holdings, Inc. ............ 23,514 618,418
7,206,808
a
Interactive Media & Services  —  1 .2%
Shutterstock, Inc. ........................ 27,402 571,332
Yelp, Inc.
(a)
............................ 18,138 565,905
Ziff Davis, Inc.
(a)
......................... 15,207 579,387
1,716,624
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
IT Services  —  0 .4%
ASGN, Inc.
(a)
........................... 10,654 $ 504,467
a
Leisure Products  —  0 .8%
Johnson Outdoors, Inc. , Class A .............. 14,224 574,507
Polaris, Inc. ............................ 10,136 589,206
1,163,713
a
Life Sciences Tools & Services  —  0 .4%
Azenta, Inc.
(a)
.......................... 18,900 542,808
a
Machinery  —  2 .8%
Astec Industries, Inc. ..................... 12,390 596,331
Douglas Dynamics, Inc. ................... 17,157 536,328
Greenbrier Companies, Inc. (The) ............. 12,456 575,094
Helios Technologies, Inc. ................... 10,574 551,223
Hillman Solutions Corp.
(a)
.................. 58,469 536,745
Proto Labs, Inc.
(a)
........................ 11,514 576,045
Terex Corp. ............................ 11,484 589,129
3,960,895
a
Marine Transportation  —  0 .8%
Genco Shipping & Trading Ltd. ............... 34,057 606,215
Matson, Inc. ........................... 5,512 543,428
1,149,643
a
Media  —  1 .2%
Boston Omaha Corp. , Class A
(a) (b)
............. 43,600 570,288
Integral Ad Science Holding Corp.
(a)
........... 64,267 653,595
TEGNA, Inc. ........................... 27,053 549,988
1,773,871
a
Metals & Mining  —  2 .5%
Alpha Metallurgical Resources, Inc.
(a)
.......... 3,844 630,762
Commercial Metals Co. .................... 9,945 569,650
Constellium SE , Class A
(a)
.................. 39,580 588,950
Kaiser Aluminum Corp. .................... 7,365 568,283
SSR Mining, Inc.
(a)
....................... 29,700 725,274
Worthington Steel, Inc. .................... 17,223 523,407
3,606,326
a
Multi-Utilities  —  1 .2%
Black Hills Corp. ........................ 9,589 590,587
Northwestern Energy Group, Inc. ............. 10,099 591,902
Unitil Corp. ............................ 12,213 584,514
1,767,003
a
Oil, Gas & Consumable Fuels  —  4 .6%
Ardmore Shipping Corp. ................... 49,356 585,856
California Resources Corp. ................. 11,544 613,910
Clean Energy Fuels Corp.
(a) (b)
................ 218,067 562,613
Magnolia Oil & Gas Corp. , Class A ............ 23,217 554,190
Nordic American Tankers Ltd. ............... 184,410 579,047
Par Pacific Holdings, Inc.
(a)
................. 16,556 586,413
Peabody Energy Corp. .................... 32,961 874,126
SandRidge Energy, Inc. ................... 48,803 550,498
Scorpio Tankers, Inc. ..................... 11,379 637,793
Vitesse Energy, Inc. ...................... 21,716 504,463
World Kinect Corp. ....................... 21,392 555,122
6,604,031
a
Passenger Airlines  —  0 .3%
SkyWest, Inc.
(a)
......................... 4,761 479,052
a
Personal Care Products  —  1 .1%
Medifast, Inc.
(a)
......................... 40,878 558,802
Nu Skin Enterprises, Inc. , Class A ............. 47,125 574,454
Security Shares Value
a
Personal Care Products (continued)
USANA Health Sciences, Inc.
(a)
.............. 18,093 $ 498,462
1,631,718
a
Pharmaceuticals  —  1 .1%
Amphastar Pharmaceuticals, Inc.
(a)
............ 18,863 502,699
Innoviva, Inc.
(a)
......................... 28,284 516,183
Supernus Pharmaceuticals, Inc.
(a)
............. 12,711 607,459
1,626,341
a
Professional Services  —  1 .3%
Heidrick & Struggles International, Inc. ......... 11,432 568,971
ICF International, Inc. ..................... 5,915 548,912
Upwork, Inc.
(a) (b)
......................... 37,265 692,011
1,809,894
a
Retail REITs  —  1 .2%
Acadia Realty Trust ...................... 28,661 577,519
InvenTrust Properties Corp. ................. 19,265 551,365
Kite Realty Group Trust .................... 25,457 567,691
1,696,575
a
Semiconductors & Semiconductor Equipment  —  1 .8%
Axcelis Technologies, Inc.
(a)
................. 7,165 699,591
Diodes, Inc.
(a)
.......................... 10,536 560,620
Photronics, Inc.
(a)
........................ 25,298 580,589
Ultra Clean Holdings, Inc.
(a)
................. 23,877 650,648
2,491,448
a
Software  —  2 .1%
Adeia, Inc. ............................ 38,133 640,634
I3 Verticals, Inc. , Class A
(a)
.................. 18,236 591,941
Mitek Systems, Inc.
(a)
..................... 56,393 550,960
OneSpan, Inc. .......................... 37,918 602,517
Verint Systems, Inc.
(a)
..................... 28,536 577,854
2,963,906
a
Specialized REITs  —  0 .4%
Farmland Partners, Inc. ................... 52,802 574,486
a
Specialty Retail  —  5 .1%
Academy Sports & Outdoors, Inc. ............. 10,788 539,616
American Eagle Outfitters, Inc. ............... 44,321 758,332
Arko Corp. ............................ 116,189 530,984
Asbury Automotive Group, Inc.
(a)
.............. 2,309 564,435
Caleres, Inc. ........................... 38,514 502,222
Genesco, Inc.
(a)
......................... 17,934 519,907
Lands' End, Inc.
(a) (b)
...................... 39,938 563,126
ODP Corp. (The)
(a)
....................... 28,308 788,378
Sally Beauty Holdings, Inc.
(a)
................ 41,379 673,650
Shoe Carnival, Inc. ....................... 27,441 570,498
Signet Jewelers Ltd. ...................... 6,514 624,823
Zumiez, Inc.
(a)
.......................... 33,363 654,248
7,290,219
a
Textiles, Apparel & Luxury Goods  —  0 .8%
G-III Apparel Group Ltd.
(a)
.................. 21,541 573,206
Oxford Industries, Inc. .................... 13,020 527,831
1,101,037
a
Trading Companies & Distributors  —  1 .6%
DNOW, Inc.
(a)
.......................... 36,113 550,723
Hudson Technologies, Inc.
(a)
................ 57,179 567,788
McGrath RentCorp ....................... 4,721 553,773
Rush Enterprises, Inc. , Class A .............. 9,992 534,272
2,206,556
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
10
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .8%
California Water Service Group .............. 12,221 $ 560,822
Consolidated Water Co. Ltd. ................ 17,238 608,156
1,168,978
Total Long-Term Investments — 99.7%
(Cost: $ 137,884,079 ) .............................. 141,961,851
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  3 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(c) (d) (e)
..................... 5,172,904 $ 5,175,490
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
........................... 407,624 407,624
a
Total Short-Term Securities — 3.9%
(Cost: $ 5,582,740 ) ................................ 5,583,114
Total Investments — 103.6%
(Cost: $ 143,466,819 ) .............................. 147,544,965
Liabilities in Excess of Other Assets — ( 3 .6 ) % ............. (5,060,739)
Net Assets — 100.0% ............................... $ 142,484,226
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,845,632 $ 3,329,803
(a)
$ — $ 58 $ (3) $ 5,175,490 5,172,904 $ 11,174
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 3,416,923 — (3,009,299)
(a)
— — 407,624 407,624 29,152 —
$ 58 $ (3)
$ 5,583,114
$ 40,326 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 39 12/19/25 $ 479 $ (3,925)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
11
Schedule of Investments
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Cadence Bank ..................... BNP Paribas USD 1,104  08/19/27 0.20% 1D OBFR01 Monthly $ 22
Provident Financial Services, Inc. ......... JPMorgan Chase Bank NA 1,565  02/09/26 0.40% 1D OBFR01 Monthly (23)
WaFd, Inc. ........................ BNP Paribas 990  08/19/27 0.20% 1D OBFR01 Monthly (20)
WaFd, Inc. ........................ Goldman Sachs Bank USA 3,285  08/18/26 0.40% 1D FEDL01 Monthly (104)
WaFd, Inc. ........................ JPMorgan Chase Bank NA 2,359  02/09/26 0.40% 1D OBFR01 Monthly (57)
Total long positions of equity swaps (182)
Net dividends and financing fees 153
Total equity swap contracts including dividends and financing fees $ (29)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ 175 $ (204)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. $ — $ — $ 175 $ — $ — $ — $ 175
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,925 $ — $ — $ — $ 3,925
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 204 — — — 204
$ — $ — $ 4,129 $ — $ — $ — $ 4,129
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 89,444 $ — $ — $ — $ 89,444
Swaps ........................................ — — (88,222) — — — (88,222)
$ — $ — $ 1,222 $ — $ — $ — $ 1,222
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (163) $ — $ — $ — $ (163)
Swaps ........................................ — — 39,214 — — — 39,214
$ —
$ — $ 39,051 $ — $ — $ — $ 39,051

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
US Small Cap Value Factor ETF
12
2025
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Futures contracts
Average notional value of contracts — long ................................................................................... $ 447,623
Equity Swaps
Average notional value - long ............................................................................................ $ 360,795
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ............................................................................... $ 870  $ —
Swaps — OTC
(a)
............................................................................... 22  204
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 892  $ 204
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
(870) —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 22  $ 204
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
BNP Paribas ........................................ $ 22 $ (20) $ – $ – $ 2
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d)
BNP Paribas ........................................ $ 20 $ (20) $ – $ – $ –
Goldman Sachs Bank USA .............................. 104 – – – 104
JPMorgan Chase Bank NA .............................. 80 – – – 80
$ 204 $ (20) $ – $ – $ 184
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 141,961,851  $ —  $ —  $ 141,961,851
Short-Term Securities
Money Market Funds ..................................... 5,583,114  —  —  5,583,114
$ 147,544,965  $ —  $ —  $ 147,544,965
Derivative Financial Instruments
(a)
Assets
Equity Contracts .......................................... $ —  $ 175  $ —  $ 175
Liabilities
Equity Contracts .......................................... (3,925) (204) —  (4,129)
$ (3,925) $ (29) $ —  $ (3,954)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

14
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
September 30, 2025
See notes to financial statements.
iShares
Texas Equity ETF
iShares
US Small Cap Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 13,274,329  $ 141,961,851
Investments, at value — affiliated
(c)
....................................................................... 40,507  5,583,114
Cash pledged:
Futures contracts ................................................................................. —  38,000
Receivables:
Securities lending income — affiliated ................................................................... —  2,222
Dividends — unaffiliated ............................................................................ 5,528  106,621
Dividends — affiliated .............................................................................. 134  3,930
Variation margin on futures contracts .................................................................... —  870
Unrealized appreciation on:
OTC swaps ..................................................................................... —  175
Total assets ......................................................................................
13,320,498  147,696,783
LIABILITIES
Collateral on securities loaned .......................................................................... —  5,188,555
Payables:
Investment advisory fees ............................................................................ 2,165  23,798
Unrealized depreciation on:
OTC swaps ..................................................................................... —  204
Total liabilities .....................................................................................
2,165  5,212,557
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 13,318,333  $ 142,484,226
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 12,082,179  $ 151,064,026
Accumulated earnings (loss) ........................................................................... 1,236,154  (8,579,800)
NET ASSETS .....................................................................................
$ 13,318,333  $ 142,484,226
NET ASSET VALUE
Shares outstanding ................................................................................. 480,000  4,250,000
Net asset value .................................................................................... $ 27.75  $ 33.53
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ —  $ 4,996,587
(b)
Investments, at cost — unaffiliated ..................................................................... $ 12,214,762  $ 137,884,079
(c)
Investments, at cost — affiliated ....................................................................... $ 40,507  $ 5,582,740

15
Statements of Operations
Statements of Operations
Period Ended September 30, 2025
See notes to financial statements.
iShares
Texas Equity ETF
(a)
iShares
US Small Cap Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 61,567  $ 1,662,989
Dividends — affiliated .............................................................................. 322  29,152
Interest — unaffiliated .............................................................................. 2  1,308
Securities lending income — affiliated — net ............................................................... —  11,174
Foreign taxes withheld ............................................................................. —  (3,027)
Total investment income ..............................................................................
61,891  1,701,596
EXPENSES
Investment advisory ............................................................................... 6,500  134,356
Interest expense ................................................................................. —  105
Total expenses .................................................................................... 6,500  134,461
Net investment income ...............................................................................
55,391  1,567,135
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (24,594) (124,501)
Investments — affiliated ........................................................................... —  58
Futures contracts ............................................................................... —  89,444
In-kind redemptions — unaffiliated
(b)
................................................................... 196,717  919,118
Swaps   ...................................................................................... —  (88,222)
172,123  795,897
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 1,059,567  13,804,940
Investments — affiliated ........................................................................... —  (3)
Futures contracts ............................................................................... —  (163)
Swaps   ...................................................................................... —  39,214
1,059,567  13,843,988
Net realized and unrealized gain ........................................................................
1,231,690  14,639,885
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 1,287,081  $ 16,207,020
(a)
For the period from June 23, 2025 (commencement of operations) to September 30, 2025.
(b)
See Note 2 of the Notes to Financial Statements.

16
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Texas Equity ETF
iShares
US Small Cap Value Factor ETF
Period From
06/23/25
(a)
to 09/30/25
(unaudited)
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................................... $ 55,391  $ 1,567,135  $ 3,016,800
Net realized gain ............................................................. 172,123  795,897  1,742,077
Net change in unrealized appreciation (depreciation) ..................................... 1,059,567  13,843,988  (13,686,312)
Net increase (decrease) in net assets resulting from operations ................................
1,287,081  16,207,020  (8,927,435)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............................
(50,927)
(c)
(1,549,738)
(c)
(1,552,574)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......................
12,082,179  (7,137,812) 68,839,241
NET ASSETS
Total increase in net assets ........................................................ 13,318,333  7,519,470  58,359,232
Beginning of period .............................................................
—  134,964,756  76,605,524
End of period .................................................................
$ 13,318,333  $ 142,484,226  $ 134,964,756
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

17
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Texas
Equity ETF
Period From
06/23/25
(a)
to 09/30/25
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.18
Net investment income
(b)
.............................................................................................. 0 .12
Net realized and unrealized gain
(c)
........................................................................................
2 .56
Net increase from investment operations .....................................................................................
2 .68
Distributions from net investment income ..................................................................................... ( 0 .11 )
(d)
Net asset value, end of period ...........................................................................................
$ 27.75
Total Return
(e)
–
Based on net asset value ...............................................................................................
10.60%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0 .20%
(h)
Net investment income .................................................................................................
1 .70%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 13,318
Portfolio turnover rate
(i)
.................................................................................................
4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

18
2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares US Small Cap Value Factor ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Period From
10/27/20
(a)
to 03/31/21
Net asset value, beginning of period .....
$ 29.99  $ 30.64  $ 26.61  $ 30.68  $ 30.56  $ 19.56
Net investment income
(b)
............. 0 .36  0 .79  0 .70  0 .68  0 .57  0 .20
Net realized and unrealized gain (loss)
(c)
...
3 .54  ( 1 .00 ) 4 .01  ( 4 .03 ) 0 .28  10.94
Net increase (decrease) from investment
operations .......................
3 .90  ( 0 .21 ) 4 .71  ( 3 .35 ) 0 .85  11.14
Distributions from net investment income
(d)
... ( 0 .36 )
(e)
( 0 .44 ) ( 0 .68 ) ( 0 .72 ) ( 0 .73 ) ( 0 .14 )
Net asset value, end of period ..........
$ 33.53  $ 29.99  $ 30.64  $ 26.61  $ 30.68  $ 30.56
Total Return
(f)
– – – – – –
Based on net asset value ..............
13.06%
(g)
( 0 .67 ) % 17.93% (10.95) % 2 .79% 57.05%
(g)
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .....................
0 .20%
(i)
0 .20% 0 .22% 0 .30% 0 .30% 0 .30%
(i)
Total expenses after fees waived .........
0 .20%
(i)
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
(i)
Net investment income ................
2 .33%
(i)
2 .50% 2 .54% 2 .39% 1 .84% 1 .74%
(i)
Supplemental Data
Net assets, end of period (000) ..........
$ 142,484  $ 134,965  $ 76,606  $ 97,130  $ 179,498  $ 113,060
Portfolio turnover rate
(j)
................
112% 8% 55% 71% 13% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
19
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds’ financial statements.
iShares ETF
Diversification
Classification
Texas Equity
(a)
....................................................................................................... Non Diversified
US Small Cap Value Factor .............................................................................................. Diversified
(a)
The Fund commenced operations on June 23, 2025.

Notes to Financial Statements
(unaudited) (continued)
20
2025
iShares Semi-Annual Financial Statements and Additional Information
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(unaudited) ( continued)
21
Notes to Financial Statements
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
US Small Cap Value Factor
Barclays Bank PLC ........................................... $ 324,946  $ (324,946) $ —  $ —
BNP Paribas SA ............................................. 542,408  (542,408) —  —
Citigroup Global Markets, Inc. .................................... 940,603  (940,603) —  —
Goldman Sachs & Co. LLC ..................................... 3,731  (3,731) —  —
Morgan Stanley ............................................. 1,611,592  (1,611,592) —  —
National Financial Services LLC .................................. 1,199,044  (1,199,044) —  —
Pershing LLC ............................................... 90,873  (90,873) —  —
Wells Fargo Securities LLC ..................................... 283,390  (283,390) —  —
$ 4,996,587  $ (4,996,587)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
22
2025
iShares Semi-Annual Financial Statements and Additional Information
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash

Notes to Financial Statements
(unaudited) ( continued)
23
Notes to Financial Statements
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the period ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the period ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended September 30, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
iShares ETF Amounts
US Small Cap Value Factor .............................................................................................. $ 3,190
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
US Small Cap Value Factor ............................................................
$ 307,038 $ 3,526,724 $ 1,327,694
iShares ETF Purchases Sales
Texas Equity ..................................................................................... $ 453,085  $ 445,346
US Small Cap Value Factor ........................................................................... 150,731,570  149,092,981
iShares ETF In-kind Purchases In-kind Sales
Texas Equity ..................................................................................... $ 13,148,346  $ 1,113,440
US Small Cap Value Factor ........................................................................... 2,947,068  8,628,162

Notes to Financial Statements
(unaudited) (continued)
24
2025
iShares Semi-Annual Financial Statements and Additional Information
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
US Small Cap Value Factor ............................................................................................
$ (13,567,020)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Texas Equity ................................................. $ 12,255,269  $ 1,257,966  $ (198,399) $ 1,059,567
US Small Cap Value Factor ....................................... 143,975,941  9,018,706  (5,453,636) 3,565,070

Notes to Financial Statements
(unaudited) ( continued)
25
Notes to Financial Statements
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Texas Equity
(a)
Shares sold ......................................................... 520,000  $ 13,189,743  —  $ —
Shares redeemed ..................................................... (40,000) (1,107,564) —  —
480,000  $ 12,082,179  —  $ —
US Small Cap Value Factor
Shares sold ......................................................... 100,000  $ 3,217,014  2,750,000  $ 91,804,488
Shares redeemed ..................................................... (350,000) (10,354,826) (750,000) (22,965,247)
(250,000) $ (7,137,812) 2,000,000  $ 68,839,241
(a)
The Fund commenced operations on June 23, 2025.

Additional Information
26
2025
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
27
Board Review and Approval of Investment Advisory Contract
iShares Texas Equity ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on June 9-11, 2025 the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as
BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares

Board Review and Approval of Investment Advisory Contract
(continued)
28
2025
iShares Semi-Annual Financial Statements and Additional Information
funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of
BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to
BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of
BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.
iShares US Small Cap Value Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December

Board Review and Approval of Investment Advisory Contract
( continued)
29
Board Review and Approval of Investment Advisory Contract
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment

Board Review and Approval of Investment Advisory Contract
(continued)
30
2025
iShares Semi-Annual Financial Statements and Additional Information
vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
31
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2025
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Europe ETF | IEV | NYSE Arca
iShares Future AI & Tech ETF | ARTY | NYSE Arca
iShares India 50 ETF | INDY | NASDAQ
iShares Latin America 40 ETF | ILF | NYSE Arca

Page
2

iShares
®
Europe ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  0 .4%
Erste Group Bank AG ...................... 55,386 $ 5,444,585
OMV AG .............................. 25,539 1,364,493
Verbund AG ............................ 14,825 1,079,750
7,888,828
a
Belgium  —  1 .2%
Ageas SA .............................. 31,104 2,157,260
Anheuser-Busch InBev SA/N.V. ............... 172,328 10,301,196
Groupe Bruxelles Lambert N.V. ............... 13,916 1,247,557
KBC Group N.V. ......................... 43,724 5,239,840
Syensqo SA ............................ 11,801 958,102
UCB SA ............................... 20,891 5,831,408
25,735,363
a
Chile  —  0 .1%
Antofagasta PLC ......................... 58,367 2,170,663
a
Denmark  —  2 .9%
AP Moller - Maersk A.S. , Class A .............. 459 900,367
AP Moller - Maersk A.S. , Class B , NVS .......... 779 1,531,339
Carlsberg A.S. , Class B .................... 16,029 1,865,741
Coloplast A.S. , Class B ..................... 21,263 1,832,660
Danske Bank A.S. ........................ 114,801 4,903,674
DSV A.S. .............................. 34,515 6,895,080
Genmab A.S.
(a)
.......................... 11,165 3,444,941
Novo Nordisk A.S. , Class B .................. 555,522 30,932,367
Novonesis Novozymes B ................... 59,534 3,663,962
Orsted A.S.
(a) (b) (c)
......................... 8,489 147,663
Pandora A.S. ........................... 13,755 1,798,431
Tryg A.S. .............................. 55,617 1,412,071
Vestas Wind Systems A.S. .................. 176,525 3,358,073
Zealand Pharma A.S.
(a)
..................... 10,883 802,567
63,488,936
a
Finland  —  1 .7%
Elisa OYJ .............................. 25,101 1,317,508
Fortum OYJ ............................ 78,957 1,498,657
Kesko OYJ , Class B ....................... 48,972 1,042,217
Kone OYJ , Class B ....................... 67,460 4,601,388
Metso OYJ ............................. 124,139 1,711,168
Neste OYJ ............................. 72,886 1,339,189
Nokia OYJ ............................. 902,901 4,341,868
Nordea Bank Abp ........................ 605,699 9,957,893
Sampo OYJ , Class A ...................... 440,962 5,069,718
Stora Enso OYJ , Class R ................... 104,188 1,146,580
UPM-Kymmene OYJ ...................... 93,344 2,556,377
Wartsila OYJ Abp ......................... 83,200 2,495,558
37,078,121
a
France  —  16 .1%
Accor SA .............................. 36,831 1,749,856
Air Liquide SA ........................... 100,929 21,029,232
Airbus SE .............................. 107,754 25,163,351
Alstom SA
(a)
............................ 57,945 1,516,214
Arkema SA ............................. 10,584 671,111
AXA SA ............................... 299,033 14,340,139
BNP Paribas SA ......................... 177,443 16,229,436
Bouygues SA ........................... 32,798 1,479,310
Bureau Veritas SA ........................ 56,973 1,786,978
Capgemini SE ........................... 26,608 3,881,507
Carrefour SA ............................ 97,342 1,475,195
Cie de Saint-Gobain SA .................... 80,159 8,685,356
Cie Generale des Etablissements Michelin SCA .... 122,398 4,408,009
Security Shares Value
a
France (continued)
Credit Agricole SA ........................ 195,211 $ 3,846,843
Danone SA ............................. 112,383 9,792,296
Dassault Systemes SE ..................... 114,169 3,840,761
Edenred SE ............................ 42,486 1,011,792
Eiffage SA ............................. 12,789 1,638,500
Engie SA .............................. 306,332 6,585,074
EssilorLuxottica SA ....................... 50,843 16,562,299
Gecina SA ............................. 8,924 896,502
Getlink SE ............................. 54,911 1,012,529
Hermes International SCA ................... 6,073 14,933,748
Kering SA .............................. 12,323 4,129,405
Legrand SA ............................ 45,576 7,572,961
L'Oreal SA ............................. 40,026 17,390,785
LVMH Moet Hennessy Louis Vuitton SE .......... 44,479 27,371,550
Orange SA ............................. 319,590 5,184,064
Pernod Ricard SA ........................ 34,753 3,421,455
Publicis Groupe SA ....................... 39,478 3,799,100
Renault SA ............................. 32,668 1,343,256
Safran SA .............................. 59,829 21,231,460
Sanofi SA .............................. 188,203 17,821,687
Sartorius Stedim Biotech .................... 4,711 960,070
Schneider Electric SE ...................... 94,210 26,517,504
Societe Generale SA ...................... 121,869 8,113,588
Sodexo SA ............................. 15,039 948,874
Teleperformance SE ....................... 9,672 722,435
Thales SA .............................. 15,805 4,996,188
TotalEnergies SE ......................... 366,679 22,333,910
Unibail-Rodamco-Westfield .................. 21,186 2,231,196
Veolia Environnement SA ................... 116,929 3,987,513
Vinci SA ............................... 87,474 12,156,435
354,769,474
a
Germany  —  14 .3%
adidas AG ............................. 31,410 6,655,197
Allianz SE , Registered ..................... 67,231 28,285,890
BASF SE .............................. 155,996 7,794,222
Bayer AG , Registered ...................... 170,481 5,675,512
Bayerische Motoren Werke AG ............... 45,553 4,591,167
Beiersdorf AG ........................... 15,887 1,662,353
Brenntag SE ............................ 20,998 1,258,255
Commerzbank AG ........................ 181,733 6,880,776
Continental AG .......................... 18,813 1,244,593
Covestro AG
(a) (b)
.......................... 29,817 2,041,464
Daimler Truck Holding AG ................... 86,881 3,592,663
Delivery Hero SE
(a) (b)
....................... 38,648 1,109,752
Deutsche Bank AG , Registered ............... 339,397 12,020,009
Deutsche Boerse AG ...................... 32,725 8,763,462
Deutsche Post AG ........................ 167,248 7,473,871
Deutsche Telekom AG , Registered ............. 608,133 20,718,764
E.ON SE .............................. 385,369 7,258,609
Fresenius Medical Care AG .................. 36,515 1,929,364
Fresenius SE & Co KGaA ................... 71,898 4,018,057
GEA Group AG .......................... 25,482 1,883,937
Hannover Rueck SE ....................... 10,592 3,196,229
Heidelberg Materials AG .................... 22,392 5,061,617
Henkel AG & Co. KGaA .................... 16,784 1,245,820
Infineon Technologies AG ................... 228,488 8,963,622
LEG Immobilien SE ....................... 12,709 1,012,879
Mercedes-Benz Group AG ................... 125,915 7,936,420
Merck KGaA ............................ 22,500 2,919,257
MTU Aero Engines AG ..................... 9,445 4,357,333
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 22,798 14,555,935
Rheinmetall AG .......................... 8,013 18,743,784

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Europe ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
RWE AG .............................. 116,763 $ 5,193,467
SAP SE ............................... 177,817 47,613,588
Siemens AG , Registered .................... 128,341 34,649,246
Siemens Energy AG
(a)
...................... 117,017 13,758,756
Siemens Healthineers AG
(b)
.................. 51,152 2,770,709
Symrise AG ............................ 22,827 1,985,270
Volkswagen AG .......................... 4,956 548,796
Vonovia SE ............................. 145,686 4,552,951
Zalando SE
(a) (b)
.......................... 38,457 1,180,177
315,103,773
a
Hong Kong  —  0 .3%
Prudential PLC .......................... 449,817 6,297,305
a
Ireland  —  1 .0%
AIB Group PLC .......................... 372,240 3,393,615
Bank of Ireland Group PLC .................. 169,892 2,812,957
DCC PLC .............................. 16,868 1,085,825
Experian PLC ........................... 159,105 7,991,391
Kerry Group PLC , Class A ................... 28,321 2,556,755
Kingspan Group PLC ...................... 26,412 2,208,333
Ryanair Holdings PLC ..................... 92,228 2,695,127
22,744,003
a
Italy  —  4 .9%
Banca Monte dei Paschi di Siena SpA ........... 410,265 3,650,619
Banco BPM SpA ......................... 261,385 3,922,997
BPER Banca SpA ........................ 241,166 2,682,286
Enel SpA .............................. 1,346,636 12,761,451
Eni SpA ............................... 360,467 6,306,764
Ferrari N.V. ............................. 21,346 10,346,852
FinecoBank Banca Fineco SpA ............... 107,051 2,323,398
Generali ............................... 184,082 7,234,428
Intesa Sanpaolo SpA ...................... 2,726,682 18,048,396
Leonardo SpA ........................... 69,216 4,428,902
Moncler SpA ............................ 39,482 2,323,649
Nexi SpA
(b)
............................. 107,084 606,662
Prysmian SpA ........................... 52,169 5,191,939
Snam SpA ............................. 360,502 2,164,537
Telecom Italia SpA
(a)
....................... 2,077,943 1,088,721
Telecom Italia SpA , NVS
(a)
................... 976,124 565,762
Terna - Rete Elettrica Nazionale ............... 247,546 2,512,217
UniCredit SpA ........................... 271,529 20,662,022
106,821,602
a
Luxembourg  —  0 .2%
ArcelorMittal SA .......................... 74,346 2,682,100
Eurofins Scientific SE ...................... 20,083 1,464,581
Tenaris SA ............................. 58,539 1,048,908
5,195,589
a
Netherlands  —  8 .1%
ABN AMRO Bank N.V., CVA
(b)
................ 100,257 3,216,199
Adyen N.V.
(a) (b)
........................... 5,490 8,833,845
Aegon Ltd. ............................. 195,224 1,573,897
Akzo Nobel N.V. ......................... 29,949 2,137,392
Argenx SE
(a)
............................ 10,675 7,887,222
ASM International N.V. ..................... 8,102 4,886,719
ASML Holding N.V. ....................... 68,664 66,960,236
ASR Nederland N.V. ....................... 27,452 1,868,090
BE Semiconductor Industries N.V. ............. 12,853 1,924,487
Euronext N.V.
(b)
.......................... 15,964 2,389,995
EXOR N.V. ............................. 16,201 1,585,684
Ferrovial SE ............................ 85,821 4,929,583
Heineken Holding N.V. ..................... 19,695 1,352,321
Heineken N.V. ........................... 47,803 3,743,408
Security Shares Value
a
Netherlands (continued)
IMCD N.V. ............................. 10,185 $ 1,055,650
ING Groep N.V. .......................... 516,093 13,529,770
Koninklijke Ahold Delhaize N.V. ............... 158,389 6,409,130
Koninklijke KPN N.V. ...................... 679,583 3,261,686
Koninklijke Philips N.V. ..................... 136,449 3,737,893
NN Group N.V. .......................... 46,164 3,255,372
Prosus N.V. , Class N
(a)
..................... 232,564 16,445,770
QIAGEN N.V. ........................... 38,542 1,719,109
Randstad N.V. ........................... 20,816 887,579
Stellantis N.V. ........................... 353,347 3,279,614
Universal Music Group N.V. .................. 181,919 5,256,997
Wolters Kluwer N.V. ....................... 41,504 5,665,292
177,792,940
a
Norway  —  0 .9%
Aker BP ASA ............................ 51,130 1,297,646
DNB Bank ASA .......................... 147,038 4,007,667
Equinor ASA ............................ 146,993 3,584,585
Kongsberg Gruppen ASA ................... 76,196 2,435,020
Mowi ASA .............................. 76,631 1,621,175
Norsk Hydro ASA ......................... 232,196 1,578,728
Orkla ASA .............................. 131,335 1,373,084
Telenor ASA ............................ 111,749 1,854,305
Yara International ASA ..................... 28,845 1,057,284
18,809,494
a
Portugal  —  0 .2%
EDP SA ............................... 522,860 2,481,475
Galp Energia SGPS SA , Class B .............. 73,417 1,391,234
Jeronimo Martins SGPS SA .................. 47,849 1,164,894
5,037,603
a
Spain  —  5 .3%
ACS Actividades de Construccion y Servicios SA ... 34,429 2,759,765
Aena SME SA
(b)
.......................... 127,130 3,475,646
Amadeus IT Group SA ..................... 79,169 6,293,122
Banco Bilbao Vizcaya Argentaria SA ............ 1,002,653 19,320,767
Banco de Sabadell SA ..................... 924,759 3,609,527
Banco Santander SA ...................... 2,598,810 27,272,745
CaixaBank SA ........................... 668,739 7,063,165
Cellnex Telecom SA
(b)
...................... 102,370 3,545,834
Enagas SA ............................. 37,976 593,436
Endesa SA ............................. 57,217 1,827,850
Grifols SA , Class A ........................ 50,948 741,758
Iberdrola SA ............................ 1,074,066 20,331,359
Industria de Diseno Textil SA ................. 196,371 10,867,927
Naturgy Energy Group SA ................... 29,144 905,780
Redeia Corp. SA ......................... 58,427 1,128,090
Repsol SA ............................. 201,152 3,576,931
Telefonica SA ........................... 700,791 3,606,413
116,920,115
a
Sweden  —  4 .5%
AddTech AB , Class B ...................... 44,420 1,444,993
Alfa Laval AB ........................... 51,543 2,353,724
Assa Abloy AB , Class B .................... 173,322 6,032,967
Atlas Copco AB , Class A .................... 439,111 7,446,436
Atlas Copco AB , Class B .................... 272,425 4,099,304
Boliden AB
(a)
............................ 49,560 2,022,957
Epiroc AB , Class A ........................ 107,424 2,274,174
Epiroc AB , Class B ........................ 66,268 1,253,688
EQT AB ............................... 64,591 2,240,108
Essity AB , Class B ........................ 102,688 2,684,174
Evolution AB
(b)
........................... 25,261 2,079,585
Getinge AB , Class B ....................... 38,741 834,985

iShares
®
Europe ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Sweden (continued)
H & M Hennes & Mauritz AB , Class B ........... 83,552 $ 1,561,895
Hexagon AB , Class B ...................... 365,994 4,367,462
Industrivarden AB , Class A .................. 24,794 985,004
Industrivarden AB , Class C .................. 27,434 1,088,953
Investor AB , Class B ....................... 317,568 9,941,248
Lifco AB , Class B ......................... 39,912 1,351,408
Nibe Industrier AB , Class B .................. 273,127 1,079,525
Saab AB , Class B ........................ 54,793 3,366,604
Sandvik AB ............................. 186,879 5,220,536
Skandinaviska Enskilda Banken AB , Class A ...... 264,434 5,184,902
Skanska AB , Class B ...................... 61,140 1,586,942
SKF AB , Class B ......................... 58,872 1,464,216
SSAB AB , Class B ........................ 104,555 609,735
Svenska Cellulosa AB SCA , Class B ............ 101,028 1,337,258
Svenska Handelsbanken AB , Class A ........... 268,272 3,500,314
Swedbank AB , Class A ..................... 158,087 4,771,965
Tele2 AB , Class B ........................ 95,776 1,633,804
Telefonaktiebolaget LM Ericsson , Class B ........ 508,865 4,216,457
Telia Co. AB ............................ 409,001 1,560,325
Trelleborg AB , Class B ..................... 30,953 1,157,277
Volvo AB , Class B ........................ 276,389 7,948,280
98,701,205
a
Switzerland  —  14 .8%
ABB Ltd. , Registered ...................... 270,238 19,555,320
Adecco Group AG ........................ 28,199 794,440
Alcon AG .............................. 87,240 6,561,742
Baloise Holding AG , Registered ............... 7,262 1,797,315
Barry Callebaut AG , Registered ............... 614 845,608
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 175 2,675,519
Chocoladefabriken Lindt & Spruengli AG , Registered . 19 2,858,942
Cie Financiere Richemont SA , Class A, Registered .. 93,623 17,972,461
Coca-Cola HBC AG , Class DI
(a)
............... 34,813 1,642,428
DSM-Firmenich AG ....................... 43,588 3,718,855
Galderma Group AG ....................... 22,769 4,025,564
Geberit AG , Registered ..................... 5,495 4,149,831
Givaudan SA , Registered ................... 1,419 5,788,157
Glencore PLC
(a)
.......................... 1,682,858 7,750,613
Holcim AG
(a)
............................ 87,991 7,507,787
Julius Baer Group Ltd. ..................... 35,482 2,470,698
Kuehne + Nagel International AG , Registered ...... 9,210 1,723,536
Logitech International SA , Registered ........... 25,907 2,849,729
Lonza Group AG , Registered ................. 12,255 8,194,163
Nestle SA , Registered ..................... 449,367 41,267,724
Novartis AG , Registered .................... 331,605 42,637,217
Partners Group Holding AG .................. 3,802 4,974,577
Roche Holding AG , NVS .................... 122,625 40,832,098
Roche Holding AG , Bearer .................. 4,937 1,708,152
Sandoz Group AG ........................ 76,904 4,586,759
Schindler Holding AG , Participation Certificates , NVS 7,146 2,717,454
Schindler Holding AG , Registered .............. 3,428 1,240,419
SGS SA , Registered ....................... 28,912 3,004,530
SIG Group AG
(a)
.......................... 58,877 610,600
Sika AG , Registered ....................... 28,042 6,297,075
Sonova Holding AG ....................... 8,702 2,387,012
STMicroelectronics N.V. .................... 111,719 3,151,742
Straumann Holding AG , Registered ............. 19,721 2,114,200
Swatch Group AG (The) , Bearer ............... 4,827 912,293
Swatch Group AG (The) , Registered ............ 9,340 358,724
Swiss Life Holding AG ..................... 5,023 5,422,887
Swiss Prime Site AG , Registered .............. 14,136 1,980,295
Swiss Re AG ............................ 52,092 9,674,885
Swisscom AG , Registered ................... 4,374 3,179,241
Temenos AG , Registered ................... 9,635 782,547
Security Shares Value
a
Switzerland (continued)
UBS Group AG .......................... 530,073 $ 21,793,178
VAT Group AG
(b)
......................... 4,711 1,880,477
Zurich Insurance Group AG .................. 25,448 18,189,796
324,586,590
a
United Kingdom  —  22 .2%
3i Group PLC ........................... 169,809 9,360,372
Aberdeen Group PLC ...................... 322,338 858,035
Admiral Group PLC ....................... 47,092 2,125,412
Anglo American PLC ...................... 206,404 7,782,938
Ashtead Group PLC ....................... 74,206 4,976,352
Associated British Foods PLC ................ 50,072 1,383,555
AstraZeneca PLC ........................ 270,444 41,432,290
Auto Trader Group PLC
(b)
................... 151,569 1,610,160
Aviva PLC ............................. 531,332 4,915,240
BAE Systems PLC ........................ 525,244 14,620,911
Barclays PLC ........................... 2,458,391 12,649,207
Barratt Redrow PLC ....................... 246,239 1,295,503
Berkeley Group Holdings PLC ................ 17,307 894,512
BP PLC ............................... 2,767,877 15,892,181
British American Tobacco PLC ................ 347,522 18,483,749
British Land Co. PLC (The) .................. 179,278 842,954
BT Group PLC .......................... 981,103 2,524,080
Bunzl PLC ............................. 56,840 1,796,553
Burberry Group PLC
(a)
..................... 60,174 950,590
Centrica PLC ........................... 863,133 1,938,241
Compass Group PLC ...................... 296,061 10,091,457
Croda International PLC .................... 23,782 866,872
Diageo PLC ............................ 386,665 9,251,991
Diploma PLC ........................... 22,760 1,629,073
Entain PLC ............................. 114,126 1,348,793
GSK PLC .............................. 711,129 15,269,335
Haleon PLC ............................ 1,554,743 6,996,621
Halma PLC ............................. 65,963 3,070,624
HSBC Holdings PLC ...................... 3,029,747 42,759,167
ICG PLC .............................. 52,187 1,566,833
IMI PLC ............................... 44,477 1,373,751
Imperial Brands PLC ...................... 132,881 5,644,970
Informa PLC ............................ 228,025 2,824,383
InterContinental Hotels Group PLC ............. 26,803 3,240,760
Intertek Group PLC ....................... 26,859 1,709,679
J Sainsbury PLC ......................... 283,486 1,274,616
Johnson Matthey PLC ..................... 30,367 822,724
Kingfisher PLC .......................... 303,100 1,262,644
Land Securities Group PLC .................. 129,665 1,017,003
Legal & General Group PLC ................. 994,273 3,193,519
Lloyds Banking Group PLC .................. 10,425,555 11,797,392
London Stock Exchange Group PLC ............ 82,529 9,464,677
M&G PLC .............................. 378,543 1,290,947
Marks & Spencer Group PLC ................. 353,486 1,734,246
Melrose Industries PLC ..................... 211,676 1,742,701
Mondi PLC ............................. 78,551 1,086,524
National Grid PLC ........................ 865,316 12,433,432
NatWest Group PLC ....................... 1,407,401 9,940,966
Next PLC .............................. 19,920 3,320,739
Pearson PLC ........................... 115,323 1,640,016
Persimmon PLC ......................... 53,830 840,962
Phoenix Group Holdings PLC ................ 141,727 1,229,771
Reckitt Benckiser Group PLC ................. 118,713 9,141,131
RELX PLC ............................. 319,925 15,285,634
Rentokil Initial PLC ........................ 412,588 2,090,064
Rightmove PLC .......................... 136,490 1,303,457
Rio Tinto PLC ........................... 186,164 12,268,655
Rolls-Royce Holdings PLC .................. 1,469,803 23,625,970
Sage Group PLC (The) ..................... 167,809 2,489,361

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Europe ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Schroders PLC .......................... 155,566 $ 789,425
Segro PLC ............................. 236,840 2,092,728
Severn Trent PLC ........................ 45,683 1,592,808
Shell PLC .............................. 1,022,561 36,445,089
Smith & Nephew PLC ...................... 153,281 2,780,108
Smiths Group PLC ........................ 58,213 1,845,651
Spirax Group PLC ........................ 12,701 1,169,557
SSE PLC .............................. 191,192 4,484,540
St. James's Place PLC ..................... 93,709 1,603,876
Standard Chartered PLC .................... 330,681 6,417,706
Taylor Wimpey PLC ....................... 619,983 861,298
Tesco PLC ............................. 1,141,881 6,844,074
Unilever PLC ........................... 427,926 25,294,102
United Utilities Group PLC ................... 119,270 1,842,567
Vodafone Group PLC ...................... 3,550,845 4,129,285
Weir Group PLC (The) ..................... 44,537 1,642,850
Whitbread PLC .......................... 30,677 1,330,957
Wise PLC , Class A
(a)
....................... 120,845 1,684,615
WPP PLC .............................. 184,354 918,951
488,044,482
a
Total Common Stocks — 99.1%
(Cost: $ 1,832,627,266 ) ............................... 2,177,186,086
a
Preferred Stocks
Germany  —  0 .5%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 10,063 937,340
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b) (c)
19,051 923,652
Henkel AG & Co. KGaA , Preference Shares , NVS ... 28,529 2,301,900
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 27,342 1,077,485
Sartorius AG , Preference Shares , NVS .......... 4,192 979,991
Volkswagen AG , Preference Shares , NVS ........ 36,138 3,916,986
a
Total Preferred Stocks — 0.5%
(Cost: $ 17,189,794 ) ................................. 10,137,354
Security Shares Value
a
Rights
Denmark  —  0 .0%
Orsted A.S. (Expires 10/06/25, Strike Price DKK
66.60 )
(a)
............................. 507,165 $ 504,928
a
Total Rights — 0.0%
(Cost: $ 1,203,914 ) .................................. 504,928
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,851,020,974 ) ............................... 2,187,828,368
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(d) (e) (f)
...................... 268,023 268,158
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(d) (e)
............................ 929,267 929,267
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,197,431 ) .................................. 1,197,425
Total Investments —  99.6%
(Cost: $ 1,852,218,405 ) ............................... 2,189,025,793
Other Assets Less Liabilities — 0 .4% ...................... 8,179,971
Net Assets — 100.0% ................................. $ 2,197,205,764
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 192,009 $ 76,260
(a)
$ — $ (108) $ (3) $ 268,158 268,023 $ 21,789
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,970,000 — (1,040,733)
(a)
— — 929,267 929,267 43,294 —
$ (108) $ (3)
$ 1,197,425
$ 65,083 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Europe ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 83 12/19/25 $ 5,399 $ 113,262
FTSE 100 Index ...................................................................... 24 12/19/25 3,050 42,833
$ 156,095
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 156,095 $ — $ — $ — $ 156,095
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 557,023 $ — $ — $ — $ 557,023
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 317,302 $ — $ — $ — $ 317,302
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,394,541
a

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Europe ETF
8
2025
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,421,286  $ 2,174,764,800  $ —  $ 2,177,186,086
Preferred Stocks ......................................... —  10,137,354  —  10,137,354
Rights ................................................ 504,928  —  —  504,928
Short-Term Securities
Money Market Funds ...................................... 1,197,425  —  —  1,197,425
$ 4,123,639  $ 2,184,902,154  $ —  $ 2,189,025,793
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 156,095  $ —  $ —  $ 156,095
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Future AI & Tech ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Canada  —  2 .5%
CGI, Inc. .............................. 463,717 $ 41,303,700
a
France  —  2 .9%
Capgemini SE ........................... 4,422 645,070
Dassault Systemes SE ..................... 1,414,984 47,601,502
48,246,572
a
Ireland  —  2 .7%
Accenture PLC , Class A .................... 182,853 45,091,550
a
Israel  —  2 .7%
Camtek Ltd.
(a) (b)
.......................... 428,088 45,011,382
a
Japan  —  5 .3%
Advantest Corp. .......................... 575,900 56,981,103
Appier Group, Inc. ........................ 3,063,600 32,167,106
89,148,209
a
South Korea  —  0 .2%
NAVER Corp. ........................... 3,465 664,887
SK Hynix, Inc. ........................... 13,899 3,445,532
4,110,419
a
Taiwan  —  3 .7%
Alchip Technologies Ltd. .................... 300,000 34,462,505
Taiwan Semiconductor Manufacturing Co Ltd. ...... 623,000 27,061,758
61,524,263
a
United States  —  79 .8%
Adobe, Inc.
(a)
............................ 11,065 3,903,179
Advanced Micro Devices, Inc.
(a)
............... 466,882 75,536,839
Alphabet, Inc. , Class A ..................... 200,240 48,678,344
Amazon.com, Inc.
(a)
....................... 199,909 43,894,019
Amkor Technology, Inc. ..................... 1,403,618 39,862,751
Arista Networks, Inc.
(a)
..................... 505,496 73,655,822
Autodesk, Inc.
(a)
.......................... 143,027 45,435,387
Bentley Systems, Inc. , Class B ................ 693,661 35,709,668
Broadcom, Inc. .......................... 204,750 67,549,073
Cloudflare, Inc. , Class A
(a)
................... 7,830 1,680,240
Cognizant Technology Solutions Corp. , Class A ..... 656,244 44,014,285
Constellation Energy Corp. .................. 156,346 51,448,778
Crowdstrike Holdings, Inc. , Class A
(a)
............ 6,237 3,058,500
EPAM Systems, Inc.
(a)
...................... 237,173 35,763,317
Fortinet, Inc.
(a)
........................... 16,998 1,429,192
Intel Corp.
(a)
............................ 114,605 3,844,998
Security Shares Value
a
United States (continued)
International Business Machines Corp. .......... 182,502 $ 51,494,764
Marvell Technology, Inc. .................... 707,882 59,511,640
Meta Platforms, Inc. , Class A ................. 55,884 41,040,092
Micron Technology, Inc. ..................... 26,563 4,444,521
Microsoft Corp. .......................... 94,602 48,999,106
MongoDB, Inc. , Class A
(a)
................... 143,968 44,684,788
NVIDIA Corp. ........................... 420,019 78,367,145
Okta, Inc. , Class A
(a)
....................... 4,536 415,951
Onto Innovation, Inc.
(a)
..................... 350,453 45,285,537
Oracle Corp. ............................ 40,512 11,393,595
Palantir Technologies, Inc. , Class A
(a)
........... 299,357 54,608,704
Palo Alto Networks, Inc.
(a) (b)
.................. 16,830 3,426,925
PTC, Inc.
(a)
............................. 219,461 44,554,972
QUALCOMM, Inc. ........................ 28,406 4,725,622
SentinelOne, Inc. , Class A
(a)
.................. 8,510 149,861
ServiceNow, Inc.
(a)
........................ 5,298 4,875,643
Snowflake, Inc.
(a)
......................... 206,013 46,466,232
Super Micro Computer, Inc.
(a) (b)
................ 1,765,627 84,644,158
UiPath, Inc. , Class A
(a)
..................... 3,055,299 40,879,901
Vertiv Holdings Co. , Class A ................. 580,311 87,545,717
Zscaler, Inc.
(a)
........................... 2,577 772,224
1,333,751,490
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,368,546,170 ) ............................... 1,668,187,585
a
Short-Term Securities
Money Market Funds  —  4 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(c) (d) (e)
...................... 64,279,180 64,311,320
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................ 3,067,447 3,067,447
a
Total Short-Term Securities — 4.1%
(Cost: $ 67,380,139 ) ................................. 67,378,767
Total Investments —  103.9%
(Cost: $ 1,435,926,309 ) ............................... 1,735,566,352
Liabilities in Excess of Other Assets — ( 3 .9 ) % ............... (64,494,751)
Net Assets — 100.0% ................................. $ 1,671,071,601
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 58,805,361 $ 5,507,010
(a)
$ — $ (1,677) $ 626 $ 64,311,320 64,279,180 $ 63,969
(b)
$ —

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Future AI & Tech ETF
10
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... $ 1,020,000 $ 2,047,447
(a)
$ — $ — $ — $ 3,067,447 3,067,447 $ 66,387 $ —
$ (1,677) $ 626
$ 67,378,767
$ 130,356 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini NASDAQ 100 Index ............................................................... 5 12/19/25 $ 2,490 $ 5,818
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 5,818 $ — $ — $ — $ 5,818
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 409,192 $ — $ — $ — $ 409,192
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 33,909 $ — $ — $ — $ 33,909
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,702,953
a

iShares
®
Future AI & Tech ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,420,146,740  $ 248,040,845  $ —  $ 1,668,187,585
Short-Term Securities
Money Market Funds ...................................... 67,378,767  —  —  67,378,767
$ 1,487,525,507  $ 248,040,845  $ —  $ 1,735,566,352
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 5,818  $ —  $ —  $ 5,818
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2025
iShares
®
India 50 ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .3%
Bharat Electronics Ltd. ..................... 1,844,977 $ 8,398,036
a
Automobiles  —  7 .5%
Bajaj Auto Ltd. ........................... 57,096 5,581,708
Eicher Motors Ltd. ........................ 70,880 5,596,630
Mahindra & Mahindra Ltd. ................... 456,506 17,618,670
Maruti Suzuki India Ltd. .................... 67,593 12,208,348
Tata Motors Ltd. .......................... 1,075,981 8,244,849
49,250,205
a
Banks  —  29 .9%
Axis Bank Ltd. ........................... 1,475,152 18,792,612
HDFC Bank Ltd. ......................... 7,867,287 84,311,328
ICICI Bank Ltd. .......................... 3,675,816 55,707,898
Kotak Mahindra Bank Ltd. ................... 757,531 16,984,812
State Bank of India ........................ 2,137,213 20,980,419
196,777,069
a
Chemicals  —  0 .9%
Asian Paints Ltd. ......................... 232,941 6,164,694
a
Construction & Engineering  —  3 .8%
Larsen & Toubro Ltd. ...................... 604,929 24,937,308
a
Construction Materials  —  2 .2%
Grasim Industries Ltd. ...................... 196,815 6,112,819
UltraTech Cement Ltd. ..................... 61,147 8,419,550
14,532,369
a
Consumer Finance  —  3 .1%
Bajaj Finance Ltd. ........................ 1,370,513 15,420,300
Shriram Finance Ltd. ...................... 721,237 5,000,949
20,421,249
a
Electric Utilities  —  1 .1%
Power Grid Corp. of India Ltd. ................ 2,333,253 7,361,270
a
Financial Services  —  1 .9%
Bajaj Finserv Ltd. ......................... 294,023 6,642,996
Jio Financial Services Ltd. ................... 1,688,122 5,565,843
12,208,839
a
Food Products  —  1 .4%
Nestle India Ltd. ......................... 369,331 4,794,866
Tata Consumer Products Ltd. ................. 335,486 4,268,495
9,063,361
a
Health Care Providers & Services  —  1 .4%
Apollo Hospitals Enterprise Ltd. ............... 52,043 4,345,886
Max Healthcare Institute Ltd. ................. 382,893 4,807,037
9,152,923
a
Hotels, Restaurants & Leisure  —  2 .0%
Eternal Ltd.
(a)
............................ 3,586,794 13,167,600
a
Independent Power and Renewable Electricity Producers  —  1 .4%
NTPC Ltd. ............................. 2,442,205 9,365,087
a
Insurance  —  1 .4%
HDFC Life Insurance Co. Ltd.
(b)
............... 552,740 4,707,019
SBI Life Insurance Co. Ltd.
(b)
................. 231,093 4,662,999
9,370,018
a
Security Shares Value
a
IT Services  —  9 .9%
HCL Technologies Ltd. ..................... 545,742 $ 8,519,814
Infosys Ltd. ............................. 1,855,763 30,183,014
Tata Consultancy Services Ltd. ............... 526,080 17,123,536
Tech Mahindra Ltd. ....................... 327,015 5,164,945
Wipro Ltd. .............................. 1,469,719 3,965,252
64,956,561
a
Metals & Mining  —  3 .1%
Hindalco Industries Ltd. .................... 746,055 6,402,689
JSW Steel Ltd. .......................... 482,536 6,213,487
Tata Steel Ltd. ........................... 4,259,752 8,101,212
20,717,388
a
Oil, Gas & Consumable Fuels  —  9 .7%
Coal India Ltd. ........................... 1,169,790 5,140,091
Oil & Natural Gas Corp. Ltd. ................. 2,000,926 5,393,202
Reliance Industries Ltd. .................... 3,487,113 53,561,367
64,094,660
a
Passenger Airlines  —  1 .1%
InterGlobe Aviation Ltd.
(b)
................... 112,530 7,074,384
a
Personal Care Products  —  2 .0%
Hindustan Unilever Ltd. ..................... 457,151 12,948,565
a
Pharmaceuticals  —  2 .9%
Cipla Ltd. .............................. 289,726 4,915,514
Dr Reddy's Laboratories Ltd. ................. 313,816 4,353,795
Sun Pharmaceutical Industries Ltd. ............. 542,837 9,772,073
19,041,382
a
Specialty Retail  —  0 .9%
Trent Ltd. .............................. 114,337 6,019,100
a
Textiles, Apparel & Luxury Goods  —  1 .2%
Titan Co. Ltd. ........................... 212,566 8,059,123
a
Tobacco  —  3 .4%
ITC Ltd. ............................... 4,962,929 22,434,391
a
Trading Companies & Distributors  —  0 .6%
Adani Enterprises Ltd. ..................... 134,175 3,789,230
a
Transportation Infrastructure  —  0 .9%
Adani Ports & Special Economic Zone Ltd. ........ 380,159 6,010,150
a
Wireless Telecommunication Services  —  4 .5%
Bharti Airtel Ltd. .......................... 1,403,949 29,692,801
a
Total Long-Term Investments — 99.5%
(Cost: $ 504,044,089 ) ................................ 655,007,763
a
Short-Term Securities
Money Market Funds  —  3 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(c) (d)
............................ 20,208,087 20,208,087
a
Total Short-Term Securities — 3.1%
(Cost: $ 20,208,087 ) ................................. 20,208,087
Total Investments — 102.6%
(Cost: $ 524,252,176 ) ................................ 675,215,850
Liabilities in Excess of Other Assets — ( 2 .6 ) % ............... (17,241,266)
Net Assets — 100.0% ................................. $ 657,974,584

iShares
®
India 50 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 10,220,000 $ 9,988,087
(a)
$ — $ — $ — $ 20,208,087 20,208,087 $ 609,536 $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC Nifty 50 Index ................................................................... 26 10/28/25 $ 1,288 $ (4,888)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 4,888 $ — $ — $ — $ 4,888
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 19,460 $ — $ — $ — $ 19,460
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 40,595 $ — $ — $ — $ 40,595

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
India 50 ETF
14
2025
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 874,374
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 4,807,037 $ 650,200,726 $ — $ 655,007,763
Short-Term Securities
Money Market Funds .......................................... 20,208,087 — — 20,208,087
$ 25,015,124 $ 650,200,726 $ — $ 675,215,850
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (4,888) $ — $ — $ (4,888)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Latin America 40 ETF
Schedule of Investments
(unaudited)
September 30, 2025
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  56 .6%
Ambev SA , ADR ......................... 16,011,160 $ 35,704,887
B3 SA - Brasil Bolsa Balcao .................. 19,814,348 49,887,221
Banco Bradesco SA , ADR ................... 19,895,772 67,247,709
Banco do Brasil SA ....................... 10,780,667 44,745,161
Centrais Eletricas Brasileiras SA ............... 3,434,429 33,890,969
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 1,722,963 42,787,171
Gerdau SA , ADR ......................... 4,928,089 15,277,076
Itau Unibanco Holding SA , ADR ............... 20,054,873 147,202,768
Localiza Rent a Car SA ..................... 3,258,548 24,153,266
NU Holdings Ltd. , Class A
(a)
.................. 14,176,703 226,969,015
Petroleo Brasileiro SA , ADR ................. 8,299,084 98,095,173
Petroleo Brasileiro SA , ADR ................. 7,000,045 88,620,570
Rede D'Or Sao Luiz SA
(b)
................... 3,789,759 29,963,466
Telefonica Brasil SA , NVS , ADR ............... 1,396,024 17,799,306
Vale SA , ADR ........................... 13,491,049 146,512,792
WEG SA .............................. 5,527,103 37,998,346
1,106,854,896
a
Chile  —  7 .2%
Banco de Chile .......................... 174,827,774 26,547,025
Banco Santander Chile , ADR ................. 584,920 15,500,380
Cencosud SA ........................... 4,644,911 13,219,474
Empresas CMPC SA ...................... 4,138,574 6,100,108
Empresas Copec SA ...................... 1,369,331 10,029,713
Enel Americas SA ........................ 72,652,174 7,329,978
Falabella SA ............................ 3,114,910 18,467,270
Latam Airlines Group SA .................... 948,886,055 21,557,221
Sociedad Quimica y Minera de Chile SA , ADR
(a) (c)
... 537,328 23,094,357
141,845,526
a
Colombia  —  2 .1%
Ecopetrol SA , ADR
(c)
....................... 928,163 8,548,381
Grupo Cibest SA , ADR
(c)
.................... 425,259 22,087,953
Interconexion Electrica SA ESP ............... 1,666,982 9,932,686
40,569,020
a
Mexico  —  25 .7%
America Movil SAB de CV , Class B ............. 68,141,635 71,328,536
Arca Continental SAB de CV ................. 1,852,600 19,424,810
Cemex SAB de CV , NVS .................... 56,951,848 51,001,191
Fibra Uno Administracion SA de CV ............ 10,307,905 15,191,545
Fomento Economico Mexicano SAB de CV ....... 6,391,766 63,029,406
Grupo Bimbo SAB de CV , Class A ............. 5,182,518 18,405,601
Grupo Carso SAB de CV , Series A1 ............ 2,035,731 14,536,410
Grupo Financiero Banorte SAB de CV , Class O .... 9,101,666 91,685,114
Grupo Mexico SAB de CV , Class B ............. 11,715,695 102,177,673
Security Shares Value
a
Mexico (continued)
Wal-Mart de Mexico SAB de CV ............... 18,258,972 $ 56,401,564
503,181,850
a
Peru  —  3 .5%
Credicorp Ltd. ........................... 255,667 68,079,009
a
United States  —  1 .9%
Southern Copper Corp. ..................... 305,555 37,082,155
a
Total Common Stocks — 97.0%
(Cost: $ 1,783,386,514 ) ............................... 1,897,612,456
a
Preferred Stocks
Brazil  —  2 .4%
Itausa SA , Preference Shares , NVS ............ 21,446,955 46,220,409
a
Total Preferred Stocks — 2.4%
(Cost: $ 32,598,938 ) ................................. 46,220,409
a
Total Long-Term Investments — 99.4%
(Cost: $ 1,815,985,452 ) ............................... 1,943,832,865
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(d) (e) (f)
...................... 25,799,021 25,811,920
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.09%
(d) (e)
............................ 3,895,108 3,895,108
a
Total Short-Term Securities — 1.5%
(Cost: $ 29,705,608 ) ................................. 29,707,028
Total Investments —  100.9%
(Cost: $ 1,845,691,060 ) ............................... 1,973,539,893
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (17,527,008)
Net Assets — 100.0% ................................. $ 1,956,012,885
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 28,297,381 $ — $ (2,486,647)
(a)
$ (234) $ 1,420 $ 25,811,920 25,799,021 $ 540,267
(b)
$ —

Schedule of Investments
(unaudited) (continued)
September 30, 2025
iShares
®
Latin America 40 ETF
16
2025
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
  Shares Held
at 09/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares . $ 3,220,000 $ 675,108
(a)
$ — $ — $ — $ 3,895,108 3,895,108 $ 71,443 $ —
$ (234) $ 1,420
$ 29,707,028
$ 611,710 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mexican BOLSA Index .................................................................. 107 12/19/25 $ 3,706 $ 56,475
MSCI Brazil Index ..................................................................... 118 12/19/25 7,366 100,045
$ 156,520
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 156,520 $ — $ — $ — $ 156,520
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 2,258,260 $ — $ — $ — $ 2,258,260
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 306,897 $ — $ — $ — $ 306,897
Futures contracts
Average notional value of contracts — long ................................................................................... $ 12,759,296
a

iShares
®
Latin America 40 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2025
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,846,705,940  $ 50,906,516  $ —  $ 1,897,612,456
Preferred Stocks ......................................... 46,220,409  —  —  46,220,409
Short-Term Securities
Money Market Funds ...................................... 29,707,028  —  —  29,707,028
$ 1,922,633,377  $ 50,906,516  $ —  $ 1,973,539,893
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 156,520  $ —  $ —  $ 156,520
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

18
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
September 30, 2025
See notes to financial statements.
iShares
Europe ETF
iShares
Future AI & Tech
ETF
iShares
India 50 ETF
iShares
Latin America 40
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 2,187,828,368  $ 1,668,187,585  $ 655,007,763  $ 1,943,832,865
Investments, at value — affiliated
(c)
........................................ 1,197,425  67,378,767  20,208,087  29,707,028
Cash ............................................................ 221,183  7,082  786,600  1,573,892
Cash pledged:
Futures contracts .................................................. —  153,000  73,000  577,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. 543,979  —  —  315,232
Foreign currency, at value
(e)
............................................. 3,343,028  1,139,218  12,537,667  3,875,975
Receivables:
Investments sold .................................................. 26,898  1,857,923  —  8,244,713
Securities lending income — affiliated .................................... 1,663  10,862  —  69,455
Capital shares sold ................................................. —  307,371  —  6,123,711
Dividends — unaffiliated ............................................. 693,235  503,450  —  6,606,991
Dividends — affiliated ............................................... 2,178  7,501  99,454  11,208
Tax reclaims ..................................................... 4,694,083  67,594  —  —
Variation margin on futures contracts ..................................... 15,564  67,400  —  —
Total assets .......................................................
2,198,567,604  1,739,687,753  688,712,571  2,000,938,070
LIABILITIES
Collateral on securities loaned ........................................... 267,496  64,310,902  —  25,810,649
Payables:
Investments purchased .............................................. —  3,728,931  —  18,371,529
Deferred foreign capital gain tax ........................................ —  —  30,380,956  —
Investment advisory fees ............................................. 1,086,812  576,319  352,143  712,928
Professional fees .................................................. 7,532  —  —  —
Variation margin on futures contracts ..................................... —  —  4,888  30,079
Total liabilities ......................................................
1,361,840  68,616,152  30,737,987  44,925,185
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 2,197,205,764  $ 1,671,071,601  $ 657,974,584  $ 1,956,012,885
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 2,246,321,150  $ 1,423,004,351  $ 243,448,966  $ 3,024,462,923
Accumulated earnings (loss) ............................................ (49,115,386) 248,067,250  414,525,618  (1,068,450,038)
NET ASSETS ......................................................
$ 2,197,205,764  $ 1,671,071,601  $ 657,974,584  $ 1,956,012,885
NET ASSET VALUE
Shares outstanding .................................................. 33,450,000  36,550,000  12,950,000  67,750,000
Net asset value ..................................................... $ 65.69  $ 45.72  $ 50.81  $ 28.87
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 244,314  $ 63,008,291  $ —  $ 24,896,241
(b)
Investments, at cost — unaffiliated ...................................... $ 1,851,020,974  $ 1,368,546,170  $ 504,044,089  $ 1,815,985,452
(c)
Investments, at cost — affiliated ........................................ $ 1,197,431  $ 67,380,139  $ 20,208,087  $ 29,705,608
(d)
Foreign currency collateral pledged, at cost ................................ $ 540,869  $ —  $ —  $ 308,892
(e)
Foreign currency, at cost ............................................. $ 3,348,656  $ 1,140,438  $ 12,537,610  $ 3,866,977

19
Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended September 30, 2025
See notes to financial statements.
iShares
Europe ETF
iShares
Future AI & Tech
ETF
iShares
India 50 ETF
iShares
Latin America 40
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 45,463,317  $ 2,675,208  $ 6,342,491  $ 45,631,263
Dividends — affiliated .............................................. 43,294  66,387  609,536  71,443
Interest — unaffiliated .............................................. 13,729  17,289  3,069  16,214
Securities lending income — affiliated — net ............................... 21,789  63,969  —  540,267
Foreign taxes withheld ............................................. (4,393,121) (49,107) (1,489,214) (4,255,829)
Foreign withholding tax claims ........................................ 75,177  —  —  —
Total investment income ..............................................
41,224,185  2,773,746  5,465,882  42,003,358
EXPENSES
Investment advisory ............................................... 6,487,626  2,589,668  2,774,780  3,922,669
Professional .................................................... 8,417  —  —  —
Commitment costs ................................................ —  338  3,354  7,332
Interest expense ................................................. 12  1,488  —  6
Total expenses .................................................... 6,496,055  2,591,494  2,778,134  3,930,007
Net investment income ...............................................
34,728,130  182,252  2,687,748  38,073,351
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ (8,264,446) 12,600,285  796,491  (19,251,327)
Investments — affiliated ........................................... (108) (1,677) —  (234)
Foreign currency transactions ....................................... 468,700  25,967  (249,849) 171,438
Futures contracts ............................................... 557,023  409,192  19,460  2,258,260
In-kind redemptions — unaffiliated
(b)
................................... 68,741,987  6,871,262  —  28,175,366
61,503,156  19,905,029  566,102  11,353,503
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ 207,688,703  368,893,290  (4,620,902) 320,260,707
Investments — affiliated ........................................... (3) 626  —  1,420
Foreign currency translations ....................................... 378,768  7,062  (22,761) 3,868
Futures contracts ............................................... 317,302  33,909  40,595  306,897
208,384,770  368,934,887  (4,603,068) 320,572,892
Net realized and unrealized gain (loss) ....................................
269,887,926  388,839,916  (4,036,966) 331,926,395
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 304,616,056  $ 389,022,168  $ (1,349,218) $ 369,999,746
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ —  $ —  $ (1,203,711) $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of increase in deferred foreign capital gain tax of ......................... $ —  $ —  $ (9,152,787) $ —

20
2025
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Europe ETF
iShares
Future AI & Tech ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months
Ended
09/30/25
(unaudited)
Period From
08/01/24 to
03/31/25
(a)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ...................... $ 34,728,130  $ 41,889,501  $ 182,252  $ 464,576  $ 4,445,917
Net realized gain (loss) ...................... 61,503,156  27,545,721  19,905,029  22,898,849  (7,625,937)
Net change in unrealized appreciation (depreciation) .. 208,384,770  40,009,513  368,934,887  (103,196,637) (3,661,637)
Net increase (decrease) in net assets resulting from
operations ................................
304,616,056  109,444,735  389,022,168  (79,833,212) (6,841,657)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to
shareholders ...............................
(39,884,469)
(c)
(48,450,589) (492)
(c)
(1,280,254) (4,879,653)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital
share transactions ...........................
(17,514,827) 193,010,909  513,458,460  211,504,213  138,902,356
NET ASSETS
Total increase in net assets ..................... 247,216,760  254,005,055  902,480,136  130,390,747  127,181,046
Beginning of period ..........................
1,949,989,004  1,695,983,949  768,591,465  638,200,718  511,019,672
End of period ..............................
$ 2,197,205,764  $ 1,949,989,004  $ 1,671,071,601  $ 768,591,465  $ 638,200,718
(a)
The Fund’s fiscal year-end changed from July 31 to March 31.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

21
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
India 50 ETF
iShares
Latin America 40 ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................ $ 2,687,748  $ 3,021,479  $ 38,073,351  $ 81,925,035
Net realized gain (loss) ........................................ 566,102  4,558,420  11,353,503  (51,127,317)
Net change in unrealized appreciation (depreciation) .................... (4,603,068) (12,820,727) 320,572,892  (239,073,891)
Net increase (decrease) in net assets resulting from operations ...............
(1,349,218) (5,240,828) 369,999,746  (208,276,173)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .............
—  (2,149,665) (38,407,622)
(b)
(86,187,509)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .....
13,572,656  (214,151,738) 282,010,648  (90,257,347)
NET ASSETS
Total increase (decrease) in net assets ............................... 12,223,438  (221,542,231) 613,602,772  (384,721,029)
Beginning of period ............................................
645,751,146  867,293,377  1,342,410,113  1,727,131,142
End of period ................................................
$ 657,974,584  $ 645,751,146  $ 1,956,012,885  $ 1,342,410,113
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

22
2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Europe ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period ..
$ 58.04  $ 55.61  $ 50.08  $ 50.17  $ 50.25  $ 35.42
Net investment income
(a)
.......... 0 .99
(b)
1 .39
(b)
1 .40
(b)
1 .45
(b)
1 .24
(b)
0 .85
Net realized and unrealized gain (loss)
(c)
7 .78  2 .66  5 .59  ( 0 .15 ) 0 .21  14.82
Net increase from investment operations .
8 .77  4 .05  6 .99  1 .30  1 .45  15.67
Distributions from net investment income
(d)
( 1 .12 )
(e)
( 1 .62 ) ( 1 .46 ) ( 1 .39 ) ( 1 .53 ) ( 0 .84 )
Net asset value, end of period .......
$ 65.69  $ 58.04  $ 55.61  $ 50.08  $ 50.17  $ 50.25
Total Return
(f)
– – – – – –
Based on net asset value ...........
15.21%
(b) (g)
7 .44%
(b)
14.32%
(b)
2 .87%
(b)
2 .69%
(b)
44.70%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ..................
0 .59%
(i)
0 .60% 0 .61% 0 .67% 0 .63% 0 .60%
Total expenses excluding professional fees
for foreign withholding tax claims .....
0 .59%
(i)
0 .60% 0 .59% 0 .59% 0 .58% 0 .59%
Net investment income .............
3 .16%
(b) (i)
2 .48%
(b)
2 .75%
(b)
3 .21%
(b)
2 .34%
(b)
1 .94%
Supplemental Data
Net assets, end of period (000) .......
$ 2,197,206  $ 1,949,989  $ 1,695,984  $ 1,832,933  $ 1,943,979  $ 1,665,944
Portfolio turnover rate
(j)
.............
2% 4% 5% 5% 5% 5%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30, 2025 and the years ended March 31, 2025, March 31, 2024, March 31, 2023 and March 31, 2022, respectively:
• Net investment income per share by $0.00, $0.01, $0.04, $0.27 and $0.18.
• Total return by 0.00%, 0.01%, 0.10%, 0.56% and 0.36%.
• Ratio of net investment income to average net assets by 0.01%, 0.01%, 0.08%, 0.60% and 0.34%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

23
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Future AI & Tech ETF
Six Months
Ended
09/30/25
(unaudited)
Period From
08/01/24 to
03/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period
$ 31.50  $ 33.59  $ 34.53  $ 28.37  $ 43.34  $ 31.43  $ 24.99
Net investment income
(b)
........ 0 .01  0 .02  0 .25  0 .30  0 .11  0 .17  0 .11
Net realized and unrealized gain
(loss)
(c)
..................
14.21  ( 2 .04 ) ( 0 .92 ) 6 .07  (14.03) 12.00  6 .44
Net increase (decrease) from investment
operations ..................
14.22  ( 2 .02 ) ( 0 .67 ) 6 .37  (13.92) 12.17  6 .55
Distributions from net investment
income
(d)
.................... ( 0 .00 )
(e) (f)
( 0 .07 ) ( 0 .27 ) ( 0 .21 ) ( 1 .05 ) ( 0 .26 ) ( 0 .11 )
Net asset value, end of period .....
$ 45.72  $ 31.50  $ 33.59  $ 34.53  $ 28.37  $ 43.34  $ 31.43
Total Return
(g)
– – – – – – –
Based on net asset value .........
45.14%
(h)
( 6 .04 ) %
(h)
( 1 .95 ) %
(i)
22.55%
(i)
(32.79) % 38.79% 26.27%
Ratios to Average Net Assets
(j)
– – – – – – –
Total expenses ................
0 .47%
(k)
0 .47%
(k)
0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Net investment income ...........
0 .03%
(k)
0 .10%
(k)
0 .76%
(i)
1 .02%
(i)
0 .29% 0 .42% 0 .40%
Supplemental Data
Net assets, end of period (000) .....
$ 1,671,072  $ 768,591  $ 638,201  $ 511,020  $ 261,007  $ 433,445  $ 157,172
Portfolio turnover rate
(l)
...........
20% 119% 40% 35% 58% 42% 34%
(a)
The Fund’s fiscal year-end changed from July 31 to March 31.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Rounds to less than $0.01.
(f)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024 and July 31,
2023, respectively:
• Total return by 0.00% and 0.01%.
• Ratio of net investment income to average net assets by 0.01% and 0.01%.
(j)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k)
Annualized.
(l)
Portfolio turnover rate excludes in-kind transactions, if any.

24
2025
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares India 50 ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Net asset value, beginning of period .......
$ 50.85  $ 50.42  $ 41.20  $ 46.38  $ 44.60  $ 25.87
Net investment income
(b)
............... 0 .21  0 .17  0 .11  0 .11  0 .05  0 .02
Net realized and unrealized gain (loss)
(c)
.....
( 0 .25 ) 0 .38  9 .30  ( 3 .70 ) 5 .10  18.74
Net increase (decrease) from investment
operations .........................
( 0 .04 ) 0 .55  9 .41  ( 3 .59 ) 5 .15  18.76
Distributions
(d)
– – – – – –
From net investment income ............ —  ( 0 .04 ) ( 0 .07 ) —  ( 3 .37 ) ( 0 .03 )
From net realized gains ................ —  ( 0 .08 ) ( 0 .12 ) ( 1 .59 ) —  —
Total distributions .....................
—  ( 0 .12 ) ( 0 .19 ) ( 1 .59 ) ( 3 .37 ) ( 0 .03 )
Net asset value, end of period ............
$ 50.81  $ 50.85  $ 50.42  $ 41.20  $ 46.38  $ 44.60
Total Return
(e)
– – – – – –
Based on net asset value ................
( 0 .09 ) %
(f)
1 .07% 22.90% ( 7 .92 ) % 11.57% 72.59%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .81%
(h)
0 .89% 0 .89% 0 .93%
(i)
0 .89% 0 .90%
Net investment income ..................
0 .79%
(h)
0 .33% 0 .25% 0 .25% 0 .10% 0 .06%
Supplemental Data
Net assets, end of period (000) ............
$ 657,975  $ 645,751  $ 867,293  $ 576,772  $ 663,228  $ 691,284
Portfolio turnover rate
(j)
..................
11% 17% 10% 108% 12% 8%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.89%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

25
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Latin America 40 ETF
Six Months
Ended
09/30/25
(unaudited)
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Net asset value, beginning of period ......
$ 23.55  $ 28.43  $ 23.88  $ 30.36  $ 27.56  $ 18.34
Net investment income
(a)
.............. 0 .59  1 .50  1 .63  2 .69  1 .70  0 .68
Net realized and unrealized gain (loss)
(b)
....
5 .33  ( 4 .82 ) 4 .26  ( 6 .26 ) 3 .09  9 .09
Net increase (decrease) from investment
operations ........................
5 .92  ( 3 .32 ) 5 .89  ( 3 .57 ) 4 .79  9 .77
Distributions from net investment income
(c)
.... ( 0 .60 )
(d)
( 1 .56 ) ( 1 .34 ) ( 2 .91 ) ( 1 .99 ) ( 0 .55 )
Net asset value, end of period ...........
$ 28.87  $ 23.55  $ 28.43  $ 23.88  $ 30.36  $ 27.56
Total Return
(e)
– – – – – –
Based on net asset value ...............
25.44%
(f)
(11.48) % 24.91% (11.29) % 19.25% 53.62%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .47%
(h)
0 .47% 0 .48% 0 .48% 0 .47% 0 .48%
Net investment income .................
4 .60%
(h)
6 .04% 6 .07% 10.76% 6 .07% 2 .78%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,956,013  $ 1,342,410  $ 1,727,131  $ 1,003,133  $ 1,738,190  $ 1,770,590
Portfolio turnover rate
(i)
.................
7% 18% 7% 24% 27% 20%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
26
2025
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Basis of Consolidation: The accompanying consolidated financial statements for India 50 included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On March 29, 2023, India 50 filed to liquidate its Subsidiary with the Mauritius
Financial Services Commission.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
iShares ETF
Diversification
Classification
Europe ............................................................................................................ Diversified
Future AI & Tech ..................................................................................................... Diversified
India 50 ........................................................................................................... Non-diversified
Latin America 40 ..................................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) ( continued)
27
Notes to Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the
Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements
(unaudited) (continued)
28
2025
iShares Semi-Annual Financial Statements and Additional Information
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Europe
Goldman Sachs & Co. LLC ......................................... $ 19,005 $ (19,005) $ — $ —
Morgan Stanley ................................................. 79,124 (79,124) — —
Nomura Securities International, Inc. ................................... 146,185 (146,185) — —
$ 244,314 $ (244,314)
$ —
$ —
a
Future AI & Tech
Barclays Bank PLC ............................................... 1,119,910 (1,119,910) — —
Citigroup Global Markets, Inc. ........................................ 2,039,051 (2,039,051) — —
Goldman Sachs & Co. LLC ......................................... 31,440,086 (31,440,086) — —
J.P. Morgan Securities LLC ......................................... 28,409,244 (28,148,679) — 260,565
$ 63,008,291 $ (62,747,726)
$ —
$ 260,565
a
Latin America 40
BNP Paribas SA ................................................. 1,672,643 (1,672,643) — —
Citigroup Global Markets, Inc. ........................................ 1,512,896 (1,512,896) — —
Goldman Sachs & Co. LLC ......................................... 5,114,620 (5,114,620) — —
J.P. Morgan Securities LLC ......................................... 562,731 (562,731) — —
Jefferies LLC ................................................... 184,814 (184,814) — —
Morgan Stanley ................................................. 8,958,115 (8,958,115) — —
UBS Securities LLC .............................................. 6,786,542 (6,786,542) — —
Virtu Americas LLC ............................................... 103,880 (103,880) — —
$ 24,896,241 $ (24,896,241)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)
29
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Prior to August 1, 2025, for its investment advisory services to the iShares India 50 ETF, BFA was entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF Investment Advisory Fees
Future AI & Tech . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47%
India 50 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65
Aggregate Average Daily Net Assets Investment Advisory Fees
First $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6000%
Over $12 billion, up to and including $18 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.570000
Over $18 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.541500
Over $24 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.514425
Over $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.488703
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5000%
Over $46 billion, up to and including $81 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.475000
Over $81 billion, up to and including $111 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.451250
Over $111 billion, up to and including $141 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.428687
Over $141 billion, up to and including $171 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.407253
Over $171 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.386890

Notes to Financial Statements
(unaudited) (continued)
30
2025
iShares Semi-Annual Financial Statements and Additional Information
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to August 11, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Europe ETF. Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Future AI & Tech ETF, iShares India 50 ETF, and iShares Latin America 40 ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Future AI & Tech ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Europe ETF, iShares India 50 ETF and iShares Latin America 40 ETF (the “Group 2 Funds”), retains
82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
Europe ........................................................................................................... $ 5,291
Future AI & Tech .................................................................................................... 24,848
Latin America 40 .................................................................................................... 122,205
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Europe .......................................................................
$ 6,789,065  $ 3,745,615  $ (531,607)
Future AI & Tech ................................................................
62,379,671  76,880,725  8,707,468
Latin America 40 ................................................................
599,274  553,027  4,943

Notes to Financial Statements
(unaudited) ( continued)
31
Notes to Financial Statements
7. Purchases and Sales
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Future AI & Tech ETF, iShares India 50 ETF and iShares Latin America ETF, along with certain other iShares funds (“Participating Funds”), is a party to a
$800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight
Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended September 30, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
iShares ETF Purchases Sales
Europe ......................................................................................... $ 75,342,586  $ 44,288,784
Future AI & Tech .................................................................................. 246,339,562  223,109,677
India 50 ........................................................................................ 76,529,015  70,773,906
Latin America 40 .................................................................................. 189,356,919  121,368,228
iShares ETF In-kind Purchases In-kind Sales
Europe ......................................................................................... $ 115,952,257  $ 166,222,688
Future AI & Tech .................................................................................. 507,314,755  18,209,732
Latin America 40 .................................................................................. 384,417,974  171,431,870
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Qualified Late-Year
Ordinary Losses
(b)
Europe ........................................................................................
$ (430,463,010) $ —
Future AI & Tech .................................................................................
(70,716,455) —
India 50 .......................................................................................
—  (1,099,962)
Latin America 40 .................................................................................
(1,138,514,823) —
(a)
Amounts available to offset future realized capital gains.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Europe ..................................................... $ 1,875,614,311  $ 497,849,505  $ (184,281,928) $ 313,567,577
Future AI & Tech .............................................. 1,436,913,093  329,043,436  (30,384,359) 298,659,077
India 50 .................................................... 271,009,026  427,461,795  (23,259,859) 404,201,936
Latin America 40 .............................................. 1,925,652,553  275,179,157  (227,135,297) 48,043,860

Notes to Financial Statements
(unaudited) (continued)
32
2025
iShares Semi-Annual Financial Statements and Additional Information
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.

Notes to Financial Statements
(unaudited) ( continued)
33
Notes to Financial Statements
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Europe
Shares sold ......................................................... 2,500,000  $ 153,916,268  5,850,000  $ 343,299,228
Shares redeemed ..................................................... (2,650,000) (171,431,095) (2,750,000) (150,288,319)
(150,000) $ (17,514,827) 3,100,000  $ 193,010,909
Six Months Ended
09/30/25
Period From
08/01/24 to
03/31/25
(a)
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount Shares Amount
Future AI & Tech
Shares sold ......................... 12,600,000  $ 532,512,277  6,800,000  $ 256,563,491  5,000,000  $ 165,766,335
Shares redeemed ..................... (450,000) (19,053,817) (1,400,000) (45,059,278) (800,000) (26,863,979)
12,150,000  $ 513,458,460  5,400,000  $ 211,504,213  4,200,000  $ 138,902,356
Six Months Ended
09/30/25
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
India 50
Shares sold ......................................................... 950,000  $ 49,913,969  950,000  $ 50,951,567
Shares redeemed ..................................................... (700,000) (36,341,313) (5,450,000) (265,103,305)
250,000  $ 13,572,656  (4,500,000) $ (214,151,738)
Latin America 40
Shares sold ......................................................... 19,750,000  $ 506,279,837  18,250,000  $ 449,963,074
Shares redeemed ..................................................... (9,000,000) (224,269,189) (22,000,000) (540,220,421)
10,750,000  $ 282,010,648  (3,750,000) $ (90,257,347)

Notes to Financial Statements
(unaudited) (continued)
34
2025
iShares Semi-Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of September 30, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the iShares Europe ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
During the period, the iShares Europe ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2023, and the related tax compliance fee, including interest, was paid to the IRS.
13. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.
(a)
The Fund’s fiscal year-end changed from July 31 to March 31.

Additional Information
35
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
36
2025
iShares Semi-Annual Financial Statements and Additional Information
iShares Europe ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December
9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
37
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
38
2025
iShares Semi-Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Future AI & Tech ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
( continued)
39
Board Review and Approval of Investment Advisory Contract
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
(continued)
40
2025
iShares Semi-Annual Financial Statements and Additional Information
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares India 50 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In

Board Review and Approval of Investment Advisory Contract
( continued)
41
Board Review and Approval of Investment Advisory Contract
that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.
However, the Board noted that during the June 10-11, 2025 meeting, BFA and the Board agreed to a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided

Board Review and Approval of Investment Advisory Contract
(continued)
42
2025
iShares Semi-Annual Financial Statements and Additional Information
by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Latin America 40 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December
9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
43
Board Review and Approval of Investment Advisory Contract
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Board Review and Approval of Investment Advisory Contract
(continued)
44
2025
iShares Semi-Annual Financial Statements and Additional Information
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
45
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., NSE Indices Ltd., or S&P
Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the
iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: November 20, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: November 20, 2025